UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22613

Jackson Variable Series Trust

(Exact name of registrant as specified in charter)

1 Corporate way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL Interest Rate Opportunities Fund
INVESTMENT COMPANIES 100.0%
Alternative 24.0%
JNL Multi-Manager Alternative Fund - Class I (0.2%) (a)	234	2,397
JNL/BlackRock Global Long Short Credit Fund - Class I (0.8%) (a)	124	1,199
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (0.7%) (a)	284	2,808
JNL/FAMCO Flex Core Covered Call Fund - Class I (0.6%) (a)	83	1,001
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	103	1,010
JNL/PPM America Long Short Credit Fund - Class I (0.9%) (a)	135	1,199
		9,614
Domestic Fixed Income 57.9%
JNL/Crescent High Income Fund - Class I (0.8%) (a)	447	4,795
JNL/DoubleLine Total Return Fund - Class I (0.2%) (a)	445	4,810
JNL/PIMCO Income Fund - Class I (0.5%) (a)	400	4,011
JNL/PIMCO Real Return Fund - Class I (0.1%) (a)	241	2,410
JNL/PPM America Floating Rate Income Fund - Class I (0.2%) (a)	300	3,198
JNL/Scout Unconstrained Bond Fund - Class I (0.6%) (a)	404	4,005
		23,229
Global Fixed Income 12.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (0.3%) (a)	442	4,841
International Fixed Income 6.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (0.4%) (a)	220	2,401
Total Investment Companies (cost $39,983)		40,085
Total Investments 100.0% (cost $39,983)		40,085
Other Assets and Liabilities, Net (0.0)%		(13)
Total Net Assets 100.0%		40,072

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.0%
JNL Multi-Manager Alternative Fund - Class I (0.9%) (a)	922	9,433
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.8%) (a)	401	4,354
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (1.3%) (a)	514	5,081
JNL/Mellon Capital Real Estate Sector Fund - Class I (1.0%) (a)	154	1,478
		20,346
Domestic Balanced 9.2%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.4%) (a)	635	7,981
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.7%) (a)	1,312	18,868
		26,849
Domestic Equity 8.2%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	350	4,354
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	51	1,451
JNL Multi-Manager Small Cap Value Fund - Class I (0.1%) (a)	98	1,452
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.5%) (a)	535	7,982
JNL/Invesco Diversified Dividend Fund - Class I (1.6%) (a)	874	8,710
		23,949
Domestic Fixed Income 53.3%
JNL/Crescent High Income Fund - Class I (1.2%) (a)	677	7,257
	Shares	Value ($)
JNL/DoubleLine Core Fixed Income Fund - Class I (0.3%) (a)	893	12,339
JNL/DoubleLine Total Return Fund - Class I (1.9%) (a)	3,622	39,193
JNL/PIMCO Credit Income Fund - Class I (3.5%) (a)	1,450	16,701
JNL/PIMCO Income Fund - Class I (2.0%) (a)	1,737	17,419
JNL/PIMCO Real Return Fund - Class I (0.1%) (a)	291	2,906
JNL/PPM America High Yield Bond Fund - Class I (0.1%) (a)	187	2,903
JNL/PPM America Total Return Fund - Class I (3.1%) (a)	3,137	37,016
JNL/Scout Unconstrained Bond Fund - Class I (2.7%) (a)	1,906	18,870
		154,604
Emerging Markets Equity 3.0%
JNL/GQG Emerging Markets Equity Fund - Class I (1.0%) (a)	465	5,079
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (0.6%) (a)	289	3,629
		8,708
Global Fixed Income 7.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.3%) (a)	2,055	22,522
International Equity 6.5%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	470	7,983
JNL/Mellon Capital International Index Fund - Class I (0.1%) (a)	136	2,177
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	593	8,709
		18,869
International Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.6%) (a)	1,328	14,515
Total Investment Companies (cost $288,460)		290,362
Total Investments 100.0% (cost $288,460)		290,362
Other Assets and Liabilities, Net (0.0)%		(91)
Total Net Assets 100.0%		290,271

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.0%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,577	16,130
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.9%) (a)	458	4,970
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.1%) (a)	92	1,249
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (1.6%) (a)	631	6,245
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	261	2,548
JNL/Mellon Capital Real Estate Sector Fund - Class I (1.7%) (a)	264	2,542
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (0.8%) (a)	110	1,256
		34,940
Domestic Balanced 10.9%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.8%) (a)	1,378	17,313
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.3%) (a)	2,593	37,285
		54,598
Domestic Equity 14.9%
JNL Multi-Manager Mid Cap Fund - Class I (1.5%) (a)	1,204	14,957
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	132	3,787
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	251	3,722
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.4%) (a)	1,328	19,821

1

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL/Invesco Diversified Dividend Fund - Class I (2.8%) (a)	1,500	14,935
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.0%) (a)	167	3,715
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	290	13,608
		74,545
Domestic Fixed Income 38.4%
JNL/Crescent High Income Fund - Class I (1.5%) (a)	833	8,926
JNL/DoubleLine Core Fixed Income Fund - Class I (0.5%) (a)	1,359	18,773
JNL/DoubleLine Total Return Fund - Class I (2.4%) (a)	4,627	50,060
JNL/PIMCO Credit Income Fund - Class I (4.0%) (a)	1,633	18,810
JNL/PIMCO Income Fund - Class I (2.9%) (a)	2,493	25,008
JNL/PIMCO Real Return Fund - Class I (0.3%) (a)	503	5,023
JNL/PPM America High Yield Bond Fund - Class I (0.1%) (a)	240	3,730
JNL/PPM America Total Return Fund - Class I (3.2%) (a)	3,287	38,790
JNL/Scout Unconstrained Bond Fund - Class I (3.3%) (a)	2,269	22,460
		191,580
Emerging Markets Equity 5.7%
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,249	13,638
JNL/Lazard Emerging Markets Fund - Class I (0.6%) (a)	531	6,219
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (1.4%) (a)	699	8,786
		28,643
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class I (0.9%) (a)	850	9,867
Global Fixed Income 6.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.7%) (a)	2,754	30,185
International Equity 10.8%
JNL/Causeway International Value Select Fund - Class I (1.3%) (a)	1,391	23,644
JNL/Mellon Capital International Index Fund - Class I (0.2%) (a)	311	4,981
JNL/WCM Focused International Equity Fund - Class I (1.6%) (a)	1,703	25,020
		53,645
International Fixed Income 4.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.8%) (a)	1,938	21,185
Total Investment Companies (cost $491,402)		499,188
Total Investments 100.0% (cost $491,402)		499,188
Other Assets and Liabilities, Net (0.0)%		(159)
Total Net Assets 100.0%		499,029

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (4.4%) (a)	4,503	46,068
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (5.0%) (a)	2,304	29,357
JNL/AQR Managed Futures Strategy Fund - Class I (7.2%) (a)	3,456	28,134
JNL/BlackRock Global Long Short Credit Fund - Class I (12.1%) (a)	1,980	19,200
JNL/Boston Partners Global Long Short Equity Fund - Class I (9.4%) (a)	4,961	53,828
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.6%) (a)	456	6,170
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (8.4%) (a)	3,349	33,115
	Shares	Value ($)
JNL/Invesco Global Real Estate Fund - Class I (1.1%) (a)	1,902	18,567
JNL/Mellon Capital Real Estate Sector Fund - Class I (6.7%) (a)	1,045	10,045
JNL/Neuberger Berman Currency Fund - Class I (8.9%) (a)	690	6,913
JNL/Nicholas Convertible Arbitrage Fund - Class I (7.7%) (a)	1,356	13,812
JNL/PPM America Long Short Credit Fund - Class I (9.0%) (a)	1,379	12,286
JNL/Westchester Capital Event Driven Fund - Class I (12.8%) (a)	2,886	29,120
Total Investment Companies (cost $303,089)		306,615
Total Investments 100.0% (cost $303,089)		306,615
Other Assets and Liabilities, Net (0.0)%		(116)
Total Net Assets 100.0%		306,499

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Real Assets Fund
INVESTMENT COMPANIES 100.0%
Alternative 64.0%
JNL/BlackRock Global Natural Resources Fund - Class I (0.2%) (a)	154	1,269
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.1%) (a)	86	1,159
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	179	1,752
JNL/Mellon Capital Real Estate Sector Fund - Class I (0.8%) (a)	122	1,171
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (0.7%) (a)	101	1,159
JNL/VanEck International Gold Fund - Class I (1.7%) (a)	96	927
		7,437
Domestic Fixed Income 36.0%
JNL/PIMCO Real Return Fund - Class I (0.2%) (a)	419	4,180
Total Investment Companies (cost $11,664)		11,617
Total Investments 100.0% (cost $11,664)		11,617
Other Assets and Liabilities, Net (0.0)%		(4)
Total Net Assets 100.0%		11,613

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	6,017	188,803
Total Investment Companies (cost $166,530)		188,803
Total Investments 100.0% (cost $166,530)		188,803
Other Assets and Liabilities, Net (0.0)%		(55)
Total Net Assets 100.0%		188,748

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	4,902	392,422
Total Investment Companies (cost $352,049)		392,422
Total Investments 100.0% (cost $352,049)		392,422
Other Assets and Liabilities, Net (0.0)%		(153)
Total Net Assets 100.0%		392,269

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Long Term Investments in Affiliates

The Funds of Funds invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC ("JNAM"). The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2018.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class I	2,441	55	107	—	2	6	2,397	6.0
JNL/BlackRock Global Long Short Credit Fund - Class I	1,220	24	49	—	1	3	1,199	3.0
JNL/Crescent High Income Fund - Class I	4,878	102	146	—	1	(40)	4,795	12.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	2,439	60	53	—	(1)	(44)	2,401	6.0
JNL/DoubleLine Total Return Fund - Class I	4,874	111	161	—	(1)	(13)	4,810	12.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	2,851	48	108	—	3	14	2,808	7.0
JNL/FAMCO Flex Core Covered Call Fund - Class I	1,013	77	57	—	3	(35)	1,001	2.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	4,863	97	192	—	—	73	4,841	12.1
JNL/Invesco Global Real Estate Fund - Class I	1,022	63	40	—	1	(36)	1,010	2.5
JNL/PIMCO Income Fund - Class I	4,065	88	121	—	(1)	(20)	4,011	10.0
JNL/PIMCO Real Return Fund - Class I	2,444	57	70	—	(1)	(20)	2,410	6.0
JNL/PPM America Floating Rate Income Fund - Class I	3,252	56	141	—	2	29	3,198	8.0
JNL/PPM America Long Short Credit Fund - Class I	1,220	23	43	—	1	(2)	1,199	3.0
JNL/Scout Unconstrained Bond Fund - Class I	4,065	97	133	—	(1)	(23)	4,005	9.9
	40,647	958	1,421	—	9	(108)	40,085	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	7,722	1,818	121	—	3	11	9,433	3.2
JNL Multi-Manager Mid Cap Fund - Class I	3,842	617	131	—	10	16	4,354	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	1,277	194	99	—	11	68	1,451	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	1,275	253	31	—	2	(47)	1,452	0.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	3,864	657	75	—	3	(95)	4,354	1.5
JNL/Causeway International Value Select Fund - Class I	7,111	1,448	306	—	20	(290)	7,983	2.8
JNL/Crescent High Income Fund - Class I	6,440	948	71	—	—	(60)	7,257	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	—	12,308	74	—	—	105	12,339	4.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	13,523	2,069	820	—	(13)	(244)	14,515	5.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	7,690	1,517	1,225	—	108	(108)	7,982	2.7
JNL/DoubleLine Total Return Fund - Class I	45,080	5,963	11,644	—	(106)	(100)	39,193	13.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	3,872	1,244	65	—	2	28	5,081	1.8
JNL/Epoch Global Shareholder Yield Fund - Class I	3,221	497	3,614	—	(4)	(100)	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	7,710	1,310	913	—	43	(169)	7,981	2.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	18,653	3,895	320	—	(2)	296	22,522	7.8
JNL/GQG Emerging Markets Equity Fund - Class I	2,587	2,685	248	—	24	31	5,079	1.7
JNL/Invesco Diversified Dividend Fund - Class I	8,991	1,629	1,577	—	18	(351)	8,710	3.0
JNL/Mellon Capital International Index Fund - Class I	—	2,209	—	—	—	(32)	2,177	0.7
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	1,418	4	—	—	64	1,478	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	2,629	1,059	210	—	18	133	3,629	1.3
JNL/PIMCO Credit Income Fund - Class I	16,114	2,378	1,497	—	(28)	(266)	16,701	5.8
JNL/PIMCO Income Fund - Class I	14,170	3,466	157	—	—	(60)	17,419	6.0
JNL/PIMCO Real Return Fund - Class I	3,869	519	1,434	—	(20)	(28)	2,906	1.0
JNL/PPM America High Yield Bond Fund - Class I	2,575	406	27	—	1	(52)	2,903	1.0
JNL/PPM America Total Return Fund - Class I	34,132	5,012	1,653	—	(18)	(457)	37,016	12.8
JNL/Scout Unconstrained Bond Fund - Class I	16,746	2,450	220	—	(1)	(105)	18,870	6.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	17,326	2,573	1,102	—	45	26	18,868	6.5
JNL/WCM Focused International Equity Fund - Class I	7,113	1,845	378	—	27	102	8,709	2.9
	257,532	62,387	28,016	—	143	(1,684)	290,362	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	14,358	1,746	1	—	—	27	16,130	3.2
JNL Multi-Manager Mid Cap Fund - Class I	14,501	559	182	—	15	64	14,957	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	3,605	76	105	—	14	197	3,787	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	2,425	1,406	13	—	1	(97)	3,722	0.7
JNL/Boston Partners Global Long Short Equity Fund - Class I	4,782	309	12	—	—	(109)	4,970	1.0

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	1,247	1	—	—	3	1,249	0.3
JNL/Causeway International Value Select Fund - Class I	21,742	2,840	125	—	11	(824)	23,644	4.7
JNL/Crescent High Income Fund - Class I	11,517	—	2,510	—	6	(87)	8,926	1.8
JNL/DoubleLine Core Fixed Income Fund - Class I	—	18,620	8	—	—	161	18,773	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,892	1,773	5,026	—	(83)	(371)	21,185	4.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	19,216	902	253	—	26	(70)	19,821	4.0
JNL/DoubleLine Total Return Fund - Class I	62,064	3,858	15,563	—	(144)	(155)	50,060	10.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	4,782	1,433	6	—	—	36	6,245	1.3
JNL/Epoch Global Shareholder Yield Fund - Class I	7,198	300	7,272	—	1	(227)	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	21,526	709	4,676	—	207	(453)	17,313	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	26,060	3,834	113	—	(1)	405	30,185	6.0
JNL/GQG Emerging Markets Equity Fund - Class I	7,256	6,421	178	—	20	119	13,638	2.7
JNL/Harris Oakmark Global Equity Fund - Class I	9,645	712	79	—	6	(417)	9,867	2.0
JNL/Invesco Diversified Dividend Fund - Class I	17,972	853	3,257	—	29	(662)	14,935	3.0
JNL/Invesco Global Real Estate Fund - Class I	3,615	238	1,136	—	(30)	(139)	2,548	0.5
JNL/Lazard Emerging Markets Fund - Class I	6,127	121	145	—	14	102	6,219	1.2
JNL/Mellon Capital International Index Fund - Class I	—	5,054	—	—	—	(73)	4,981	1.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	2,398	295	5	—	—	(146)	2,542	0.5
JNL/Mellon Capital S&P 500 Index Fund - Class I	3,610	178	45	—	5	(33)	3,715	0.7
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	1,264	1	—	—	(7)	1,256	0.3
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	6,190	2,419	164	—	16	325	8,786	1.8
JNL/PIMCO Credit Income Fund - Class I	20,321	1,328	2,467	—	(50)	(322)	18,810	3.8
JNL/PIMCO Income Fund - Class I	21,493	3,667	59	—	—	(93)	25,008	5.0
JNL/PIMCO Real Return Fund - Class I	7,188	364	2,440	—	(35)	(54)	5,023	1.0
JNL/PPM America High Yield Bond Fund - Class I	4,784	223	1,203	—	14	(88)	3,730	0.7
JNL/PPM America Total Return Fund - Class I	39,436	2,546	2,640	—	(34)	(518)	38,790	7.8
JNL/Scout Unconstrained Bond Fund - Class I	21,484	1,543	436	—	(4)	(127)	22,460	4.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	36,974	1,027	872	—	32	124	37,285	7.5
JNL/T. Rowe Price Established Growth Fund - Class I	11,918	1,543	300	—	38	409	13,608	2.7
JNL/WCM Focused International Equity Fund - Class I	21,743	3,157	231	—	18	333	25,020	5.0
	480,822	72,565	51,524	—	92	(2,767)	499,188	100.0
JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class I	50,166	—	4,282	—	94	90	46,068	15.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	32,446	—	2,759	—	194	(524)	29,357	9.6
JNL/AQR Managed Futures Strategy Fund - Class I	30,900	137	1,992	—	130	(1,041)	28,134	9.2
JNL/BlackRock Global Long Short Credit Fund - Class I	20,888	44	1,801	—	25	44	19,200	6.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	58,544	54	3,628	—	175	(1,317)	53,828	17.6
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	6,689	4	295	—	(3)	(225)	6,170	2.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	35,992	35	3,131	—	81	138	33,115	10.8
JNL/Invesco Global Real Estate Fund - Class I	20,157	—	865	—	16	(741)	18,567	6.1
JNL/Mellon Capital Real Estate Sector Fund - Class I	10,831	70	185	—	(6)	(665)	10,045	3.3
JNL/Neuberger Berman Currency Fund - Class I	7,513	20	632	—	—	12	6,913	2.3
JNL/Nicholas Convertible Arbitrage Fund - Class I	15,019	26	1,322	—	14	75	13,812	4.5
JNL/PPM America Long Short Credit Fund - Class I	13,367	29	1,099	—	18	(29)	12,286	4.0
JNL/Westchester Capital Event Driven Fund - Class I	31,794	25	2,980	—	85	196	29,120	9.3
	334,306	444	24,971	—	823	(3,987)	306,615	100.0
JNL Real Assets Fund
JNL/BlackRock Global Natural Resources Fund - Class I	1,374	57	75	—	8	(95)	1,269	10.9
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	1,203	25	26	—	(1)	(42)	1,159	10.0
JNL/Invesco Global Real Estate Fund - Class I	1,808	55	43	—	—	(68)	1,752	15.1
JNL/Mellon Capital Real Estate Sector Fund - Class I	1,194	83	32	—	(1)	(73)	1,171	10.1
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	1,234	6	102	—	7	14	1,159	10.0
JNL/PIMCO Real Return Fund - Class I	4,338	99	220	—	(2)	(35)	4,180	36.0
JNL/VanEck International Gold Fund - Class I	1,007	38	59	—	1	(60)	927	7.9
	12,158	363	557	—	12	(359)	11,617	100.0

4

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Security Valuation and Fair Value Measurement. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL Tactical ETF Moderate Fund
INVESTMENT COMPANIES 99.8%
Alternative 1.6%
iShares U.S. Real Estate ETF (a)	28	2,129
Domestic Equity 32.6%
iShares Core S&P 500 ETF	43	11,478
iShares Core S&P Mid-Cap ETF	30	5,517
iShares Edge MSCI USA Value Factor ETF	91	7,437
iShares S&P SmallCap 600 Index ETF (a)	27	2,107
iShares U.S. Consumer Services ETF	24	4,394
iShares U.S. Financial Services ETF	40	5,249
iShares U.S. Healthcare ETF (a)	14	2,415
iShares U.S. Technology ETF (a)	29	4,908
		43,505
Domestic Fixed Income 46.1%
iShares 0-5 Year High Yield Corporate Bond ETF	76	3,553
iShares Core Total U.S. Bond Market ETF	213	22,834
iShares Floating Rate Bond ETF (a)	233	11,883
iShares Intermediate Credit Bond ETF	143	15,361
iShares TIPS Bond ETF	70	7,880
		61,511
Emerging Markets Equity 3.4%
iShares Core MSCI Emerging Markets ETF	68	3,943
iShares MSCI India ETF	19	652
		4,595
Emerging Markets Fixed Income 6.4%
iShares JPMorgan USD Emerging Markets Bond ETF	75	8,497
International Equity 9.7%
iShares Core MSCI EAFE ETF	156	10,248
iShares MSCI EAFE Small Cap Index ETF	42	2,705
		12,953
Total Investment Companies (cost $123,135)		133,190
SHORT TERM INVESTMENTS 10.6%
Securities Lending Collateral 10.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (b) (c)	14,171	14,171
Total Short Term Investments (cost $14,171)		14,171
Total Investments 110.4% (cost $137,306)		147,361
Other Assets and Liabilities, Net (10.4)%		(13,831)
Total Net Assets 100.0%		133,530

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Tactical ETF Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 1.8%
iShares U.S. Real Estate ETF (a)	67	5,054
Domestic Equity 39.8%
iShares Core S&P 500 ETF	95	25,269
iShares Core S&P Mid-Cap ETF	83	15,599
iShares Edge MSCI USA Value Factor ETF	205	16,784
iShares S&P SmallCap 600 Index ETF (a)	85	6,505
iShares U.S. Consumer Services ETF	70	12,824
iShares U.S. Financial Services ETF	130	16,953
iShares U.S. Healthcare ETF (a)	37	6,396
iShares U.S. Technology ETF (a)	75	12,657
		112,987
Domestic Fixed Income 29.7%
iShares 0-5 Year High Yield Corporate Bond ETF	103	4,831
iShares Core Total U.S. Bond Market ETF	315	33,749
iShares Floating Rate Bond ETF (a)	291	14,824
iShares Intermediate Credit Bond ETF	195	20,937
iShares TIPS Bond ETF	87	9,789
		84,130
Emerging Markets Equity 6.9%
iShares Core MSCI Emerging Markets ETF	290	16,948
	Shares	Value ($)
iShares MSCI India ETF	80	2,722
		19,670
Emerging Markets Fixed Income 4.4%
iShares JPMorgan USD Emerging Markets Bond ETF	110	12,406
International Equity 17.4%
iShares Core MSCI EAFE ETF	572	37,695
iShares MSCI EAFE Small Cap Index ETF	181	11,814
		49,509
Total Investment Companies (cost $251,148)		283,756
SHORT TERM INVESTMENTS 7.5%
Securities Lending Collateral 7.5%
Securities Lending Cash Collateral Fund LLC, 1.69% (b) (c)	21,243	21,243
Total Short Term Investments (cost $21,243)		21,243
Total Investments 107.5% (cost $272,391)		304,999
Other Assets and Liabilities, Net (7.5)%		(21,286)
Total Net Assets 100.0%		283,713

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Tactical ETF Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.5%
iShares U.S. Real Estate ETF (a)	104	7,839
Domestic Equity 51.3%
iShares Core S&P 500 ETF	89	23,746
iShares Core S&P Mid-Cap ETF	90	16,803
iShares Edge MSCI USA Value Factor ETF	258	21,156
iShares S&P SmallCap 600 Index ETF	78	6,045
iShares U.S. Consumer Services ETF	63	11,521
iShares U.S. Financial Services ETF (a)	126	16,478
iShares U.S. Healthcare ETF (a)	38	6,533
iShares U.S. Technology ETF (a)	73	12,236
		114,518
Domestic Fixed Income 12.4%
iShares 0-5 Year High Yield Corporate Bond ETF	50	2,330
iShares Core Total U.S. Bond Market ETF	104	11,201
iShares Floating Rate Bond ETF (a)	92	4,689
iShares Intermediate Credit Bond ETF	59	6,292
iShares TIPS Bond ETF	28	3,170
		27,682
Emerging Markets Equity 8.9%
iShares Core MSCI Emerging Markets ETF	286	16,734
iShares MSCI India ETF	93	3,165
		19,899
Emerging Markets Fixed Income 2.2%
iShares JPMorgan USD Emerging Markets Bond ETF	44	5,015
International Equity 21.7%
iShares Core MSCI EAFE ETF	567	37,325
iShares MSCI EAFE Small Cap Index ETF	169	11,014
		48,339
Total Investment Companies (cost $191,136)		223,292
SHORT TERM INVESTMENTS 5.3%
Securities Lending Collateral 5.2%
Securities Lending Cash Collateral Fund LLC, 1.69% (b) (c)	11,729	11,729
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	241	241
Total Short Term Investments (cost $11,970)		11,970
Total Investments 105.3% (cost $203,106)		235,262
Other Assets and Liabilities, Net (5.3)%		(11,947)
Total Net Assets 100.0%		223,315

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Risk Parity Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 40.3%
France 5.1%
France Government Inflation Indexed Bond
1.10%, 07/25/22, EUR (b)	363	502
0.25%, 07/25/24, EUR (b)	206	279
0.10%, 03/01/25, EUR (b)	306	405
1.85%, 07/25/27, EUR (b)	271	424
		1,610
Germany 5.2%
Deutsche Bundesrepublik Inflation Indexed Bond
0.10%, 04/15/23 - 04/15/26, EUR (b)	1,244	1,668
United Kingdom 6.7%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/26, GBP (b)	1,331	2,126
United States of America 23.3%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (b)	1,244	1,225
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/26 (b)	4,398	4,332
0.38%, 07/15/25 - 07/15/27 (b)	997	978
0.63%, 01/15/26 (b)	897	896
		7,431
Total Government And Agency Obligations (cost $12,499)		12,835
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 55.1%
Investment Companies 38.0%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	5,946	5,946
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 1.63% (d)	6,127	6,127
		12,073
Treasury Securities 17.1%
U.S. Treasury Bill
1.24%, 04/12/18 (e)	4,112	4,110
1.64%, 07/26/18 (e)	1,350	1,342
		5,452
Total Short Term Investments (cost $17,527)		17,525
Total Investments 95.4% (cost $30,026)		30,360
Other Derivative Instruments 0.4%		123
Other Assets and Liabilities, Net 4.2%		1,341
Total Net Assets 100.0%		31,824

(a) Consolidated Schedule of Investments.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Amsterdam Exchanges Index	1	April 2018	EUR	106	1	—
ASX SPI 200 Index	2	June 2018	AUD	299	(1)	(10)
Australia Commonwealth Treasury Bond, 10-Year	11	June 2018	AUD	1,402	(1)	19
Brent Crude Oil	12	July 2018		770	6	56
CAC40 10 Euro	3	April 2018	EUR	157	1	(2)
Canadian Government Bond, 10-Year	13	June 2018	CAD	1,699	3	26
Cocoa	2	July 2018		51	(1)	—
Coffee 'C'	6	July 2018		277	1	(6)
Corn	25	July 2018		497	18	(2)
Cotton No. 2	3	July 2018		125	1	(2)
E-mini Russell 2000 Index	7	June 2018		560	5	(24)
Euro STOXX 50	12	June 2018	EUR	400	7	(8)
Euro-Bund	48	June 2018	EUR	7,535	7	145
Feeder Cattle	1	August 2018		74	(2)	(4)
FTSE 100 Index	6	June 2018	GBP	426	4	(9)
FTSE/JSE Top 40 Index	4	June 2018	ZAR	2,125	2	(13)
Gold 100 oz.	8	June 2018		1,065	(2)	(3)
IBEX 35 Index	1	April 2018	EUR	96	1	(1)
Japanese Government Bond, 10-Year	3	June 2018	JPY	452,099	—	4
KCBT Wheat	2	July 2018		54	1	(5)
KOSPI 200	2	June 2018	KRW	154,179	2	3
Lean Hogs	6	June 2018		194	—	(10)
Live Cattle	9	June 2018		411	(11)	(42)
LME Aluminum	8	June 2018		439	(38)	(38)
LME Copper	4	June 2018		717	(46)	(45)
LME Lead	1	June 2018		65	(5)	(5)
LME Nickel	1	June 2018		77	2	3
LME Zinc	2	June 2018		167	(3)	(3)
Low Sulphur Gas Oil	5	June 2018		284	1	23
Natural Gas	7	June 2018		200	2	(5)
NY Harbor ULSD	3	June 2018		236	1	18
RBOB Gasoline	3	June 2018		239	—	16
S&P 500 E-Mini Index	40	June 2018		5,542	71	(256)
S&P MidCap 400 E-Mini Index	3	June 2018		585	8	(20)
S&P/Toronto Stock Exchange 60 Index	2	June 2018	CAD	367	3	(4)
SGX Nifty 50 Index	1	April 2018		20	—	—
Silver	4	May 2018		334	—	(8)
Soybean	9	July 2018		477	12	(2)
Soybean Meal	4	July 2018		151	5	4
Soybean Oil	8	May 2018		158	1	(5)
Soybean Oil	1	July 2018		19	—	—
Sugar #11 (World Markets)	19	July 2018		278	3	(13)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Tokyo Price Index	5	June 2018	JPY	84,653	2	6
U.K. Long Gilt	12	June 2018	GBP	1,451	3	32
U.S. Treasury Note, 10-Year	158	June 2018		18,931	37	209
Wheat	10	July 2018		255	3	(21)
WTI Crude Oil	16	June 2018		972	8	66
					112	64

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	06/20/18	BRL	1,368	416	(8)
BRL/USD	CIT	06/20/18	BRL	1,126	342	—
CHF/USD	CIT	06/20/18	CHF	16	16	—
CNH/USD	CIT	06/20/18	CNH	1,600	254	2
EUR/USD	CIT	06/20/18	EUR	109	135	(2)
EUR/USD	CIT	06/20/18	EUR	51	63	—
HKD/USD	CIT	04/03/18	HKD	20	2	—
HKD/USD	CIT	06/20/18	HKD	481	61	—
HUF/USD	CIT	06/20/18	HUF	15,388	61	(1)
HUF/USD	CIT	06/20/18	HUF	110,216	437	2
INR/USD	CIT	06/20/18	INR	32,400	492	—
KRW/USD	CIT	06/20/18	KRW	1,084,704	1,020	13
MXN/USD	CIT	06/20/18	MXN	18,604	1,008	33
PLN/USD	CIT	06/20/18	PLN	785	230	(5)
PLN/USD	CIT	06/20/18	PLN	1,413	414	—
TRY/USD	CIT	06/20/18	TRY	3,796	935	(29)
TRY/USD	CIT	06/20/18	TRY	100	25	—
USD/BRL	CIT	06/20/18	BRL	(100)	(30)	—
USD/CHF	CIT	06/20/18	CHF	(13)	(14)	—
USD/EUR	CIT	06/20/18	EUR	(758)	(938)	(5)
USD/EUR	CIT	06/20/18	EUR	(4,548)	(5,628)	24
USD/GBP	CIT	06/20/18	GBP	(1,140)	(1,596)	(17)
USD/GBP	CIT	06/20/18	GBP	(380)	(532)	—
USD/HKD	CIT	06/20/18	HKD	(858)	(111)	—
USD/INR	CIT	06/20/18	INR	(100)	(2)	—
USD/KRW	CIT	06/20/18	KRW	(20,200)	(19)	—
USD/PLN	CIT	06/20/18	PLN	(300)	(87)	—
ZAR/USD	CIT	06/20/18	ZAR	843	70	(2)
ZAR/USD	CIT	06/20/18	ZAR	5,059	420	—
					(2,556)	5

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Hang Seng China Enterprises Index Future, Expiration April 2018	BOA	N/A	04/27/18	HKD	5,435	—	(2)
Hang Seng Index Future, Expiration April 2018	BOA	N/A	04/27/18	HKD	1,510	—	(1)
KOSPI 200 Future, Expiration June 2018	BOA	N/A	06/14/18	KRW	154,456	—	3
MSCI Taiwan Index Future, Expiration April 2018	BOA	N/A	04/27/18		282	—	1
SGX Nifty 50 Index Future, Expiration April 2018	BOA	N/A	04/27/18		161	—	1
Swiss Market Index Future, Expiration June 2018	BOA	N/A	06/15/18	CHF	263	—	(5)
Hang Seng China Enterprises Index Future, Expiration April 2018	GSC	N/A	04/27/18	HKD	616	—	(2)
KOSPI 200 Future, Expiration June 2018	GSC	N/A	06/14/18	KRW	77,728	—	1
SGX Nifty 50 Index Future, Expiration April 2018	GSC	N/A	04/27/18		20	—	—
Bovespa Index Future, Expiration April 2018	MLP	N/A	04/18/18	BRL	825	—	10
						—	6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Long Short Credit Fund
COMMON STOCKS 2.8%
France 0.0%
SMCP SAS (a)	2	38
Germany 0.1%
Aroundtown Property Holdings Plc	18	138
Italy 0.1%
Telecom Italia SpA (a)	162	154
Netherlands 0.6%
NXP Semiconductors NV (a)	8	965
United States of America 2.0%
AMC Networks Inc. - Class A (a)	14	748
CBS Corp. - Class B	7	358
Hess Corp.	4	197
Kroger Co.	7	171
Lions Gate Entertainment Corp. - Class A	28	719
QUALCOMM Inc. (b)	6	314
Time Warner Inc.	2	212
Verizon Communications Inc.	4	185
VMware Inc. - Class A (a)	1	173
		3,077
Total Common Stocks (cost $4,731)		4,372
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.9%
Australia 0.2%
Virgin Australia Trust
Series 2013-1C, 7.13%, 10/23/18 (c)	157	158
Series 2013-1B, 6.00%, 10/23/20 (c)	116	118
		276
Canada 0.7%
Air Canada Pass-Through Trust
Series 2013-C-1, 6.63%, 05/15/18 (c)	350	351
Series 2017-B-1, 3.70%, 01/15/26 (c)	825	803
		1,154
Cayman Islands 0.8%
ALM VI Ltd.
Series 2012-CRR-6A, 4.56%, (3M US LIBOR + 3.20%), 07/15/26 (c) (d)	300	300
Atlas Senior Loan Fund IV Ltd.
Series 2013-A3LR-2A, 3.79%, (3M US LIBOR + 1.95%), 02/17/26 (c) (d)	350	350
Mountain Hawk CLO Ltd.
Series 2013-A1-2A, 2.90%, (3M US LIBOR + 1.16%), 07/22/24 (c) (d)	393	393
Voya CLO Ltd.
Series 2013-BR-3A, 3.88%, (3M US LIBOR + 2.15%), 01/18/26 (c) (d)	255	255
		1,298
Ireland 3.4%
Adagio V CLO DAC
Series V-E-X, 6.70%, (3M EU EURIBOR + 6.70%), 10/15/29, EUR (d) (e)	110	137
Aqueduct European CLO II DAC
Series 2017-B1-2X, 1.20%, (3M EU EURIBOR + 1.20%), 10/15/30, EUR (d) (e)	164	203
Arbour CLO Ltd.
Series 2014-E-1X, 5.00%, (3M EU EURIBOR + 5.00%), 06/16/27, EUR (d) (e)	238	294
Avoca CLO XIV Designated Activity Co.
Series FR-14X, 6.35%, (3M EU EURIBOR + 6.35%), 01/12/31, EUR (d) (e)	300	356
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (e) (f)	400	402
Avoca CLO XV Ltd.
Series M1-15X, 6.34%, 01/15/29, EUR (d) (e)	500	457
Series ER-15X, 4.13%, (3M EU EURIBOR + 4.13%), 04/15/31, EUR (d) (e)	150	174
Series FR-15X, 5.84%, (3M EU EURIBOR + 5.84%), 04/15/31, EUR (d) (e)	230	260
CVC Cordatus Loan Fund VI Ltd.
Series SUB-6X, 8.61%, 04/15/29, EUR (d) (e)	450	488
	Shares/Par[1]	Value ($)
CVC Cordatus Loan Fund VIII Ltd.
Series E-8X, 5.70%, (3M EU EURIBOR + 5.70%), 04/23/30, EUR (d) (e)	100	127
GLG Euro CLO IV DAC
Series A1-4X, 0.70%, (3M EU EURIBOR + 0.70%), 05/15/31, EUR (d) (e)	400	492
Series B1-4X, 1.05%, (3M EU EURIBOR + 1.05%), 05/15/31, EUR (d) (e)	231	283
Series E-4X, 4.27%, (3M EU EURIBOR + 4.29%), 05/15/31, EUR (d) (e)	100	115
OCP Euro CLO Ltd.
Series 2017-E-1X, 5.35%, (3M EU EURIBOR + 5.35%), 06/18/30, EUR (d) (e)	100	123
Series 2017-A-2X, 0.82%, (3M EU EURIBOR + 0.82%), 01/15/32, EUR (d) (e)	100	123
Series 2017-B-2X, 1.35%, (3M EU EURIBOR + 1.35%), 01/15/32, EUR (d) (e)	100	124
Series 2017-E-2X, 5.00%, (3M EU EURIBOR + 5.00%), 01/15/32, EUR (d) (e)	100	121
Series 2017-F-2X, 6.40%, (3M EU EURIBOR + 6.40%), 01/15/32, EUR (d) (e)	100	117
Ozlme II DAC
Series E-2X, 4.90%, (3M EU EURIBOR + 4.90%), 10/15/30, EUR (d) (e)	100	121
Ozlme III DAC
Series SUB-3X, 0.00%, 02/24/20, EUR (d) (e)	200	216
Series A1-3X, 0.75%, (3M EU EURIBOR + 0.75%), 02/24/20, EUR (d) (e)	300	369
Series E-3X, 4.80%, (3M EU EURIBOR + 4.80%), 02/24/20, EUR (d) (e)	100	122
Voya Euro CLO I DAC
Series SUB-1X, 0.00%, 04/15/20, EUR (d) (g)	121	144
		5,368
Netherlands 0.7%
Cairn CLO IX BV
Series 2018-M2-9X, 0.00%, 03/21/32, EUR (d) (e) (h)	100	122
Series 2018-A-9X, 0.71%, 03/21/32, EUR (d) (e)	200	245
Series 2018-B1-9X, 1.00%, 03/21/32, EUR (d) (e)	200	245
Cairn CLO VI BV
Series 2016-E-6X, 6.25%, (3M EU EURIBOR + 6.25%), 07/25/29, EUR (d) (e)	200	248
Dryden LVI Euro CLO BV
Series 2017-E-56X, 4.72%, (3M EU EURIBOR + 4.72%), 01/15/32, EUR (d) (e)	105	126
Dryden XLVI Euro CLO BV
Series 2016-E-46X, 5.75%, (3M EU EURIBOR + 5.75%), 01/15/30, EUR (d) (e)	104	131
Jubilee CDO BV
Series VIII-SUB-X, 4.73%, (6M EU EURIBOR + 5.00%), 01/15/24, EUR (d) (h)	364	—
		1,117
Turkey 0.2%
Turk Hava Yollari AO
Series 2015-A-1, 4.20%, 03/15/27 (c)	280	266
United Arab Emirates 0.1%
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23 (c)	182	187
United Kingdom 0.3%
Paragon Mortgages No. 13 Plc
Series 13X-A2C, 1.90%, (3M US LIBOR + 0.18%), 01/15/39 (d) (e)	497	473
United States of America 9.5%
American Airlines Pass-Through Trust
Series 2013-1C, 6.13%, 07/15/18 (c)	1,750	1,754
Series 2001-A-1-1, 6.98%, 05/23/21	472	494
Series 2017-B1-B, 4.95%, 02/15/25	467	481
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.75%, 05/10/58 (d)	1,839	189
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	397	397
Core Industrial Trust
Series 2015-F-CALW, REMIC, 3.85%, 02/10/22 (c) (d)	380	373

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2015-G-CALW, REMIC, 3.85%, 02/10/22 (c) (d)	360	343
Credit Acceptance Auto Loan Trust
Series 2015-B-2A, 3.04%, 01/15/19 (c)	305	305
Series 2015-C-2A, 3.76%, 01/15/19 (c)	250	252
Series 2015-B-1A, 2.61%, 01/17/23 (c)	7	7
DCP Rights LLC
Series 2014-A-1A, 5.46%, 10/25/21 (c)	257	261
Delta Air Lines Pass-Through Trust
Series 2015-B-1, 4.25%, 07/30/23	1,269	1,278
GAHR Commercial Mortgage Trust
Series 2015-EFX-NRF, REMIC, 3.38%, 12/15/19 (c) (d)	705	694
Series 2015-FFX-NRF, REMIC, 3.38%, 12/15/19 (c) (d)	280	274
GRACE Mortgage Trust
Series 2014-F-GRCE, REMIC, 3.59%, 06/10/21 (c) (d)	205	200
Lone Star Portfolio Trust
Series 2015-E-LSP, REMIC, 7.38%, (1M US LIBOR + 5.60%), 09/15/20 (c) (d)	439	440
Navient Private Education Loan Trust
Series 2015-A3-AA, 3.48%, (1M US LIBOR + 1.70%), 07/15/24 (c) (d)	295	306
Series 2015-B-AA, 3.50%, 12/15/24 (c)	100	94
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (c)	207	206
Series 2015-B-2A, 3.10%, 01/18/19 (c)	155	155
Series 2015-A-1A, 3.19%, 03/18/26 (c)	233	233
Series 2015-B-1A, 3.85%, 03/18/26 (c)	290	290
SLM Private Education Loan Trust
Series 2011-A3-B, 4.03%, (1M US LIBOR + 2.25%), 05/15/19 (c) (d)	630	654
Series 2013-B-B, 3.00%, 12/15/19 (c)	360	355
SMB Private Education Loan Trust
Series 2015-B-C, 3.50%, 03/15/26 (c)	775	769
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (c)	419	420
United Airlines Inc. Pass-Through Trust
Series 2014-B-2, 4.63%, 09/03/22	398	404
Series 2013-A-1, 4.30%, 08/15/25	414	422
US Airways Pass-Through Trust
Series 2012-C-2, 5.45%, 06/03/18	1,000	1,000
Series 2012-B-1, 8.00%, 10/01/19	156	165
Series 2012-B-2, 6.75%, 06/03/21	525	559
Series 2013-B-1, 5.38%, 11/15/21	1,321	1,361
		15,135
Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,308)		25,274
CORPORATE BONDS AND NOTES 67.7%
Australia 0.9%
BHP Billiton Finance Ltd.
5.63%, 10/22/79, EUR (d) (e)	100	148
Volcan Holdings Inc.
4.13%, 04/11/20, GBP (e) (i)	500	897
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (i) (j)	420	388
		1,433
Belgium 0.4%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	175	177
4.60%, 04/15/48	150	155
KBC Group NV
5.63%, (callable at 100 beginning 03/19/19), EUR (e) (j)	100	127
Nyrstar NV
5.00%, 07/11/22, EUR (e) (i)	100	129
		588
Brazil 0.0%
JBS USA Lux SA
6.75%, 02/15/28 (c)	11	11
Canada 3.2%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (c)	4	4
	Shares/Par[1]	Value ($)
5.00%, 10/15/25 (c)	76	72
Bombardier Inc.
7.75%, 03/15/20 (c)	265	283
8.75%, 12/01/21 (c)	852	937
6.00%, 10/15/22 (c)	295	292
6.13%, 01/15/23 (c)	496	495
7.50%, 12/01/24 - 03/15/25 (c)	65	67
Cenovus Energy Inc.
5.40%, 06/15/47	730	734
Enbridge Inc.
6.25%, 03/01/78 (i)	545	538
First Quantum Minerals Ltd.
7.00%, 02/15/21 (c)	125	125
7.25%, 05/15/22 - 04/01/23 (c)	600	596
Mattamy Group Corp.
6.50%, 10/01/25 (c)	31	31
MDC Partners Inc.
6.50%, 05/01/24 (c)	18	18
MEG Energy Corp.
6.50%, 01/15/25 (c)	61	59
Mercer International Inc.
5.50%, 01/15/26 (c)	5	5
NOVA Chemicals Corp.
4.88%, 06/01/24 (c)	14	13
Parkland Fuel Corp.
6.00%, 04/01/26 (c)	4	4
Precision Drilling Corp.
7.13%, 01/15/26 (c)	5	5
Seven Generations Energy Ltd.
5.38%, 09/30/25 (c)	8	8
Teck Resources Ltd.
8.50%, 06/01/24 (c)	144	160
Titan Acquisition Ltd.
7.75%, 04/15/26 (c)	18	18
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (c)	645	650
		5,114
Cyprus 0.2%
Volcan Holdings Inc.
3.88%, 10/10/20, GBP (e) (i)	200	333
Czech Republic 0.1%
RESIDOMO s.r.o.
3.38%, 10/15/24, EUR (e)	100	123
Denmark 0.2%
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (e) (j)	200	274
Finland 0.1%
Nokia Oyj
4.38%, 06/12/27	6	6
Stora Enso Oyj
2.50%, 03/21/28, EUR (e)	100	121
		127
France 4.0%
Air Liquide Finance SA
2.50%, 09/27/26 (c)	200	185
Areva SA
4.88%, 09/23/24, EUR	300	404
BNP Paribas Cardif SA
4.03%, (callable at 100 beginning 11/25/25), EUR (e) (j)	400	533
BNP Paribas SA
6.13%, (callable at 100 beginning 06/17/22), EUR (e) (j)	270	377
7.38%, (callable at 100 beginning 08/19/25) (c) (j)	630	685
4.38%, 03/01/33 (c)	400	389
Burger King France SAS
5.25%, (3M EU EURIBOR + 5.25%), 05/01/23, EUR (d) (e)	100	125
Credit Agricole Assurances SA
4.50%, (callable at 100 beginning 10/14/25), EUR (e) (j)	100	135

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (e) (j)	200	276
8.13%, (callable at 100 beginning 12/23/25) (c) (j)	420	478
Danone SA
2.95%, 11/02/26 (c)	310	288
Electricite de France SA
4.13%, (callable at 100 beginning 01/22/22), EUR (e) (j)	200	261
4.63%, 04/26/30, EUR (e)	100	158
Numericable - SFR SA
7.38%, 05/01/26 (c)	200	190
Orange SA
5.25%, (callable at 100 beginning 02/07/24), EUR (e) (j)	200	284
Sanofi SA
0.00%, (3M EU EURIBOR + 0.15%), 03/21/20, EUR (d) (e)	200	247
0.00%, 03/21/20, EUR (e) (f)	200	247
Societe Generale SA
8.00%, (callable at 100 beginning 09/29/25) (c) (i) (j)	400	446
1.38%, 02/23/28, EUR	200	244
TDF Infrastructure SAS
2.50%, 04/07/26, EUR (e)	200	259
Verallia Packaging SAS
5.13%, 08/01/22, EUR (e)	100	127
		6,338
Germany 3.3%
Adler Pelzer Holding GmbH
4.13%, 04/01/24, EUR (e)	100	124
Adler Real Estate AG
1.50%, 12/06/21, EUR	100	123
2.13%, 02/06/24, EUR (e)	400	489
Aroundtown Property Holdings Plc
1.50%, 01/18/21, EUR (e) (i)	100	152
ATF Netherlands BV
3.75%, (callable at 100 beginning 01/20/23), EUR (e) (j)	100	127
CPI Property Group SA
2.13%, 10/04/24, EUR (e)	100	122
CTC BondCo GmbH
5.25%, 12/15/25, EUR (e)	100	122
Deutsche Bank AG
4.88%, 12/01/32	855	794
Grand City Properties SA
3.75%, (callable at 100 beginning 02/18/22), EUR (e) (j)	200	261
1.50%, 02/22/27, EUR (e)	100	119
IKB Deutsche Industriebank AG
4.00%, 01/31/28, EUR (e)	200	247
Platin 1426 GmbH
5.38%, 06/15/23, EUR (e)	236	286
Raffinerie Heide GmbH
6.38%, 12/01/22, EUR (e)	100	124
Schaeffler Verwaltung Zwei GmbH
4.50%, 09/15/26, EUR (e) (k)	220	282
Senvion Holding GmbH
3.88%, 10/25/22, EUR (e)	100	111
Siemens Financieringsmaatschappij NV
3.40%, 03/16/27 (c)	350	346
TLG Immobilien AG
1.38%, 11/27/24, EUR (e)	200	243
Unitymedia GmbH
3.75%, 01/15/27, EUR (e)	370	478
Vonovia Finance BV
0.12%, (3M EU EURIBOR + 0.45%), 12/22/22, EUR (d) (e)	100	123
0.75%, 01/15/24, EUR (e)	100	121
1.50%, 01/14/28, EUR (e)	100	120
ZF North America Capital Inc.
2.75%, 04/27/23, EUR (e)	200	265
		5,179
	Shares/Par[1]	Value ($)
Greece 0.2%
Alpha Bank AE
2.50%, 02/05/23, EUR (e)	200	246
National Bank of Greece SA
2.75%, 10/19/20, EUR (e)	100	126
		372
Hong Kong 0.2%
Hongkong & Shanghai Banking Corp. Ltd.
2.00%, (callable at 100 beginning 04/27/18) (j)	300	270
Ireland 0.5%
Ardagh Packaging Finance Plc
6.75%, 05/15/24, EUR	100	133
7.25%, 05/15/24 (c)	200	213
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (e) (j)	200	272
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (c)	22	21
Virgin Media Receivables Financing Notes II DAC
5.75%, 04/15/23, GBP (e)	150	211
		850
Israel 0.5%
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	500	423
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/22, EUR (e)	100	124
1.13%, 10/15/24, EUR (e)	180	184
		731
Italy 2.8%
A2A SpA
1.63%, 10/19/27, EUR (e)	100	121
Buzzi Unicem SpA
2.13%, 04/28/23, EUR (e)	100	128
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (j)	200	268
5.02%, 06/26/24 (c)	200	198
5.71%, 01/15/26 (c)	470	472
Schumann SpA
7.00%, 07/31/23, EUR (e)	200	257
Telecom Italia Finance SA
7.75%, 01/24/33, EUR (e)	150	274
Telecom Italia SpA
1.13%, 03/26/22, EUR (e) (i)	800	969
5.30%, 05/30/24 (c)	240	246
UniCredit SpA
9.25%, (callable at 100 beginning 06/03/22), EUR (e) (j)	250	367
6.95%, 10/31/22, EUR (e)	160	240
5.86%, 06/19/32 (c) (d)	680	691
Wind Tre SpA
3.13%, 01/20/25, EUR (e)	200	217
		4,448
Jersey 0.2%
LHC3 Plc
4.88%, 08/15/24, EUR (e) (k)	202	250
Luxembourg 1.2%
Altice Financing SA
6.63%, 02/15/23 (c)	200	198
7.50%, 05/15/26 (c)	800	786
Altice Finco SA
4.75%, 01/15/28, EUR (e)	360	388
Bevco Lux SARL
1.75%, 02/09/23, EUR (e)	250	307
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (c)	16	15
Matterhorn Telecom SA
4.00%, 11/15/27, EUR (e)	125	148
Swissport Financing SARL
9.75%, 12/15/22, EUR (e)	100	128
		1,970

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Netherlands 2.3%
ABN AMRO Bank NV
4.75%, (callable at 100 begininng 09/22/27), EUR (e) (j)	400	508
Capital Stage Finance BV
5.25%, (callable at 100 begininng 09/13/23), EUR (e) (i) (j)	100	131
Constellium NV
4.25%, 02/15/26, EUR (e)	200	249
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (e) (i) (j)	200	265
Delta Lloyd NV
4.38%, (callable at 100 beginning 06/13/24), EUR (e) (j)	300	397
ELM BV
3.38%, 09/29/47, EUR (e)	100	128
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (i) (j)	200	205
6.50%, (callable at 100 beginning 04/16/25) (i) (j)	420	434
Petrobras Global Finance BV
8.75%, 05/23/26	200	235
United Group BV
4.88%, 07/01/24, EUR (e)	300	374
UPC Holding BV
3.88%, 06/15/29, EUR (e)	300	344
Ziggo Bond Finance BV
4.63%, 01/15/25, EUR (e)	100	124
5.88%, 01/15/25 (c)	200	190
Ziggo Secured Finance BV
4.25%, 01/15/27, EUR (e)	100	124
		3,708
Portugal 0.8%
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (a) (e) (l)	3,800	1,338
Spain 3.2%
Banco Bilbao Vizcaya Argentaria SA
5.88%, (callable at 100 beginning 05/24/22), EUR (e) (j)	1,200	1,602
8.88%, (callable at 100 beginning 04/14/21), EUR (e) (j)	200	291
Banco Santander SA
4.75%, (callable at 100 beginning 03/19/25), EUR (e) (j)	200	247
6.75%, (callable at 100 beginning 04/25/22), EUR (e) (j)	400	553
Bankia SA
6.00%, (callable at 100 beginning 07/18/22), EUR (e) (j)	400	517
4.00%, 05/22/24, EUR (d) (e)	100	127
Cellnex Telecom SA
2.38%, 01/16/24, EUR (e)	100	125
Gas Natural Fenosa Finance BV
3.38%, (callable at 100 beginning 04/24/24), EUR (e) (j)	100	124
Inmobiliaria Colonial Socimi SA
1.63%, 11/28/25, EUR (e)	100	121
2.50%, 11/28/29, EUR (e)	100	123
Masaria Investments SAU
5.00%, 09/15/24, EUR (e)	136	167
Telefonica Emisiones SAU
4.67%, 03/06/38	270	272
4.90%, 03/06/48	405	413
Telefonica Europe BV
5.88%, (callable at 100 beginning 03/31/24), EUR (e) (j)	300	419
		5,101
Sweden 0.3%
Intrum Justitia AB
2.75%, 07/15/22, EUR (e)	100	120
Nordea Bank AB
5.50%, (callable at 100 beginning 09/23/19) (e) (j)	200	202
Unilabs Subholding AB
5.75%, 05/15/25, EUR (e)	100	123
		445
	Shares/Par[1]	Value ($)
Switzerland 1.8%
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (c) (j)	1,385	1,421
7.13%, (callable at 100 beginning 07/29/22) (e) (i) (j)	200	209
Novartis Capital Corp.
3.10%, 05/17/27	150	146
Transocean Inc.
5.80%, 10/15/22 (m)	2	2
9.00%, 07/15/23 (c)	47	50
UBS Group AG
6.88%, (callable at 100 beginning 03/22/21) (e) (j)	595	622
7.13%, (callable at 100 beginning 08/10/21) (e) (i) (j)	200	211
UBS Group Funding Switzerland AG
5.00%, (callable at 100 beginning 01/31/23) (e) (j)	225	210
		2,871
United Kingdom 6.8%
Anglo American Capital Plc
4.50%, 03/15/28 (c)	600	599
Ardonagh Midco 3 Plc
8.38%, 07/15/23, GBP (e)	400	574
Arrow Global Finance Plc
3.75%, (3M EU EURIBOR + 3.75%), 03/01/26, EUR (d) (e)	100	121
AstraZeneca Plc
3.13%, 06/12/27	320	307
Barclays Plc
5.20%, 05/12/26	400	403
3.25%, 01/17/33, GBP	175	237
Cabot Financial Luxembourg SA
7.50%, 10/01/23, GBP (e)	100	147
HBOS Capital Funding LP
6.85%, (callable at 100 beginning 06/23/18) (e) (j)	330	334
HSBC Holdings Plc
6.00%, (callable at 100 beginning 05/22/27) (i) (j)	1,125	1,105
6.38%, (callable at 100 beginning 09/17/24) (i) (j)	200	204
6.50%, (callable at 100 beginning 03/23/28) (i) (j)	800	817
Jerrold Finco Plc
6.25%, 09/15/21, GBP (e)	200	281
6.13%, 01/15/24, GBP (e)	300	411
Lloyds Banking Group Plc
6.41%, (callable at 100 beginning 10/01/35) (c) (j)	100	110
6.66%, (callable at 100 beginning 05/21/37) (c) (j)	200	223
National Westminster Bank Plc
2.25%, (callable at 100 beginning 05/28/18) (j)	400	353
Noble Holding International Ltd.
7.75%, 01/15/24	13	12
7.88%, 02/01/26 (c)	22	22
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (e)	100	141
Pizzaexpress Financing 2 Plc
6.63%, 08/01/21, GBP (e)	100	131
Royal Bank of Scotland Group Plc
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	600	653
Santander UK Plc
5.00%, 11/07/23 (c)	806	836
SELP Finance SARL
1.50%, 11/20/25, EUR (e)	100	121
Shop Direct Funding Plc
7.75%, 11/15/22, GBP (e)	200	242
Tullow Oil Jersey Ltd.
6.63%, 07/12/21 (e) (i)	200	240
Unique Pub Finance Co. Plc
5.66%, 06/30/27, GBP	264	407
6.46%, 03/30/32, GBP (e)	351	478
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP (e)	250	344
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP (e)	105	156
Viridian Group FinanceCo Plc
4.75%, 09/15/24, GBP (e)	100	131
Vodafone Group Plc
0.00%, 11/26/20, GBP (e) (f) (i)	300	405

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Wellcome Trust Ltd.
2.52%, 02/07/18, GBP (e)	175	250
		10,795
United States of America 34.2%
Acrisure LLC
7.00%, 11/15/25 (c)	4	4
ADT Corp.
3.50%, 07/15/22	12	11
AES Corp.
4.50%, 03/15/23	5	5
4.88%, 05/15/23	2	2
5.50%, 04/15/25	2	2
6.00%, 05/15/26	8	8
5.13%, 09/01/27	14	14
Aircastle Ltd.
5.50%, 02/15/22	50	52
Alcoa Inc.
5.13%, 10/01/24	80	81
Allison Transmission Inc.
5.00%, 10/01/24 (c)	10	10
AMC Networks Inc.
4.75%, 08/01/25	5	5
American Airlines Group Inc.
4.63%, 03/01/20 (c)	515	519
American Axle & Manufacturing Inc.
6.25%, 03/15/26	4	4
Andeavor Logistics LP
6.88%, (callable at 100 beginning 02/15/23) (j)	692	695
5.20%, 12/01/47	65	64
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	330	328
APX Group Inc.
8.75%, 12/01/20	39	39
Arch Merger Sub Inc.
8.50%, 09/15/25 (c)	1,050	971
Ascend Learning LLC
6.88%, 08/01/25 (c)	25	26
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (c)	4	4
AT&T Inc.
4.30%, 02/15/30 (c)	962	959
4.90%, 08/14/37	425	429
5.30%, 08/14/58	420	423
Avantor Inc.
6.00%, 10/01/24 (c)	496	494
9.00%, 10/01/25 (c)	504	494
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (j)	420	445
3.97%, 03/05/29	405	405
Bayer US Finance LLC
3.38%, 10/08/24 (c)	200	197
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (c)	4	4
Blue Cube Spinco Inc.
10.00%, 10/15/25	20	24
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	103	111
BMC Software Finance Inc.
8.13%, 07/15/21 (c)	10	10
Brand Energy & Infrastructure Services Inc.
8.50%, 07/15/25 (c)	32	33
Broadcom Corp.
3.00%, 01/15/22	630	618
3.63%, 01/15/24	630	619
3.88%, 01/15/27	710	690
Cablevision Systems Corp.
5.88%, 09/15/22	225	223
Calpine Corp.
5.25%, 06/01/26 (c)	42	41
Carrizo Oil & Gas Inc.
6.25%, 04/15/23	6	6
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (c)	33	32
	Shares/Par[1]	Value ($)
CCO Holdings LLC
4.00%, 03/01/23 (c)	21	20
5.88%, 04/01/24 (c)	145	148
5.13%, 05/01/27 (c)	2	2
CDW LLC
5.50%, 12/01/24	6	6
5.00%, 09/01/25	70	70
CenturyLink Inc.
6.45%, 06/15/21	810	826
5.80%, 03/15/22	425	415
6.75%, 12/01/23	1,175	1,143
7.50%, 04/01/24	1,045	1,053
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (c)	110	110
CF Industries Inc.
4.95%, 06/01/43	24	21
Charles River Laboratories International Inc.
5.50%, 04/01/26 (c)	58	59
Charter Communications Operating LLC
6.83%, 10/23/55	325	376
Chemours Co.
5.38%, 05/15/27	4	4
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	138	144
Chesapeake Energy Corp.
8.00%, 01/15/25 (c)	51	49
8.00%, 06/15/27 (c)	29	28
Chobani LLC
7.50%, 04/15/25 (c)	431	444
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	30	27
CIT Group Inc.
5.25%, 03/07/25	6	6
6.13%, 03/09/28	4	4
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (j)	420	444
2.69%, (3M US LIBOR + 0.95%), 07/24/23 (d)	465	467
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	296	302
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (c)	8	8
CommScope Technologies LLC
5.00%, 03/15/27 (c)	9	9
Community Health Systems Inc.
6.25%, 03/31/23	4	4
Concho Resources Inc.
4.88%, 10/01/47	420	448
CONSOL Energy Inc.
5.88%, 04/15/22	289	291
CONSOL Mining Corp.
11.00%, 11/15/25 (c)	20	21
Continental Resources Inc.
3.80%, 06/01/24	10	10
4.38%, 01/15/28 (c)	6	6
4.90%, 06/01/44	2	2
CoreCivic Inc.
4.75%, 10/15/27	6	6
Coty Inc.
4.00%, 04/15/23, EUR (e)	200	247
4.75%, 04/15/26, EUR (e)	140	172
Cox Communications Inc.
2.95%, 06/30/23 (c)	303	292
4.50%, 06/30/43 (c)	175	158
4.60%, 08/15/47 (c)	850	813
Crimson Merger Sub Inc.
6.63%, 05/15/22 (c)	475	468
CrownRock LP
5.63%, 10/15/25 (c)	4	4
CSC Holdings LLC
10.13%, 01/15/23 (c)	1,450	1,610
5.25%, 06/01/24	26	25
CSI Compressco LP
7.50%, 04/01/25 (c)	12	12
CVS Health Corp.
2.88%, 06/01/26	1,263	1,166

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
CyrusOne LP
5.00%, 03/15/24	5	5
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	915	939
Diamond Offshore Drilling Inc.
7.88%, 08/15/25	6	6
Discovery Communications LLC
5.00%, 09/20/37	425	424
5.20%, 09/20/47	450	448
DISH DBS Corp.
5.88%, 11/15/24	13	12
7.75%, 07/01/26	77	72
DJO Finco LLC
8.13%, 06/15/21 (c)	126	127
DPL Inc.
7.25%, 10/15/21	2	2
Dynegy Inc.
7.38%, 11/01/22	30	32
8.13%, 01/30/26 (c)	6	7
Embarq Corp.
8.00%, 06/01/36	34	32
Energy Transfer Equity LP
4.25%, 03/15/23	6	6
EnLink Midstream Partners LP
5.60%, 04/01/44	420	420
Ensco Plc
7.75%, 02/01/26	16	15
Entegris Inc.
4.63%, 02/10/26 (c)	7	7
EP Energy LLC
9.38%, 05/01/24 (c)	2	1
Equinix Inc.
2.88%, 10/01/25, EUR	100	118
5.88%, 01/15/26	30	31
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (c)	6	6
5.63%, 02/01/26 (c)	2	2
First Data Corp.
7.00%, 12/01/23 (c)	257	270
Five Point Operating Co. LP
7.88%, 11/15/25 (c)	6	6
Flexi-Van Leasing Inc.
10.00%, 02/15/23 (c)	8	8
Freeport-McMoRan Inc.
3.10%, 03/15/20	339	335
4.00%, 11/14/21	85	85
Frontier Communications Corp.
10.50%, 09/15/22	3	3
7.13%, 01/15/23	24	16
11.00%, 09/15/25	31	23
8.50%, 04/01/26 (c)	298	289
Gartner Inc.
5.13%, 04/01/25 (c)	45	45
Gates Global LLC
6.00%, 07/15/22 (c)	59	60
General Electric Co.
4.88%, 09/18/37, GBP (e)	100	165
General Motors Financial Co. Inc.
0.22%, (3M EU EURIBOR + 0.55%), 03/26/22, EUR (d) (e)	150	185
Genesis Energy LP
6.25%, 05/15/26	6	6
Great Western Petroleum LLC
9.00%, 09/30/21 (c)	20	21
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (c)	29	32
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (c)	6	6
Grinding Media Inc.
7.38%, 12/15/23 (c)	2	2
GTT Communications Inc.
7.88%, 12/31/24 (c)	4	4
Gulfport Energy Corp.
6.38%, 05/15/25	11	11
	Shares/Par[1]	Value ($)
Halcon Resources Corp.
6.75%, 02/15/25	10	10
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (c)	6	6
HCA Inc.
5.88%, 03/15/22	29	31
5.25%, 04/15/25	164	168
HD Supply Inc.
5.75%, 04/15/24 (c)	60	63
Herc Rentals Inc.
7.50%, 06/01/22 (c)	514	549
Herc Spinoff Escrow Issuer LLC
7.75%, 06/01/24 (c)	66	71
Hertz Holdings Netherlands BV
5.50%, 03/30/23, EUR (e)	248	305
Hess Corp.
6.00%, 01/15/40	535	564
5.80%, 04/01/47	600	629
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	818	873
Howard Hughes Corp.
5.38%, 03/15/25 (c)	25	25
Icahn Enterprises LP
6.75%, 02/01/24	16	16
6.38%, 12/15/25	8	8
IHS Markit Ltd.
4.75%, 02/15/25 (c)	7	7
4.00%, 03/01/26 (c)	4	4
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	7	7
Infor US Inc.
6.50%, 05/15/22	79	80
IRB Holding Corp.
6.75%, 02/15/26 (c)	7	7
iStar Inc.
5.25%, 09/15/22	5	5
Italics Merger Sub Inc.
7.13%, 07/15/23 (c)	1,432	1,429
Jaguar Holding Co. II
6.38%, 08/01/23 (c)	62	63
JPMorgan Chase & Co.
6.10%, (callable at 100 beginning 10/01/24) (j)	244	256
2.84%, (3M US LIBOR + 1.00%), 05/15/47 (d)	845	750
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (c)	6	6
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	14	14
KFC Holding Co.
5.25%, 06/01/26 (c)	9	9
4.75%, 06/01/27 (c)	30	29
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (c)	3	3
Kroger Co.
4.45%, 02/01/47	415	390
4.65%, 01/15/48	215	208
Ladder Capital Finance Holdings LLC
5.25%, 10/01/25 (c)	10	9
Lennar Corp.
4.75%, 11/29/27 (c)	60	58
Level 3 Financing Inc.
6.13%, 01/15/21	137	139
5.38%, 01/15/24	72	70
Levi Strauss & Co.
3.38%, 03/15/27, EUR	100	125
LG FinanceCo Corp.
5.88%, 11/01/24 (c)	610	635
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (e)	170	225
Mallinckrodt International Finance SA
4.88%, 04/15/20 (c)	46	44
5.50%, 04/15/25 (c)	40	31
Masonite International Corp.
5.63%, 03/15/23 (c)	4	4
Mattel Inc.
4.35%, 10/01/20	150	145

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
6.75%, 12/31/25 (c)	865	845
MDC Holdings Inc.
6.00%, 01/15/43	2	2
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26 - 01/15/28	90	86
MGM Resorts International
6.63%, 12/15/21	80	86
Micron Technology Inc.
5.25%, 01/15/24 (c)	885	915
Midcontinent Communications & Finance Corp.
6.88%, 08/15/23 (c)	5	5
MPLX LP
4.70%, 04/15/48	630	617
4.90%, 04/15/58	420	403
Mylan Inc.
5.20%, 04/15/48 (c)	600	605
Navient Corp.
6.75%, 06/25/25	5	5
Navistar International Corp.
6.63%, 11/01/25 (c)	10	10
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (c)	2	2
NGL Energy Partners LP
6.88%, 10/15/21	16	16
NGPL PipeCo LLC
4.38%, 08/15/22 (c)	7	7
7.77%, 12/15/37 (c)	26	32
Noble Holding International Ltd.
7.70%, 04/01/25 (m)	5	4
Northwest Florida Timber Finance LLC
4.75%, 03/04/29 (c)	380	361
Novelis Corp.
6.25%, 08/15/24 (c)	70	72
NRG Energy Inc.
6.63%, 01/15/27	90	92
5.75%, 01/15/28 (c)	6	6
NVA Holdings Inc.
6.88%, 04/01/26 (c)	41	41
Oasis Petroleum Inc.
6.88%, 01/15/23	2	2
Oceaneering International Inc.
6.00%, 02/01/28	8	8
OI European Group BV
4.00%, 03/15/23 (c)	8	8
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (c)	6	6
Parsley Energy LLC
5.38%, 01/15/25 (c)	20	20
PBF Holding Co. LLC
7.25%, 06/15/25	9	9
PetSmart Inc.
5.88%, 06/01/25 (c)	14	10
Pilgrim's Pride Corp.
5.75%, 03/15/25 (c)	45	44
5.88%, 09/30/27 (c)	2	2
Pioneer Finance Corp.
9.00%, 11/01/22 (c)	8	8
Plains All American Pipeline LP
6.13%, (callable at 100 beginning 11/15/22) (e) (j)	690	667
Platform Specialty Products Corp.
6.50%, 02/01/22 (c)	143	146
5.88%, 12/01/25 (c)	15	15
Polaris Intermediate Corp.
8.50%, 12/01/22 (c) (k)	38	39
Post Holdings Inc.
5.50%, 03/01/25 (c)	11	11
5.75%, 03/01/27 (c)	2	2
PQ Corp.
6.75%, 11/15/22 (c)	58	61
5.75%, 12/15/25 (c)	14	14
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	1,264	1,370
Qorvo Inc.
6.75%, 12/01/23	510	544
7.00%, 12/01/25	906	983
	Shares/Par[1]	Value ($)
QUALCOMM Inc.
4.80%, 05/20/45	185	193
4.30%, 05/20/47	270	261
Quintiles IMS Inc.
3.25%, 03/15/25, EUR (e)	100	123
Range Resources Corp.
4.88%, 05/15/25	4	4
RBS Global Inc.
4.88%, 12/15/25 (c)	8	8
Reynolds Group Issuer Inc.
7.00%, 07/15/24 (c)	46	48
Rite Aid Corp.
6.75%, 06/15/21	1,100	1,121
6.13%, 04/01/23 (c)	1,185	1,195
7.70%, 02/15/27	175	149
Rowan Cos. Inc.
4.75%, 01/15/24	2	2
7.38%, 06/15/25	20	19
RSP Permian Inc.
5.25%, 01/15/25	30	31
Sabre GLBL Inc.
5.38%, 04/15/23 (c)	182	184
Sanchez Energy Corp.
7.75%, 06/15/21	17	16
6.13%, 01/15/23	1	1
7.25%, 02/15/23 (c)	16	16
SBA Communications Corp.
4.00%, 10/01/22 (c)	16	15
Scientific Games International Inc.
10.00%, 12/01/22	20	22
5.00%, 10/15/25 (c)	45	44
SESI LLC
7.75%, 09/15/24 (c)	8	8
SM Energy Co.
5.00%, 01/15/24	6	6
6.75%, 09/15/26	2	2
Solera LLC
10.50%, 03/01/24 (c)	60	67
Southwestern Energy Co.
6.70%, 01/23/25 (m)	4	4
7.50%, 04/01/26	6	6
Springleaf Finance Corp.
6.88%, 03/15/25	12	12
Sprint Capital Corp.
6.88%, 11/15/28	120	112
Sprint Corp.
7.88%, 09/15/23	75	77
7.13%, 06/15/24	27	26
7.63%, 02/15/25 - 03/01/26	613	599
Starwood Property Trust Inc.
4.75%, 03/15/25 (c)	4	4
State Street Corp.
3.12%, (3M US LIBOR + 1.00%), 06/15/37 (d)	730	662
Station Casinos LLC
5.00%, 10/01/25 (c)	15	14
Steel Dynamics Inc.
4.13%, 09/15/25	8	8
Sunoco LP
4.88%, 01/15/23 (c)	15	15
Surgery Center Holdings Inc.
6.75%, 07/01/25 (c)	8	8
Tallgrass Energy Partners LP
5.50%, 09/15/24 - 01/15/28 (c)	67	67
Tenet Healthcare Corp.
6.00%, 10/01/20	118	122
7.50%, 01/01/22 (c)	55	58
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (c)	4	3
TerraForm Power Operating LLC
4.25%, 01/31/23 (c)	7	7
5.00%, 01/31/28 (c)	7	7
Tesla Inc.
5.30%, 08/15/25 (c)	2	2
Tesoro Logistics LP
6.25%, 10/15/22	89	93

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
T-Mobile USA Inc.
6.00%, 03/01/23	18	19
6.38%, 03/01/25	102	107
4.50%, 02/01/26	4	4
4.75%, 02/01/28	188	181
TransDigm Inc.
6.50%, 07/15/24	105	108
Travelport Corporate Finance Plc
6.00%, 03/15/26 (c)	6	6
United Rentals North America Inc.
4.63%, 10/15/25	10	10
United States Steel Corp.
6.25%, 03/15/26	11	11
Univision Communications Inc.
5.13%, 02/15/25 (c)	6	6
USA Compression Partners LP
6.88%, 04/01/26 (c)	41	42
USG Corp.
4.88%, 06/01/27 (c)	17	17
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/21 (c)	585	586
5.63%, 12/01/21 (c)	675	645
7.25%, 07/15/22 (c)	3	3
5.88%, 05/15/23 (c)	435	384
5.50%, 11/01/25 (c)	55	54
9.00%, 12/15/25 (c)	481	479
9.25%, 04/01/26 (c)	340	339
Venator Finance SARL
5.75%, 07/15/25 (c)	24	24
Verizon Communications Inc.
1.38%, 10/27/26, EUR	150	182
2.88%, 01/15/38, EUR	150	184
4.52%, 09/15/48	600	576
Viacom Inc.
5.88%, 02/28/57 (d)	379	380
6.25%, 02/28/57 (d)	268	272
VICI Properties 1 LLC
8.00%, 10/15/23	11	13
Viking Cruises Ltd.
5.88%, 09/15/27 (c)	36	34
Wabash National Corp.
5.50%, 10/01/25 (c)	42	41
Wayne Merger Sub LLC
8.25%, 08/01/23 (c)	18	19
Weatherford International Ltd.
9.88%, 02/15/24	42	38
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (j)	420	430
Western Digital Corp.
4.75%, 02/15/26	26	26
WildHorse Resource Development Corp.
6.88%, 02/01/25	6	6
William Lyon Homes Inc.
6.00%, 09/01/23 (c)	2	2
Williams Cos. Inc.
8.75%, 03/15/32	548	731
Williams Scotsman International Inc.
7.88%, 12/15/22 (c)	2	2
WMG Acquisition Corp.
5.50%, 04/15/26 (c)	5	5
WPX Energy Inc.
6.00%, 01/15/22	8	8
8.25%, 08/01/23	14	16
5.25%, 09/15/24	2	2
WR Grace & Co.-Conn
5.13%, 10/01/21 (c)	40	41
Wrangler Buyer Corp.
6.00%, 10/01/25 (c)	5	5
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (c)	6	6
Xerox Corp.
3.63%, 03/15/23 (m)	1,050	1,025
XPO Logistics Inc.
6.50%, 06/15/22 (c)	102	105
	Shares/Par[1]	Value ($)
Zayo Group LLC
6.38%, 05/15/25	39	40
5.75%, 01/15/27 (c)	65	63
		54,294
Zambia 0.3%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (c)	443	420
Total Corporate Bonds And Notes (cost $109,537)		107,383
SENIOR LOAN INTERESTS 23.3%
Canada 0.0%
Hudson's Bay Co.
Term Loan, 4.90%, (3M LIBOR + 3.75%), 09/30/20 (d)	45	43
France 2.0%
Crown European Holding LLC
Term Loan, 0.00%, (3M EURIBOR + 2.38%), 01/18/25, EUR (d) (n)	1,000	1,238
THOM Europe SAS
Term Loan, 4.50%, (3M EURIBOR + 4.50%), 07/19/24, EUR (d)	500	616
Verallia SA
Term Loan, 0.00%, (3M EURIBOR + 3.00%), 10/22/31, EUR (d) (n)	1,000	1,221
		3,075
Hong Kong 0.4%
Nord Anglia Education
Term Loan, 3.25%, (3M EURIBOR + 3.25%), 06/26/24, EUR (d)	500	613
Luxembourg 1.2%
Eircom Finco SARL
Term Loan B-6, 3.25%, (3M LIBOR + 3.25%), 05/31/22, EUR (d)	561	689
Swissport International Ltd.
Term Loan, 0.00%, (3M EURIBOR + 3.75%), 02/08/22, EUR (d) (n)	1,000	1,189
		1,878
United Kingdom 1.6%
Crown Finance US Inc.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 02/05/25 (d)	85	85
EG Group Ltd.
Term Loan B, 0.00%, (3M EURIBOR + 4.00%), 01/31/25 - 02/02/25, EUR (d) (n)	1,000	1,221
R&R Ice Cream France SAS
Term Loan, 2.63%, (3M EURIBOR + 2.625%), 01/24/25, EUR (d)	1,000	1,232
		2,538
United States of America 18.1%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (d)	533	533
Term Loan B-3, 4.55%, (3M LIBOR + 2.25%), 02/15/24 (d)	342	342
Access CIG LLC
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.75%), 02/14/25 (d)	10	10
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 0.50%), 02/15/25 (d) (n)	2	2
Accudyne Industries LLC
Term Loan, 4.90%, (3M LIBOR + 3.75%), 08/02/24 (d)	100	100
AECOM Technology Corp.
Term Loan, 3.50%, (3M LIBOR + 1.75%), 03/13/25 (d)	25	25
AlixPartners LLP
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 03/28/24 (d)	109	110
Alliant Holdings I Inc.
Term Loan B, 4.90%, (3M LIBOR + 3.25%), 07/27/22 (d)	43	44
Allied Universal Holdco LLC
Term Loan, 5.44%, (3M LIBOR + 3.75%), 07/28/22 (d)	35	35

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Alpha 3 BV
Term Loan B-1, 4.69%, (3M LIBOR + 3.00%), 01/31/24 (d)	50	50
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.38%, (3M LIBOR + 3.50%), 08/15/24 (d)	115	106
2nd Lien Term Loan, 9.63%, (3M LIBOR + 7.75%), 08/09/25 (d)	50	46
Altice US Finance I Corp.
Term Loan, 3.90%, (3M LIBOR + 2.25%), 07/15/25 (d)	163	163
Amaya Holdings BV
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 08/01/21 (d)	67	67
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 10/31/23 (d)	73	73
Amneal Pharmaceuticals LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/23/25 (d) (n)	70	70
AmWINS Group Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 01/19/24 (d)	67	67
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 01/19/24 (d)	27	27
Applied Systems Inc.
1st Lien Term Loan, 8.69%, (3M LIBOR + 7.00%), 09/15/25 (d)	66	68
Aristocrat Leisure Ltd.
Term Loan B-2, 3.63%, (3M LIBOR + 2.00%), 10/19/24 (d)	—	—
Term Loan B-2, 3.74%, (3M LIBOR + 2.00%), 10/19/24 (d)	30	30
Ascent Resources - Marcellus LLC
Term Loan, 0.00%, 07/07/21 (a) (l)	567	17
Avantor Inc.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 09/22/24 (d)	375	379
Avaya Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.75%), 11/09/24 (d)	50	50
Avolon (Luxembourg) SARL
Term Loan B-2, 4.07%, (3M LIBOR + 2.25%), 01/20/23 (d)	74	74
BCP Renaissance Parent LLC
Term Loan B, 5.77%, (3M LIBOR + 4.00%), 09/20/24 (d)	55	55
Belron Finance US LLC
Term Loan B, 4.29%, (3M LIBOR + 2.50%), 11/15/24 (d)	30	30
Berry Global Inc.
Term Loan Q, 3.65%, (3M LIBOR + 2.00%), 10/01/22 (d)	47	47
Term Loan Q, 3.74%, (3M LIBOR + 2.00%), 10/01/22 (d)	30	30
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (d)	79	79
BMC Software Finance Inc.
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/10/22 (d)	71	71
Boyd Gaming Corp.
Term Loan B-3, 4.24%, (3M LIBOR + 2.50%), 09/15/23 (d)	51	51
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.01%, (3M LIBOR + 4.25%), 06/16/24 (d)	187	189
Term Loan, 6.54%, (3M LIBOR + 4.25%), 06/16/24 (d)	2	2
Bright Horizons Family Solutions Inc.
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 11/07/23 (d)	76	76
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (d)	30	30
Camelot UK Holdco Ltd.
Term Loan, 4.90%, (1M LIBOR + 3.25%), 10/03/23 (d)	59	59
	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
Term Loan B, 3.90%, (1M LIBOR + 2.25%), 05/08/21 (d)	10	10
Cavium Inc.
Term Loan, 3.90%, (3M LIBOR + 2.25%), 08/16/22 (d)	367	367
CBS Radio Inc.
Term Loan B, 4.62%, (3M LIBOR + 2.75%), 11/18/24 (d)	82	82
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (d)	685	673
Ceva Group Plc
Term Loan, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (d) (h)	49	48
Ceva Intercompany BV
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (d)	50	49
Ceva Logistics Canada ULC
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (d)	9	8
Ceva Logistics US Holdings Inc.
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/12/21 (d)	68	67
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/03/24 (d)	65	65
Charter Communications Operating LLC
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (d)	1,081	1,084
Chesapeake Energy Corp.
Term Loan, 9.44%, (3M LIBOR + 7.50%), 08/16/21 (d)	100	106
CHG Healthcare Services Inc.
1st Lien Term Loan B, 4.77%, (3M LIBOR + 3.00%), 06/07/23 (d)	68	68
Chobani LLC
Term Loan, 5.15%, (3M LIBOR + 3.50%), 10/09/23 (d)	611	613
CityCenter Holdings LLC
Term Loan B, 4.38%, (1M LIBOR + 2.50%), 04/14/24 (d)	52	52
Clark Equipment Co.
Term Loan B, 3.69%, (1M LIBOR + 2.00%), 05/18/24 (d)	32	32
Community Health Systems Inc.
Term Loan G, 4.73%, (1M LIBOR + 2.75%), 12/14/19 (d)	62	61
Concentra Inc.
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 06/01/22 (d)	25	25
Connolly Corp.
Term Loan, 4.20%, (3M LIBOR + 2.50%), 09/23/23 (d)	54	55
Continental Building Products Inc.
Term Loan, 3.90%, (3M LIBOR + 2.25%), 08/18/23 (d)	50	50
Term Loan, 3.94%, (3M LIBOR + 2.25%), 08/18/23 (d)	29	29
Cortes NP Acquisition Corp.
Term Loan B, 5.67%, (3M LIBOR + 4.00%), 11/30/23 (d)	84	84
CSC Holdings LLC
1st Lien Term Loan, 4.04%, (3M LIBOR + 2.25%), 07/15/25 (d)	139	139
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 01/12/26 (d)	167	167
CVS Holdings I LP
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 02/01/25 (d)	25	25
Cyan Blue Holdco 3 Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 07/24/24 (d) (n)	25	25
Cypress Semiconductor Corp.
Term Loan B, 4.11%, (1M LIBOR + 2.75%), 06/15/21 (d)	438	441

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Dell Inc.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 09/07/23 (d)	1,197	1,198
DG Investment Intermediate Holdings 2 Inc.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.50%), 01/31/25 (d) (n)	1	1
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 01/31/25 (d)	10	10
Digicel International Finance Ltd.
Term Loan B, 5.52%, (3M LIBOR + 3.75%), 05/27/24 (d)	60	59
DJO Finance LLC
Term Loan, 4.94%, (3M LIBOR + 3.25%), 06/27/20 (d)	46	46
Term Loan, 5.13%, (3M LIBOR + 3.25%), 06/27/20 (d)	45	45
Dynegy Inc.
Term Loan C-2, 4.60%, (1M LIBOR + 2.75%), 02/07/24 (d)	68	68
EG Group Ltd.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/01/25 (d) (n)	234	233
Envision Healthcare Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 12/01/23 (d)	59	59
Equian LLC
Term Loan B, 5.15%, (3M LIBOR + 3.25%), 05/20/24 (d)	40	40
Filtration Group Corp.
1st Lien Term Loan, 4.98%, (12M LIBOR + 3.00%), 11/14/20 (d)	88	89
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (d) (h) (n)	105	105
First Data Corp.
Term Loan, 3.62%, (3M LIBOR + 1.75%), 06/02/20 (d)	1,200	1,199
Term Loan, 4.12%, (1M LIBOR + 2.25%), 04/26/24 (d)	120	121
Flexential Intermediate Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 07/24/24 (d)	45	45
Gavilan Resources LLC
2nd Lien Term Loan, 7.79%, (3M LIBOR + 6.00%), 02/24/24 (d)	56	56
Go Daddy Operating Co. LLC
Term Loan A, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (d)	76	76
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20 (h)	1,594	1,626
GrafTech Finance Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 02/01/25 (d)	40	40
Grifols Worldwide Operations USA Inc.
Term Loan, 3.98%, (3M LIBOR + 2.25%), 01/24/25 (d)	148	149
Gruden Acquisition Inc.
Term Loan, 7.19%, (3M LIBOR + 5.50%), 08/18/22 (d)	55	55
GVC Holdings Plc
Term Loan, 0.00%, (3M EURIBOR + 2.75%), 03/15/24 (d) (n)	25	25
H.B. Fuller Co.
Term Loan B, 4.07%, (3M LIBOR + 2.25%), 10/11/24 (d)	50	50
HCA Inc.
Term Loan B-10, 0.00%, (3M LIBOR + 2.00%), 03/14/25 (d) (n)	60	60
HD Supply Inc.
Term Loan B-3, 3.94%, (3M LIBOR + 2.25%), 08/13/21 (d)	61	62
Hostess Brands LLC
Term Loan, 3.90%, (3M LIBOR + 2.25%), 08/03/23 (d)	74	74
Houghton Mifflin Harcourt Co.
Term Loan, 4.65%, (3M LIBOR + 3.00%), 05/10/21 (d)	31	28
	Shares/Par[1]	Value ($)
Hyland Software Inc.
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 07/01/22 (d)	35	35
IG Investments Holdings LLC
Term Loan, 5.19%, (3M LIBOR + 3.50%), 10/31/21 (d)	55	55
Informatica LLC
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 08/05/22 - 08/06/22 (d)	856	861
Intelsat Jackson Holdings SA
Term Loan B-4, 6.46%, (3M LIBOR + 4.50%), 01/14/24 (d)	39	40
IQOR US Inc.
Term Loan, 6.69%, (3M LIBOR + 5.00%), 04/01/21 (d)	20	20
IRB Holding Corp.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 01/18/25 (d)	37	37
JBS USA LLC
Term Loan B, 6.25%, (3M LIBOR + 2.50%), 10/30/22 (d)	64	64
KAR Auction Services Inc.
Term Loan B-5, 4.25%, (3M LIBOR + 2.50%), 03/06/23 (d)	69	70
Kingpin Intermediate Holdings LLC
Term Loan, 5.92%, (3M LIBOR + 4.25%), 06/26/24 (d)	30	30
Kronos Inc.
Term Loan B, 4.88%, (3M LIBOR + 3.50%), 11/01/23 (d)	108	109
Level 3 Financing Inc.
Term Loan B, 4.11%, (3M LIBOR + 2.25%), 02/16/24 (d)	165	165
Lions Gate Entertainment Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/20/25 (d) (n)	598	598
Lucid Energy Group II LLC
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 01/31/25 (d)	35	35
MacDermid Inc.
Term Loan B-7, 4.38%, (3M LIBOR + 2.50%), 06/07/20 (d)	91	91
Term Loan B-6, 4.65%, (3M LIBOR + 3.00%), 06/07/23 (d)	141	142
Mavis Tire Express Services Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (d) (n)	29	29
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.00%), 03/15/25 (d) (h) (n)	5	5
McAfee LLC
Term Loan B, 6.15%, (3M LIBOR + 4.50%), 09/20/24 (d)	1,409	1,423
Term Loan B, 10.15%, (3M LIBOR + 8.50%), 09/30/25 (d)	1,175	1,187
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 10/31/24 (d)	30	30
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.88%, (3M LIBOR + 2.25%), 04/20/23 (d)	146	147
Michaels Stores Inc.
Term Loan B-1, 4.40%, (3M LIBOR + 2.75%), 01/27/23 (d)	33	34
Term Loan B-1, 4.49%, (3M LIBOR + 2.75%), 01/27/23 (d)	12	13
Term Loan B-1, 4.57%, (3M LIBOR + 2.75%), 01/27/23 (d)	2	2
Micron Technology Inc.
Term Loan, 3.65%, (3M LIBOR + 2.00%), 04/26/22 (d)	944	950
Microsemi Corp.
Term Loan, 3.74%, (3M LIBOR + 2.00%), 01/15/23 (d)	336	336
Mission Broadcasting Inc.
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (d)	4	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Mitchell International Inc.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 11/21/24 (d) (n)	7	7
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 11/21/24 (d)	87	87
2nd Lien Term Loan, 8.94%, (3M LIBOR + 7.25%), 12/01/25 (d)	30	30
MPH Acquisition Holdings LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 06/07/23 (d)	88	88
MTN Infrastructure TopCo Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/27/24 (d) (n)	21	21
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.25%), 10/27/24 (d)	21	21
Nautilus Power LLC
Term Loan B, 5.90%, (3M LIBOR + 4.25%), 04/28/24 (d)	54	55
New LightSquared LLC
Term Loan, 10.78%, (3M LIBOR + 8.75%), 06/15/20 (d)	86	75
Nexstar Broadcasting Inc.
Term Loan B-2, 4.07%, (3M LIBOR + 2.50%), 01/17/24 (d)	—	—
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (d)	34	34
NVA Holdings Inc.
Term Loan B-3, 5.05%, (3M LIBOR + 2.75%), 01/31/25 (d)	2	3
ON Semiconductor Corp.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 03/31/23 (d)	330	332
Optiv Security Inc.
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.25%), 01/27/24 (d)	55	53
2nd Lien Term Loan, 8.88%, (3M LIBOR + 7.25%), 01/20/25 (d) (h)	15	14
Ortho-Clinical Diagnostics SA
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 06/30/21 (d)	218	220
Oryx Southern Delaware Holdings LLC
Term Loan, 4.90%, (3M LIBOR + 3.25%), 02/26/25 (d)	30	30
Parexel International Corp.
Term Loan B, 4.40%, (3M LIBOR + 3.00%), 08/06/24 (d)	50	50
Party City Holdings Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.75%), 08/19/22 (d)	10	10
Term Loan B, 4.45%, (3M LIBOR + 2.75%), 08/19/22 (d)	2	2
Term Loan B, 4.53%, (3M LIBOR + 2.75%), 08/19/22 (d)	23	23
Peak 10 Inc.
Term Loan, 9.02%, (3M LIBOR + 7.25%), 07/21/25 (d)	15	15
Petco Animal Supplies Inc.
Term Loan B, 4.77%, (3M LIBOR + 3.00%), 01/12/23 (d)	31	23
PetSmart Inc.
Term Loan B-2, 4.68%, (3M LIBOR + 3.00%), 03/11/22 (d)	15	12
Pike Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/25 (d) (n)	25	25
Pinnacle Foods Finance LLC
Term Loan B, 3.69%, (3M LIBOR + 2.00%), 01/30/24 (d)	44	44
Pizza Hut Holdings LLC
1st Lien Term Loan B, 3.81%, (3M LIBOR + 2.00%), 06/01/23 (d)	396	396
Ply Gem Industries Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (d) (h) (n)	50	50
PODS LLC
Term Loan B-3, 4.71%, (1M LIBOR + 3.00%), 11/20/24 (d)	30	30
	Shares/Par[1]	Value ($)
PQ Corp.
Term Loan B, 4.29%, (3M LIBOR + 2.50%), 02/08/25 (d)	59	59
Prestige Brands Inc.
Term Loan B-5, 3.65%, (3M LIBOR + 2.75%), 01/20/24 (d)	77	78
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 05/02/22 (d)	402	405
Quintiles IMS Inc.
Term Loan, 0.00%, (3M EURIBOR + 2.00%), 03/07/24, EUR (d) (n)	1,000	1,232
Term Loan B, 3.69%, (3M LIBOR + 2.00%), 03/07/24 (d)	206	207
Radiate Holdco LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/09/23 (d)	74	74
Rexnord LLC
Term Loan B, 4.11%, (3M LIBOR + 2.25%), 08/21/24 (d)	44	45
RPI Finance Trust
Term Loan B-6, 3.69%, (3M LIBOR + 2.00%), 03/13/23 (d)	64	64
Sabre GLBL Inc.
Term Loan, 3.67%, (3M LIBOR + 2.00%), 02/22/24 (d)	792	794
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/11/21 (d)	35	35
2nd Lien Term Loan, 7.40%, (3M LIBOR + 5.75%), 02/11/22 (d)	55	55
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 10/21/23 (d)	50	45
1st Lien Term Loan, 5.29%, (3M LIBOR + 3.50%), 10/21/23 (d)	14	13
2nd Lien Term Loan, 9.71%, (3M LIBOR + 8.00%), 10/21/24 (d)	38	30
ServiceMaster Co.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 11/08/23 (d)	103	103
Sigma Bidco BV
Term Loan B, 0.00%, (3M EURIBOR + 3.50%), 03/07/25 (d) (n)	30	30
Signode Industrial Group US Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 05/08/21 (d)	30	30
Term Loan B, 4.44%, (3M Prime Rate + 1.75%), 05/08/21 (d)	28	28
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 12/11/24 (d) (n)	35	35
SolarWinds Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 02/06/24 (d) (n)	90	90
Solera LLC
Term Loan B, 4.40%, (3M LIBOR + 3.25%), 03/03/23 (d)	49	50
Sophia LP
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 09/30/22 (d)	59	59
Spectrum Brands Inc.
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 06/23/22 (d)	36	36
Term Loan B, 3.79%, (3M LIBOR + 2.00%), 06/23/22 (d)	74	75
Spin Holdco Inc.
Term Loan B, 5.08%, (3M LIBOR + 3.25%), 11/14/22 (d)	56	56
SS&C Technologies Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (d) (n)	291	292
Station Casinos LLC
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 05/24/23 (d)	76	76
Team Health Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 01/12/24 (d)	100	95

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Telenet Financing USD LLC
Term Loan AL, 4.28%, (3M LIBOR + 2.50%), 03/01/26 (d)	100	100
Tempo Acquisition LLC
Term Loan, 4.88%, (3M LIBOR + 3.00%), 04/20/24 (d)	99	100
TEX Operations Co. LLC
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 08/04/23 (d)	28	28
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (d)	108	109
Term Loan C, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (d)	24	25
TIBCO Software Inc.
Term Loan B, 5.15%, (3M LIBOR + 3.50%), 02/01/25 (d)	35	35
Titan Acquisition Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/16/25 (d) (n)	85	85
TKC Holdings Inc.
1st Lien Term Loan, 5.91%, (3M LIBOR + 4.25%), 02/08/23 (d)	99	100
Trader Corp.
Term Loan B, 5.29%, (3M LIBOR + 3.00%), 09/28/23 (d)	28	28
TransDigm Inc.
Term Loan F, 4.40%, (3M LIBOR + 2.75%), 06/09/23 (d)	408	409
Term Loan F, 4.44%, (3M LIBOR + 2.75%), 06/09/23 (d)	213	213
Tronox Blocked Borrower LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/15/24 (d)	11	11
Tronox Finance LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/11/24 (d)	24	25
U.S. Foods Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 06/27/23 (d)	123	124
Unitymedia Finance LLC
Term Loan B, 4.03%, (3M LIBOR + 2.25%), 09/30/25 (d)	90	90
USI Inc.
Term Loan, 4.69%, (3M LIBOR + 3.00%), 05/16/24 (d)	40	40
Veresen Midstream LP
Term Loan, 4.69%, (3M LIBOR + 3.00%), 03/31/22 (d)	60	60
VF Holding Corp.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 06/30/23 (d)	84	85
VICI Properties 1 LLC
Term Loan B, 3.85%, (3M LIBOR + 2.25%), 12/13/24 (d)	81	81
Virgin Media Bristol LLC
Term Loan, 4.28%, (3M LIBOR + 2.50%), 02/10/26 (d)	116	117
Weight Watchers International Inc.
Term Loan, 6.43%, (3M LIBOR + 4.75%), 11/16/24 (d)	3	3
Term Loan, 6.45%, (3M LIBOR + 4.75%), 11/16/24 (d)	14	15
West Corp.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 10/03/24 (d) (n)	75	76
Western Digital Corp.
Term Loan, 3.13%, (3M LIBOR + 1.50%), 04/29/23 (d)	244	244
Term Loan B-3, 3.60%, (3M LIBOR + 2.00%), 04/29/23 (d)	545	548
WEX Inc.
Term Loan B-2, 3.90%, (3M LIBOR + 2.75%), 06/30/24 (d)	93	93
Wrangler Buyer Corp.
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 09/20/24 (d)	35	35
	Shares/Par[1]	Value ($)
Wyndham Hotels & Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (d) (h) (n)	45	45
Ziggo Secured Finance Partnership
Term Loan E, 4.28%, (3M LIBOR + 2.50%), 04/15/25 (d)	105	104
		28,732
Total Senior Loan Interests (cost $37,236)		36,879
GOVERNMENT AND AGENCY OBLIGATIONS 4.4%
Argentina 0.3%
Argentina Republic Government International Bond
6.88%, 04/22/21	425	450
Belarus 0.1%
Republic of Belarus International Bond
6.88%, 02/28/23 (e)	200	212
Cote D'Ivoire 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 (e)	94	91
Croatia 0.3%
Croatia Government International Bond
3.88%, 05/30/22, EUR (e)	400	546
Egypt 0.1%
Egypt Government International Bond
6.13%, 01/31/22 (e)	200	207
Hungary 0.2%
Hungary Government International Bond
5.38%, 03/25/24	320	349
Indonesia 0.4%
Indonesia Government International Bond
2.88%, 07/08/21, EUR (e)	440	580
Russian Federation 0.4%
Russia Government International Bond
5.00%, 04/29/20 (e)	600	620
Serbia 0.6%
Republic of Serbia
5.88%, 12/03/18 (e)	520	530
Serbia International Bond
4.88%, 02/25/20 (e)	400	409
		939
Ukraine 0.2%
Ukraine Government International Bond
7.75%, 09/01/21 (e)	300	314
United States of America 1.6%
U.S. Treasury Bond
3.00%, 05/15/47 - 02/15/48	1,945	1,949
U.S. Treasury Note
2.25%, 11/15/27	675	646
		2,595
Venezuela 0.1%
Petroleos de Venezuela SA
0.00%, 11/15/26 - 05/17/35 (a) (e) (l)	400	110
Total Government And Agency Obligations (cost $6,975)		7,013
SHORT TERM INVESTMENTS 22.7%
Repurchase Agreements 22.7%
Repurchase Agreements (o)		36,075
Total Short Term Investments (cost $35,822)		36,075
Total Investments 136.8% (cost $219,609)		216,996
Total Securities Sold Short (22.8)% (proceeds $35,991)		(36,140)
Total Purchased Options 0.3% (cost $644)		484
Other Derivative Instruments (0.0)%		(57)
Other Assets and Liabilities, Net (14.3)%		(22,609)
Total Net Assets 100.0%		158,674

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $47,574 and 30.0%, respectively.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Convertible security.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.9% of the Fund’s net assets.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) For repurchase agreements held at March 31, 2018, see Repurchase Agreements in the Schedules of Investments.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (22.8%)
CORPORATE BONDS AND NOTES (11.9%)
Belgium (0.2%)
Anheuser-Busch InBev NV
2.70%, 03/31/26, EUR (a)	(250)	(345)
China (0.3%)
Bank of Communications Co. Ltd.
5.00%, (callable at 100 beginning 07/29/20) (a) (b) (c)	(200)	(199)
Industrial & Commercial Bank of China Ltd.
6.00%, (callable at 100 beginning 12/10/19) (a) (b) (c)	(200)	(204)
		(403)
Denmark (0.3%)
Carlsberg Breweries A/S
2.50%, 05/28/24, EUR (a)	(200)	(270)
TDC A/S
3.75%, 03/02/22, EUR (a)	(200)	(270)
		(540)
France (0.7%)
Air Liquide Finance SA
1.00%, 03/08/27, EUR	(100)	(124)
Danone SA
1.21%, 11/03/28, EUR	(300)	(362)
Orano SA
4.38%, 11/06/19, EUR	(100)	(131)
SFR Group SA
5.38%, 05/15/22, EUR	(100)	(126)
Tereos Finance Groupe I SA
4.13%, 06/16/23, EUR (a)	(100)	(123)
Vallourec SA
6.63%, 10/15/22, EUR (a)	(200)	(257)
		(1,123)
Germany (0.7%)
Bayer Capital Corp. BV
1.25%, 11/13/23, EUR (a)	(120)	(154)
Deutsche Bank AG
6.25%, (callable at 100 beginning 04/30/20) (a) (b) (c)	(600)	(591)
Siemens Financieringsmaatschappij NV
2.88%, 03/10/28, EUR	(260)	(376)
		(1,121)
Israel (0.8%)
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/24 (d)	(600)	(585)
3.15%, 10/01/26	(375)	(302)
4.10%, 10/01/46	(400)	(296)
		(1,183)
	Shares/Par[1]	Value ($)
Italy (0.2%)
Telecom Italia SpA
2.50%, 07/19/23, EUR (a)	(210)	(270)
Wind Tre SpA
2.75%, (3M EU EURIBOR + 2.75%), 01/20/24, EUR (a) (e)	(100)	(114)
		(384)
Luxembourg (0.6%)
Altice Luxembourg SA
7.25%, 05/15/22, EUR (a)	(770)	(923)
Netherlands (0.1%)
Maxeda DIY Holding BV
6.13%, 07/15/22, EUR (a)	(100)	(119)
South Africa (0.3%)
Eskom Holdings SOC Ltd.
5.75%, 01/26/21 (a)	(400)	(399)
Switzerland (0.2%)
Novartis Finance SA
1.13%, 09/30/27, EUR (a)	(120)	(149)
Syngenta Finance NV
1.88%, 11/02/21, EUR (a)	(100)	(126)
		(275)
United Kingdom (0.6%)
AstraZeneca Plc
1.25%, 05/12/28, EUR (a)	(270)	(333)
Vodafone Group Plc
4.38%, 02/19/43	(420)	(401)
Wagamama Finance Plc
4.13%, 07/01/22, GBP (a)	(100)	(136)
William Hill Plc
4.88%, 09/07/23, GBP (a)	(100)	(149)
		(1,019)
United States of America (6.9%)
Actavis Funding SCS
3.80%, 03/15/25	(385)	(379)
4.55%, 03/15/35	(200)	(196)
Apple Inc.
3.75%, 11/13/47	(420)	(406)
Argos Merger Sub Inc.
7.13%, 03/15/23	(125)	(72)
Cisco Systems Inc.
5.50%, 01/15/40	(850)	(1,071)
Comcast Corp.
4.00%, 08/15/47	(640)	(610)
4.00%, 03/01/48	(610)	(582)
DISH DBS Corp.
6.75%, 06/01/21	(150)	(152)
ERAC USA Finance LLC
3.80%, 11/01/25 (d)	(525)	(530)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Express Scripts Holding Co.
4.80%, 07/15/46	(610)	(624)
Exxon Mobil Corp.
4.11%, 03/01/46	(640)	(678)
Hertz Corp.
7.63%, 06/01/22 (d)	(100)	(102)
6.25%, 10/15/22	(100)	(95)
Intel Corp.
4.10%, 05/11/47	(640)	(662)
International Business Machines Corp.
4.70%, 02/19/46	(190)	(216)
Kennametal Inc.
3.88%, 02/15/22	(38)	(38)
Level 3 Financing Inc.
5.38%, 05/01/25	(200)	(195)
5.25%, 03/15/26	(315)	(298)
Netflix Inc.
4.38%, 11/15/26	(520)	(493)
4.88%, 04/15/28 (d)	(350)	(337)
Oracle Corp.
4.00%, 11/15/47	(1,020)	(1,010)
Philip Morris International Inc.
2.75%, 02/25/26	(1,065)	(1,004)
Rackspace Hosting Inc.
8.63%, 11/15/24 (d)	(260)	(258)
Seagate HDD Cayman
4.75%, 01/01/25	(305)	(298)
Walt Disney Co.
4.13%, 06/01/44	(640)	(672)
		(10,978)
Total Corporate Bonds And Notes (proceeds $18,948)		(18,812)
GOVERNMENT AND AGENCY OBLIGATIONS (10.9%)
Spain (0.7%)
Spain Government Bond
5.40%, 01/31/23, EUR (d)	(780)	(1,204)
United Kingdom (0.2%)
United Kingdom Gilt Treasury Bond
3.50%, 07/22/68, GBP (a)	(130)	(311)
	Shares/Par[1]	Value ($)
United States of America (10.0%)
U.S. Treasury Bond
2.75%, 08/15/47	(1,925)	(1,836)
2.75%, 11/15/47	(1,975)	(1,883)
U.S. Treasury Note
1.38%, 09/15/20	(675)	(660)
2.00%, 11/30/22	(190)	(185)
2.63%, 02/28/23	(4,144)	(4,156)
2.13%, 11/30/24	(875)	(845)
2.25%, 12/31/24	(400)	(389)
2.75%, 02/15/28	(5,858)	(5,859)
		(15,813)
Total Government And Agency Obligations (proceeds $17,043)		(17,328)
Total Securities Sold Short (22.8%) (proceeds $35,991)		(36,140)

(a) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $3,016 and 1.9%, respectively.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares iBoxx USD High Yield Corporate Bond ETF	—	684	683	—	(1)	—	—	—
	—	684	683	—	(1)	—	—	—

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	Spain Government Bond, 5.40%, due 01/31/23, EUR	80	124	0.00	09/22/17	Open	127	104	127
BBP	Bank of Communications Co. Ltd., 5.00%, perpetual	200	199	(0.25)	10/19/17	Open	209	209	209
BBP	Danone SA, 1.21%, due 11/03/28, EUR	300	362	(1.00)	11/30/17	Open	373	303	373
BBP	Anheuser-Busch InBev NV, 2.70%, due 03/31/26, EUR	250	345	(1.00)	11/30/17	Open	357	290	357
BBP	United Kingdom Gilt Treasury Bond, 3.50%, due 07/22/68, GBP	130	311	0.42	02/01/18	Open	292	208	292
BBP	Tereos Finance Groupe I SA, 4.13%, due 06/16/23, EUR	100	123	(1.00)	02/16/18	Open	129	105	129
BBP	Wagamama Finance Plc, 4.13%, due 07/01/22, GBP	100	136	(2.00)	03/01/18	Open	138	98	138
BBP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	100	120	(3.80)	03/22/18	Open	120	98	120
BCL	Intel Corp., 4.10%, due 05/11/47	440	455	0.75	08/14/17	Open	459	459	459
BCL	Walt Disney Co., 4.13%, due 06/01/44	640	672	0.75	10/06/17	Open	674	674	674
BCL	Netflix Inc., 4.38%, due 11/15/26	50	47	0.75	11/03/17	Open	51	51	51

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Apple Inc., 3.75%, due 11/13/47	420	406	1.00	01/22/18	Open	418	418	418
BCL	Level 3 Financing Inc., 5.25%, due 03/15/26	315	298	1.00	02/26/18	Open	308	308	308
BCL	Hertz Corp., 6.25%, due 10/15/22	100	95	(4.00)	03/15/18	Open	97	97	97
BCL	Deutsche Bank AG, 6.25%, perpetual	600	591	1.15	03/26/18	Open	616	616	616
BNP	Cisco Systems Inc., 5.50%, due 01/15/40	850	1,071	0.65	09/25/17	Open	1,073	1,073	1,073
BNP	Comcast Corp., 4.00%, due 08/15/47	640	610	0.50	09/25/17	Open	647	647	647
BNP	Orano SA, 4.38%, due 11/06/19, EUR	100	131	(2.86)	11/28/17	Open	133	108	133
BNP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	100	120	(1.60)	01/05/18	Open	130	106	130
BNP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	100	120	(1.60)	01/08/18	Open	129	105	129
BNP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	150	180	(1.60)	01/10/18	Open	193	157	193
BNP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	100	120	(1.95)	01/12/18	Open	128	104	128
BNP	U.S. Treasury Note, 1.38%, due 09/15/20	675	660	1.22	01/12/18	Open	668	668	668
BNP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	110	132	(2.00)	02/12/18	Open	135	110	135
BNP	U.S. Treasury Bond, 2.75%, due 11/15/47	1,335	1,273	1.30	03/29/18	04/02/18	1,282	1,282	1,282
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	38	0.75	06/30/17	Open	39	39	39
CGM	Intel Corp., 4.10%, due 05/11/47	200	207	0.85	09/25/17	Open	213	213	213
CGM	Exxon Mobil Corp., 4.11%, due 03/01/46	640	678	0.80	09/25/17	Open	686	686	686
CGM	Philip Morris International Inc., 2.75%, due 02/25/26	1,065	1,004	(0.50)	09/25/17	Open	1,048	1,048	1,048
CGM	AstraZeneca Plc, 1.25%, due 05/12/28, EUR	270	333	(1.00)	11/30/17	Open	346	281	346
CGM	Comcast Corp., 4.00%, due 03/01/48	610	582	1.10	03/01/18	Open	571	571	571
CGM	Eskom Holdings SOC Ltd., 5.75%, due 01/26/21	400	399	1.00	03/05/18	Open	403	403	403
CGM	Netflix Inc., 4.88%, due 04/15/28	275	265	1.10	03/06/18	Open	270	270	270
CGM	Vodafone Group Plc, 4.38%, due 02/19/43	420	401	1.10	03/14/18	Open	395	395	395
CGM	Hertz Corp., 7.63%, due 06/01/22	100	102	0.80	03/15/18	Open	105	105	105
CGM	Level 3 Financing Inc., 5.38%, due 05/01/25	200	195	1.10	03/15/18	Open	198	198	198
CGM	DISH DBS Corp., 6.75%, due 06/01/21	150	152	1.10	03/21/18	Open	154	154	154
CGM	Rackspace Hosting Inc., 8.63%, due 11/15/24	335	332	(0.25)	03/23/18	Open	349	349	349
CGM	Oracle Corp., 4.00%, due 11/15/47	1,020	1,010	1.35	03/29/18	Open	1,011	1,011	1,011
CGM	Rackspace Hosting Inc., 8.63%, due 11/15/24	260	258	(0.25)	04/02/18	Open	264	264	264
CSI	International Business Machines Corp., 4.70%, due 02/19/46	190	216	0.50	09/25/17	Open	213	213	213
CSI	U.S. Treasury Note, 2.25%, due 12/31/24	400	389	1.75	03/29/18	04/02/18	391	391	391
CSI	U.S. Treasury Note, 2.75%, due 02/15/28	1,698	1,698	1.55	03/29/18	04/02/18	1,700	1,700	1,700
CSI	U.S. Treasury Bond, 2.75%, due 08/15/47	1,925	1,836	1.75	03/29/18	04/02/18	1,834	1,834	1,834
DUB	Spain Government Bond, 5.40%, due 01/31/23, EUR	700	1,080	(0.60)	02/02/17	Open	1,118	908	1,118
JPM	TDC A/S, 3.75%, due 03/02/22, EUR	200	270	(1.00)	10/03/17	Open	284	231	284
JPM	Syngenta Finance NV, 1.88%, due 11/02/21, EUR	100	126	(1.10)	11/30/17	Open	127	103	127
JPM	Bayer Capital Corp. BV, 1.25%, due 11/13/23, EUR	120	154	(0.85)	11/30/17	Open	157	127	157
JPM	Air Liquide Finance SA, 1.00%, due 03/08/27, EUR	100	124	(0.85)	11/30/17	Open	126	103	126
JPM	Novartis Finance SA, 1.13%, due 09/30/27, EUR	120	149	(0.85)	11/30/17	Open	153	124	153
JPM	Siemens Financieringsmaatschappij NV, 2.88%, due 03/10/28, EUR	260	376	(0.85)	11/30/17	Open	393	319	393
JPM	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	110	131	(1.35)	12/18/17	Open	139	113	139
JPM	Telecom Italia SpA, 2.50%, due 07/19/23, EUR	210	270	(0.85)	01/12/18	Open	279	227	279
JPM	William Hill Plc, 4.88%, due 09/07/23, GBP	100	149	(1.21)	01/30/18	Open	151	108	151
JPM	Wind Tre SpA, 2.75%, due 01/20/24, EUR	100	114	(1.70)	01/31/18	Open	118	96	118
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	128	(1.00)	02/26/18	Open	132	108	132
JPM	SFR Group SA, 5.38%, due 05/15/22, EUR	100	126	(1.15)	02/27/18	Open	126	102	126
JPM	Vallourec SA, 6.63%, due 10/15/22, EUR	100	129	(1.65)	02/27/18	Open	132	107	132
JPM	Industrial & Commercial Bank of China Ltd., 6.00%, perpetual	200	204	0.50	03/23/18	Open	208	208	208
JPM	Carlsberg Breweries A/S, 2.50%, due 05/28/24, EUR	200	270	(1.10)	04/03/18	Open	275	224	275
JPM	U.S. Treasury Note, 2.63%, due 02/28/23	4,144	4,156	1.47	03/29/18	04/02/18	4,165	4,165	4,165
MLP	U.S. Treasury Note, 2.75%, due 02/15/28	4,000	4,001	1.50	03/29/18	04/02/18	4,005	4,005	4,005

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
NSI	U.S. Treasury Note, 2.00%, due 11/30/22	190	185	1.50	03/20/18	Open	186	186	186
NSI	U.S. Treasury Note, 2.13%, due 11/30/24	875	845	1.50	03/20/18	Open	844	844	844
RBC	ERAC USA Finance LLC, 3.80%, due 11/01/25	525	530	0.65	04/18/17	Open	541	541	541
RBC	Netflix Inc., 4.38%, due 11/15/26	470	446	0.90	11/03/17	Open	473	473	473
RBC	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	400	296	0.25	01/16/18	Open	295	295	295
RBC	Express Scripts Holding Co., 4.80%, due 07/15/46	610	624	1.15	02/27/18	Open	616	616	616
RBC	Actavis Funding SCS, 3.80%, due 03/15/25	385	379	1.15	03/16/18	Open	373	373	373
RBC	Actavis Funding SCS, 4.55%, due 03/15/35	200	196	1.15	03/16/18	Open	193	193	193
RBC	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due 04/15/24	600	585	1.00	03/20/18	Open	591	591	591
RBC	Seagate HDD Cayman, 4.75%, due 01/01/25	305	298	1.15	03/22/18	Open	302	302	302
RBC	Argos Merger Sub Inc., 7.13%, due 03/15/23	125	72	1.35	03/27/18	Open	72	72	72
RBC	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	375	302	0.85	03/28/18	Open	306	306	306
RBC	Maxeda DIY Holding BV, 6.13%, due 07/15/22, EUR	100	119	(3.00)	04/03/18	Open	119	97	119
									$36,075

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2A SpA, 1.63%, 10/19/27	10/12/17	117	121	0.1
ABN AMRO Bank NV, 4.75%, callable at 100 begininng 09/22/27	09/29/17	536	508	0.3
Adagio V CLO DAC, Series V-E-X, 6.70%, 10/15/29	07/26/16	118	137	0.1
Adler Pelzer Holding GmbH, 4.13%, 04/01/24	01/24/18	129	124	0.1
Adler Real Estate AG, 2.13%, 02/06/24	11/30/17	476	489	0.3
Alpha Bank AE, 2.50%, 02/05/23	01/26/18	245	246	0.1
Altice Finco SA, 4.75%, 01/15/28	10/06/17	405	388	0.2
Altice Luxembourg SA, 7.25%, 05/15/22	12/15/17	(934)	(923)	(0.6)
Anheuser-Busch InBev NV, 2.70%, 03/31/26	09/13/17	(339)	(345)	(0.2)
Aqueduct European CLO II DAC, Series 2017-B1-2X, 1.20%, 10/15/30	11/13/17	191	203	0.1
Arbour CLO Ltd., Series 2014-E-1X, 5.00%, 06/16/27	05/19/14	322	294	0.2
Ardonagh Midco 3 Plc, 8.38%, 07/15/23	06/07/17	531	574	0.4
Aroundtown Property Holdings Plc, 1.50%, 01/18/21	02/08/18	148	152	0.1
Arrow Global Finance Plc, 3.75%, 03/01/26	03/08/18	124	121	0.1
AstraZeneca Plc, 1.25%, 05/12/28	09/15/17	(322)	(333)	(0.2)
ATF Netherlands BV, 3.75%, callable at 100 beginning 01/20/23	12/08/17	125	127	0.1
Avoca CLO XIV Designated Activity Co., Series FR-14X, 6.35%, 01/12/31	10/20/17	335	356	0.2
Avoca CLO XIV Ltd., Series SUB-14X, 0.00%, 07/12/28	05/19/15	414	402	0.2
Avoca CLO XV Ltd., Series M1-15X, 6.34%, 01/15/29	09/29/15	481	457	0.3
Avoca CLO XV Ltd., Series ER-15X, 4.13%, 04/15/31	02/13/18	180	174	0.1
Avoca CLO XV Ltd., Series FR-15X, 5.84%, 04/15/31	02/12/18	270	260	0.2
Banco Bilbao Vizcaya Argentaria SA, 5.88%, callable at 100 beginning 05/24/22	04/08/16	1,627	1,602	1.0
Banco Bilbao Vizcaya Argentaria SA, 8.88%, callable at 100 beginning 04/14/21	04/08/16	223	291	0.2
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/14	525	148	0.1
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/14	1,503	432	0.3
Banco Espirito Santo SA, 0.00%, 01/21/19	07/11/14	2,415	758	0.5
Banco Santander SA, 4.75%, callable at 100 beginning 03/19/25	04/19/17	247	247	0.1
Banco Santander SA, 6.75%, callable at 100 beginning 04/25/22	04/19/17	485	553	0.3
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/16	(201)	(199)	(0.1)
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	11/28/16	273	272	0.2
Bankia SA, 6.00%, callable at 100 beginning 07/18/22	05/16/14	504	517	0.3
Bankia SA, 4.00%, 05/22/24	05/16/14	108	127	0.1
Bayer Capital Corp. BV, 1.25%, 11/13/23	09/13/17	(151)	(154)	(0.1)
Bevco Lux SARL, 1.75%, 02/09/23	02/05/18	309	307	0.2
BHP Billiton Finance Ltd., 5.63%, 10/22/79	07/06/17	132	148	0.1
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	11/19/14	523	533	0.3
BNP Paribas SA, 6.13%, callable at 100 beginning 06/17/22	02/09/18	383	377	0.2
Burger King France SAS, 5.25%, 05/01/23	12/12/17	119	125	0.1
Buzzi Unicem SpA, 2.13%, 04/28/23	06/19/17	117	128	0.1
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	12/26/17	145	147	0.1
Cairn CLO IX BV, Series 2018-M2-9X, 0.00%, 03/21/32	02/01/18	123	122	0.1
Cairn CLO IX BV, Series 2018-A-9X, 0.71%, 03/21/32	02/01/18	248	245	0.1
Cairn CLO IX BV, Series 2018-B1-9X, 1.00%, 03/21/32	02/01/18	248	245	0.1
Cairn CLO VI BV, Series 2016-E-6X, 6.25%, 07/25/29	06/14/16	215	248	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Capital Stage Finance BV, 5.25%, callable at 100 begininng 09/13/23	09/07/17	119	131	0.1
Carlsberg Breweries A/S, 2.50%, 05/28/24	03/29/18	(269)	(270)	(0.2)
Cellnex Telecom SA, 2.38%, 01/16/24	10/27/17	120	125	0.1
Constellium NV, 4.25%, 02/15/26	11/06/17	242	249	0.2
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	01/05/18	262	265	0.2
Coty Inc., 4.00%, 04/15/23	03/29/18	246	247	0.1
Coty Inc., 4.75%, 04/15/26	03/29/18	172	172	0.1
CPI Property Group SA, 2.13%, 10/04/24	09/29/17	116	122	0.1
Credit Agricole Assurances SA, 4.50%, callable at 100 beginning 10/14/25	02/28/18	138	135	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	07/11/16	276	276	0.2
Credit Suisse Group AG, 7.13%, callable at 100 beginning 07/29/22	02/15/18	214	209	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/14	485	546	0.3
CTC BondCo GmbH, 5.25%, 12/15/25	12/01/17	119	122	0.1
CVC Cordatus Loan Fund VI Ltd., Series SUB-6X, 8.61%, 04/15/29	08/01/17	509	488	0.3
CVC Cordatus Loan Fund VIII Ltd., Series E-8X, 5.70%, 04/23/30	02/13/17	104	127	0.1
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	12/13/17	265	274	0.2
Delta Lloyd NV, 4.38%, callable at 100 beginning 06/13/24	10/11/17	395	397	0.2
Deutsche Bank AG, 6.25%, callable at 100 beginning 04/30/20	07/20/16	(595)	(591)	(0.4)
Dryden LVI Euro CLO BV, Series 2017-E-56X, 4.72%, 01/15/32	11/03/17	119	126	0.1
Dryden XLVI Euro CLO BV, Series 2016-E-46X, 5.75%, 01/15/30	09/19/16	109	131	0.1
Egypt Government International Bond, 6.13%, 01/31/22	08/16/17	208	207	0.1
Electricite de France SA, 4.13%, callable at 100 beginning 01/22/22	07/07/17	238	261	0.2
Electricite de France SA, 4.63%, 04/26/30	07/07/17	146	158	0.1
ELM BV, 3.38%, 09/29/47	03/31/17	129	128	0.1
Eskom Holdings SOC Ltd., 5.75%, 01/26/21	02/07/18	(402)	(399)	(0.3)
Gas Natural Fenosa Finance BV, 3.38%, callable at 100 beginning 04/24/24	04/22/15	130	124	0.1
General Electric Co., 4.88%, 09/18/37	02/08/18	168	165	0.1
General Motors Financial Co. Inc., 0.22%, 03/26/22	03/20/18	185	185	0.1
GLG Euro CLO IV DAC, Series A1-4X, 0.70%, 05/15/31	01/30/18	497	492	0.3
GLG Euro CLO IV DAC, Series B1-4X, 1.05%, 05/15/31	01/30/18	287	283	0.2
GLG Euro CLO IV DAC, Series E-4X, 4.27%, 05/15/31	01/30/18	121	115	0.1
Grand City Properties SA, 3.75%, callable at 100 beginning 02/18/22	07/07/17	238	261	0.2
Grand City Properties SA, 1.50%, 02/22/27	07/07/17	121	119	0.1
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 06/23/18	01/21/14	330	334	0.2
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	03/13/18	305	305	0.2
IKB Deutsche Industriebank AG, 4.00%, 01/31/28	01/23/18	245	247	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/14	550	580	0.4
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/16/16	(201)	(204)	(0.1)
Inmobiliaria Colonial Socimi SA, 1.63%, 11/28/25	11/24/17	117	121	0.1
Inmobiliaria Colonial Socimi SA, 2.50%, 11/28/29	11/24/17	117	123	0.1
Intrum Justitia AB, 2.75%, 07/15/22	01/08/18	122	120	0.1
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/16	88	91	0.1
Jerrold Finco Plc, 6.25%, 09/15/21	09/28/17	284	281	0.2
Jerrold Finco Plc, 6.13%, 01/15/24	09/28/17	393	411	0.3
KBC Group NV, 5.63%, callable at 100 beginning 03/19/19	02/14/18	128	127	0.1
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/15	214	225	0.1
LHC3 Plc, 4.88%, 08/15/24	07/28/17	236	250	0.2
Masaria Investments SAU, 5.00%, 09/15/24	09/08/17	163	167	0.1
Matterhorn Telecom SA, 4.00%, 11/15/27	11/15/17	151	148	0.1
Maxeda DIY Holding BV, 6.13%, 07/15/22	03/29/18	(119)	(119)	(0.1)
National Bank of Greece SA, 2.75%, 10/19/20	10/11/17	118	126	0.1
Nordea Bank AB, 5.50%, callable at 100 beginning 09/23/19	02/15/18	203	202	0.1
Novartis Finance SA, 1.13%, 09/30/27	09/13/17	(146)	(149)	(0.1)
Nyrstar NV, 5.00%, 07/11/22	03/05/18	129	129	0.1
OCP Euro CLO Ltd., Series 2017-E-1X, 5.35%, 06/18/30	10/06/17	102	123	0.1
OCP Euro CLO Ltd., Series 2017-A-2X, 0.82%, 01/15/32	11/07/17	116	123	0.1
OCP Euro CLO Ltd., Series 2017-B-2X, 1.35%, 01/15/32	11/07/17	116	124	0.1
OCP Euro CLO Ltd., Series 2017-E-2X, 5.00%, 01/15/32	11/07/17	114	121	0.1
OCP Euro CLO Ltd., Series 2017-F-2X, 6.40%, 01/15/32	11/07/17	107	117	0.1
Orange SA, 5.25%, callable at 100 beginning 02/07/24	07/28/16	241	284	0.2
Ozlme II DAC, Series E-2X, 4.90%, 10/15/30	08/04/17	115	121	0.1
Ozlme III DAC, Series SUB-3X, 0.00%, 02/24/20	12/08/17	214	216	0.1
Ozlme III DAC, Series A1-3X, 0.75%, 02/24/20	12/08/17	353	369	0.2
Ozlme III DAC, Series E-3X, 4.80%, 02/24/20	12/08/17	115	122	0.1
Paragon Mortgages No. 13 Plc, Series 13X-A2C, 1.90%, 01/15/39	08/22/13	445	473	0.3
Petroleos de Venezuela SA, 0.00%, 11/15/26	11/17/17	158	80	—
Petroleos de Venezuela SA, 0.00%, 05/17/35	11/17/17	32	30	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	01/18/18	139	141	0.1
Pizzaexpress Financing 2 Plc, 6.63%, 08/01/21	11/08/17	129	131	0.1
Plains All American Pipeline LP, 6.13%, callable at 100 beginning 11/15/22	10/05/17	694	667	0.4
Platin 1426 GmbH, 5.38%, 06/15/23	12/08/17	278	286	0.2
Quintiles IMS Inc., 3.25%, 03/15/25	01/24/18	127	123	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Raffinerie Heide GmbH, 6.38%, 12/01/22	11/27/17	119	124	0.1
Republic of Belarus International Bond, 6.88%, 02/28/23	11/01/17	212	212	0.1
Republic of Serbia, 5.88%, 12/03/18	09/04/14	526	530	0.3
RESIDOMO s.r.o., 3.38%, 10/15/24	10/09/17	126	123	0.1
Russia Government International Bond, 5.00%, 04/29/20	04/20/16	620	620	0.4
Sanofi SA, 0.00%, 03/21/20	03/16/18	248	247	0.1
Sanofi SA, 0.00%, 03/21/20	03/15/18	249	247	0.1
Schaeffler Verwaltung Zwei GmbH, 4.50%, 09/15/26	09/12/16	287	282	0.2
Schumann SpA, 7.00%, 07/31/23	10/17/17	243	257	0.2
SELP Finance SARL, 1.50%, 11/20/25	11/14/17	116	121	0.1
Senvion Holding GmbH, 3.88%, 10/25/22	02/16/18	116	111	0.1
Serbia International Bond, 4.88%, 02/25/20	09/04/14	407	409	0.3
Shop Direct Funding Plc, 7.75%, 11/15/22	10/30/17	262	242	0.1
Stora Enso Oyj, 2.50%, 03/21/28	03/19/18	123	121	0.1
Swissport Financing SARL, 9.75%, 12/15/22	08/15/17	132	128	0.1
Syngenta Finance NV, 1.88%, 11/02/21	02/16/16	(112)	(126)	(0.1)
TDC A/S, 3.75%, 03/02/22	10/02/17	(263)	(270)	(0.2)
TDF Infrastructure SAS, 2.50%, 04/07/26	07/10/17	236	259	0.2
Telecom Italia Finance SA, 7.75%, 01/24/33	09/19/13	279	274	0.2
Telecom Italia SpA, 1.13%, 03/26/22	10/23/17	829	969	0.6
Telecom Italia SpA, 2.50%, 07/19/23	10/23/17	(263)	(270)	(0.2)
Telefonica Europe BV, 5.88%, callable at 100 beginning 03/31/24	03/30/15	398	419	0.3
Tereos Finance Groupe I SA, 4.13%, 06/16/23	02/15/18	(127)	(123)	(0.1)
Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 04/15/22	03/08/18	124	124	0.1
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24	02/13/18	185	184	0.1
TLG Immobilien AG, 1.38%, 11/27/24	11/21/17	235	243	0.1
Tullow Oil Jersey Ltd., 6.63%, 07/12/21	07/07/16	215	240	0.1
UBS Group AG, 6.88%, callable at 100 beginning 03/22/21	03/15/16	630	622	0.4
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	03/15/16	213	211	0.1
UBS Group Funding Switzerland AG, 5.00%, callable at 100 beginning 01/31/23	01/25/18	225	210	0.1
Ukraine Government International Bond, 7.75%, 09/01/21	02/10/17	300	314	0.2
UniCredit SpA, 9.25%, callable at 100 beginning 06/03/22	12/20/16	263	367	0.2
UniCredit SpA, 6.95%, 10/31/22	05/24/13	217	240	0.1
Unilabs Subholding AB, 5.75%, 05/15/25	02/21/18	124	123	0.1
Unique Pub Finance Co. Plc, 6.46%, 03/30/32	04/13/15	477	478	0.3
United Group BV, 4.88%, 07/01/24	02/08/18	377	374	0.2
United Kingdom Gilt Treasury Bond, 3.50%, 07/22/68	01/25/18	(295)	(311)	(0.2)
Unitymedia GmbH, 3.75%, 01/15/27	10/27/15	465	478	0.3
UPC Holding BV, 3.88%, 06/15/29	02/06/18	355	344	0.2
Vallourec SA, 6.63%, 10/15/22	02/23/18	(257)	(257)	(0.2)
Verallia Packaging SAS, 5.13%, 08/01/22	02/21/18	128	127	0.1
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	09/30/16	333	344	0.2
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	09/30/16	212	211	0.1
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/15	138	156	0.1
Viridian Group FinanceCo Plc, 4.75%, 09/15/24	02/07/18	132	131	0.1
Vodafone Group Plc, 0.00%, 11/26/20	05/01/17	382	405	0.2
Volcan Holdings Inc., 4.13%, 04/11/20	03/17/17	607	897	0.6
Volcan Holdings Inc., 3.88%, 10/10/20	09/22/17	270	333	0.2
Vonovia Finance BV, 0.12%, 12/22/22	03/16/18	123	123	0.1
Vonovia Finance BV, 0.75%, 01/15/24	01/09/18	119	121	0.1
Vonovia Finance BV, 1.50%, 01/14/28	01/09/18	119	120	0.1
Wagamama Finance Plc, 4.13%, 07/01/22	02/28/18	(136)	(136)	(0.1)
Wellcome Trust Ltd., 2.52%, 02/07/18	02/01/18	248	250	0.2
William Hill Plc, 4.88%, 09/07/23	01/29/18	(150)	(149)	(0.1)
Wind Tre SpA, 2.75%, 01/20/24	01/18/18	(118)	(114)	(0.1)
Wind Tre SpA, 3.13%, 01/20/25	02/01/18	227	217	0.1
ZF North America Capital Inc., 2.75%, 04/27/23	04/21/15	233	265	0.2
Ziggo Bond Finance BV, 4.63%, 01/15/25	02/14/18	127	124	0.1
Ziggo Secured Finance BV, 4.25%, 01/15/27	03/16/18	124	124	0.1
		37,640	35,736	22.5

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro STOXX 50	(5)	June 2018	EUR	(160)	(3)	(4)
Euro-Bobl	(13)	June 2018	EUR	(1,694)	(1)	(15)
Euro-BTP	(3)	June 2018	EUR	(405)	(3)	(14)
Euro-Bund	(32)	June 2018	EUR	(5,038)	(5)	(79)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
STOXX 600 Banks Index	15	June 2018	EUR	132	1	(6)
U.K. Long Gilt	(6)	June 2018	GBP	(726)	(1)	(15)
U.S. Treasury Long Bond	(1)	June 2018		(142)	(1)	(4)
U.S. Treasury Note, 10-Year	(3)	June 2018		(361)	(1)	(2)
U.S. Treasury Note, 2-Year	(3)	June 2018		(638)	—	—
U.S. Treasury Note, 5-Year	(14)	June 2018		(1,598)	(1)	(5)
					(15)	(144)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.24	05/14/18		330	—	—
3M LIBOR (Q)	Receiving	1.22	08/14/18		640	—	3
3M LIBOR (Q)	Receiving	1.89	09/11/19		290	—	2
3M LIBOR (Q)	Receiving	1.78	12/23/19		340	—	4
3M LIBOR (Q)	Receiving	1.67	02/13/20		80	—	1
3M LIBOR (Q)	Receiving	1.69	02/20/20		250	—	4
3M LIBOR (Q)	Receiving	1.65	04/20/20		800	—	15
3M LIBOR (Q)	Receiving	1.69	05/29/20		480	—	9
3M LIBOR (Q)	Receiving	1.54	11/04/20		720	—	20
3M LIBOR (Q)	Receiving	1.91	02/13/22		130	—	4
3M LIBOR (Q)	Receiving	1.80	04/02/22		180	—	6
3M LIBOR (Q)	Receiving	1.86	04/20/22		250	—	8
3M LIBOR (Q)	Receiving	1.89	09/14/23		200	—	8
3M LIBOR (Q)	Receiving	1.96	09/14/24		340	—	15
3M LIBOR (Q)	Receiving	2.23	10/24/24		220	—	7
3M LIBOR (Q)	Receiving	1.92	01/22/25		300	—	16
3M LIBOR (Q)	Receiving	1.93	09/11/25		310	—	17
3M LIBOR (Q)	Receiving	2.02	09/14/25		150	—	7
3M LIBOR (Q)	Receiving	2.02	09/14/25		150	—	7
3M LIBOR (Q)	Receiving	2.06	09/18/25		180	—	8
3M LIBOR (Q)	Receiving	2.01	10/23/25		680	(1)	36
3M LIBOR (Q)	Receiving	2.20	04/20/27		110	—	5
3M LIBOR (Q)	Receiving	2.20	04/20/27		120	—	6
3M LIBOR (Q)	Receiving	2.17	09/18/27		290	(1)	15
3M LIBOR (Q)	Receiving	2.17	09/18/27		320	(1)	16
3M LIBOR (S)	Paying	1.44	01/22/20		240	—	(5)
6M EURIBOR (A)	Paying	0.32	09/14/23	EUR	130	—	(1)
6M EURIBOR (A)	Paying	0.39	10/24/23	EUR	200	—	(1)
6M EURIBOR (A)	Paying	0.72	09/14/26	EUR	120	—	(1)
6M EURIBOR (A)	Paying	0.72	09/14/26	EUR	130	—	(1)
6M EURIBOR (A)	Paying	0.73	09/14/26	EUR	280	—	(2)
6M EURIBOR (A)	Paying	0.85	09/18/27	EUR	290	—	(2)
6M EURIBOR (A)	Paying	0.89	09/11/28	EUR	300	—	(4)
6M EURIBOR (A)	Paying	0.96	09/18/28	EUR	240	—	(1)
						(3)	221

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.30 (Q)	5.00	06/20/23	1,200	(72)	(6)	(6)
CDX.NA.IG.30 (Q)	1.00	06/20/23	3,030	(50)	(3)	(1)
iTraxx Europe Crossover Series 29 (Q)	5.00	06/20/23	4,225	(527)	(22)	(21)
				(649)	(31)	(28)
Credit default swap agreements - sell protection[4]
iTraxx Europe Senior Series 28 (Q)	1.00	12/20/22	(4,940)	127	7	(2)
iTraxx Europe Series 28 (Q)	1.00	12/20/22	(5,447)	154	6	5
				281	13	3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put		119.00	05/25/18	37	4
10-Year U.S. Treasury Note Future	Put		119.50	05/25/18	8	2
5-Year U.S. Treasury Note Future	Put		114.50	05/25/18	8	4
						10
Index Options
Euro Stoxx 50 Index	Call	EUR	3,350.00	05/18/18	18	12
Euro Stoxx 50 Index	Call	EUR	3,525.00	06/15/18	9	1
Euro Stoxx 50 Index	Put	EUR	3,300.00	05/18/18	18	15
Euro Stoxx 50 Index	Put	EUR	3,400.00	06/15/18	8	16
Euro Stoxx 50 Index	Put	EUR	3,375.00	06/15/18	10	17
Euro Stoxx Bank Index	Call	EUR	145.00	04/20/18	53	—
Euro Stoxx Bank Index	Call	EUR	132.50	04/20/18	145	2
						63
Options on Securities
Avis Budget Group Inc.	Put		42.00	04/20/18	15	1
CA Technologies Inc.	Call		38.00	05/18/18	25	—
Caterpillar Inc.	Put		140.00	05/18/18	15	6
CBS Corp.	Call		60.00	04/20/18	35	—
CBS Corp.	Call		55.00	04/20/18	25	1
CBS Corp.	Call		55.00	05/18/18	30	3
CBS Corp.	Call		70.00	06/15/18	25	—
CBS Corp.	Call		62.50	09/21/18	35	3
CenturyLink Inc.	Call		21.00	04/20/18	140	—
CenturyLink Inc.	Call		19.00	04/20/18	35	—
CenturyLink Inc.	Call		18.00	05/18/18	70	3
CenturyLink Inc.	Call		21.00	06/15/18	70	—
CenturyLink Inc.	Put		13.00	04/20/18	15	—
Consumer Discretionary Select Sector SPDR Fund	Call		108.00	04/20/18	15	—
Consumer Discretionary Select Sector SPDR Fund	Call		110.00	06/15/18	45	3
Discovery Communications Inc.	Put		20.00	04/20/18	25	1
First Quantum Minerals Ltd.	Put	CAD	18.00	07/20/18	35	5
First Quantum Minerals Ltd.	Put	CAD	15.00	07/20/18	25	1
iShares 20+ Year Treasury Bond ETF	Call		126.00	06/15/18	40	3
iShares Edge MSCI USA Momentum Factor ETF	Put		106.00	04/20/18	20	5
iShares iBoxx USD High Yield Corporate Bond ETF	Call		87.00	05/18/18	100	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		85.00	04/20/18	95	4
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/20/18	175	15
iShares iBoxx USD High Yield Corporate Bond ETF	Put		84.00	04/20/18	80	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put		85.00	05/18/18	70	7
iShares iBoxx USD High Yield Corporate Bond ETF	Put		84.00	05/18/18	45	3
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		116.00	05/18/18	40	2
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		115.00	05/18/18	60	2
iShares JPMorgan USD Emerging Markets Bond ETF	Put		109.00	05/18/18	25	1
iShares JPMorgan USD Emerging Markets Bond ETF	Put		110.00	06/15/18	40	4
iShares JPMorgan USD Emerging Markets Bond ETF	Put		107.00	06/15/18	25	2
iShares Russell 2000 ETF	Put		152.00	04/20/18	15	4
Lions Gate Entertainment Corp.	Call		30.00	06/15/18	40	2
Lions Gate Entertainment Corp.	Call		30.00	07/20/18	75	6
Lions Gate Entertainment Corp.	Put		25.00	05/18/18	25	2
Mattel Inc.	Put		14.00	04/20/18	35	4
Mattel Inc.	Put		12.00	07/20/18	25	2
NXP Semiconductors NV	Put		110.00	05/18/18	35	14
PowerShares QQQ Trust Series 1	Put		162.00	04/20/18	25	12
PowerShares QQQ Trust Series 1	Put		160.00	05/18/18	25	14
PowerShares QQQ Trust Series 1	Put		154.00	05/18/18	10	4
QUALCOMM Inc.	Call		70.00	04/20/18	45	—
QUALCOMM Inc.	Call		62.50	04/20/18	40	2
QUALCOMM Inc.	Call		62.50	05/18/18	35	3
Seagate Technology Plc	Put		47.00	04/20/18	35	—
SPDR S&P 500 ETF Trust	Put		260.00	04/20/18	40	14
SPDR S&P 500 ETF Trust	Put		262.00	04/20/18	25	10
SPDR S&P 500 ETF Trust	Put		257.00	04/20/18	20	5
SPDR S&P 500 ETF Trust	Put		250.00	05/18/18	40	12
SPDR S&P 500 ETF Trust	Put		255.00	05/18/18	50	20
SPDR S&P Retail ETF	Put		42.00	04/20/18	35	1
Technology Select Sector SPDR Fund	Call		72.00	04/20/18	45	—
Technology Select Sector SPDR Fund	Call		71.00	04/20/18	35	—
Teva Pharmaceutical Industries Ltd.	Put		17.00	05/18/18	35	4
Uniti Group Inc.	Put		15.00	05/18/18	25	1
Uniti Group Inc.	Put		12.50	08/17/18	65	5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Valeant Pharmaceuticals International Inc.	Put	15.00	04/20/18	55	2
Valeant Pharmaceuticals International Inc.	Put	14.00	05/18/18	45	3
Valeant Pharmaceuticals International Inc.	Put	13.00	06/15/18	40	2
VanEck Vectors Semiconductor ETF	Put	105.00	04/20/18	25	8
VanEck Vectors Semiconductor ETF	Put	97.00	05/18/18	15	3
VanEck Vectors Semiconductor ETF	Put	90.00	06/15/18	15	2
Walgreens Boots Alliance Inc.	Put	65.00	05/18/18	20	4
Walt Disney Co.	Put	95.00	05/18/18	25	4
Walt Disney Co.	Put	87.50	06/15/18	25	2
Western Digital Corp.	Put	70.00	04/20/18	25	—
					249

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.29, 12/20/22	DUB	Put	0.63	06/20/18		43,700,000	106
CDX.NA.IG.30, 06/20/23	GSC	Put	0.68	06/20/18		2,000,000	6
CDX.NA.IG.30, 06/20/23	JPM	Put	0.70	06/20/18		2,000,000	6
iTraxx Europe Crossover Series 29, 06/20/23	CGM	Put	3.00	04/18/18	EUR	900,000	3
							121
Interest Rate Swaptions[11]
3M LIBOR, 07/27/23	DUB	Put	2.84	07/25/18		2,750,000	12
3M LIBOR, 07/27/28	DUB	Put	2.98	07/25/18		3,750,000	25
3M LIBOR, 08/30/28	DUB	Put	2.95	08/28/18		400,000	4
							41

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Avis Budget Group Inc.	Put	36.00	04/20/18	15	—
Caterpillar Inc.	Put	120.00	05/18/18	15	(1)
Consumer Discretionary Select Sector SPDR Fund	Call	120.00	06/15/18	45	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	81.00	04/20/18	35	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	04/20/18	60	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	83.00	04/20/18	80	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	79.00	04/20/18	80	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	80.00	04/20/18	95	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	81.00	05/18/18	70	(2)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	79.00	05/18/18	45	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put	110.00	05/18/18	100	—
iShares JPMorgan USD Emerging Markets Bond ETF	Put	100.00	06/15/18	40	(1)
iShares Russell 2000 ETF	Put	142.00	04/20/18	15	(1)
PowerShares QQQ Trust Series 1	Put	150.00	04/20/18	25	(3)
PowerShares QQQ Trust Series 1	Put	140.00	05/18/18	25	(3)
PowerShares QQQ Trust Series 1	Put	134.00	05/18/18	10	(1)
QUALCOMM Inc.	Call	75.00	04/20/18	45	—
Seagate Technology Plc	Put	41.00	04/20/18	35	—
SPDR S&P 500 ETF Trust	Put	242.00	04/20/18	25	(2)
SPDR S&P 500 ETF Trust	Put	250.00	04/20/18	40	(5)
SPDR S&P 500 ETF Trust	Put	255.00	04/20/18	40	(8)
SPDR S&P 500 ETF Trust	Put	237.00	04/20/18	20	(1)
SPDR S&P 500 ETF Trust	Put	230.00	05/18/18	40	(3)
SPDR S&P 500 ETF Trust	Put	235.00	05/18/18	50	(6)
SPDR S&P Retail ETF	Put	38.00	04/20/18	35	—
VanEck Vectors Semiconductor ETF	Put	95.00	04/20/18	25	(2)
Walt Disney Co.	Put	85.00	05/18/18	25	(1)
					(41)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.29, 12/20/22	DUB	Put	1.00	06/20/18	43,700,000	(23)
						(23)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BNP	04/04/18	EUR	2,444	3,008	(23)
EUR/USD	DUB	04/04/18	EUR	33,549	41,284	(280)
EUR/USD	JPM	04/04/18	EUR	1,000	1,231	11
EUR/USD	MSC	04/04/18	EUR	7,496	9,224	(22)
EUR/USD	MSC	05/02/18	EUR	6,796	8,380	(26)
EUR/USD	BNP	05/11/18	EUR	30	37	—
EUR/USD	BOA	05/11/18	EUR	160	197	(1)
EUR/USD	CIT	05/11/18	EUR	566	698	(4)
EUR/USD	CIT	05/11/18	EUR	270	333	—
EUR/USD	DUB	05/11/18	EUR	66	82	(1)
EUR/USD	GSC	05/11/18	EUR	90	111	(1)
EUR/USD	GSC	05/11/18	EUR	100	123	—
EUR/USD	JPM	05/11/18	EUR	70	86	—
EUR/GBP	JPM	05/11/18	GBP	(1,320)	(1,855)	5
GBP/EUR	CIT	05/11/18	EUR	(1,482)	(1,828)	27
GBP/USD	CIT	04/04/18	GBP	6,144	8,620	(39)
GBP/USD	MSC	04/04/18	GBP	1,203	1,688	10
GBP/USD	NAC	04/04/18	GBP	280	393	8
GBP/USD	MSC	05/02/18	GBP	1,189	1,670	(8)
GBP/USD	BCL	05/11/18	GBP	120	168	1
GBP/USD	CIT	05/11/18	GBP	30	42	1
GBP/USD	GSC	05/11/18	GBP	130	182	1
GBP/USD	JPM	05/11/18	GBP	1,330	1,869	(19)
GBP/USD	MFM	05/11/18	GBP	60	84	1
GBP/USD	MSC	05/11/18	GBP	149	209	1
USD/EUR	BNP	04/04/18	EUR	(2,444)	(3,007)	6
USD/EUR	DUB	04/04/18	EUR	(33,549)	(41,283)	70
USD/EUR	GSC	04/04/18	EUR	(717)	(882)	—
USD/EUR	MSC	04/04/18	EUR	(700)	(861)	(2)
USD/EUR	MSC	04/04/18	EUR	(6,796)	(8,363)	27
USD/EUR	NSI	04/04/18	EUR	(154)	(189)	—
USD/EUR	WBC	04/04/18	EUR	(137)	(169)	—
USD/EUR	BNP	05/02/18	EUR	(2,444)	(3,013)	23
USD/EUR	DUB	05/02/18	EUR	(33,549)	(41,366)	279
USD/EUR	JPM	05/11/18	EUR	(1,352)	(1,668)	13
USD/GBP	CIT	04/04/18	GBP	(6,144)	(8,620)	(48)
USD/GBP	MSC	04/04/18	GBP	(1,190)	(1,670)	8
USD/GBP	CIT	05/02/18	GBP	(6,144)	(8,631)	38
USD/GBP	CIT	05/11/18	GBP	(1,933)	(2,716)	(10)
					(46,402)	46

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
ArcelorMittal SA, 6.13%, 06/01/18 (Q)	CCI	N/A	5.00	12/20/22	221	(39)	(39)	—
Assicurazioni Generali, 10.13%, 07/10/42 (Q)	GSC	N/A	1.00	06/20/23	332	9	6	3
Banco Bilbao Vizcaya Argentaria SA, 4.38%, 10/20/19 (Q)	GSC	N/A	1.00	06/20/23	443	8	6	2
Banco Comercial Portugues SA, 3.34%, 02/27/17 (Q)	BNP	N/A	5.00	12/20/20	126	(15)	(2)	(13)
Bombardier Inc., 7.45%, 05/01/34 (Q)	GSC	N/A	5.00	12/20/20	150	(14)	(7)	(7)
Bombardier Inc., 7.45%, 05/01/34 (Q)	GSC	N/A	5.00	12/20/22	125	(11)	(7)	(4)
Bombardier Inc., 7.45%, 05/01/34 (Q)	GSC	N/A	5.00	12/20/22	50	(5)	(3)	(2)
Boston Scientific Corp., 2.65%, 10/01/18 (Q)	JPM	N/A	1.00	06/20/20	1,250	(24)	(31)	7
Cable & Wireless International Finance NV, 8.63%, 03/25/19 (Q)	JPM	N/A	5.00	12/20/22	160	(26)	(26)	—
Capital One Financial Corp., 4.75%, 07/15/21 (Q)	CCI	N/A	1.00	06/20/22	1,500	(33)	(15)	(18)
Cardinal Health Inc., 1.90%, 06/15/17 (Q)	BCL	N/A	1.00	12/20/18	640	(5)	(20)	15
Carrefour SA, 1.75%, 05/22/19 (Q)	BCL	N/A	1.00	06/20/23	332	(3)	(5)	2
Carrefour SA, 1.75%, 05/22/19 (Q)	CCI	N/A	1.00	06/20/23	320	(3)	(5)	2
Carrefour SA, 1.75%, 05/22/19 (Q)	CSI	N/A	1.00	06/20/23	431	(4)	(6)	2
CBS Corp., 4.30%, 02/15/21 (Q)	GSC	N/A	1.00	12/20/22	500	(6)	(5)	(1)
CenturyLink Inc., 6.15%, 09/15/19 (Q)	GSC	N/A	1.00	12/20/22	200	25	28	(3)
CenturyLink Inc., 6.15%, 09/15/19 (Q)	JPM	N/A	1.00	12/20/22	120	15	17	(2)
CMA CGM SA, 7.75%, 01/15/21 (Q)	BCL	N/A	5.00	12/20/22	111	(2)	(6)	4
CMA CGM SA, 7.75%, 01/15/21 (Q)	MSC	N/A	5.00	12/20/22	123	(2)	(6)	4
CMA CGM SA, 7.75%, 01/15/21 (Q)	MSC	N/A	5.00	12/20/22	12	(1)	(1)	—
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	N/A	5.00	12/20/20	111	(12)	(11)	(1)
Constellium NV, 4.63%, 05/15/21 (Q)	CCI	N/A	5.00	12/20/21	197	(23)	(23)	—
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	N/A	5.00	12/20/21	148	(17)	(18)	1
CSC Holdings LLC, 10.88%, 10/15/25 (Q)	GSC	N/A	5.00	06/20/23	200	(17)	(17)	—
CSC Holdings LLC, 10.88%, 10/15/25 (Q)	JPM	N/A	5.00	06/20/23	200	(17)	(17)	—
Dell Inc., 7.10%, 04/15/28 (Q)	GSC	N/A	1.00	12/20/18	250	(2)	5	(7)
Dow Chemical Co., 7.38%, 11/01/29 (Q)	JPM	N/A	1.00	09/20/18	730	(4)	(4)	—
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	BCL	N/A	5.00	12/20/21	115	25	25	—
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	JPM	N/A	5.00	12/20/21	75	16	16	—
Frontier Communications Corp., 9.00%, 08/15/31 (Q)	BCL	N/A	5.00	06/20/23	9	3	3	—
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23 (Q)	MSC	N/A	5.00	12/20/22	37	3	2	1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
HP Inc., 4.65%, 12/09/21 (Q)	GSC	N/A	1.00	06/20/21	250	(6)	(6)	—
International Business Machines Corp., 5.70%, 09/14/17 (Q)	GSC	N/A	1.00	12/20/18	1,620	(11)	(49)	38
Intesa Sanpaolo SpA (Q)	GSC	N/A	1.00	06/20/23	443	22	21	1
iTraxx Europe Senior Series 19 (Q)	CGM	N/A	1.00	06/20/18	3,445	(8)	(35)	27
iTraxx Europe Senior Series 20 (Q)	BCL	N/A	1.00	12/20/18	1,390	(10)	(7)	(3)
iTraxx Europe Senior Series 20 (Q)	CGM	N/A	1.00	12/20/18	2,965	(21)	(15)	(6)
iTraxx Europe Senior Series 20 (Q)	CGM	N/A	1.00	12/20/18	2,461	(17)	(28)	11
ITV Plc, 2.13%, 09/21/22 (Q)	BCL	N/A	5.00	06/20/23	197	(36)	(36)	—
Lanxess AG, 0.25%, 10/07/21 (Q)	JPM	N/A	1.00	12/20/22	591	(12)	(12)	—
Lloyds Bank Plc, 4.50%, 11/04/24 (Q)	JPM	N/A	1.00	06/20/23	135	4	4	—
Loews Corp., 6.00%, 02/01/35 (Q)	CGM	N/A	1.00	06/20/21	850	(23)	(26)	3
Macy's Retail Holdings Inc., 3.45%, 01/15/21 (Q)	JPM	N/A	1.00	12/20/22	1,135	39	40	(1)
Marks & Spencer Plc, 6.13%, 12/02/19 (Q)	CSI	N/A	1.00	06/20/23	624	18	15	3
Melia Hotels International SA, 4.30%, 11/14/08 (Q)	JPM	N/A	5.00	06/20/22	295	(57)	(52)	(5)
Microsoft Corp., 4.50%, 10/01/40 (Q)	CSI	N/A	1.00	12/20/18	1,279	(10)	(38)	28
Microsoft Corp., 4.50%, 10/01/40 (Q)	GSC	N/A	1.00	12/20/18	341	(2)	(10)	8
People's Republic of China, 7.50%, 10/28/27 (Q)	GSC	N/A	1.00	06/20/23	560	(9)	(9)	—
Peugeot SA, 2.38%, 04/14/23 (Q)	CCI	N/A	5.00	12/20/22	111	(20)	(21)	1
Peugeot SA, 2.38%, 04/14/23 (Q)	CSI	N/A	5.00	12/20/22	222	(41)	(43)	2
Raytheon Co., 7.20%, 08/15/27 (Q)	GSC	N/A	1.00	03/20/20	968	(17)	(39)	22
Raytheon Co., 7.20%, 08/15/27 (Q)	GSC	N/A	1.00	03/20/20	970	(17)	(39)	22
Republic of Colombia, 10.38%, 01/28/33 (Q)	JPM	N/A	1.00	06/20/21	200	(2)	11	(13)
Republic of France, 4.25%, 04/25/19 (Q)	BOA	N/A	0.25	06/20/22	140	(1)	2	(3)
Republic of France, 4.25%, 04/25/19 (Q)	JPM	N/A	0.25	06/20/22	40	—	1	(1)
Republic of Korea, 7.13%, 04/16/19 (Q)	CCI	N/A	1.00	06/20/23	800	18	(18)	36
Republic of South Africa, 5.50%, 03/09/20 (Q)	BOA	N/A	1.00	06/20/23	280	6	7	(1)
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Q)	JPM	N/A	1.00	06/20/22	250	(5)	(1)	(4)
Rite Aid Corp., 7.70%, 02/15/27 (Q)	GSC	N/A	5.00	06/20/23	120	11	13	(2)
Rite Aid Corp., 7.70%, 02/15/27 (Q)	JPM	N/A	5.00	06/20/23	200	18	21	(3)
Societe Generale SA, 5.88%, 12/21/16 (Q)	GSC	N/A	1.00	06/20/23	135	—	—	—
Sony Corp., 1.57%, 06/19/15 (Q)	JPM	N/A	1.00	03/20/19	1,339	(13)	91	(104)
Southwest Airlines Co., 5.13%, 03/01/17 (Q)	CSI	N/A	1.00	12/20/19	580	(8)	(10)	2
Staples Inc., 4.38%, 01/12/23 (Q)	BCL	N/A	5.00	12/20/22	302	5	13	(8)
Staples Inc., 4.38%, 01/12/23 (Q)	JPM	N/A	5.00	12/20/22	173	3	8	(5)
Stena AB, 7.00%, 02/01/24 (Q)	GSC	N/A	5.00	06/20/21	74	(3)	(3)	—
Stena AB, 7.00%, 02/01/24 (Q)	JPM	N/A	5.00	12/20/22	123	1	2	(1)
STMicroelectronics NV, 0.00%, 07/03/19 (Q)	JPM	N/A	1.00	06/20/22	325	(9)	(2)	(7)
Sudzucker International Finance BV, 1.25%, 11/29/23 (Q)	JPM	N/A	1.00	06/20/23	332	(2)	(4)	2
TDC Group, 3.75%, 03/02/22 (Q)	BCL	N/A	1.00	12/20/22	98	3	(1)	4
TDC Group, 3.75%, 03/02/22 (Q)	BNP	N/A	1.00	12/20/22	246	7	(1)	8
TDC Group, 3.75%, 03/02/22 (Q)	CSI	N/A	1.00	12/20/22	182	5	(1)	6
TDC Group, 3.75%, 03/02/22 (Q)	CSI	N/A	1.00	12/20/22	98	3	—	3
Tesco Plc, 6.00%, 12/14/29 (Q)	CSI	N/A	1.00	12/20/22	221	2	1	1
Tesco Plc, 6.00%, 12/14/29 (Q)	CSI	N/A	1.00	12/20/22	221	2	1	1
United Mexican States, 5.95%, 03/19/19 (Q)	CSI	N/A	1.00	06/20/21	350	(4)	10	(14)
Unitymedia Hessen Gmbh & Co., 6.13%, 01/15/25 (Q)	CSI	N/A	5.00	12/20/22	123	(23)	(22)	(1)
Vodafone Group Plc, 5.00%, 06/04/18 (Q)	BCL	N/A	1.00	12/20/22	369	(6)	(7)	1
Vodafone Group Plc, 5.00%, 06/04/18 (Q)	BOA	N/A	1.00	12/20/22	257	(5)	(4)	(1)
Vodafone Group Plc, 5.00%, 06/04/18 (Q)	CCI	N/A	1.00	12/20/22	501	(9)	(9)	—
Vodafone Group Plc, 5.00%, 06/04/18 (Q)	CSI	N/A	1.00	12/20/22	123	(2)	(2)	—
Vodafone Group Plc, 5.00%, 06/04/18 (Q)	MSC	N/A	1.00	12/20/22	153	(2)	(2)	—
Wind Tre SpA, 3.13%, 01/20/25 (Q)	BCL	N/A	5.00	06/20/23	111	(2)	(1)	(1)
Wind Tre SpA, 3.13%, 01/20/25 (Q)	CSI	N/A	5.00	06/20/23	111	(3)	(2)	(1)
					38,647	(430)	(460)	30
Credit default swap agreements - sell protection[4]
Adler Real Estate AG, 1.50%, 12/06/21 (Q)	CSI	1.62	5.00	06/20/23	(221)	38	39	(1)
Advanced Micro Devices Inc., 7.00%, 07/01/24 (Q)	GSC	2.06	5.00	12/20/22	(75)	10	9	1
Advanced Micro Devices Inc., 7.00%, 07/01/24 (Q)	GSC	2.06	5.00	12/20/22	(120)	16	15	1
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	BCL	2.32	5.00	06/20/23	(120)	15	15	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	2.32	5.00	06/20/23	(75)	10	10	—
Advanced Micro Devices Inc., 7.50%, 08/15/22 (Q)	JPM	2.32	5.00	06/20/23	(120)	15	15	—
Altice Finco SA, 9.00%, 06/15/23 (Q)	BNP	4.62	5.00	12/20/22	(123)	2	5	(3)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CCI	4.62	5.00	12/20/22	(111)	2	6	(4)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.62	5.00	12/20/22	(123)	2	2	—
Altice Finco SA, 9.00%, 06/15/23 (Q)	JPM	4.62	5.00	12/20/22	(123)	2	4	(2)
Altice Finco SA, 9.00%, 06/15/23 (Q)	JPM	4.62	5.00	12/20/22	(123)	3	3	—
Altice Luxembourg SA, 7.25%, 05/15/22 (Q)	JPM	7.35	5.00	12/20/22	(111)	(10)	(1)	(9)
Commerzbank AG (Q)	GSC	1.50	1.00	12/20/22	(246)	(6)	(8)	2
Constellium NV, 4.63%, 05/15/21 (Q)	CCI	3.55	5.00	12/20/24	(197)	17	20	(3)
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	3.55	5.00	12/20/24	(148)	13	20	(7)
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	2.90	5.00	06/20/23	(66)	7	7	—
Constellium NV, 4.63%, 05/15/21 (Q)	GSC	3.55	5.00	12/20/24	(111)	10	11	(1)
Deutsche Bank AG (Q)	BNP	2.19	1.00	06/20/23	(492)	(29)	(27)	(2)
Deutsche Bank AG (Q)	CCI	1.88	1.00	06/20/22	(420)	(15)	(18)	3
Deutsche Bank AG, 5.00%, 06/24/20 (Q)	GSC	1.88	1.00	06/20/22	(420)	(15)	(18)	3
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	BCL	1.14	1.00	12/20/22	(197)	(1)	—	(1)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CSI	3.12	5.00	12/20/22	(98)	8	15	(7)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	CSI	3.12	5.00	12/20/22	(86)	7	12	(5)
Intrum Justitia AB, 3.13%, 07/15/24 (Q)	MSC	3.12	5.00	12/20/22	(283)	24	44	(20)
iTraxx Europe Senior Series 28 (Q)	CCI	N/A	1.00	12/20/22	(2,166)	46	48	(2)
iTraxx Europe Subordinated Series 19 (Q)	CGM	N/A	5.00	06/20/18	(2,461)	31	189	(158)
iTraxx Europe Subordinated Series 20 (Q)	BCL	N/A	5.00	12/20/18	(1,107)	41	211	(170)
iTraxx Europe Subordinated Series 20 (Q)	CGM	N/A	5.00	12/20/18	(1,969)	73	182	(109)
iTraxx Europe Subordinated Series 20 (Q)	CGM	N/A	5.00	12/20/18	(1,587)	59	299	(240)
iTraxx Europe Subordinated Series 20 (Q)	DUB	N/A	5.00	12/20/18	(787)	29	149	(120)
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22 (Q)	BCL	1.86	5.00	12/20/22	(12)	2	2	—
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22 (Q)	MSC	1.86	5.00	12/20/22	(12)	2	2	—
Nordstrom Inc., 6.95%, 03/15/28 (Q)	CCI	1.63	1.00	12/20/22	(232)	(7)	(18)	11
Nordstrom Inc., 6.95%, 03/15/28 (Q)	GSC	1.63	1.00	12/20/22	(273)	(7)	(18)	11
Nordstrom Inc., 6.95%, 03/15/28 (Q)	JPM	1.34	1.00	06/20/22	(425)	(6)	(33)	27
Nordstrom Inc., 6.95%, 03/15/28 (Q)	JPM	1.63	1.00	12/20/22	(248)	(7)	(19)	12
Nordstrom Inc., 6.95%, 03/15/28 (Q)	JPM	1.63	1.00	12/20/22	(179)	(5)	(13)	8
Nordstrom Inc., 6.95%, 03/15/28 (Q)	JPM	1.63	1.00	12/20/22	(455)	(12)	(39)	27
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	BCL	4.58	5.00	06/20/23	(111)	3	2	1
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	CCI	4.25	5.00	12/20/22	(98)	3	10	(7)
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	CCI	4.25	5.00	12/20/22	(98)	3	9	(6)
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	JPM	4.58	5.00	06/20/23	(111)	2	2	—
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	JPM	4.25	5.00	12/20/22	(111)	4	4	—
Scandinavian Airlines (Q)	GSC	1.16	5.00	06/20/19	(480)	23	(36)	59
Staples Inc., 4.38%, 01/12/23 (Q)	GSC	4.77	1.00	06/20/22	(130)	(18)	(14)	(4)
UniCredit SpA, 4.70%, 06/14/17 (Q)	BOA	1.99	1.00	06/20/23	(347)	(18)	(18)	—
UniCredit SpA, 4.70%, 06/14/17 (Q)	BOA	1.99	1.00	06/20/23	(391)	(20)	(20)	—
Vue International Bidco Plc, 7.88%, 07/15/20 (Q)	JPM	2.67	5.00	12/20/22	(123)	13	13	—
Vue International Bidco Plc, 7.88%, 07/15/20 (Q)	JPM	2.67	5.00	12/20/22	(123)	13	13	—
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	CSI	1.43	5.00	12/20/22	(98)	16	16	—
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	GSC	1.43	5.00	12/20/22	(123)	20	20	—
Wind Acquisition Finance SA, 7.00%, 04/23/21 (Q)	GSC	1.43	5.00	12/20/22	(123)	20	20	—
Xerox Corp., 2.75%, 09/01/20 (Q)	JPM	0.97	1.00	12/20/22	(80)	—	1	(1)
Xerox Corp., 2.75%, 09/01/20 (Q)	JPM	0.97	1.00	12/20/22	(405)	1	5	(4)
Xerox Corp., 2.75%, 09/01/20 (Q)	JPM	0.97	1.00	12/20/22	(145)	1	2	(1)
					(19,219)	430	1,151	(721)

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Abertis Infraestructuras SA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	8	EUR	144	—
Altice N.V. (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	8	EUR	61	(13)
Anglo American Plc (M)	MLP	1W GBP LIBOR -0.50%	TBD	(45)	GBP	(790)	42
Aroundtown Property Holings Plc (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	12	EUR	77	1
AT&T Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(6)		(210)	8
Banco Bilbao Vizcaya Argentaria SA (M)	MLP	Euro Interbank Offered Rate -0.28%	TBD	(9)	EUR	(61)	1
Barclays Plc (M)	MLP	1W GBP LIBOR -0.25%	TBD	(30)	GBP	(62)	(84)
BNP Paribas (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	4	EUR	230	(7)
Caixabank SA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	16	EUR	62	1
Caterpillar Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(183)	(1)
Credit Agricole SA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	5	EUR	61	(2)
CYBG Plc (M)	MLP	1W GBP LIBOR -0.75%	TBD	(37)	GBP	(113)	5
Discovery Communications Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(10)		(239)	17
Erste Group Bank AG (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	2	EUR	66	(1)
Eurobank Ergasias SA (E)	MLP	Euro Interbank Offered Rate +1.00%	TBD	38	EUR	32	(3)
Europcar Groupe SA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	11	EUR	111	(18)
Exxon Mobil Corp. (M)	MLP	1W LIBOR +0.00%	TBD	(2)		(177)	—
First Quantum Minerals Ltd. (M)	MLP	1M Canada Bankers Acceptance +0.00%	TBD	(6)	CAD	(105)	(2)
General Electric Co. (M)	MLP	1W LIBOR +0.00%	TBD	(13)		(184)	10
GVC Holdings Plc (M)	MLP	1W GBP LIBOR -1.50%	TBD	(2)	GBP	(22)	1
Hellenic Telecommunications Organization SA (E)	MLP	Euro Interbank Offered Rate +1.00%	TBD	7	EUR	90	(11)
iShares iBoxx USD High Yield Corporate Bond ETF (M)	MLP	1W LIBOR +0.00%	TBD	(7)		(557)	—
iShares JPMorgan USD Emerging Markets Bond ETF (M)	MLP	1W LIBOR +0.00%	TBD	(6)		(618)	(5)
iShares Russell 2000 ETF (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(162)	5
KBC Groep NV (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	1	EUR	68	(3)
Kellogg Co. (M)	MLP	1W LIBOR +0.00%	TBD	(3)		(209)	6
Ladbrokes Coral Group Plc (E)	MLP	1W GBP LIBOR +0.25%	TBD	86	GBP	147	(5)
Mattel Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(8)		(108)	5
Metro Bank Plc (M)	MLP	1W GBP LIBOR -1.25%	TBD	(1)	GBP	(60)	10
National Bank of Greece (E)	MLP	Euro Interbank Offered Rate +1.00%	TBD	124	EUR	39	(8)
PowerShares QQQ Trust Series 1 (M)	MLP	1W LIBOR +0.00%	TBD	(0)		(76)	(1)
Skandinaviska Enskilda Banken AB (E)	MLP	3M Stockholm Interbank Offered Rate +0.30%	TBD	7	SEK	652	(4)
SPDR S&P 500 ETF Trust (M)	MLP	1W LIBOR +0.00%	TBD	(1)		(352)	14
SPDR S&P Retail ETF (M)	MLP	1W LIBOR +0.00%	TBD	(3)		(116)	(1)
Teva Pharmaceutical Industries Ltd. (M)	MLP	1W LIBOR +0.00%	TBD	(9)		(165)	9
Thermo Fisher Scientific Co. (M)	MLP	1W LIBOR +0.00%	TBD	(0)		(56)	2
Tullow Oil Plc (M)	MLP	1W GBP LIBOR -0.75%	TBD	(37)	GBP	(67)	(7)
Unicredit SpA (E)	MLP	Euro Interbank Offered Rate +0.30%	TBD	3	EUR	45	—
Unione di Banche Italiane SpA (M)	MLP	Euro Interbank Offered Rate -0.28%	TBD	(22)	EUR	(85)	3
Uniti Group Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(7)		(118)	2
Valeant Pharmaceuticals International Inc. (M)	MLP	1W LIBOR +0.00%	TBD	(3)		(47)	—
VanEck Vectors Semiconductor ETF (M)	MLP	1W LIBOR +0.00%	TBD	(3)		(328)	11
Vodafone Group Plc (E)	MLP	1W GBP LIBOR +0.25%	TBD	59	GBP	119	(6)
Walt Disney Co. (M)	MLP	1W LIBOR +0.00%	TBD	(6)		(583)	14
							(15)

*Contracts for Difference fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investments.

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
COMMON STOCKS
Simon Property Group Inc. (M)	MLP	3M LIBOR -0.30%	10/31/18	(23)	—	1
Valeant Pharmaceuticals International Inc. (Q)	MLP	3M LIBOR -0.30%	08/11/18	(39)	—	5
Valeant Pharmaceuticals International Inc. (Q)	MLP	3M LIBOR -0.30%	08/03/18	(32)	—	3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
INVESTMENT COMPANIES
Market Vectors ETF Trust (M)	BNP	1M LIBOR -0.75%	11/15/18		(48)	—	3
iShares iBoxx USD High Yield Corporate Bond ETF (Q)	GSI	3M LIBOR +0.00%	06/20/18		(1,240)	—	6
iBoxx EUR Liquid High Yield Index (Q)	JPM	3M Euribor +0.00%	06/20/18	EUR	(2,800)	—	(6)
iBoxx EUR Liquid High Yield Index (Q)	JPM	3M Euribor +0.00%	06/20/18	EUR	(900)	—	—
iBoxx EUR Liquid High Yield Index (Q)	MLP	3M Euribor +0.00%	06/20/18	EUR	(900)	—	(1)
						—	11

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Consumer Discretionary 16.6%
1-800-Flowers.com Inc. - Class A (a)	4	47
Aaron's Inc.	1	59
Abercrombie & Fitch Co. - Class A	6	152
Adtalem Global Education Inc. (a)	2	81
AMC Networks Inc. - Class A (a)	2	93
American Axle & Manufacturing Holdings Inc. (a)	10	145
American Eagle Outfitters Inc.	15	290
American Outdoor Brands Corp. (a) (b)	4	43
American Public Education Inc. (a)	2	87
America's Car-Mart Inc. (a)	1	27
Ark Restaurants Corp.	1	14
Asbury Automotive Group Inc. (a)	2	102
Ascena Retail Group Inc. (a)	11	22
Ascent Capital Group Inc. - Class A (a)	1	2
At Home Group Inc. (a)	2	70
AV Homes Inc. (a)	3	47
Barnes & Noble Education Inc. (a)	3	17
Barnes & Noble Inc.	6	31
Bassett Furniture Industries Inc.	1	26
BBX Capital Corp. - Class A	8	72
Bed Bath & Beyond Inc.	6	126
Belmond Ltd. - Class A (a)	7	76
Big 5 Sporting Goods Corp. (b)	3	20
Big Lots Inc. (b)	4	158
Biglari Holdings Inc. (a)	—	38
BJ's Restaurants Inc.	1	67
Bloomin' Brands Inc.	5	126
Bojangles' Inc. (a)	3	36
Boot Barn Holdings Inc. (a)	2	27
Bridgepoint Education Inc. (a)	1	9
Brinker International Inc. (b)	2	58
Build-A-Bear Workshop Inc. (a)	1	11
Cable One Inc.	—	111
Caleres Inc.	3	100
Callaway Golf Co.	4	73
Cambium Learning Group Inc. (a)	3	28
Capella Education Co.	1	81
Career Education Corp. (a)	5	72
Carriage Services Inc.	1	37
Carrol's Restaurant Group Inc. (a)	2	25
Cavco Industries Inc. (a)	—	66
Central European Media Entertainment Ltd. - Class A (a)	12	48
Century Casinos Inc. (a)	1	10
Century Communities Inc. (a)	1	30
Cheesecake Factory Inc. (b)	2	86
Chico's FAS Inc.	12	107
Childrens Place Retail Stores Inc.	1	183
Choice Hotels International Inc.	3	242
Churchill Downs Inc.	—	62
Chuy's Holdings Inc. (a)	1	28
Citi Trends Inc.	1	26
Clear Channel Outdoor Holdings Inc. - Class A	2	12
Collectors Universe Inc.	1	9
Cooper Tire & Rubber Co.	4	123
Cooper-Standard Holding Inc. (a)	1	178
Core-Mark Holding Co. Inc.	3	72
Cracker Barrel Old Country Store Inc. (b)	1	145
Crocs Inc. (a)	5	81
CSS Industries Inc.	1	19
Culp Inc.	1	40
Daily Journal Corp. (a) (b)	—	11
Dana Holding Corp.	5	117
Dave & Buster's Entertainment Inc. (a)	3	105
Deckers Outdoor Corp. (a)	3	237
Del Frisco's Restaurant Group Inc. (a)	2	27
Del Taco Restaurants Inc. (a)	3	27
Delta Apparel Inc. (a)	1	18
Denny's Corp. (a)	7	114
Destination XL Group Inc. (a)	6	11
Dick's Sporting Goods Inc.	4	154
	Shares/Par[1]	Value ($)
Dillard's Inc. - Class A (b)	1	96
Dine Brands Global Inc.	1	51
Diversified Restaurant Holdings Inc. (a)	3	4
Dixie Group Inc. - Class A (a)	1	2
Dorman Products Inc. (a)	2	137
DSW Inc. - Class A	6	144
Duluth Holdings Inc. - Class B (a) (b)	1	23
El Pollo Loco Holdings Inc. (a)	3	25
Eldorado Resorts Inc. (a) (b)	7	214
Entravision Communications Corp. - Class A	4	18
Escalade Inc.	2	30
Ethan Allen Interiors Inc.	2	42
EW Scripps Co. - Class A	4	50
Express Inc. (a)	6	42
Fiesta Restaurant Group Inc. (a) (b)	1	27
Finish Line Inc. - Class A (b)	3	39
Five Below Inc. (a)	3	253
Flexsteel Industries Inc.	1	20
Fossil Group Inc. (a)	1	10
Fox Factory Holding Corp. (a)	2	54
Francesca's Holdings Corp. (a)	3	13
FTD Cos. Inc. (a)	1	3
Gaia Inc. - Class A (a)	1	12
Gannett Co. Inc.	10	101
GCI Liberty Inc. - Class A (a)	3	178
Genesco Inc. (a)	1	60
Gentherm Inc. (a)	3	107
G-III Apparel Group Ltd. (a)	3	100
Global Eagle Entertainment Inc. (a) (b)	5	7
Graham Holdings Co.	—	158
Gray Television Inc. (a)	6	78
Green Brick Partners Inc. (a)	4	42
Group 1 Automotive Inc.	2	124
Groupon Inc. - Class A (a)	34	149
Guess Inc.	4	90
Habit Restaurants Inc. - Class A (a)	1	11
Hamilton Beach Brands Holding Co.	1	17
Harte-Hanks Inc. (a)	1	10
Haverty Furniture Cos. Inc.	1	29
Helen of Troy Ltd. (a)	1	111
Hemisphere Media Group Inc. - Class A (a) (b)	2	19
Hibbett Sports Inc. (a) (b)	2	38
Hilton Grand Vacations Inc. (a)	1	38
Hooker Furniture Corp.	1	29
Horizon Global Corp. (a) (b)	3	22
Houghton Mifflin Harcourt Co. (a)	4	31
Hovnanian Enterprises Inc. - Class A (a)	9	16
Iconix Brand Group Inc. (a)	2	2
ILG Inc.	10	301
IMAX Corp. (a)	2	43
Installed Building Products Inc. (a)	1	86
iRobot Corp. (a) (b)	2	126
J Alexander's Holdings Inc. (a)	1	16
Jack in the Box Inc.	2	191
John Wiley & Sons Inc. - Class A	4	226
Johnson Outdoors Inc. - Class A	1	38
K12 Inc. (a)	3	42
KB Home	4	119
Kirkland's Inc. (a)	3	25
La Quinta Holdings Inc. (a)	10	194
La-Z-Boy Inc.	4	123
LCI Industries	2	195
Libbey Inc.	4	18
Liberty Expedia Holdings Inc. - Class A (a)	5	178
Liberty Tax Inc. - Class A (b)	1	12
Liberty TripAdvisor Holdings Inc. - Class A (a)	6	70
Lifetime Brands Inc.	2	25
Lindblad Expeditions Holdings Inc. (a)	3	27
Lithia Motors Inc. - Class A (b)	2	179
M/I Homes Inc. (a)	3	80
Malibu Boats Inc. - Class A (a)	1	38
Marcus Corp.	1	42
Marine Products Corp.	2	31
MarineMax Inc. (a)	2	38
Marriott Vacations Worldwide Corp.	2	267

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
MCBC Holdings Inc. (a)	1	27
MDC Holdings Inc.	2	66
Meredith Corp.	3	175
Meritage Homes Corp. (a)	4	193
Michaels Cos. Inc. (a)	3	55
Modine Manufacturing Co. (a)	4	92
Monro Inc.	3	144
Motorcar Parts of America Inc. (a)	2	32
Movado Group Inc.	—	18
MSG Networks Inc. - Class A (a)	2	54
Murphy USA Inc. (a)	3	197
Nathan's Famous Inc.	1	38
National CineMedia Inc.	4	22
Nautilus Inc. (a)	2	32
New Home Co. Inc. (a)	2	19
New Media Investment Group Inc.	2	33
New York Times Co. - Class A	10	251
NexStar Media Group Inc. - Class A (b)	3	208
NutriSystem Inc. (b)	1	26
Office Depot Inc.	48	103
Ollie's Bargain Outlet Holdings Inc. (a)	5	277
Overstock.com Inc. (a)	1	41
Oxford Industries Inc.	1	97
Papa John's International Inc.	1	58
Penn National Gaming Inc. (a)	7	182
Penske Automotive Group Inc.	2	96
PetMed Express Inc. (b)	1	37
Pico Holdings Inc.	1	16
Pier 1 Imports Inc.	6	20
Pinnacle Entertainment Inc. (a)	4	132
Planet Fitness Inc. - Class A (a)	6	224
Playa Hotels & Resorts NV (a)	7	70
Potbelly Corp. (a)	2	24
RCI Hospitality Holdings Inc.	1	29
Reading International Inc. - Class A (a)	1	24
Red Lion Hotels Corp. (a)	1	11
Red Robin Gourmet Burgers Inc. (a)	1	60
Red Rock Resorts Inc. - Class A	4	130
Regis Corp. (a)	2	34
Rent-A-Center Inc. (b)	4	37
Ruth's Hospitality Group Inc.	2	43
Saga Communications Inc. - Class A	—	11
Sally Beauty Holdings Inc. (a)	5	82
Scholastic Corp.	1	56
Scientific Games Corp. - Class A (a)	2	76
SeaWorld Entertainment Inc. (a)	1	18
Sequential Brands Group Inc. (a)	2	3
Shake Shack Inc. - Class A (a) (b)	1	53
Shiloh Industries Inc. (a)	2	21
Shoe Carnival Inc.	1	21
Shutterfly Inc. (a)	2	189
Signet Jewelers Ltd. (b)	3	114
Sinclair Broadcast Group Inc. - Class A (b)	4	135
Skyline Corp. (a)	2	51
Sleep Number Corp. (a)	3	106
Sonic Automotive Inc. - Class A	3	53
Sonic Corp. (b)	2	40
Sotheby's (a)	4	203
Speedway Motorsports Inc.	3	59
Sportsman's Warehouse Holdings Inc. (a) (b)	6	25
Standard Motor Products Inc.	2	94
Steven Madden Ltd.	4	188
Stoneridge Inc. (a)	2	51
Strattec Security Corp.	1	20
Strayer Education Inc.	—	50
Sturm Ruger & Co. Inc. (b)	1	66
Superior Industries International Inc.	1	14
Superior Uniform Group Inc.	2	65
Sypris Solutions Inc. (a)	5	7
Tailored Brands Inc.	3	81
Tandy Leather Factory Inc. (a)	1	8
Taylor Morrison Home Corp. - Class A (a)	7	156
Tegna Inc.	5	56
Tempur Sealy International Inc. (a) (b)	2	75
Tenneco Inc.	4	195
	Shares/Par[1]	Value ($)
Texas Roadhouse Inc.	5	277
Tile Shop Holdings Inc.	4	21
Tilly's Inc. - Class A	2	26
TopBuild Corp. (a)	2	143
Tower International Inc.	2	42
Town Sports International Holdings Inc. (a)	2	18
Townsquare Media Inc. - Class A	1	9
TravelCenters of America LLC (a)	3	9
Tronc Inc. (a)	2	28
Tupperware Brands Corp.	3	136
U.S. Auto Parts Network Inc. (a)	4	9
Unifi Inc. (a)	1	46
Universal Electronics Inc. (a)	1	50
Urban Outfitters Inc. (a)	8	290
Vera Bradley Inc. (a)	3	34
Vista Outdoor Inc. (a)	4	59
Visteon Corp. (a)	2	165
VOXX International Corp. - Class A (a)	2	7
Weight Watchers International Inc. (a)	4	267
Wendy's Co.	11	196
William Lyon Homes - Class A (a)	1	37
Wingstop Inc.	3	120
Winmark Corp.	1	68
Winnebago Industries Inc.	3	105
Wolverine World Wide Inc.	5	134
World Wrestling Entertainment Inc. - Class A	2	77
Zagg Inc. (a)	4	51
Zumiez Inc. (a)	2	47
		19,040
Consumer Staples 4.0%
Alico Inc.	1	31
Andersons Inc.	2	54
Avon Products Inc. (a)	17	49
B&G Foods Inc. (b)	5	107
Boston Beer Co. Inc. - Class A (a)	1	135
Calavo Growers Inc. (b)	1	132
Central Garden & Pet Co. (a)	1	61
Central Garden & Pet Co. - Class A (a)	3	124
Chefs' Warehouse Inc. (a)	2	43
Coca-Cola Bottling Co.	—	61
Craft Brewers Alliance Inc. (a)	1	17
Darling Ingredients Inc. (a)	7	115
Dean Foods Co.	8	72
Edgewell Personal Care Co. (a)	3	137
Energizer Holdings Inc. (b)	3	165
Farmer Bros. Co. (a)	1	39
Hostess Brands Inc. - Class A (a)	6	92
HRG Group Inc. (a)	12	200
Ingles Markets Inc. - Class A	1	38
Inter Parfums Inc.	3	135
J&J Snack Foods Corp.	1	192
John B. Sanfilippo & Son Inc.	1	40
Lancaster Colony Corp.	1	172
Landec Corp. (a)	2	26
Limoneira Co.	1	31
Medifast Inc.	1	67
MGP Ingredients Inc. (b)	1	124
National Beverage Corp.	1	60
Natural Alternatives International Inc. (a)	1	9
Natural Grocers by Vitamin Cottage Inc. (a)	3	22
Natural Health Trends Corp. (b)	1	17
Nu Skin Enterprises Inc. - Class A	4	293
Oil-Dri Corp. of America	1	26
Performance Food Group Co. (a)	7	216
PriceSmart Inc.	2	191
Primo Water Corp. (a)	1	12
Revlon Inc. - Class A (a)	3	62
Rite Aid Corp. (a) (b)	32	54
Rocky Mountain Chocolate Factory Inc.	2	18
Sanderson Farms Inc.	2	223
Seneca Foods Corp. - Class A (a)	—	12
Smart & Final Stores Inc. (a)	5	28
SpartanNash Co.	3	49
Sprouts Farmers Market Inc. (a)	6	149

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Supervalu Inc. (a) (b)	3	51
Turning Point Brands Inc.	1	25
United Natural Foods Inc. (a)	3	117
United-Guardian Inc.	—	3
Universal Corp.	2	95
USANA Health Sciences Inc. (a)	2	163
Vector Group Ltd. (b)	5	100
Village Super Market Inc. - Class A	1	15
WD-40 Co.	—	58
Weis Markets Inc.	2	81
		4,608
Energy 5.6%
Abraxas Petroleum Corp. (a)	9	20
Adams Resources & Energy Inc.	1	35
Arch Coal Inc. - Class A	2	184
Archrock Inc.	3	27
Basic Energy Services Inc. (a)	2	22
Bonanza Creek Energy Inc. (a)	1	28
Bristow Group Inc. (b)	2	30
California Resources Corp. (a) (b)	1	9
Callon Petroleum Co. (a) (b)	12	162
CARBO Ceramics Inc. (a) (b)	2	12
Carrizo Oil & Gas Inc. (a)	4	68
Chesapeake Energy Corp. (a) (b)	37	113
Clean Energy Fuels Corp. (a)	10	17
Cloud Peak Energy Inc. (a)	3	8
CNX Resources Corp. (a)	13	201
CONSOL Energy Inc. (a)	3	77
CVR Energy Inc. (b)	2	48
Delek US Holdings Inc.	5	192
Denbury Resources Inc. (a)	15	40
DHT Holdings Inc.	11	38
Dorian LPG Ltd. (a)	4	26
Dril-Quip Inc. (a)	3	113
Earthstone Energy Inc. - Class A (a)	2	22
Eclipse Resources Corp. (a)	17	25
EnLink Midstream LLC	10	147
Ensco Plc - Class A (b)	24	104
Era Group Inc. (a)	1	12
Evolution Petroleum Corp.	1	11
Exterran Corp. (a)	3	67
Extraction Oil & Gas Inc. (a) (b)	4	44
Forum Energy Technologies Inc. (a)	6	70
GasLog Ltd.	3	45
Gener8 Maritime Inc. (a)	3	15
Green Plains Renewable Energy Inc.	2	29
Gulf Island Fabrication Inc.	2	11
Gulfport Energy Corp. (a)	11	105
Halcon Resources Corp. (a)	2	7
Helix Energy Solutions Group Inc. (a)	6	34
HighPoint Resources Corp. (a)	5	23
Hornbeck Offshore Services Inc. (a)	4	13
International Seaways Inc. (a) (b)	2	41
ION Geophysical Corp. (a)	1	31
Kosmos Energy Ltd. (a)	16	100
Laredo Petroleum Holdings Inc. (a)	13	117
Matador Resources Co. (a)	8	247
Matrix Service Co. (a)	1	13
McDermott International Inc. (a)	26	160
Nabors Industries Ltd.	20	142
NACCO Industries Inc. - Class A	—	13
Natural Gas Services Group Inc. (a)	1	14
Newpark Resources Inc. (a)	4	34
Noble Corp. Plc (a)	15	56
Nordic American Offshore Ltd. (b)	1	1
Nordic American Tankers Ltd. (b)	3	6
Oasis Petroleum Inc. (a)	15	120
Oceaneering International Inc.	6	111
Oil States International Inc. (a)	2	51
Overseas Shipholding Group Inc. - Class A (a)	4	11
Panhandle Oil and Gas Inc. - Class A	1	26
Par Pacific Holdings Inc. (a)	3	58
Patterson-UTI Energy Inc.	1	11
PBF Energy Inc. - Class A	10	343
	Shares/Par[1]	Value ($)
PDC Energy Inc. (a)	4	195
Peabody Energy Corp.	5	197
Penn Virginia Corp. (a)	1	34
PHI Inc. (a)	1	15
Pioneer Energy Services Corp. (a)	7	18
QEP Resources Inc. (a)	13	132
Range Resources Corp. (b)	8	112
Renewable Energy Group Inc. (a)	2	29
Resolute Energy Corp. (a) (b)	1	26
REX Stores Corp. (a)	—	28
RigNet Inc. (a)	1	12
Ring Energy Inc. (a)	4	50
Rowan Cos. Plc - Class A (a)	8	94
RPC Inc. (b)	1	19
SandRidge Energy Inc. (a)	1	21
Scorpio Tankers Inc. (b)	12	23
SEACOR Holdings Inc. (a)	1	34
SEACOR Marine Holdings Inc. (a)	1	11
SemGroup Corp. - Class A (b)	6	122
SilverBow Resources Inc. (a)	1	31
SM Energy Co.	6	104
Southwestern Energy Co. (a)	22	97
SRC Energy Inc. (a)	11	108
Stone Energy Corp. (a)	1	42
Superior Energy Services Inc. (a)	8	64
Tetra Technologies Inc. (a)	11	40
Transocean Ltd. (a) (b)	22	214
Ultra Petroleum Corp. (a) (b)	6	25
Unit Corp. (a)	4	78
US Silica Holdings Inc. (b)	5	117
W&T Offshore Inc. (a)	9	39
Weatherford International Plc (a) (b)	23	52
Whiting Petroleum Corp. (a)	6	197
World Fuel Services Corp.	6	137
		6,477
Financials 20.7%
1st Constitution Bancorp	1	13
1st Source Corp.	2	91
Access National Corp.	2	48
Allegiance Bancshares Inc. (a)	1	25
A-Mark Precious Metals Inc.	1	10
Ambac Financial Group Inc. (a) (c) (d)	6	99
American Equity Investment Life Holding Co.	8	242
American National Bankshares Inc.	1	30
American National Insurance Co.	1	128
American River Bankshares	1	17
Ameris Bancorp	3	144
Amerisafe Inc.	1	75
AmTrust Financial Services Inc.	10	125
Argo Group International Holdings Ltd.	1	66
Arrow Financial Corp.	2	66
Artisan Partners Asset Management Inc. - Class A	3	92
Aspen Insurance Holdings Ltd.	5	215
Associated Bancorp	12	287
Assured Guaranty Ltd.	3	112
Asta Funding Inc.	—	1
Atlantic Capital Bancshares Inc. (a)	2	35
Atlas Financial Holdings Inc. (a)	1	13
Baldwin & Lyons Inc. - Class B	1	27
Banc of California Inc. (b)	2	38
BancFirst Corp.	2	117
Bancorp Inc. (a)	5	54
BancorpSouth Bank	5	148
Bank of Hawaii Corp.	3	262
Bank of Marin Bancorp	—	34
Bank of NT Butterfield & Son Ltd.	1	59
BankFinancial Corp.	2	28
BankUnited Inc.	2	93
Banner Corp.	2	91
Bar Harbor Bankshares	1	30
Beneficial Bancorp Inc.	5	78
Berkshire Hills Bancorp Inc.	2	89
Blue Capital Reinsurance Holdings Ltd.	1	9
Blue Hills Bancorp Inc.	2	48

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
BofI Holding Inc. (a)	4	178
Boston Private Financial Holdings Inc.	6	88
Bridge Bancorp Inc.	2	54
BrightSphere Investment Group Plc	7	105
Brookline Bancorp Inc.	5	86
Bryn Mawr Bank Corp.	1	52
BSB BanCorp Inc. (a)	1	33
C&F Financial Corp.	1	49
Camden National Corp.	1	48
Cannae Holdings Inc. (a)	6	105
Capital City Bank Group Inc.	1	31
Capitol Federal Financial Inc.	11	131
Carolina Financial Corp.	1	39
Cathay General Bancorp	5	183
CenterState Bank Corp.	3	90
Central Pacific Financial Corp.	6	172
Central Valley Community Bancorp	1	18
Century Bancorp Inc. - Class A	—	28
Charter Financial Corp.	1	27
Chemical Financial Corp.	4	219
Citizens & Northern Corp.	1	19
Citizens Inc. - Class A (a) (b)	4	30
City Holdings Co.	1	74
Clifton Bancorp Inc.	1	12
CNB Financial Corp.	1	40
CoBiz Financial Inc.	4	78
Cohen & Steers Inc.	3	123
Columbia Banking System Inc.	5	195
Community Bank System Inc.	3	154
Community Bankers Trust Corp. (a)	1	13
Community Trust Bancorp Inc.	1	59
ConnectOne Bancorp Inc.	2	64
Cowen Inc. - Class A (a) (b)	1	16
Crawford & Co. - Class A	3	22
Crawford & Co. - Class B	3	23
Customers Bancorp Inc. (a)	2	72
CVB Financial Corp.	8	184
Diamond Hill Investment Group Inc.	—	46
Dime Community Bancshares Inc.	2	42
Donegal Group Inc. - Class A	4	57
Donnelley Financial Solutions Inc. (a)	2	37
Eagle Bancorp Inc. (a)	3	168
eHealth Inc. (a)	1	16
EMC Insurance Group Inc.	2	46
Employer Holdings Inc.	2	91
Encore Capital Group Inc. (a) (b)	1	57
Enova International Inc. (a)	2	53
Enstar Group Ltd. (a)	—	97
Enterprise Bancorp Inc.	2	65
Enterprise Financial Services Corp.	1	65
Equity Bancshares Inc. - Class A (a)	—	15
Evercore Inc. - Class A	3	220
Ezcorp Inc. - Class A (a)	4	54
Farmers Capital Bank Corp.	1	25
Farmers National Banc Corp.	3	37
FB Financial Corp. (a)	—	17
FBL Financial Group Inc. - Class A	1	91
FCB Financial Holdings Inc. - Class A (a)	2	121
Federal Agricultural Mortgage Corp. - Class C	1	55
Federated Investors Inc. - Class B	8	252
Federated National Holding Co.	1	10
Fidelity Southern Corp.	2	46
Financial Engines Inc.	3	111
Financial Institutions Inc.	1	41
First Bancorp Inc.	1	51
First Bancorp Inc. (a)	11	69
First Bancorp Inc.	2	50
First Busey Corp.	3	94
First Commonwealth Financial Corp.	5	73
First Community Bancshares Inc.	2	49
First Connecticut Bancorp Inc.	1	33
First Defiance Financial Corp.	1	35
First Financial Bancorp	4	126
First Financial Bankshares Inc.	4	204
First Financial Corp.	1	38
	Shares/Par[1]	Value ($)
First Financial Northwest Inc.	1	12
First Foundation Inc. (a)	3	46
First Hawaiian Inc.	2	53
First Internet Bancorp	—	10
First Interstate BancSystem Inc. - Class A	2	83
First Merchants Corp.	3	128
First Mid-Illinois Bancshares Inc.	1	48
First Midwest Bancorp Inc.	6	151
First of Long Island Corp.	1	40
FirstCash Inc.	3	264
Flagstar Bancorp Inc. (a)	3	118
Flushing Financial Corp.	2	49
Franklin Financial Network Inc. (a)	1	33
Fulton Financial Corp.	10	176
Gain Capital Holdings Inc. (b)	2	14
GAMCO Investors Inc. - Class A	1	31
Genworth Financial Inc. - Class A (a)	4	11
German American Bancorp Inc.	1	40
Glacier Bancorp Inc.	4	144
Global Indemnity Ltd. - Class A	1	24
Great Southern Bancorp Inc.	1	49
Great Western Bancorp Inc.	3	138
Green Bancorp Inc. (a)	3	57
Green Dot Corp. - Class A (a)	3	224
Greenhill & Co. Inc.	2	44
Greenlight Capital Re Ltd. - Class A (a)	2	39
Guaranty Bancorp	1	30
Hanmi Financial Corp.	2	69
HarborOne Bancorp Inc. (a)	1	12
HCI Group Inc.	1	29
Health Insurance Innovations Inc. - Class A (a)	1	25
Heartland Financial USA Inc.	2	89
Hennessy Advisors Inc.	1	14
Heritage Commerce Corp.	3	44
Heritage Financial Corp.	1	36
Heritage Insurance Holdings Inc. (b)	1	14
Hingham Institution for Savings	—	34
Home Bancorp Inc.	—	16
Home Bancshares Inc.	10	225
HomeStreet Inc. (a)	1	37
HomeTrust Bancshares Inc. (a)	2	57
Hope Bancorp Inc.	8	144
Horace Mann Educators Corp.	2	74
Horizon Bancorp	2	48
Houlihan Lokey Inc. - Class A	2	91
Howard Bancorp Inc. (a)	1	13
IberiaBank Corp.	1	59
Impac Mortgage Holdings Inc. (a) (b)	1	8
Independent Bank Corp.	1	100
Independent Bank Group Inc.	1	81
Infinity Property & Casualty Corp.	—	50
Interactive Brokers Group Inc.	6	395
International Bancshares Corp.	4	158
INTL FCStone Inc. (a)	1	42
Investment Technology Group Inc.	1	25
Investors Title Co.	—	50
James River Group Holdings Ltd.	1	47
Kearny Financial Corp.	5	60
Kemper Corp.	3	168
Kingstone Cos. Inc.	1	24
Ladenburg Thalmann Financial Services Inc.	28	93
Lakeland Bancorp Inc.	3	65
Lakeland Financial Corp.	2	78
LCNB Corp.	1	10
LegacyTexas Financial Group Inc.	3	150
Legg Mason Inc.	9	353
LendingClub Corp. (a)	20	69
LendingTree Inc. (a) (b)	1	248
Live Oak Bancshares Inc.	1	27
Macatawa Bank Corp.	5	49
Maiden Holdings Ltd.	5	31
MainSource Financial Group Inc.	1	42
Manning & Napier Inc. - Class A	3	9
Marlin Business Services Inc.	1	20
MB Financial Inc.	5	193

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
MBIA Inc. (a) (b)	6	51
MBT Financial Corp.	3	29
Mercantile Bank Corp.	1	38
Mercury General Corp.	3	146
Meridian Bancorp Inc.	3	64
Meta Financial Group Inc.	1	63
Midland States Bancorp Inc.	2	65
MidWestOne Financial Group Inc.	—	15
Moelis & Co. - Class A	2	94
Morningstar Inc.	1	121
National Bank Holdings Corp. - Class A	1	44
National Commerce Corp. (a)	1	27
National General Holdings Corp.	6	135
National Western Life Group Inc. - Class A	—	90
Nationstar Mortgage Holdings Inc. (a) (b)	8	147
Navient Corp.	13	173
Navigators Group Inc.	2	89
NBT Bancorp Inc.	2	81
Nelnet Inc. - Class A	3	146
Nicholas Financial Inc. (a)	2	17
Nicolet Bankshares Inc. (a)	—	27
NMI Holdings Inc. - Class A (a)	3	51
Northeast Bancorp	—	3
Northfield Bancorp Inc.	4	58
Northrim BanCorp Inc.	—	13
Northwest Bancshares Inc.	4	68
OceanFirst Financial Corp.	4	106
Ocwen Financial Corp. (a)	6	23
OFG Bancorp	3	27
Old Line Bancshares Inc.	1	34
Old National Bancorp	4	66
Old Second Bancorp Inc.	1	16
On Deck Capital Inc. (a)	6	35
OneMain Holdings Inc. (a)	—	13
Oppenheimer Holdings Inc. - Class A	1	17
Opus Bank	2	46
Oritani Financial Corp.	3	49
Pacific Mercantile Bancorp (a)	1	10
Pacific Premier Bancorp Inc. (a)	2	83
Park National Corp.	1	114
Peapack Gladstone Financial Corp.	1	41
PennyMac Financial Services Inc. - Class A (a)	3	60
Peoples Bancorp Inc.	1	51
People's Utah Bancorp	1	40
PHH Corp. (a)	2	21
PJT Partners Inc. - Class A	1	68
Popular Inc.	4	170
PRA Group Inc. (a) (b)	3	105
Preferred Bank	1	61
Primerica Inc.	3	314
ProAssurance Corp.	3	156
Provident Financial Holdings Inc.	2	38
Provident Financial Services Inc.	3	67
Pzena Investment Management Inc. - Class A	1	12
QCR Holdings Inc.	1	35
Regional Management Corp. (a)	1	23
Renasant Corp.	3	114
Republic Bancorp Inc. - Class A	1	54
Republic First Bancorp Inc. (a)	2	14
Riverview Bancorp Inc.	3	25
RLI Corp.	2	133
S&T Bancorp Inc.	2	86
Safeguard Scientifics Inc. (a)	1	17
Safety Insurance Group Inc.	1	60
Sandy Spring Bancorp Inc.	3	124
Seacoast Banking Corp. of Florida (a)	3	69
Selective Insurance Group Inc.	5	273
ServisFirst Bancshares Inc.	4	150
Sierra Bancorp	1	26
Silvercrest Asset Management Group Inc. - Class A	1	12
Simmons First National Corp. - Class A	5	135
South State Corp.	1	102
Southern First Bancshares Inc. (a)	—	13
Southern Missouri Bancorp Inc.	1	35
Southern National Bancorp of Virginia Inc.	3	41
	Shares/Par[1]	Value ($)
Southside Bancshares Inc.	1	50
State Auto Financial Corp.	4	109
State Bank Financial Corp.	3	81
Sterling Bancorp	6	131
Stewart Information Services Corp.	2	72
Stifel Financial Corp.	3	204
Stock Yards Bancorp Inc.	2	65
Summit Financial Group Inc.	1	20
TCF Financial Corp.	14	322
Third Point Reinsurance Ltd. (a)	8	107
Timberland Bancorp Inc.	1	21
Tompkins Financial Corp.	1	76
Towne Bank	3	90
Trico Bancshares	2	69
Tristate Capital Holdings Inc. (a)	2	39
Triumph Bancorp Inc. (a)	1	44
TrustCo Bank Corp.	8	70
Trustmark Corp.	4	123
UMB Financial Corp.	2	168
Union Bankshares Corp.	4	135
United Bankshares Inc.	6	221
United Community Banks Inc.	5	161
United Community Financial Corp.	4	39
United Financial Bancorp Inc.	4	57
United Fire Group Inc.	1	57
United Insurance Holdings Corp.	2	34
Universal Insurance Holdings Inc.	3	82
Univest Corp. of Pennsylvania	2	51
Valley National Bancorp	6	74
Veritex Holdings Inc. (a)	1	21
Virtus Investment Partners Inc.	—	38
Waddell & Reed Financial Inc. - Class A (b)	6	117
Walker & Dunlop Inc.	2	129
Washington Federal Inc.	5	171
Washington Trust Bancorp Inc.	1	76
Waterstone Financial Inc.	3	48
WesBanco Inc.	2	91
West Bancorp Inc.	3	67
Westamerica Bancorp (b)	2	101
Western New England Bancorp Inc.	4	46
Westwood Holdings Group Inc.	1	33
White Mountains Insurance Group Ltd.	—	67
WisdomTree Investments Inc.	2	18
WMIH Corp. (a) (b)	10	14
World Acceptance Corp. (a)	1	68
WSFS Financial Corp.	2	111
		23,868
Health Care 8.6%
Abaxis Inc.	1	103
Acadia HealthCare Co. Inc. (a) (b)	2	78
Accuray Inc. (a)	4	19
Achillion Pharmaceuticals Inc. (a)	4	16
Acorda Therapeutics Inc. (a)	3	71
Addus HomeCare Corp. (a)	1	58
Advaxis Inc. (a) (b)	2	3
Adverum Biotechnologies Inc. (a)	2	14
Agile Therapeutics Inc. (a)	3	9
Alder Biopharmaceuticals Inc. (a) (b)	2	30
Allscripts-Misys Healthcare Solutions Inc. (a)	13	165
Almost Family Inc. (a)	1	46
AMAG Pharmaceuticals Inc. (a) (b)	1	24
Amedisys Inc. (a)	1	71
American Renal Associates Holdings Inc. (a)	2	32
AMN Healthcare Services Inc. (a)	4	208
Amphastar Pharmaceuticals Inc. (a)	4	73
Analogic Corp.	1	61
AngioDynamics Inc. (a)	3	50
ANI Pharmaceuticals Inc. (a)	1	41
Anika Therapeutics Inc. (a)	1	60
Aratana Therapeutics Inc. (a)	2	10
Ardelyx Inc. (a)	4	19
Assembly Biosciences Inc. (a)	1	27
Atrion Corp.	—	52
BioScrip Inc. (a) (b)	6	14

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Biospecifics Technologies Corp. (a)	1	31
BioTelemetry Inc. (a)	1	33
Bovie Medical Corp. (a)	1	2
Brookdale Senior Living Inc. (a)	17	115
Calithera Biosciences Inc. (a)	3	21
Cambrex Corp. (a)	2	125
Cantel Medical Corp.	3	304
Capital Senior Living Corp. (a)	1	14
Celldex Therapeutics Inc. (a)	7	17
Chemed Corp.	1	286
Chimerix Inc. (a)	6	32
Civitas Solutions Inc. (a)	3	49
Community Health Systems Inc. (a) (b)	12	46
Computer Programs & Systems Inc. (b)	—	12
Concert Pharmaceuticals Inc. (a)	2	40
Conmed Corp.	1	88
Corcept Therapeutics Inc. (a) (b)	8	133
Corvel Corp. (a)	2	89
Corvus Pharmaceuticals Inc. (a)	1	15
Cotiviti Holdings Inc. (a)	7	235
Cross Country Healthcare Inc. (a)	2	17
CryoLife Inc. (a)	2	32
Cumberland Pharmaceuticals Inc. (a)	3	19
Cutera Inc. (a)	1	51
DepoMed Inc. (a)	6	38
Diplomat Pharmacy Inc. (a)	4	76
Eagle Pharmaceuticals Inc. (a) (b)	—	26
Emergent BioSolutions Inc. (a)	3	166
Enanta Pharmaceuticals Inc. (a)	1	104
Endo International Plc (a)	10	61
Ensign Group Inc.	4	98
Envision Healthcare Corp. (a)	1	28
Enzo Biochem Inc. (a)	4	19
Esperion Therapeutics Inc. (a)	1	99
Evolent Health Inc. - Class A (a) (b)	4	63
Five Prime Therapeutics Inc. (a)	3	57
Fonar Corp. (a)	1	17
Geron Corp. (a) (b)	10	43
Globus Medical Inc. - Class A (a)	6	297
Haemonetics Corp. (a)	3	253
Halozyme Therapeutics Inc. (a)	4	82
Halyard Health Inc. (a)	2	101
HealthEquity Inc. (a)	2	104
HealthStream Inc. (a)	1	35
Heska Corp. (a)	—	29
HMS Holdings Corp. (a)	4	70
Horizon Pharma Plc (a)	8	112
Immune Design Corp. (a)	2	7
Impax Laboratories Inc. (a)	4	74
Innoviva Inc. (a)	8	134
Inogen Inc. (a)	1	164
Inovalon Holdings Inc. - Class A (a) (b)	1	15
Inovio Pharmaceuticals Inc. (a) (b)	5	23
Integer Holdings Corp. (a)	1	84
Intra-Cellular Therapies Inc. (a)	4	86
Invacare Corp.	2	33
Iridex Corp. (a)	2	9
Karyopharm Therapeutics Inc. (a)	5	65
Kindred Healthcare Inc.	5	42
Lannett Co. Inc. (a) (b)	—	4
Lantheus Holdings Inc. (a)	2	39
LeMaitre Vascular Inc.	1	22
LHC Group Inc. (a)	1	90
Lifepoint Health Inc. (a)	—	11
Lipocine Inc. (a) (b)	1	2
LivaNova Plc (a)	3	243
Luminex Corp.	1	30
MacroGenics Inc. (a)	2	45
Magellan Health Services Inc. (a)	2	210
Mallinckrodt Plc (a) (b)	3	46
MannKind Corp. (a) (b)	9	21
MEI Pharma Inc. (a)	4	9
Meridian Bioscience Inc.	3	47
Merit Medical Systems Inc. (a)	2	110
Merrimack Pharmaceuticals Inc.	1	6
	Shares/Par[1]	Value ($)
Miragen Therapeutics Inc. (a)	1	8
Misonix Inc. (a)	1	9
Momenta Pharmaceuticals Inc. (a)	3	58
Myriad Genetics Inc. (a)	4	118
NantHealth Inc. (a) (b)	4	12
NantKwest Inc. (a) (b)	2	8
National Healthcare Corp.	1	41
National Research Corp. - Class A	3	100
National Research Corp. - Class B	1	40
Natus Medical Inc. (a)	2	53
NeoGenomics Inc. (a) (b)	4	37
NuVasive Inc. (a)	3	161
Omnicell Inc. (a)	1	55
Opko Health Inc. (a) (b)	33	105
OraSure Technologies Inc. (a)	4	73
Orthofix International NV (a)	2	88
Otonomy Inc. (a)	2	8
Owens & Minor Inc.	5	76
Patterson Cos. Inc.	3	62
PDL BioPharma Inc. (a)	11	32
Phibro Animal Health Corp. - Class A	1	29
Prestige Brands Holdings Inc. (a) (b)	4	121
Providence Services Corp. (a)	1	58
Quality Systems Inc. (a)	5	74
Quidel Corp. (a)	2	123
Quorum Health Corp. (a)	4	29
R1 RCM Inc. (a)	6	42
RadNet Inc. (a)	3	47
Recro Pharma Inc. (a)	1	14
Repligen Corp. (a)	2	77
Retrophin Inc. (a)	2	52
RTI Surgical Inc. (a)	6	30
Sangamo Therapeutics Inc. (a)	2	36
SeaSpine Holdings Corp. (a)	3	25
Select Medical Holdings Corp. (a)	11	188
Simulations Plus Inc.	1	14
Spectrum Pharmaceuticals Inc. (a)	6	91
Stemline Therapeutics Inc. (a)	1	18
Supernus Pharmaceuticals Inc. (a)	2	88
Surgery Partners Inc. (a) (b)	2	41
SurModics Inc. (a)	1	46
Syndax Pharmaceuticals Inc. (a)	1	14
Tenet Healthcare Corp. (a)	8	191
Tetraphase Pharmaceuticals Inc. (a)	7	23
Tivity Health Inc. (a)	2	63
Trevena Inc. (a)	6	10
Triple-S Management Corp. - Class B (a)	1	32
US Physical Therapy Inc.	1	69
Utah Medical Products Inc.	1	50
Varex Imaging Corp. (a)	3	111
Verastem Inc. (a)	7	21
Voyager Therapeutics Inc. (a) (b)	1	14
Xencor Inc. (a)	2	52
Zogenix Inc. (a) (b)	2	90
		9,936
Industrials 20.1%
AAON Inc.	3	123
AAR Corp.	2	68
ABM Industries Inc.	4	130
ACCO Brands Corp.	10	120
Actuant Corp. - Class A	3	65
Advanced Drainage Systems Inc.	4	98
Aegion Corp. (a)	2	54
Aerojet Rocketdyne Holdings Inc. (a)	6	156
Aerovironment Inc. (a)	3	122
Air Transport Services Group Inc. (a)	5	120
Aircastle Ltd.	2	45
Alamo Group Inc.	1	96
Albany International Corp. - Class A	3	166
Allegiant Travel Co.	1	220
Allied Motion Technologies Inc.	1	41
Altra Holdings Inc.	2	98
Ameresco Inc. - Class A (a)	1	12
American Railcar Industries Inc.	1	44

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
American Woodmark Corp. (a)	1	122
Apogee Enterprises Inc.	2	106
Applied Industrial Technologies Inc.	3	225
ARC Document Solutions Inc. (a)	3	7
ArcBest Corp.	2	66
Ardmore Shipping Corp. (a)	3	26
Argan Inc.	1	51
Armstrong Flooring Inc. (a)	1	18
Armstrong World Industries Inc. (a)	4	206
Astec Industries Inc.	1	56
Astronics Corp. (a)	1	50
Atkore International Group Inc. (a)	4	88
Atlas Air Worldwide Holdings Inc. (a)	2	128
Avis Budget Group Inc. (a) (b)	3	134
Axon Enterprise Inc. (a) (b)	2	68
AZZ Inc.	3	111
Babcock & Wilcox Enterprises Inc. (a) (b)	5	24
Barnes Group Inc.	4	239
Barrett Business Services Inc.	—	38
Beacon Roofing Supply Inc. (a)	5	263
Blue Bird Corp. (a) (b)	2	40
BlueLinx Holdings Inc. (a)	1	20
BMC Stock Holdings Inc. (a)	5	93
Brady Corp. - Class A	3	127
Briggs & Stratton Corp.	3	72
Brink's Co.	3	220
Builders FirstSource Inc. (a)	8	152
CAI International Inc. (a)	2	36
Casella Waste Systems Inc. - Class A (a)	4	86
CBIZ Inc. (a)	3	56
Ceco Environmental Corp.	2	9
Celadon Group Inc.	2	8
Chart Industries Inc. (a)	1	72
Cimpress NV (a) (b)	2	335
CIRCOR International Inc.	1	25
Civeo Corp. (a)	12	45
Clean Harbors Inc. (a)	4	206
Cogint Inc. (a)	3	8
Colfax Corp. (a)	1	34
Columbus Mckinnon Corp.	1	37
Comfort Systems USA Inc.	3	132
Commercial Vehicle Group Inc. (a)	2	18
Continental Building Products Inc. (a)	3	93
Costamare Inc.	11	68
Covanta Holding Corp.	4	65
Covenant Transportation Group Inc. - Class A (a)	1	41
CSW Industrials Inc. (a)	1	39
Cubic Corp.	1	72
Deluxe Corp.	4	269
DMC Global Inc.	1	20
Douglas Dynamics Inc.	2	87
Ducommun Inc. (a)	1	36
DXP Enterprises Inc. (a)	1	35
Dycom Industries Inc. (a)	2	231
Eagle Bulk Shipping Inc. (a)	2	11
Eastern Co.	1	17
Echo Global Logistics Inc. (a)	2	45
Encore Wire Corp.	1	53
EnerSys Inc.	3	204
Engility Holdings Inc. (a)	4	108
Ennis Inc.	3	58
EnPro Industries Inc.	1	84
ESCO Technologies Inc.	2	143
Essendant Inc.	2	13
Esterline Technologies Corp. (a)	3	202
Exponent Inc.	1	68
Federal Signal Corp.	6	121
Forrester Research Inc.	1	29
Forward Air Corp.	2	115
Franklin Covey Co. (a)	2	50
Franklin Electric Co. Inc.	4	156
FreightCar America Inc.	1	8
FTI Consulting Inc. (a)	2	86
Fuel Tech Inc. (a)	4	4
FuelCell Energy Inc. (a)	5	8
	Shares/Par[1]	Value ($)
GATX Corp.	—	27
Genco Shipping & Trading Ltd. (a)	2	32
Generac Holdings Inc. (a)	3	141
Gibraltar Industries Inc. (a)	1	42
Global Brass & Copper Holdings Inc.	1	45
GMS Inc. (a)	3	103
Golden Ocean Group Ltd.	1	11
Goldfield Corp. (a)	1	5
Gorman-Rupp Co.	2	61
GP Strategies Corp. (a)	1	26
Graham Corp.	1	15
Granite Construction Inc.	2	112
Great Lakes Dredge & Dock Corp. (a)	4	19
Greenbrier Cos. Inc. (b)	1	57
Griffon Corp.	4	73
H&E Equipment Services Inc.	2	90
Harsco Corp. (a)	6	131
Hawaiian Holdings Inc.	4	140
Healthcare Services Group Inc.	3	119
Heartland Express Inc.	6	115
Heidrick & Struggles International Inc.	1	45
Herc Holdings Inc. (a)	2	131
Heritage-Crystal Clean Inc. (a)	2	45
Herman Miller Inc.	4	143
Hertz Global Holdings Inc. (a)	2	45
Hill International Inc. (a)	5	28
Hillenbrand Inc.	4	200
HNI Corp.	3	108
HUB Group Inc. - Class A (a)	2	98
Hudson Global Inc. (a)	2	3
Hudson Technologies Inc. (a) (b)	2	11
Hurco Cos. Inc.	—	15
Huron Consulting Group Inc. (a)	1	46
Huttig Building Products Inc. (a) (b)	2	8
Hyster-Yale Materials Handling Inc. - Class A	1	68
ICF International Inc.	1	81
IES Holdings Inc. (a)	1	18
InnerWorkings Inc. (a)	5	45
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	3	174
Insteel Industries Inc.	1	29
Interface Inc.	5	125
Intersections Inc. (a) (b)	3	4
John Bean Technologies Corp.	2	248
Kadant Inc.	1	86
Kaman Corp.	2	124
KBR Inc.	12	186
Kelly Services Inc. - Class A	1	42
Kennametal Inc.	7	266
Keyw Holding Corp. (a) (b)	2	19
Kforce Inc.	2	44
Kimball International Inc. - Class B	3	47
Kirby Corp. (a)	2	183
KLX Inc. (a)	4	303
Knoll Inc.	4	86
Korn/Ferry International	3	153
Kratos Defense & Security Solutions Inc. (a) (b)	5	54
Lawson Products Inc. (a)	1	30
Layne Christensen Co. (a) (b)	1	22
LB Foster Co. (a)	—	11
Lindsay Corp.	1	67
LSC Communications Inc.	3	49
Lydall Inc. (a)	1	63
Macquarie Infrastructure Co. LLC	2	74
Manitex International Inc. (a)	1	11
Manitowoc Co. Inc. (a)	2	47
Marten Transport Ltd.	5	113
Masonite International Corp. (a)	2	123
MasTec Inc. (a)	3	137
Matson Inc.	4	102
Matthews International Corp. - Class A	3	134
McGrath RentCorp	2	122
Mercury Systems Inc. (a)	2	118
Meritor Inc. (a)	7	151
Milacron Holdings Corp. (a)	7	132

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Miller Industries Inc.	1	14
Mistras Group Inc. (a)	2	36
Mobile Mini Inc.	3	149
Moog Inc. - Class A (a)	2	197
MRC Global Inc. (a)	3	56
MSA Safety Inc.	3	239
Mueller Industries Inc.	4	113
Mueller Water Products Inc. - Class A	12	129
Multi-Color Corp.	1	97
MYR Group Inc. (a)	1	45
National Presto Industries Inc. (b)	1	56
Navigant Consulting Inc. (a)	3	59
Navistar International Corp. (a)	4	152
NCI Building Systems Inc. (a)	6	102
Nexeo Solutions Inc. (a)	7	78
NL Industries Inc. (a)	3	27
NN Inc.	1	29
Northwest Pipe Co. (a)	1	11
NOW Inc. (a) (b)	5	48
NV5 Holdings Inc. (a)	1	45
Omega Flex Inc.	1	37
On Assignment Inc. (a)	4	320
PAM Transportation Services Inc. (a)	1	19
Park-Ohio Holdings Corp.	1	38
Patrick Industries Inc. (a)	2	114
Patriot Transportation Holding Inc. (a)	—	6
Pendrell Corp. - Class A	—	5
Performant Financial Corp. (a)	3	9
PGT Innovations Inc. (a)	4	80
Pitney Bowes Inc.	6	70
Ply Gem Holdings Inc. (a)	5	110
Powell Industries Inc.	—	9
Preformed Line Products Co.	1	34
Primoris Services Corp.	5	119
Proto Labs Inc. (a)	2	235
Quad/Graphics Inc. - Class A	3	76
Quanex Building Products Corp.	2	38
Radiant Logistics Inc. (a)	4	15
Raven Industries Inc.	2	74
RBC Bearings Inc. (a)	2	226
Red Violet Inc. (a)	—	3
Regal-Beloit Corp.	4	264
Resources Connection Inc.	2	36
Rexnord Corp. (a)	8	228
Roadrunner Transportation Systems Inc. (a)	1	2
RPX Corp.	4	45
Rush Enterprises Inc. - Class A (a)	3	124
Saia Inc. (a)	2	177
Scorpio Bulkers Inc.	5	32
Simpson Manufacturing Co. Inc.	4	224
SiteOne Landscape Supply Inc. (a)	3	212
SkyWest Inc.	2	118
SP Plus Corp. (a)	2	65
Spartan Motors Inc.	2	30
Sparton Corp. (a)	2	32
Spirit Airlines Inc. (a)	5	181
SPX Corp. (a)	1	47
SPX Flow Technology USA Inc. (a)	2	88
Standex International Corp.	1	83
Steelcase Inc. - Class A	6	81
Sterling Construction Co. Inc. (a)	1	14
Sun Hydraulics Corp.	2	115
Team Inc. (a) (b)	2	21
Tennant Co.	1	71
Tetra Tech Inc.	4	192
Textainer Group Holdings Ltd. (a)	—	8
Thermon Group Holdings Inc. (a)	1	17
Titan International Inc.	4	51
Titan Machinery Inc. (a)	1	29
TPI Composites Inc. (a)	2	35
Trex Co. Inc. (a)	2	202
TriMas Corp. (a)	2	64
TriNet Group Inc. (a)	2	106
Triton International Ltd. - Class A	6	189
Triumph Group Inc.	4	109
	Shares/Par[1]	Value ($)
TrueBlue Inc. (a)	3	83
Tutor Perini Corp. (a)	2	46
Twin Disc Inc. (a)	1	16
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	125
Universal Forest Products Inc.	5	164
Universal Logistics Holdings Inc.	3	66
US Ecology Inc.	2	90
USA Truck Inc. (a)	1	30
Valmont Industries Inc.	2	245
Vectrus Inc. (a)	1	37
Veritiv Corp. (a)	1	27
Viad Corp.	2	81
Vicor Corp. (a)	1	34
VSE Corp.	1	50
Wabash National Corp.	5	104
WageWorks Inc. (a)	1	63
Watts Water Technologies Inc. - Class A	2	178
Welbilt Inc. (a)	5	100
Werner Enterprises Inc.	6	217
Wesco Aircraft Holdings Inc. (a)	7	72
WESCO International Inc. (a)	3	215
Willdan Group Inc. (a)	1	16
		23,127
Information Technology 13.2%
ACI Worldwide Inc. (a)	9	210
Acxiom Corp. (a)	4	89
ADTRAN Inc.	3	47
Advanced Energy Industries Inc. (a)	3	193
Agilysys Inc. (a)	3	38
Alpha & Omega Semiconductor Ltd. (a)	3	40
Ambarella Inc. (a) (b)	1	56
American Software Inc. - Class A	3	33
Amkor Technology Inc. (a)	18	184
Amtech Systems Inc. (a)	2	12
Anixter International Inc. (a)	3	203
Appfolio Inc. - Class A (a)	—	11
Applied Optoelectronics Inc. (a) (b)	2	38
Avid Technology Inc. (a)	3	12
AVX Corp.	7	118
Aware Inc. (a)	5	20
Axcelis Technologies Inc. (a)	1	26
AXT Inc. (a)	2	11
Badger Meter Inc.	1	55
Bel Fuse Inc. - Class B	1	26
Belden Inc.	3	216
Benchmark Electronics Inc.	2	61
Blackhawk Network Holdings Inc. (a)	5	208
Blucora Inc. (a)	4	104
Bottomline Technologies Inc. (a)	1	45
BroadVision Inc. (a)	2	5
Brooks Automation Inc.	4	100
Cabot Microelectronics Corp.	2	223
CACI International Inc. - Class A (a)	2	299
CalAmp Corp. (a)	2	46
Calix Inc. (a)	6	40
Carbonite Inc. (a)	2	65
Cardtronics Plc - Class A (a)	3	70
Cars.com Inc. (a) (b)	2	43
Cass Information Systems Inc.	1	47
CCUR Holdings Inc.	1	7
CEVA Inc. (a)	1	35
Ciena Corp. (a)	9	222
Cirrus Logic Inc. (a)	5	192
Clearfield Inc. (a)	1	14
Cohu Inc.	2	37
CommerceHub Inc. - Class A (a)	1	24
Computer Task Group Inc. (a)	4	33
Comtech Telecommunications Corp.	1	36
Conduent Inc. (a)	12	221
Control4 Corp. (a)	1	31
Convergys Corp.	6	146
CoreLogic Inc. (a)	1	43
Cray Inc. (a)	2	42

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Cree Inc. (a)	7	272
CSG Systems International Inc.	3	124
CTS Corp.	3	74
Cyberoptics Corp. (a) (b)	1	15
Daktronics Inc.	2	21
Datawatch Corp. (a)	2	18
Diebold Nixdorf Inc. (b)	1	19
Digi International Inc. (a)	1	15
Diodes Inc. (a)	4	110
DSP Group Inc. (a)	1	11
DST Systems Inc.	4	343
Eastman Kodak Co. (a) (b)	2	13
Ebix Inc. (b)	2	154
Electro Scientific Industries Inc. (a)	3	55
Electronics for Imaging Inc. (a)	1	22
Ellie Mae Inc. (a)	1	107
Endurance International Group Holdings Inc. (a)	7	53
ePlus Inc. (a)	1	102
EVERTEC Inc.	3	45
Evolving Systems Inc. (a)	1	6
ExlService Holdings Inc. (a)	3	155
Extreme Networks (a)	4	44
Fabrinet (a)	3	79
FARO Technologies Inc. (a)	1	61
Finisar Corp. (a) (b)	7	105
FitBit Inc. - Class A (a) (b)	4	20
FormFactor Inc. (a)	4	51
Globant SA (a)	—	12
Glu Mobile Inc. (a)	9	32
GSI Technology Inc. (a)	3	26
GTT Communications Inc. (a) (b)	4	206
Hackett Group Inc.	2	34
Harmonic Inc. (a)	6	22
Ichor Holdings Ltd. (a)	—	10
ID Systems Inc. (a)	2	10
II-VI Inc. (a)	5	213
Infinera Corp. (a)	6	67
Innodata Inc. (a)	6	6
Inphi Corp. (a) (b)	1	34
Insight Enterprises Inc. (a)	3	97
Integrated Device Technology Inc. (a)	5	146
InterDigital Inc.	2	173
Internap Corp. (a)	2	17
Itron Inc. (a)	3	208
j2 Global Inc.	4	286
Kemet Corp. (a)	4	67
Key Tronic Corp. (a)	3	18
Kimball Electronics Inc. (a)	2	35
Knowles Corp. (a)	4	46
Kopin Corp. (a) (b)	9	28
Kulicke & Soffa Industries Inc. (a)	3	75
Lattice Semiconductor Corp. (a)	6	31
Leaf Group Ltd. (a)	4	29
LightPath Technologies Inc. - Class A (a) (b)	4	9
Limelight Networks Inc. (a)	15	60
Liquidity Services Inc. (a)	1	4
Littelfuse Inc.	—	69
Lumentum Holdings Inc. (a) (b)	2	146
Luxoft Holding Inc. - Class A (a)	1	55
M/A-COM Technology Solutions Holdings Inc. (a) (b)	—	7
Magnachip Semiconductor Corp. (a) (b)	2	20
Manhattan Associates Inc. (a)	5	200
Mantech International Corp. - Class A	1	63
MaxLinear Inc. - Class A (a)	3	68
Meet Group Inc. (a)	4	7
Mesa Laboratories Inc. (b)	—	24
Methode Electronics Inc.	3	103
MicroStrategy Inc. - Class A (a)	1	84
MoneyGram International Inc. (a)	7	57
Monotype Imaging Holdings Inc.	3	65
MTS Systems Corp.	1	56
Nanometrics Inc. (a)	2	47
NeoPhotonics Corp. (a) (b)	2	14
NetGear Inc. (a)	2	126
NetScout Systems Inc. (a)	5	136
	Shares/Par[1]	Value ($)
Network-1 Technologies Inc.	3	7
NIC Inc.	3	36
Novanta Inc. (a)	3	142
NVE Corp.	—	23
Oclaro Inc. (a)	10	93
OSI Systems Inc. (a)	1	87
PAR Technology Corp. (a)	—	6
Park Electrochemical Corp.	1	13
Paylocity Holding Corp. (a)	4	183
PC Connection Inc.	2	44
PCM Inc. (a)	2	17
PDF Solutions Inc. (a) (b)	2	29
Perficient Inc. (a)	2	51
PFSweb Inc. (a)	2	20
Photronics Inc. (a)	3	26
Pixelworks Inc. (a)	3	10
Plantronics Inc.	3	171
Plexus Corp. (a)	1	88
Power Integrations Inc.	2	112
PRGX Global Inc. (a)	5	48
Progress Software Corp.	4	159
QAD Inc. - Class A	1	43
Qualys Inc. (a)	2	138
QuinStreet Inc. (a)	2	31
Qumu Corp. (a)	3	5
Rambus Inc. (a)	6	74
RealPage Inc. (a)	3	161
Ribbon Communications Inc. (a)	2	12
Rogers Corp. (a)	2	180
Rosetta Stone Inc. (a)	2	23
Rudolph Technologies Inc. (a)	3	72
Sanmina Corp. (a)	6	145
Sapiens International Corp. NV (b)	1	8
ScanSource Inc. (a)	1	35
Science Applications International Corp.	2	175
Semtech Corp. (a)	5	194
ServiceSource International Inc. (a)	4	17
Shutterstock Inc. (a)	2	102
Silicon Laboratories Inc. (a)	1	129
SMTC Corp. (a)	1	3
SolarEdge Technologies Inc. (a)	2	107
Stamps.com Inc. (a) (b)	1	118
StarTek Inc. (a)	2	16
Stratasys Ltd. (a) (b)	3	50
Super Micro Computer Inc. (a) (b)	2	34
Sykes Enterprises Inc. (a)	3	96
Synaptics Inc. (a)	3	124
Synchronoss Technologies Inc. (a)	2	18
Syntel Inc. (a)	6	154
Systemax Inc.	3	93
Tech Data Corp. (a)	3	275
TechTarget Inc. (a)	2	34
Telaria Inc. (a)	7	28
TeleNav Inc. (a)	1	7
Transact Technologies Inc.	—	3
Travelport Worldwide Ltd.	10	169
TTEC Holdings Inc.	4	120
TTM Technologies Inc. (a)	9	144
Tucows Inc. (a) (b)	1	32
Ultra Clean Holdings Inc. (a)	3	58
Unisys Corp. (a) (b)	3	29
VASCO Data Security International Inc. (a)	3	35
Veeco Instruments Inc. (a)	2	33
VeriFone Systems Inc. (a)	3	52
Verint Systems Inc. (a)	4	151
ViaSat Inc. (a) (b)	2	115
Viavi Solutions Inc. (a)	5	44
Virtusa Corp. (a)	1	56
Vishay Intertechnology Inc. (b)	9	174
Vishay Precision Group Inc. (a)	1	21
Wayside Technology Group Inc.	—	5
Web.com Group Inc. (a)	4	77
Xcerra Corp. (a)	6	75
XO Group Inc. (a)	1	27
Xperi Corp.	2	39

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Zedge Inc. - Class B (a)	1	4
Zix Corp. (a)	4	16
Zynga Inc. - Class A (a)	38	140
		15,204
Materials 5.8%
A. Schulman Inc.	2	86
AdvanSix Inc. (a)	2	80
AgroFresh Solutions Inc. (a)	4	33
AK Steel Holding Corp. (a) (b)	10	44
Allegheny Technologies Inc. (a) (b)	1	20
American Vanguard Corp.	2	42
Balchem Corp.	2	174
Boise Cascade Co.	3	102
Cabot Corp.	4	234
Carpenter Technology Corp.	2	91
Century Aluminum Co. (a)	4	70
Chase Corp.	1	106
Clearwater Paper Corp. (a)	1	44
Cleveland-Cliffs Inc. (a) (b)	9	65
Coeur d'Alene Mines Corp. (a)	13	100
Commercial Metals Co.	1	27
Compass Minerals International Inc. (b)	3	168
Core Molding Technologies Inc.	—	4
Domtar Corp.	3	148
Ferro Corp. (a)	3	67
Ferroglobe Plc (a)	7	79
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	9	—
Flotek Industries Inc. (a)	3	16
FutureFuel Corp.	3	36
GCP Applied Technologies Inc. (a)	5	156
Gold Resource Corp.	6	25
Greif Inc. - Class A	2	111
Greif Inc. - Class B	—	24
Hawkins Inc.	1	30
Haynes International Inc.	—	16
HB Fuller Co.	4	207
Hecla Mining Co.	23	84
Ingevity Corp. (a)	2	170
Innophos Holdings Inc.	1	54
Innospec Inc.	2	116
Intrepid Potash Inc. (a)	6	20
Kaiser Aluminum Corp.	2	227
KapStone Paper and Packaging Corp.	8	273
KMG Chemicals Inc.	1	58
Koppers Holdings Inc. (a)	1	56
Kraton Corp. (a)	2	103
Kronos Worldwide Inc.	5	118
Materion Corp.	1	53
McEwen Mining Inc. (b)	4	8
Mercer International Inc.	5	56
Minerals Technologies Inc.	3	193
Myers Industries Inc.	2	43
Neenah Inc.	1	95
Northern Technologies International Corp.	1	18
Omnova Solutions Inc. (a)	4	41
Owens-Illinois Inc. (a)	6	122
P.H. Glatfelter Co.	3	59
Platform Specialty Products Corp. (a)	23	223
PolyOne Corp.	3	114
Quaker Chemical Corp.	1	130
Rayonier Advanced Materials Inc.	3	57
Resolute Forest Products Inc. (a)	4	33
Ryerson Holding Corp. (a)	3	21
Schnitzer Steel Industries Inc. - Class A	2	62
Schweitzer-Mauduit International Inc.	2	93
Sensient Technologies Corp.	3	202
Silgan Holdings Inc.	4	120
Stepan Co.	2	130
Summit Materials Inc. - Class A (a)	9	268
SunCoke Energy Inc. (a)	5	51
Synalloy Corp.	2	24
TimkenSteel Corp. (a)	3	41
Trecora Resources (a)	1	15
Tredegar Corp.	3	51
	Shares/Par[1]	Value ($)
Trinseo SA	3	212
Tronox Ltd. - Class A	3	62
UFP Technologies Inc. (a)	1	18
United States Lime & Minerals Inc.	1	37
US Concrete Inc. (a) (b)	1	67
Verso Corp. - Class A (a)	3	52
Worthington Industries Inc.	5	200
		6,655
Real Estate 0.9%
Altisource Portfolio Solutions SA (a)	1	26
Consolidated-Tomoka Land Co.	—	31
Drive Shack Inc. (a)	2	9
Forestar Group Inc. (a) (b)	1	12
FRP Holdings Inc. (a)	1	53
Griffin Industrial Realty Inc.	1	33
HFF Inc. - Class A	3	150
Kennedy-Wilson Holdings Inc.	6	96
Marcus & Millichap Inc. (a)	3	110
Maui Land & Pineapple Co. Inc. (a)	1	12
PotlatchDeltic Corp.	1	33
Rafael Holdings Inc. - Class B (a)	1	4
RE/MAX Holdings Inc. - Class A	1	70
Realogy Holdings Corp. (b)	7	196
RMR Group Inc. - Class A	1	66
St. Joe Co. (a)	3	52
Tejon Ranch Co. (a)	2	46
		999
Telecommunication Services 1.0%
Alaska Communications Systems Group Inc. (a)	2	4
ATN International Inc.	1	68
Boingo Wireless Inc. (a)	3	73
Cincinnati Bell Inc. (a)	2	23
Cogent Communications Group Inc.	2	82
Consolidated Communications Holdings Inc. (b)	6	61
Frontier Communications Corp. (b)	1	10
Hawaiian Telcom Holdco Inc. (a)	2	41
IDT Corp. - Class B	2	9
Iridium Communications Inc. (a) (b)	9	98
ORBCOMM Inc. (a)	4	38
pdvWireless Inc. (a) (b)	1	16
Shenandoah Telecommunications Co.	3	107
Spok Holdings Inc.	1	15
Telephone & Data Systems Inc.	6	178
US Cellular Corp. (a)	2	70
Vonage Holdings Corp. (a)	16	172
Windstream Holdings Inc. (b)	15	21
		1,086
Utilities 3.3%
Allete Inc.	2	131
American States Water Co.	3	158
Artesian Resources Corp. - Class A	1	40
Atlantica Yield Plc	6	110
Black Hills Corp.	3	168
California Water Service Group	4	144
Chesapeake Utilities Corp.	2	116
Connecticut Water Services Inc.	1	51
Dynegy Inc. (a)	7	94
El Paso Electric Co.	3	157
Genie Energy Ltd. - Class B	2	10
Hawaiian Electric Industries Inc.	8	284
MGE Energy Inc.	2	123
Middlesex Water Co.	1	38
New Jersey Resources Corp.	6	240
Northwest Natural Gas Co.	2	122
NorthWestern Corp.	4	198
NRG Yield Inc. - Class A	1	21
NRG Yield Inc. - Class C	2	37
ONE Gas Inc.	1	95
Ormat Technologies Inc.	4	231
Otter Tail Corp.	3	117
Pattern Energy Group Inc. - Class A (b)	5	84
PNM Resources Inc.	6	231
Portland General Electric Co.	3	106
RGC Resources Inc.	—	12

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
SJW Corp.	2	112
South Jersey Industries Inc.	5	154
Southwest Gas Corp.	1	88
Spark Energy Inc. - Class A (b)	1	10
Spire Inc.	4	265
Unitil Corp.	1	46
York Water Co.	1	35
		3,828
Total Common Stocks (cost $100,075)		114,828
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
GCI Liberty Inc. - Series A, 5.00%, (callable at 25 beginning 03/10/39) (f)	1	25
Total Preferred Stocks (cost $5)		25
RIGHTS 0.0%
Babcock & Wilcox Enterprises Inc. (a) (c) (g)	5	11
First Eagle Holdings Inc. (a) (c) (e)	3	1
Total Rights (cost $1)		12
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (h) (i)	390	390
	Shares/Par[1]	Value ($)
Securities Lending Collateral 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (i)	4,782	4,782
Total Short Term Investments (cost $5,172)		5,172
Total Investments 104.3% (cost $105,253)		120,037
Other Assets and Liabilities, Net (4.3)%		(4,974)
Total Net Assets 100.0%		115,063

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ambac Financial Group Inc.	12/30/13	182	99	0.1
Ferroglobe Rep and Warranty Insurance Trust	11/21/16	—	—	—
		182	99	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 47.4%
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 3.68%, 08/25/35 (a)	7,298	7,321
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b) (c)	8,750	8,890
ALM XIX LLC
Series 2016-A2-19A, 3.92%, (3M US LIBOR + 2.20%), 07/15/28 (a) (c)	2,500	2,518
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	4,454	4,362
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,955	2,974
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,930	2,620
Annisa CLO Ltd.
Series 2016-B-2A, 3.84%, (3M US LIBOR + 2.10%), 07/20/28 (a) (c)	5,000	5,012
Apidos CLO XV
Series 2015-A1R-20A, 3.05%, (3M US LIBOR + 1.33%), 01/16/27 (a) (c)	1,000	1,000
Apidos CLO XVI
Series 2013-A1R-16A, 2.72%, (3M US LIBOR + 0.98%), 01/19/25 (a) (c)	2,000	2,000
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24 (c)	6,462	6,372
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 4.83%, (1M US LIBOR + 3.05%), 12/15/19 (a) (c)	2,785	2,755
Babson CLO Ltd.
Series 2014-AR-3A, 3.04%, (3M US LIBOR + 1.32%), 01/15/26 (a) (c)	5,000	5,001
Series 2014-D1-3A, 5.22%, (3M US LIBOR + 3.50%), 01/15/26 (a) (c)	1,000	1,000
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	11,826	11,724
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	7,199	6,785
Banc of America Funding Trust
Series 2005-2A1-5, REMIC, 5.50%, 09/25/35	3,213	3,282
Banc of America Re-Remic Trust
Series 2014-E-IP, REMIC, 2.72%, 06/15/18 (a) (c)	2,000	1,992
Bayview Opportunity Master Fund IIIB Trust
Series 2017-RN3-A1, 3.23%, 05/28/19 (b) (c)	2,809	2,810
BBCMS Trust
Series 2015-D-STP, REMIC, 4.29%, 09/10/20 (a) (c)	2,300	2,287
Series 2017-C-DELC, REMIC, 2.98%, (1M US LIBOR + 1.20%), 08/15/19 (a) (c)	722	720
Series 2017-D-DELC, REMIC, 3.48%, (1M US LIBOR + 1.70%), 08/15/19 (a) (c)	823	819
Series 2017-E-DELC, REMIC, 4.28%, (1M US LIBOR + 2.50%), 08/15/19 (a) (c)	1,725	1,720
Series 2017-F-DELC, REMIC, 5.28%, (1M US LIBOR + 3.50%), 08/15/19 (a) (c)	1,653	1,661
Series 2014-E-BXO, REMIC, 4.34%, (1M US LIBOR + 2.56%), 08/15/27 (a) (c)	3,171	3,178
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	2,189	2,430
BlueMountain CLO Ltd.
Series 2015-A1-3A, 3.22%, (3M US LIBOR + 1.48%), 10/20/27 (a) (c)	5,000	5,002
BX Trust
Series 2017-D-SLCT, 3.83%, (1M US LIBOR + 2.05%), 07/15/19 (a) (c)	1,108	1,106
Series 2017-E-SLCT, 4.93%, (1M US LIBOR + 3.15%), 07/15/19 (a) (c)	1,822	1,823
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 3.29%, (3M US LIBOR + 1.55%), 01/20/28 (a) (c)	5,000	5,035
Series 2015-A2A-5A, 3.99%, (3M US LIBOR + 2.25%), 01/20/28 (a) (c)	2,000	2,015
Series 2015-B2-5A, 4.99%, (3M US LIBOR + 3.25%), 01/20/28 (a) (c)	1,000	1,011
CFCRE Commercial Mortgage Trust
Series 2016-C-C4, REMIC, 4.88%, 04/10/26 (a)	2,839	2,881
Interest Only, Series 2016-XA-C4, REMIC, 1.75%, 05/10/58 (a)	11,885	1,223
	Shares/Par[1]	Value ($)
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	11,299	9,333
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	4,151	3,525
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	4,055	3,275
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 4.78%, (1M US LIBOR + 3.00%), 11/15/19 (a) (c)	1,806	1,807
Series 2017-F-CSMO, REMIC, 5.52%, (1M US LIBOR + 3.74%), 11/15/19 (a) (c)	963	964
CIM Trust
Series 2017-B2-3RR, 14.33%, 01/27/57 (a) (c)	34,540	37,169
Series 2017-A1-6, 3.02%, 06/25/57 (a) (c)	13,669	13,342
Series 2016-B2-1RR, REMIC, 8.33%, 07/26/55 (a) (c)	25,000	24,383
Series 2016-B2-3RR, REMIC, 8.33%, 02/27/56 (a) (c)	25,000	23,886
Series 2016-B2-2RR, REMIC, 8.64%, 02/27/56 (a) (c)	25,000	24,028
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.23%, 05/10/47 (a)	34,665	1,984
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/10/49 (a)	21,759	1,657
Interest Only, Series 2016-XA-P3, REMIC, 1.71%, 04/15/49 (a)	18,335	1,771
Citigroup Mortgage Loan Trust Inc.
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (c)	3,068	3,064
CitiMortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,534	2,463
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	2,260	2,204
CLNS Trust
Series 2017-D-IKPR, 3.79%, (1M US LIBOR + 2.05%), 06/11/22 (a) (c)	1,973	1,970
Series 2017-E-IKPR, 5.24%, (1M US LIBOR + 3.50%), 06/11/22 (a) (c)	1,973	1,975
Series 2017-F-IKPR, 6.24%, (1M US LIBOR + 4.50%), 06/11/22 (a) (c)	1,973	1,977
Coinstar Funding LLC
Series 2017-A2-1A, 5.22%, 04/25/23 (c)	4,069	4,175
Cold Storage Trust
Series 2017-A-ICE3, 2.78%, (1M US LIBOR + 1.00%), 04/15/24 (a) (c)	1,790	1,792
Series 2017-C-ICE3, 3.13%, (1M US LIBOR + 1.35%), 04/15/24 (a) (c)	2,183	2,182
COMM Mortgage Trust
Interest Only, Series 2016-XA-DC2, REMIC, 1.06%, 10/10/25 (a)	19,826	1,214
Series 2016-C-CR28, REMIC, 4.65%, 12/10/25 (a)	2,274	2,250
Series 2016-C-DC2, REMIC, 4.64%, 02/10/26 (a)	1,340	1,278
Interest Only, Series 2014-XA-CR17, REMIC, 1.12%, 05/10/47 (a)	37,230	1,632
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/10/48 (a)	30,350	1,709
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.28%, 10/10/46 (a)	37,323	1,791
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.72%, 08/10/24 (a)	1,500	1,521
Interest Only, Series 2015-XA-DC1, REMIC, 1.14%, 02/10/48 (a)	29,111	1,474
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (c)	6,036	5,925
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.85%, 02/10/22 (a) (c)	2,000	1,984
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	5,466	3,334
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	8,719	7,467
Credit Suisse Mortgage Capital Certificates
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	5,807	4,820
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.94%, 01/17/25 (a)	20,693	953

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (a)	1,911	1,891
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.50%, 05/25/19 (b) (c)	7,651	7,539
Series 2014-1A1-WIN1, REMIC, 3.00%, 03/25/29 (a) (c)	7,153	6,890
Series 2011-6A9-5R, REMIC, 3.48%, 11/27/37 (a) (c)	13,525	13,616
Series 2015-A1-PR2, REMIC, 4.25%, 07/26/55 (b) (c)	11,720	11,561
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (c)	4,503	4,544
Series 2015-A9-1, REMIC, 3.50%, 06/25/36 (a) (c)	13,160	13,053
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.49%, 05/10/49 (a)	24,462	2,155
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.17%, (1M US LIBOR + 0.30%), 09/25/47 (a)	23,991	21,521
Dryden XXXIV Senior Loan Fund
Series 2014-DR-34A, 5.12%, (3M US LIBOR + 3.40%), 10/15/26 (a) (c)	1,000	1,000
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	5,088	3,957
First Horizon Asset Securities Inc.
Series 2007-A1-5, REMIC, 6.25%, 11/25/37	6,117	4,925
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c)	7,358	7,362
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	6,149	6,080
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.27%, 10/10/49 (a)	32,469	2,519
Interest Only, Series 2015-XA-GC34, REMIC, 1.35%, 10/10/25 (a)	24,584	1,832
Interest Only, Series 2014-XA-GC20, REMIC, 1.00%, 04/10/47 (a)	19,062	882
Interest Only, Series 2014-XA-GC24, REMIC, 0.83%, 09/10/47 (a)	47,932	1,806
Interest Only, Series 2015-XA-GS1, REMIC, 0.82%, 11/10/48 (a)	34,438	1,690
Interest Only, Series 2017-C-2, REMIC, 1.14%, 08/10/50 (a)	34,304	2,779
Halcyon Loan Advisors Funding Ltd.
Series 2012-B-1A, 4.84%, (3M US LIBOR + 3.00%), 08/15/23 (a) (c)	500	501
Series 2012-C-2A, 5.05%, (3M US LIBOR + 2.85%), 12/20/24 (a) (c)	1,430	1,433
Series 2013-C-2A, 4.47%, (3M US LIBOR + 2.70%), 08/01/25 (a) (c)	250	249
Series 2013-D-2A, 5.57%, (3M US LIBOR + 3.80%), 08/01/25 (a) (c)	1,000	992
Series 2014-A1R-1A, 2.86%, (3M US LIBOR + 1.13%), 04/18/26 (a) (c)	1,000	1,000
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (c)	8,177	8,725
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.92%, (3M US LIBOR + 1.18%), 07/19/26 (a) (c)	2,500	2,500
Hildene CLO IV Ltd.
Series 2015-A1A-4A, 3.24%, (3M US LIBOR + 1.50%), 07/23/27 (a) (c)	2,000	2,002
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.66%, 09/25/36 (a)	5,840	5,636
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 2.41%, (3M US LIBOR + 0.69%), 07/15/26 (a) (c)	500	500
Jamestown CLO VI Ltd.
Series 2015-A1AR-6A, 3.03%, (3M US LIBOR + 1.15%), 02/20/27 (a) (c)	1,000	1,000
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.66%, 07/15/24 (a)	2,000	1,983
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (a)	2,370	2,356
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (a)	2,224	2,251
	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C2, REMIC, 1.70%, 06/15/49 (a)	25,354	2,229
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.93%, (1M US LIBOR + 2.15%), 10/15/22 (a) (c)	1,914	1,909
Series 2016-C-ASH, 4.53%, (1M US LIBOR + 2.75%), 10/15/22 (a) (c)	1,080	1,077
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	1,214	1,216
Series 2016-E-WIKI, REMIC, 4.01%, 10/05/21 (a) (c)	3,075	2,974
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-C-MAUI, REMIC, 2.97%, (1M US LIBOR + 1.25%), 07/15/19 (a) (c)	753	754
Series 2017-D-MAUI, REMIC, 3.67%, (1M US LIBOR + 1.95%), 07/15/19 (a) (c)	706	707
Series 2017-E-MAUI, REMIC, 4.67%, (1M US LIBOR + 2.95%), 07/15/19 (a) (c)	625	626
Series 2017-F-MAUI, REMIC, 5.47%, (1M US LIBOR + 3.75%), 07/15/19 (a) (c)	880	882
Series 2017-B-FL10, REMIC, 2.78%, (1M US LIBOR + 1.00%), 06/15/22 (a) (c)	699	698
Series 2017-C-FL10, REMIC, 3.03%, (1M US LIBOR + 1.25%), 06/15/22 (a) (c)	528	527
Series 2017-D-FL10, REMIC, 3.68%, (1M US LIBOR + 1.90%), 06/15/22 (a) (c)	1,709	1,698
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	591	591
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 3.54%, 03/26/37 (a) (c)	4,505	4,469
KVK CLO Ltd.
Series 2015-AR-1A, 2.69%, (3M US LIBOR + 1.25%), 05/20/27 (a) (c)	5,000	5,023
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (c)	18,542	18,833
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (c)	2,600	2,633
LCM XIV LP
Series D-14A, 5.22%, (3M US LIBOR + 3.50%), 07/15/25 (a) (c)	500	500
LCM XVI LP
Series AR-16A, 2.75%, (3M US LIBOR + 1.03%), 07/15/26 (a) (c)	1,500	1,500
Series DR-16A, 4.72%, (3M US LIBOR + 3.00%), 07/15/26 (a) (c)	500	500
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	971	881
Lendmark Funding Trust
Series 2017-A-2A, 2.80%, 05/20/26 (c)	1,000	993
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.23%, 03/10/50 (a) (c)	50,319	2,453
Madison Park Funding XV Ltd.
Series 2014-CR-15A, 5.21%, (3M US LIBOR + 3.45%), 01/27/26 (a) (c)	500	500
Madison Park Funding XVIII Ltd.
Series 2015-DR-18A, 4.69%, (3M US LIBOR + 2.95%), 10/21/30 (a) (c)	1,500	1,515
Marathon CLO VII Ltd.
Series 2014-A1R-7A, 3.08%, (3M US LIBOR + 1.32%), 10/28/25 (a) (c)	5,000	5,002
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.81%, 06/12/50 (a)	2,192	2,213
Midocean Credit CLO VII
Series 2017-A1-7A, 3.04%, (3M US LIBOR + 1.32%), 07/15/29 (a) (c)	5,000	5,034
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,442
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,891
Series 2015-C-C20, REMIC, 4.46%, 01/15/25 (a)	1,200	1,177
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	2,320	2,370
Interest Only, Series 2016-XA-C28, REMIC, 1.28%, 01/15/26 (a)	24,248	1,722
Series 2016-C-C29, REMIC, 4.75%, 04/15/26 (a)	676	690

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2013-XA-C7, REMIC, 1.39%, 02/15/46 (a)	21,776	1,179
Interest Only, Series 2016-XA-C30, REMIC, 1.46%, 09/15/49 (a)	28,265	2,581
Series 2016-C-C31, REMIC, 4.32%, 10/15/26 (a)	2,960	2,895
Morgan Stanley Capital I Trust
Series 2014-D-MP, REMIC, 3.69%, 08/11/21 (a) (c)	2,000	1,983
Series 2017-A-PRME, REMIC, 2.68%, (1M US LIBOR + 0.90%), 02/15/19 (a) (c)	635	633
Series 2017-B-PRME, REMIC, 3.13%, (1M US LIBOR + 1.35%), 02/15/19 (a) (c)	741	740
Series 2017-C-PRME, REMIC, 3.43%, (1M US LIBOR + 1.65%), 02/15/19 (a) (c)	365	365
Series 2017-D-PRME, REMIC, 5.18%, (1M US LIBOR + 3.40%), 02/15/19 (a) (c)	1,551	1,546
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,581	1,189
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	2,044	1,674
MP CLO VI Ltd.
Series 2014-AR-2A, 2.92%, (3M US LIBOR + 1.20%), 01/15/27 (a) (c)	2,000	2,000
New Residential Mortgage Loan Trust
Series 2016-A1-1A, REMIC, 3.75%, 03/25/56 (a) (c)	23,571	23,809
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.87%, 02/25/36 (a)	1,550	1,463
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b) (c)	8,100	8,101
Octagon Investment Partners XXI Ltd.
Series 2014-C-1A, 5.48%, (3M US LIBOR + 3.65%), 11/14/26 (a) (c)	1,000	1,001
Octagon Loan Funding Ltd.
Series 2014-A1R-1A, 3.02%, (3M US LIBOR + 1.14%), 11/18/26 (a) (c)	5,000	5,002
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (c)	3,019	2,975
Palmer Square Loan Funding Ltd.
Series 2017-A1-1A, 2.46%, (3M US LIBOR + 0.74%), 10/15/25 (a) (c)	4,483	4,484
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (c)	10,729	9,521
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c)	17,058	17,067
PRPM LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (b) (c)	14,468	14,468
RALI Trust
Series 2005-A41-QA10, REMIC, 4.61%, 09/25/35 (a)	2,248	1,996
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	4,687	4,211
RAMP Trust
Series 2005-AI4-RS9, REMIC, 2.19%, (1M US LIBOR + 0.32%), 11/25/35 (a)	10,091	8,962
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.32%, (1M US LIBOR + 0.45%), 01/25/37 (a)	5,265	3,635
Interest Only, Series 2007-1A6-B, REMIC, 4.18%, (6.05% - (1M US LIBOR * 1)), 01/25/37 (a)	5,265	747
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	7,881	7,854
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.47%, 01/25/36 (a)	7,211	6,292
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,933	3,579
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,815	3,309
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,219	6,934
Series 2007-1A1-A3, REMIC, 2.32%, (1M US LIBOR + 0.45%), 04/25/37 (a)	7,144	3,993
Series 2007-1A2-A3, REMIC, 32.04%, (46.38% - (1M US LIBOR * 7.67)), 04/25/37 (a)	932	1,733
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	21,221	17,413
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	649	643
	Shares/Par[1]	Value ($)
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	3,756	3,613
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,477	1,366
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,982	2,749
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	11,720	11,144
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,730	2,646
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.54%, (1M US LIBOR + 0.95%), 06/15/33 (a) (c)	1,485	1,489
Series 2017-B-ROSS, 2.84%, (1M US LIBOR + 1.25%), 06/15/33 (a) (c)	1,485	1,479
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (c)	10,000	9,748
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (c)	13,632	14,028
Sofi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 09/25/26 (c)	8,000	7,896
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 2.97%, (3M US LIBOR + 1.20%), 10/30/26 (a) (c)	1,000	1,000
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	6,513	6,504
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (c)	9,808	9,773
STARM Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.78%, 04/25/37 (a)	1,735	1,453
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.15%, (3M US LIBOR + 1.26%), 05/21/29 (a) (c)	4,000	4,027
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.68%, 11/25/35 (a)	9,329	9,048
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	9,804	9,265
TCI-Symphony CLO Ltd.
Series 2016-D-1A, 5.52%, (3M US LIBOR + 3.80%), 10/13/29 (a) (c)	2,000	2,013
THL Credit Wind River CLO Ltd.
Series 2016-B-1A, 4.07%, (3M US LIBOR + 2.35%), 07/15/28 (a) (c)	1,500	1,507
Series 2016-C-1A, 4.92%, (3M US LIBOR + 3.20%), 07/15/28 (a) (c)	500	502
Series 2014-AR-2A, 2.86%, (3M US LIBOR + 1.14%), 01/15/31 (a) (c)	1,000	1,007
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	4,295	4,452
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.61%, 06/15/50 (a)	24,889	2,660
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 11/25/47 (a) (c)	9,608	9,620
Venture XVII CLO Ltd.
Series 2014-AR-17A, 2.80%, (3M US LIBOR + 1.08%), 07/15/26 (a) (c)	2,500	2,500
Series 2014-B2R-17A, 3.32%, (3M US LIBOR + 1.60%), 07/15/26 (a) (c)	500	500
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	14,939	14,941
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (c)	14,303	14,307
VOLT LVI LLC
Series 2017-A1-NPL3, 3.50%, 03/25/47 (b) (c)	15,457	15,462
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c)	12,373	12,378
Voya CLO Ltd.
Series 2014-A1R-4A, 2.67%, (3M US LIBOR + 0.95%), 10/14/26 (a) (c)	3,500	3,500
Waldorf Astoria Boca Raton Trust
Series 2016-B-BOCA, REMIC, 3.83%, (1M US LIBOR + 2.05%), 06/15/18 (a) (c)	2,708	2,710
Series 2016-C-BOCA, REMIC, 4.28%, (1M US LIBOR + 2.50%), 06/15/18 (a) (c)	2,291	2,293
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,331	2,048
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	4,163	3,709
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	3,124	2,981

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (c)	9,199	8,894
Wellfleet CLO Ltd.
Series 2017-A1-2A, 2.63%, (3M US LIBOR + 1.25%), 10/20/29 (a) (c)	3,000	3,020
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.02%, 12/15/48 (a)	27,179	1,472
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	3,844	3,818
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	4,289	4,005
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,425	1,390
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (a)	1,850	1,898
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (a)	2,031	1,801
Series 2016-C-C34, REMIC, 5.03%, 05/15/49 (a)	2,855	2,902
Interest Only, Series 2015-XA-LC20, REMIC, 1.38%, 04/15/50 (a)	24,375	1,538
Series 2016-C-C32, REMIC, 4.72%, 01/15/59 (a)	1,577	1,545
Interest Only, Series 2016-XA-C33, REMIC, 1.80%, 03/15/59 (a)	15,339	1,483
Interest Only, Series 2017-XA-RC1, REMIC, 1.56%, 01/15/60 (a)	25,309	2,455
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-A11-3, REMIC, 5.50%, 03/25/36	2,697	2,756
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	8,351	8,301
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	1,732	1,739
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	3,100	3,118
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.12%, 03/15/47 (a)	21,946	996
Interest Only, Series 2014-XA-C25, REMIC, 0.92%, 11/15/47 (a)	28,792	1,246
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,456
Wind River CLO Ltd.
Series 2016-A-2A, 3.27%, (3M US LIBOR + 1.50%), 11/01/28 (a) (c)	2,500	2,511
WinWater Mortgage Loan Trust
Series 2015-A3-5, REMIC, 3.50%, 09/20/36 (a) (c)	12,009	11,912
Zais CLO 2 Ltd.
Series 2014-A1AR-2A, 2.95%, (3M US LIBOR + 1.20%), 07/25/26 (a) (c)	5,000	5,001
Zais CLO 5 Ltd.
Series 2016-A1-2A, 3.25%, (3M US LIBOR + 1.53%), 10/15/28 (a) (c)	2,000	2,006
Total Non-U.S. Government Agency Asset-Backed Securities (cost $978,089)		993,124
GOVERNMENT AND AGENCY OBLIGATIONS 48.5%
Collateralized Mortgage Obligations 28.1%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	11,772	11,793
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,910
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,593
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,972
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,062
Series A-4377, REMIC, 3.00%, 06/15/39	14,427	14,425
Series BK-4469, REMIC, 3.00%, 08/15/39	10,623	10,615
Series JA-3818, REMIC, 4.50%, 01/15/40	304	308
Series TB-4419, REMIC, 3.00%, 02/15/40	798	799
Series GA-4376, REMIC, 3.00%, 04/15/40	12,177	12,151
Series NY-4390, REMIC, 3.00%, 06/15/40	11,962	11,934
Series MA-4391, REMIC, 3.00%, 07/15/40	11,669	11,641
Interest Only, Series SP-3770, REMIC, 4.72%, (6.50% - (1M US LIBOR * 1)), 11/15/40 (a)	3,487	307
Interest Only, Series SM-3780, REMIC, 4.72%, (6.50% - (1M US LIBOR * 1)), 12/15/40 (a)	15,100	2,563
Series KA-4366, REMIC, 3.00%, 03/15/41	11,344	11,300
Series SL-4061, REMIC, 4.15%, (7.06% - (1M US LIBOR * 1.75)), 06/15/42 (a)	1,482	1,291
Series B-4481, REMIC, 3.00%, 12/15/42	21,643	21,350
Series CS-4156, REMIC, 3.40%, (5.40% - (1M US LIBOR * 1.2)), 01/15/43 (a)	5,045	4,243
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,320	9,461
	Shares/Par[1]	Value ($)
Series ZX-4404, REMIC, 4.00%, 04/15/44	56,163	58,403
Series CA-4573, REMIC, 3.00%, 11/15/44	36,182	35,648
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,700	1,776
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,797	10,612
Series HA-4582, REMIC, 3.00%, 09/15/45	26,070	25,648
Interest Only, Series MS-4291, REMIC, 4.12%, (5.90% - (1M US LIBOR * 1)), 01/15/54 (a)	6,457	930
Series A-4734, REMIC, 3.00%, 07/15/42	28,286	28,092
Series KM-4141, REMIC, 1.75%, 12/15/42	28,462	26,308
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 4.81%, (6.68% - (1M US LIBOR * 1)), 12/25/25 (a)	2,326	209
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	6,549	6,280
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,783	1,722
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	19,489
Interest Only, Series 2005-S-2, REMIC, 4.73%, (6.60% - (1M US LIBOR * 1)), 02/25/35 (a)	8,514	1,352
Interest Only, Series 2011-PS-84, REMIC, 4.73%, (6.60% - (1M US LIBOR * 1)), 01/25/40 (a)	17,270	1,332
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,477	1,521
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	11,305	11,267
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	5,899	5,710
Interest Only, Series 2011-ES-93, REMIC, 4.63%, (6.50% - (1M US LIBOR * 1)), 09/25/41 (a)	2,425	374
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,912	1,978
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,906	1,970
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,851	10,862
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	16,745	16,651
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,122	14,536
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	19,259	19,121
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,017	3,764
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,210	15,789
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,081	9,994
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	31,182	30,511
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	37,654	37,458
Series 2016-A-9, REMIC, 3.00%, 09/25/43	8,172	8,084
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	22,436	22,324
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.28%, (6.10% - (1M US LIBOR * 1)), 03/20/40 (a)	10,608	801
Series 2011-WS-70, REMIC, 6.06%, (9.70% - (1M US LIBOR * 2)), 12/20/40 (a)	5,228	5,279
		588,513
Mortgage-Backed Securities 20.4%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 04/01/46	211,478	207,466
4.00%, 09/01/43 - 02/01/44	11,866	12,283
3.00%, 04/01/45	28,855	28,313
3.50%, 02/01/46	32,982	33,235
REMIC, 3.00%, 06/15/44	10,346	10,217
Federal National Mortgage Association
4.50%, 04/01/26	4,464	4,658
3.50%, 09/01/43 - 08/01/45	44,586	44,909
3.00%, 03/01/35 - 08/01/46	55,238	54,201
4.00%, 01/01/48	18,302	18,789
Government National Mortgage Association
3.50%, 10/20/45	12,840	12,912
		426,983
Total Government And Agency Obligations (cost $1,035,969)		1,015,496
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	78,710	78,710
Total Short Term Investments (cost $78,710)		78,710
Total Investments 99.7% (cost $2,092,768)		2,087,330
Other Assets and Liabilities, Net 0.3%		6,901
Total Net Assets 100.0%		2,094,231

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $632,299 and 30.2%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
CORPORATE BONDS AND NOTES 2.6%
Argentina 0.7%
Banco Hipotecario SA
23.71%, (Argentina Deposit Rates Badlar + 2.50%), 01/12/20, ARS (a)	29,280	1,506
YPF SA
27.13%, (Argentina Deposit Rates Badlar + 4.00%), 07/07/20 (a)	1,682	1,358
		2,864
Ecuador 0.8%
Noble Sovereign Funding I Ltd.
7.92%, (3M US LIBOR + 5.63%), 09/24/19 (a)	823	824
Petroamazonas EP
4.63%, 02/16/20	2,420	2,348
		3,172
Georgia 0.5%
Bank of Georgia JSC
11.00%, 06/01/18 - 06/01/20, GEL	4,325	1,789
Honduras 0.3%
Inversiones Atlantida SA
8.25%, 07/28/22	1,170	1,199
Indonesia 0.0%
Jasa Marga Persero Tbk PT
7.50%, 12/11/20, IDR	2,660,000	196
United States of America 0.3%
Central Storage Safety Project Trust
4.82%, 02/01/38	1,046	1,075
Total Corporate Bonds And Notes (cost $11,259)		10,295
SENIOR LOAN INTERESTS 3.6%
Barbados 0.9%
Barbados
Term Loan, 11.78%, (6M LIBOR + 10.00%), 12/20/19 (a) (b) (c)	3,440	3,401
Ethiopia 0.5%
Ethiopian Railways Corp.
Term Loan, 5.72%, (3M LIBOR + 3.75%), 08/01/21 (a) (b) (c)	2,100	2,043
Kenya 0.1%
Government of the Republic of Kenya
Term Loan, 6.53%, (3M LIBOR + 5.00%), 04/18/19 (a) (b) (c)	550	549
Tanzania 2.1%
Ministry of Finance and Planning Government of the United Republic of Tanzania
Term Loan, 7.03%, (6M LIBOR + 5.20%), 06/26/22 (a) (b) (c)	8,050	8,172
Total Senior Loan Interests (cost $14,074)		14,165
GOVERNMENT AND AGENCY OBLIGATIONS 58.4%
Albania 1.3%
Albania Government International Bond
5.75%, 11/12/20, EUR	3,763	5,161
Australia 1.2%
Australia Government Bond
3.25%, 06/21/39, AUD	4,500	3,553
3.00%, 03/21/47, AUD	1,600	1,182
		4,735
Barbados 1.2%
Barbados Government International Bond
7.00%, 08/04/22	472	399
6.63%, 12/05/35	5,889	4,211
		4,610
Dominican Republic 5.1%
Dominican Republic Bond
10.40%, 05/10/19, DOP	279,900	5,852
15.95%, 06/04/21, DOP	36,300	899
Dominican Republic International Bond
15.00%, 04/05/19, DOP	124,900	2,721
	Shares/Par[1]	Value ($)
16.00%, 07/10/20, DOP	56,900	1,347
16.95%, 02/04/22, DOP	19,000	492
10.38%, 03/04/22, DOP	19,500	424
8.90%, 02/15/23, DOP	409,600	8,509
		20,244
El Salvador 4.4%
El Salvador Government International Bond
7.75%, 01/24/23	3,254	3,539
5.88%, 01/30/25	810	793
6.38%, 01/18/27	3,468	3,425
8.63%, 02/28/29	4,110	4,698
8.25%, 04/10/32	3,058	3,430
7.65%, 06/15/35	1,535	1,614
		17,499
Georgia 0.3%
Georgia Treasury Bond
8.00%, 06/09/18, GEL	1,756	728
6.75%, 10/06/18, GEL	35	14
10.50%, 02/05/25, GEL	1,155	524
		1,266
Greece 1.1%
Hellenic Republic Government Bond
4.38%, 08/01/22, EUR (d)	2,496	3,202
3.50%, 01/30/23, EUR	764	943
		4,145
Iceland 4.8%
Iceland Rikisbref
6.25%, 02/05/20, ISK	6,393	66
7.25%, 10/26/22, ISK	53,070	585
8.00%, 06/12/25, ISK	706,470	8,382
5.00%, 11/15/28, ISK	123,122	1,218
6.50%, 01/24/31, ISK	763,888	8,571
		18,822
India 3.0%
India Government Bond
6.79%, 05/15/27, INR	198,000	2,885
7.61%, 05/09/30, INR	217,000	3,326
6.68%, 09/17/31, INR	405,000	5,735
		11,946
Kazakhstan 0.4%
Kazakhstan Government Bond
9.60%, 04/03/21, KZT (b)	527,190	1,704
Macedonia 6.6%
Former Yugoslav Republic of Macedonia
3.98%, 07/24/21, EUR	13,542	17,874
Macedonia Government International Bond
4.88%, 12/01/20, EUR	5,655	7,623
2.75%, 01/18/25, EUR	630	774
		26,271
New Zealand 5.7%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30, NZD (e)	6,942	6,025
2.50%, 09/20/35 - 09/20/40, NZD (e)	20,635	16,597
		22,622
Serbia 14.0%
Republic of Serbia
5.88%, 12/03/18	16	16
Serbia Treasury Bond
10.00%, 09/11/21 - 02/05/22, RSD	1,494,730	18,708
5.75%, 07/21/23, RSD	2,529,060	28,062
5.88%, 02/08/28, RSD	785,290	8,547
		55,333
Sri Lanka 7.8%
Sri Lanka Government Bond
8.75%, 10/15/18, LKR	735,000	4,715
8.00%, 11/15/18 - 11/01/19, LKR	977,500	6,234
8.50%, 05/01/19, LKR	127,000	807
10.60%, 07/01/19 - 09/15/19, LKR	435,560	2,831
9.25%, 05/01/20, LKR	624,020	3,963
10.75%, 03/01/21, LKR	305,000	1,996
9.00%, 05/01/21, LKR	48,000	301

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
11.00%, 08/01/21 - 08/01/25, LKR	182,380	1,207
9.45%, 10/15/21, LKR	479,000	3,027
11.50%, 12/15/21 - 08/01/26, LKR	99,000	673
11.20%, 07/01/22, LKR	56,460	376
10.00%, 10/01/22, LKR	468,560	2,993
11.40%, 01/01/24, LKR	160,000	1,078
11.00%, 08/01/24, LKR	41,000	272
10.25%, 03/15/25, LKR	56,730	363
		30,836
Suriname 0.2%
Republic of Suriname
9.25%, 10/26/26	874	901
Thailand 1.0%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (f)	124,853	3,873
United States of America 0.3%
Federal Home Loan Mortgage Corp.
Series F2-350, 1.92%, 09/15/40	13	13
Interest Only, Series S-4070, REMIC, 4.32%, (6.10% - (1M US LIBOR * 1)), 06/15/32 (a)	2,628	373
Federal National Mortgage Association
Interest Only, Series 2013-DS-15, REMIC, 4.33%, (6.20% - (1M US LIBOR * 1)), 03/25/33 (a)	1,012	140
Interest Only, Series 2010-SJ-124, REMIC, 4.18%, (6.05% - (1M US LIBOR * 1)), 11/25/38 (a)	1,729	100
Interest Only, Series 2012-SK-150, REMIC, 4.28%, (6.15% - (1M US LIBOR * 1)), 01/25/43 (a)	2,599	359
Government National Mortgage Association
Series 2016-CF-160, 1.96%, (1M US LIBOR + 0.30%), 11/20/46 (a)	7	7
		992
Total Government And Agency Obligations (cost $213,909)		230,960
COMMON STOCKS 8.4%
Cyprus 0.4%
Bank of Cyprus Holdings Plc (g)	701	1,711
Iceland 3.1%
Eik Fasteignafelag hf	8,480	848
Eimskipafelag Islands hf	564	1,310
Hagar hf (g)	3,232	1,388
Icelandair Group hf	5,206	770
N1 hf	381	460
Reginn hf (g)	4,239	1,060
Reitir Fasteignafelag hf	2,360	2,112
Siminn hf	42,634	1,919
Sjova-Almennar Tryggingar hf	5,099	901
Tryggingamidstodin hf	1,561	575
Vatryggingafelag Islands hf	6,336	845
		12,188
Japan 1.0%
Mitsubishi UFJ Financial Group Inc.	195	1,295
Mizuho Financial Group Inc.	407	740
Resona Holdings Inc.	55	298
Sumitomo Mitsui Financial Group Inc.	24	1,026
Sumitomo Mitsui Trust Holdings Inc.	13	513
		3,872
Serbia 0.0%
Komercijalna banka ad Beograd (g)	1	28
Singapore 0.4%
Yoma Strategic Holdings Ltd.	4,832	1,569
South Korea 1.0%
Honam Petrochemical Corp.	—	123
Hyundai Heavy Industries Co. Ltd. (g)	—	15
Hyundai Mobis	1	168
Hyundai Motor Co.	1	179
KB Financial Group Inc.	3	175
Korea Zinc Co. Ltd.	—	113
KT&G Corp.	1	110
LG Chem Ltd.	—	117
LG Corp.	1	98
	Shares/Par[1]	Value ($)
LG Electronics Inc.	1	124
LG Household & Health Care Ltd.	—	119
NHN Corp.	—	325
POSCO	—	126
Samsung Biologics Co. Ltd. (g)	—	144
Samsung C&T Corp.	1	142
Samsung Electronics Co. Ltd.	—	632
Samsung Fire & Marine Insurance Co. Ltd.	—	101
Samsung Life Insurance Co. Ltd.	1	140
Samsung SDI Co. Ltd.	1	109
Samsung SDS Co. Ltd.	1	151
Shinhan Financial Group Co. Ltd.	2	101
SK C&C Co. Ltd.	—	113
SK Hynix Inc.	4	308
SK Innovation Co. Ltd.	1	102
SK Telecom Co. Ltd.	1	119
S-Oil Corp.	1	96
Woori Bank	6	86
		4,136
Turkey 0.9%
Akbank T.A.S.	448	1,093
Turkiye Garanti Bankasi A/S	409	1,138
Turkiye Is Bankasi - Class C	629	1,147
		3,378
Vietnam 1.6%
Bank for Foreign Trade of Vietnam JSC	121	380
Bank for Investment and Development of Vietnam JSC	67	132
Bao Viet Holdings	23	94
Binh Minh Plastics JSC	37	112
Coteccons Construction JSC	19	125
Danang Rubber JSC	10	13
Domesco Medical Import Export JSC	47	207
HA TIEN 1 Cement JSC	31	20
Hoa Phat Group JSC (g)	125	333
Hoa Sen Group	21	21
KIDO Group Corp.	53	89
KinhBac City Development Share Holding Corp. (g)	74	42
Masan Group Corp. (g)	137	658
PetroVietnam Drilling and Well Services JSC (g)	38	32
PetroVietnam Fertilizer & Chemicals JSC	55	53
PetroVietnam Gas JSC	24	132
PetroVietnam Nhon Trach 2 Power JSC	127	171
PetroVietnam Technical Service JSC	91	83
Pha Lai Thermal Power JSC	31	26
Refrigeration Electrical Engineering Corp.	102	170
Saigon - Hanoi Commercial JSB (g)	135	77
Saigon Securities Inc.	96	166
Saigon Thuong Tin Commercial JSB (g)	213	144
Tan Tao Investment & Industry JSC (g)	153	20
Viet Capital Securities JSC (g)	45	214
Vietnam Construction and Import-Export JSC	44	44
Vietnam Dairy Products JSC	65	594
Vietnam JSC Bank for Industry and Trade	21	33
Vietnam Prosperity JSC Bank (g)	181	524
Vingroup JSC (g)	301	1,534
		6,243
Total Common Stocks (cost $29,175)		33,125
SHORT TERM INVESTMENTS 23.7%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (h) (i)	22,511	22,511
Treasury Securities 18.0%
Egypt Treasury Bill
16.79%, 04/03/18, EGP (j)	15,325	868
17.38%, 04/10/18, EGP (j)	55,050	3,108
17.19%, 04/17/18, EGP (j)	50,925	2,865
17.23%, 04/24/18, EGP (j)	37,025	2,076
17.22%, 05/01/18, EGP (j)	19,750	1,104
16.89%, 05/08/18, EGP (j)	13,300	741
16.90%, 05/15/18, EGP (j)	46,475	2,580
16.91%, 05/22/18, EGP (j)	26,250	1,452
16.96%, 05/29/18, EGP (j)	17,100	943

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
17.04%, 06/05/18, EGP (j)	37,775	2,073
17.06%, 07/17/18, EGP (j)	29,650	1,596
16.98%, 07/24/18, EGP (j)	23,200	1,245
15.89%, 08/14/18, EGP (j)	26,200	1,393
16.10%, 08/21/18, EGP (j)	9,550	506
16.43%, 09/04/18, EGP (j)	58,950	3,105
16.29%, 09/11/18, EGP (j)	34,875	1,834
16.31%, 09/18/18, EGP (j)	8,100	424
16.39%, 09/25/18, EGP (j)	5,075	265
17.21%, 10/02/18, EGP (j)	16,375	853
Georgia Treasury Bill
6.61%, 04/05/18, GEL (j)	600	248
6.60%, 05/03/18, GEL (j)	120	49
6.78%, 05/10/18, GEL (j)	120	49
6.75%, 06/14/18, GEL (j)	619	253
6.55%, 12/06/18, GEL (j)	1,460	576
6.89%, 02/07/19, GEL (j)	400	156
Kazakhstan Treasury Bill
8.22%, 05/18/18, KZT (j)	732,290	2,267
7.95%, 07/27/18, KZT (j)	571,569	1,741
Letras Banco Central Argentina Treasury Bill
25.00%, 04/18/18, ARS (j)	24,140	1,184
24.31%, 06/21/18, ARS (j)	12,211	572
National Bank of Kazakhstan Treasury Bill
8.16%, 04/11/18, KZT (j)	406,360	1,270
8.10%, 04/25/18, KZT (j)	814,906	2,539
Nigeria Treasury Bill
17.90%, 04/05/18, NGN (j)	468,770	1,300
17.73%, 04/12/18 - 04/19/18, NGN (j)	1,222,760	3,376
17.74%, 05/03/18, NGN (j)	497,080	1,363
17.37%, 06/07/18, NGN (j)	134,134	362
17.54%, 06/14/18, NGN (j)	312,980	843
17.49%, 06/21/18, NGN (j)	491,830	1,322
14.32%, 06/28/18, NGN (j)	188,205	481
17.04%, 07/05/18, NGN (j)	191,340	513
16.97%, 07/12/18, NGN (j)	69,580	185
17.07%, 07/19/18, NGN (j)	190,220	506
14.23%, 08/09/18, NGN (j)	376,411	963
17.30%, 08/16/18, NGN (j)	45,510	120
14.71%, 09/06/18, NGN (j)	503,395	1,313
17.01%, 09/13/18, NGN (j)	239,000	623
14.33%, 09/20/18, NGN (j)	260,638	678
16.02%, 09/20/18, NGN (j)	227,530	592
14.15%, 09/27/18, NGN (j)	159,372	412
14.08%, 10/04/18, NGN (j)	130,319	337
13.69%, 10/18/18, NGN (j)	343,523	883
14.00%, 10/18/18, NGN (j)	74,468	192
14.98%, 10/25/18, NGN (j)	251,697	643
13.41%, 11/01/18, NGN (j)	379,562	971
14.38%, 11/22/18, NGN (j)	302,040	787
	Shares/Par[1]	Value ($)
14.16%, 11/29/18, NGN (j)	251,700	637
13.71%, 01/17/19, NGN (j)	558,511	1,387
U.S. Treasury Bill
1.37%, 05/03/18 (j) (k)	2,000	1,997
1.59%, 05/17/18 (j) (k)	4,000	3,991
1.63%, 05/24/18 (j) (k)	4,500	4,489
		71,201
Total Short Term Investments (cost $93,555)		93,712
Total Investments 96.7% (cost $361,972)		382,257
Total Purchased Options 0.3% (cost $2,297)		1,065
Other Derivative Instruments (0.5)%		(1,943)
Other Assets and Liabilities, Net 3.5%		14,027
Total Net Assets 100.0%		395,406

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $3,202 and 0.8%, respectively.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Non-income producing security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(j) The coupon rate represents the yield to maturity.

(k) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
5-Year USD Deliverable Interest Rate Swap	(10)	June 2018		(961)	(1)	(4)
90-Day Eurodollar	1,290	December 2018		314,522	(35)	(69)
90-Day Eurodollar	(1,290)	December 2019		(313,564)	12	46
Euro-OAT	(61)	June 2018	EUR	(9,340)	(17)	(110)
					(41)	(137)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.46)	03/25/20	CHF	18,945	—	7
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.46)	03/25/20	CHF	19,899	—	8

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.45)	03/25/20	CHF	18,945	—	8
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.47)	03/26/20	CHF	9,576	—	1
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.49)	03/27/20	CHF	9,576	—	—
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.48)	03/27/20	CHF	9,576	—	1
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.47)	03/29/20	CHF	19,310	—	3
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.50)	04/03/20	CHF	9,618	(1)	(1)
3M British Bankers' Association Swiss Franc LIBOR (A)	Paying	(0.50)	04/03/20	CHF	19,235	(3)	(3)
3M Canada Bankers' Acceptance (S)	Paying	2.49	02/05/23	CAD	15,140	16	69
3M Canada Bankers' Acceptance (S)	Paying	2.51	02/05/23	CAD	7,620	8	40
3M Canada Bankers' Acceptance (S)	Paying	2.46	02/06/23	CAD	9,233	10	32
3M Canada Bankers' Acceptance (S)	Paying	2.42	03/06/23	CAD	1,800	2	4
3M Canada Bankers' Acceptance (Q)	Paying	2.39	03/14/23	CAD	4,595	5	3
3M Canada Bankers' Acceptance (Q)	Paying	2.40	03/14/23	CAD	5,974	6	7
3M EURIBOR (Q)	Receiving	(0.09)	03/25/20	EUR	25,489	—	(16)
3M EURIBOR (Q)	Receiving	(0.09)	03/25/20	EUR	25,489	—	(16)
3M EURIBOR (Q)	Receiving	(0.11)	03/26/20	EUR	8,248	—	(3)
3M EURIBOR (Q)	Receiving	(0.11)	03/27/20	EUR	8,248	—	(3)
3M EURIBOR (Q)	Receiving	(0.10)	03/27/20	EUR	8,248	—	(3)
3M EURIBOR (Q)	Receiving	(0.11)	03/29/20	EUR	16,247	—	(4)
3M EURIBOR (Q)	Receiving	(0.12)	04/03/20	EUR	8,206	(1)	(1)
3M EURIBOR (Q)	Receiving	(0.12)	04/03/20	EUR	16,371	(3)	(3)
3M LIBOR (Q)	Receiving	2.11	09/05/27		2,870	(5)	158
3M LIBOR (Q)	Receiving	2.02	09/13/27		707	(1)	44
3M LIBOR (Q)	Receiving	2.18	09/19/27		9,823	(17)	491
3M LIBOR (Q)	Receiving	2.68	01/30/28		2,500	(5)	21
3M LIBOR (Q)	Receiving	2.72	01/31/28		140	—	1
3M LIBOR (Q)	Receiving	2.74	02/01/28		2,985	(5)	10
3M LIBOR (Q)	Receiving	2.82	02/05/28		1,630	(3)	(7)
3M LIBOR (Q)	Receiving	2.84	02/09/28		93	—	(1)
3M LIBOR (A)	Paying	1.75	07/31/20		1,732	—	(34)
3M LIBOR (S)	Paying	1.74	08/12/20		4,368	(1)	(86)
3M LIBOR (S)	Paying	1.62	08/14/20		4,650	(1)	(104)
3M LIBOR (S)	Paying	1.68	08/17/20		4,631	(1)	(98)
3M LIBOR (S)	Paying	1.55	09/23/20		310	—	(8)
3M LIBOR (S)	Paying	1.42	10/28/20		2,230	—	(67)
3M LIBOR (S)	Paying	1.43	10/28/20		2,230	—	(66)
3M LIBOR (S)	Paying	1.54	11/05/20		2,295	—	(62)
3M LIBOR (S)	Paying	1.56	11/09/20		2,221	—	(60)
3M LIBOR (S)	Paying	1.67	11/12/20		3,036	—	(73)
3M LIBOR (S)	Paying	1.11	02/23/21		1,343	—	(57)
3M LIBOR (S)	Paying	1.17	02/25/21		2,605	—	(108)
3M LIBOR (S)	Paying	1.17	02/25/21		1,303	—	(54)
3M LIBOR (S)	Paying	1.27	03/07/21		3,267	—	(127)
3M LIBOR (S)	Paying	1.59	04/12/26		1,275	2	(108)
3M LIBOR (S)	Paying	1.59	04/12/26		935	1	(79)
3M LIBOR (S)	Paying	1.68	05/06/26		1,800	2	(141)
3M LIBOR (S)	Paying	1.68	05/06/26		1,800	2	(141)
3M LIBOR (S)	Paying	1.66	05/09/26		901	1	(72)
3M LIBOR (S)	Paying	1.69	06/03/26		1,720	2	(135)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.76	02/09/23	NZD	4,830	—	(25)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.75	02/09/23	NZD	6,650	—	(34)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.74	02/13/23	NZD	12,000	1	(55)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.73	02/16/23	NZD	13,700	1	(57)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.73	02/20/23	NZD	5,400	—	(24)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.74	02/22/23	NZD	5,360	—	(24)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.49	05/11/27	NZD	9,850	2	(273)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.24	05/22/27	NZD	14,000	3	(194)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.17	06/26/27	NZD	12,860	3	(122)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	01/09/28	NZD	7,000	1	(37)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	01/09/28	NZD	7,000	1	(38)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.15	01/11/28	NZD	10,000	1	(66)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.20	01/12/28	NZD	7,000	1	(69)
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.96	04/29/24	NZD	6,530	—	591
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.05	06/16/25	NZD	5,278	—	263
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	4.05	06/16/25	NZD	3,210	—	160
3M Stockholm Interbank Offered Rate (A)	Paying	0.08	03/25/20	SEK	252,101	2	15
3M Stockholm Interbank Offered Rate (A)	Paying	0.08	03/25/20	SEK	255,872	2	16
3M Stockholm Interbank Offered Rate (A)	Paying	0.05	03/26/20	SEK	83,716	1	2
3M Stockholm Interbank Offered Rate (A)	Paying	0.04	03/27/20	SEK	168,260	1	3
3M Stockholm Interbank Offered Rate (A)	Paying	0.05	03/29/20	SEK	169,089	1	3
3M Stockholm Interbank Offered Rate (A)	Paying	0.03	04/03/20	SEK	168,675	(1)	(1)
3M Stockholm Interbank Offered Rate (A)	Paying	0.03	04/06/20	SEK	85,581	(1)	(1)
6M Australian Bank Bill Short Term Rate (S)	Paying	2.66	06/15/27	AUD	19,520	(18)	(144)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.78	12/19/46	JPY	241,860	3	25
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.85	06/19/47	JPY	49,000	1	(2)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.86	06/19/47	JPY	49,000	1	(2)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.92	09/18/47	JPY	194,000	3	(37)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	09/18/47	JPY	225,000	3	(24)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	09/18/47	JPY	241,000	3	(28)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.96	12/18/47	JPY	190,075	3	(51)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	198,000	3	(51)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	441,000	6	(106)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	12/18/47	JPY	506,535	7	(123)
6M Budapest Interbank Offered Rate (S)	Receiving	1.27	12/13/21	HUF	406,479	1	(31)
6M Budapest Interbank Offered Rate (S)	Receiving	1.46	01/12/22	HUF	753,650	2	(76)
6M Budapest Interbank Offered Rate (S)	Receiving	1.44	01/13/22	HUF	693,350	2	(68)
6M Budapest Interbank Offered Rate (S)	Receiving	1.25	02/06/23	HUF	650,326	3	(36)
6M Budapest Interbank Offered Rate (S)	Receiving	1.27	02/07/23	HUF	631,444	3	(36)
6M Budapest Interbank Offered Rate (S)	Receiving	1.32	02/09/23	HUF	815,810	3	(54)
6M Budapest Interbank Offered Rate (S)	Receiving	1.19	03/12/23	HUF	192,000	1	(8)
6M Budapest Interbank Offered Rate (S)	Receiving	1.15	03/13/23	HUF	96,000	—	(3)
6M Budapest Interbank Offered Rate (S)	Receiving	1.92	07/28/26	HUF	636,700	4	(42)
6M Budapest Interbank Offered Rate (S)	Receiving	1.94	08/01/26	HUF	448,000	3	(31)
6M Budapest Interbank Offered Rate (S)	Receiving	1.94	09/21/26	HUF	171,688	1	(11)
6M Budapest Interbank Offered Rate (Q)	Receiving	1.93	09/21/26	HUF	176,090	1	(11)
6M Budapest Interbank Offered Rate (S)	Receiving	1.89	09/21/26	HUF	434,356	3	(21)
6M Budapest Interbank Offered Rate (S)	Receiving	2.14	10/13/26	HUF	174,916	1	(21)
6M Budapest Interbank Offered Rate (S)	Receiving	2.04	10/20/26	HUF	460,887	3	(39)
6M Budapest Interbank Offered Rate (S)	Receiving	2.08	10/28/26	HUF	181,556	1	(18)
6M Budapest Interbank Offered Rate (S)	Receiving	2.18	11/03/26	HUF	182,148	1	(23)
6M Budapest Interbank Offered Rate (S)	Receiving	2.15	11/07/26	HUF	178,600	1	(21)
6M Budapest Interbank Offered Rate (S)	Receiving	2.12	11/08/26	HUF	177,417	1	(19)
6M Budapest Interbank Offered Rate (S)	Receiving	2.14	11/10/26	HUF	488,487	4	(57)
6M Budapest Interbank Offered Rate (S)	Receiving	2.66	02/08/27	HUF	592,700	5	(153)
6M Budapest Interbank Offered Rate (S)	Receiving	2.09	02/07/28	HUF	114,925	1	(4)
6M Budapest Interbank Offered Rate (S)	Receiving	2.18	02/07/28	HUF	170,259	2	(12)
6M Budapest Interbank Offered Rate (S)	Receiving	2.12	02/07/28	HUF	344,338	4	(15)
6M Budapest Interbank Offered Rate (S)	Receiving	2.20	02/08/28	HUF	173,664	2	(13)
6M Budapest Interbank Offered Rate (S)	Receiving	2.23	02/09/28	HUF	332,834	4	(29)
6M EURIBOR (S)	Receiving	0.25	09/20/22	EUR	16,820	1	(46)
6M EURIBOR (S)	Receiving	1.00	03/21/23	EUR	3,920	—	(16)
6M EURIBOR (S)	Receiving	1.64	02/27/48	EUR	4,100	21	(192)
6M EURIBOR (A)	Paying	0.47	02/27/23	EUR	19,820	(1)	145
6M EURIBOR (A)	Paying	0.98	03/29/28	EUR	8,500	—	15
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.41	12/13/21	PLN	5,932	1	14
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.46	01/12/22	PLN	11,203	1	29
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.44	01/13/22	PLN	11,587	1	28

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.73	02/06/23	PLN	9,094	1	46
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.69	02/07/23	PLN	9,007	1	40
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.63	02/09/23	PLN	11,069	2	40
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.23	07/28/26	PLN	8,990	2	(79)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.22	08/01/26	PLN	6,486	2	(58)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.28	09/21/26	PLN	2,348	1	(19)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.30	09/21/26	PLN	8,687	2	(40)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.49	10/13/26	PLN	2,483	1	(10)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.47	10/19/26	PLN	2,524	1	(12)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.43	10/20/26	PLN	2,770	1	(15)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.44	10/20/26	PLN	3,785	1	(19)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.47	10/28/26	PLN	2,600	1	(12)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.56	11/02/26	PLN	2,600	1	(8)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.54	11/07/26	PLN	2,600	1	(9)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.50	11/08/26	PLN	2,600	1	(11)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.52	11/10/26	PLN	7,186	2	(28)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.00	02/08/27	PLN	6,981	2	33
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.12	02/07/28	PLN	2,429	1	16
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.14	02/07/28	PLN	1,612	—	5
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.17	02/07/28	PLN	4,912	1	39
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.10	02/08/28	PLN	2,429	1	15
6M Poland Warsaw Interbank Offered Rate (A)	Paying	3.08	02/09/28	PLN	4,678	1	27
Brazil Interbank Deposit Rate (A)	Receiving	6.80	01/02/19	BRL	34,060	(2)	(43)
Brazil Interbank Deposit Rate (A)	Receiving	6.79	01/02/19	BRL	34,109	(2)	(42)
Brazil Interbank Deposit Rate (A)	Receiving	6.82	01/02/19	BRL	39,125	(2)	(52)
Brazil Interbank Deposit Rate (A)	Receiving	6.77	01/02/19	BRL	68,569	(3)	(81)
Brazil Interbank Deposit Rate (A)	Receiving	6.77	01/02/19	BRL	72,595	(4)	(86)
Brazil Interbank Deposit Rate (A)	Receiving	6.79	01/02/19	BRL	102,913	(5)	(127)
Brazil Interbank Deposit Rate (A)	Paying	9.26	01/02/23	BRL	19,660	13	99
Brazil Interbank Deposit Rate (A)	Paying	9.27	01/02/23	BRL	27,592	19	142
Brazil Interbank Deposit Rate (A)	Paying	9.29	01/02/23	BRL	18,852	13	101
Brazil Interbank Deposit Rate (A)	Paying	9.31	01/02/23	BRL	9,248	6	51
Brazil Interbank Deposit Rate (A)	Paying	9.33	01/02/23	BRL	9,047	6	51
Brazil Interbank Deposit Rate (A)	Paying	9.36	01/02/23	BRL	10,295	7	61
Harmonised Index of Consumer Prices (A)	Receiving	1.57	08/15/32	EUR	1,778	(1)	25
Harmonised Index of Consumer Prices (A)	Receiving	1.59	08/15/32	EUR	1,783	(1)	20
Harmonised Index of Consumer Prices (A)	Receiving	1.60	08/15/32	EUR	1,741	(1)	14
Harmonised Index of Consumer Prices (A)	Receiving	1.64	10/15/32	EUR	1,751	(1)	5
Harmonised Index of Consumer Prices (A)	Receiving	1.74	02/15/33	EUR	86	—	(1)
Harmonised Index of Consumer Prices (A)	Paying	1.79	08/15/42	EUR	1,741	1	(24)
Harmonised Index of Consumer Prices (A)	Paying	1.77	08/15/42	EUR	1,778	1	(37)
Harmonised Index of Consumer Prices (A)	Paying	1.78	08/15/42	EUR	1,783	1	(35)
Harmonised Index of Consumer Prices (A)	Paying	1.85	10/15/42	EUR	1,751	1	3
Harmonised Index of Consumer Prices (A)	Paying	1.93	02/15/43	EUR	86	—	2
Harmonised Index of Consumer Prices (A)	Paying	1.90	08/04/47	EUR	469	—	1
Harmonised Index of Consumer Prices (A)	Paying	1.89	08/07/47	EUR	29	—	—
Mexican Interbank Rate (M)	Receiving	7.67	12/02/27	MXN	84,100	—	(9)
Mexican Interbank Rate (M)	Receiving	7.67	12/03/27	MXN	84,500	—	(9)
Mexican Interbank Rate (M)	Receiving	7.80	12/06/27	MXN	110,130	—	(65)
Mexican Interbank Rate (M)	Paying	6.83	06/28/19	MXN	607,770	—	(368)
Mexican Interbank Rate (M)	Paying	6.83	07/01/19	MXN	601,250	—	(366)
Mexican Interbank Rate (M)	Paying	7.01	08/19/19	MXN	127,000	—	(65)
Mexican Interbank Rate (M)	Paying	7.04	08/19/19	MXN	127,000	—	(62)
Mexican Interbank Rate (M)	Paying	7.00	08/21/19	MXN	128,360	—	(66)
Mexican Interbank Rate (M)	Paying	7.01	08/22/19	MXN	107,500	—	(55)
Mexican Interbank Rate (M)	Paying	7.03	08/23/19	MXN	300,140	—	(147)
Mexican Interbank Rate (M)	Paying	7.25	10/21/19	MXN	48,100	—	(16)
Mexican Interbank Rate (M)	Paying	7.30	10/22/19	MXN	47,988	—	(14)
Mexican Interbank Rate (M)	Paying	7.31	10/22/19	MXN	96,200	—	(29)
Mexican Interbank Rate (M)	Paying	7.37	10/22/19	MXN	95,752	—	(25)
Mexican Interbank Rate (M)	Paying	7.34	10/24/19	MXN	230,820	—	(62)
Mexican Interbank Rate (M)	Paying	7.70	12/12/19	MXN	338,100	—	17
Mexican Interbank Rate (M)	Paying	7.72	12/13/19	MXN	332,600	—	21
Mexican Interbank Rate (M)	Paying	7.92	12/16/19	MXN	395,160	—	93
Mexican Interbank Rate (M)	Paying	7.68	01/24/20	MXN	204,736	—	12
Mexican Interbank Rate (M)	Paying	7.70	01/24/20	MXN	64,674	—	4
US CPURNSA (A)	Receiving	2.42	02/06/43		609	(1)	(16)
US CPURNSA (A)	Receiving	2.15	08/04/47		374	—	19
US CPURNSA (A)	Receiving	2.16	08/04/47		631	—	29
US CPURNSA (A)	Receiving	2.13	08/22/47		797	—	44

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	2.15	08/25/47	792	—	40
US CPURNSA (A)	Receiving	2.15	09/01/47	790	—	40
US CPURNSA (A)	Receiving	2.22	10/05/47	688	—	22
US CPURNSA (A)	Paying	2.41	02/06/33	609	—	7
					197	(3,256)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.29 (Q)	1.00	06/20/23	735	13	(1)	(2)
Federation of Malaysia, 1.00%, 12/20/22 (Q)	1.00	06/20/23	50,000	(630)	(6)	(15)
iTraxx Europe Senior Series 28 (Q)	1.00	12/20/22	19,830	(512)	(28)	39
Republic of Chile, 3.88%, 08/05/20 (Q)	1.00	06/20/23	4,875	(116)	(4)	(6)
Republic of Chile, 3.88%, 08/05/20 (Q)	1.00	06/20/23	1,550	(37)	(1)	(1)
Republic of Chile, 3.88%, 08/05/20 (Q)	1.00	06/20/23	643	(15)	(1)	—
Republic of Colombia, 10.38%, 01/28/33 (Q)	1.00	06/20/23	2,431	8	(3)	(4)
Republic of Colombia, 10.38%, 01/28/33 (Q)	1.00	06/20/23	4,559	14	(5)	(4)
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	5,502	61	(2)	(1)
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	6,602	73	—	12
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	2,989	33	(3)	(3)
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	8,802	97	1	(5)
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	8,802	97	1	(1)
Russian Federation, 7.50%, 03/31/30 (Q)	1.00	06/20/23	4,401	49	—	(4)
State of Qatar, 9.75%, 06/15/30 (Q)	1.00	12/20/22	2,380	(22)	—	(22)
United Mexican States, 4.15%, 03/28/27 (Q)	1.00	06/20/23	10,625	45	(13)	(61)
United Mexican States, 4.15%, 03/28/27 (Q)	1.00	06/20/23	5,102	21	(6)	(28)
				(821)	(71)	(106)

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	6.86	08/09/18		17,500,000	13
Chinese Offshore Yuan versus USD ‡	BOA	Call	CNH	7.40	11/12/18		16,700,000	8
Chinese Offshore Yuan versus USD ‡	CGM	Call	CNH	6.85	07/23/18		16,000,000	9
Chinese Offshore Yuan versus USD ‡	CIT	Call	CNH	6.65	04/26/18		9,000,000	—
Chinese Offshore Yuan versus USD ‡	CIT	Call	CNH	6.69	04/24/18		13,785,000	—
Chinese Offshore Yuan versus USD ‡	CIT	Call	CNH	7.45	11/09/18		17,000,000	7
Chinese Offshore Yuan versus USD ‡	DUB	Call	CNH	7.40	11/12/18		3,840,000	2
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	7.40	11/12/18		11,900,000	6
Chinese Offshore Yuan versus USD ‡	JPM	Call	CNH	7.45	11/09/18		15,440,000	7
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	6.69	04/23/18		15,800,000	—
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	6.96	08/20/18		9,660,000	6
Euro versus USD ‡	BNP	Call	EUR	0.88	02/28/22		19,106,000	43
Euro versus USD ‡	GSC	Call	EUR	0.87	02/24/22		19,130,000	37
Euro versus USD ‡	BNP	Put		1.22	02/27/20	EUR	8,182,000	172
Euro versus USD ‡	CIT	Put		1.21	02/27/20	EUR	16,406,000	302
Euro versus USD ‡	GSC	Put		1.21	02/27/20	EUR	8,182,000	155
								767
Index Options
FTSE 100 Index	GSC	Call	GBP	6,275.00	02/15/22		299	298
								298

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Forward Foreign Currency Contracts

Purchased/ Sold		Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD		DUB	04/19/18	ARS	18,589	916	(22)
ARS/USD		BNP	04/23/18	ARS	18,589	914	11
ARS/USD		BNP	04/24/18	ARS	11,860	583	(11)
ARS/USD		JPM	04/25/18	ARS	11,077	544	(3)
ARS/USD		BNP	05/23/18	ARS	11,004	532	6
ARS/USD		BNP	06/05/18	ARS	39,162	1,881	33
ARS/USD		DUB	06/12/18	ARS	101,757	4,868	122
ARS/USD		BNP	06/19/18	ARS	40,334	1,922	30
AUD/USD		DUB	04/11/18	AUD	7,949	6,105	130
AUD/USD		GSC	05/02/18	AUD	193	148	(3)
AUD/USD		GSC	05/09/18	AUD	21,936	16,848	(331)
AUD/USD		SCB	05/29/18	AUD	2,503	1,923	(34)
AUD/USD		GSC	06/05/18	AUD	1,500	1,152	(64)
CNY/USD		DUB	06/25/18	CNY	23,262	3,686	25
CNY/USD		SCB	06/25/18	CNY	27,542	4,364	31
COP/USD		DUB	04/30/18	COP	6,608,563	2,364	60
COP/USD		SCB	05/09/18	COP	39,627,740	14,173	345
COP/USD		BNP	05/15/18	COP	2,979,170	1,065	43
COP/USD		CIT	05/15/18	COP	7,387,581	2,641	108
COP/USD		JPM	05/15/18	COP	7,459,679	2,667	111
COP/USD		SCB	05/15/18	COP	2,979,170	1,065	42
COP/USD		CIT	05/31/18	COP	4,481,537	1,601	39
COP/USD		CIT	06/01/18	COP	3,597,207	1,285	31
COP/USD		SCB	06/01/18	COP	2,761,493	987	23
COP/USD		CIT	06/12/18	COP	9,725,040	3,472	82
COP/USD		CIT	06/15/18	COP	3,697,418	1,320	26
COP/USD		DUB	06/18/18	COP	3,632,912	1,297	23
COP/USD		JPM	06/25/18	COP	2,193,178	783	18
COP/USD		SCB	06/25/18	COP	1,953,759	697	15
CZK/EUR		GSC	04/05/18	EUR	(2,748)	(3,381)	6
CZK/EUR		CIT	05/07/18	EUR	(2,033)	(2,508)	(19)
CZK/EUR		JPM	05/10/18	EUR	(9,265)	(11,430)	72
CZK/EUR		GSC	06/14/18	EUR	(1,272)	(1,574)	1
CZK/EUR		JPM	06/28/18	EUR	(6,376)	(7,896)	20
CZK/EUR		GSC	08/09/18	EUR	(2,743)	(3,409)	2
CZK/EUR		JPM	09/20/18	EUR	(13,302)	(16,587)	3
DOP/USD	*	CIT	07/26/18	DOP	46,633	929	(13)
EGP/USD		CIT	05/21/18	EGP	2,211	124	5
EUR/CZK		GSC	04/05/18	CZK	(69,915)	(3,387)	(3)
EUR/CZK		JPM	05/10/18	CZK	(68,040)	(3,302)	(2)
EUR/USD		SCB	04/03/18	EUR	271	334	(2)
EUR/USD		JPM	04/04/18	EUR	7	9	—
EUR/USD		SCB	04/04/18	EUR	844	1,038	—
EUR/USD		JPM	04/06/18	EUR	658	810	(16)
EUR/USD		DUB	06/07/18	EUR	1,249	1,544	(14)
EUR/USD		DUB	06/07/18	EUR	271	335	—
EUR/USD		SCB	06/12/18	EUR	163	201	10
EUR/USD		GSC	07/12/18	EUR	287	356	(1)
EUR/USD		GSC	07/12/18	EUR	1,286	1,594	—
EUR/HUF		GSC	04/03/18	HUF	(1,294,591)	(5,100)	33
EUR/HUF		SCB	04/05/18	HUF	(644,279)	(2,538)	17
EUR/HUF		CIT	04/23/18	HUF	(585,383)	(2,309)	4
EUR/HUF		DUB	05/07/18	HUF	(210,261)	(830)	(1)
EUR/HUF		GSC	05/07/18	HUF	(552,600)	(2,181)	19
EUR/HUF		GSC	06/04/18	HUF	(1,294,591)	(5,120)	(3)
EUR/HUF		CIT	06/05/18	HUF	(736,320)	(2,912)	(15)
EUR/NOK		BOA	04/03/18	NOK	(36,065)	(4,601)	—
EUR/NOK		CIT	04/03/18	NOK	(37,702)	(4,810)	(3)
EUR/NOK		JPM	04/03/18	NOK	(2,193)	(280)	2
EUR/PLN		GSC	04/03/18	PLN	(21,430)	(6,260)	6
EUR/RON		CIT	01/23/19	RON	(8,523)	(2,250)	(27)
EUR/RON		DUB	01/23/19	RON	(8,600)	(2,270)	(28)
EUR/RON		JPM	01/23/19	RON	(5,211)	(1,376)	(14)
EUR/RON		BNP	01/28/19	RON	(5,013)	(1,323)	(20)
EUR/RON		DUB	01/28/19	RON	(7,101)	(1,875)	(23)
EUR/RON		BNP	02/01/19	RON	(9,538)	(2,518)	(29)
EUR/RON		CIT	02/01/19	RON	(16,737)	(4,418)	(52)
EUR/RON		DUB	02/01/19	RON	(3,411)	(900)	(11)
EUR/RON		DUB	02/14/19	RON	(1,529)	(404)	(3)
EUR/RON		SCB	02/14/19	RON	(765)	(202)	(2)
EUR/RON		JPM	02/19/19	RON	(5,930)	(1,565)	(11)
EUR/RON		BNP	02/20/19	RON	(7,655)	(2,020)	(15)
EUR/RON		DUB	02/20/19	RON	(5,359)	(1,414)	(11)
EUR/RON		CIT	02/22/19	RON	(5,362)	(1,415)	(11)
EUR/RON		DUB	02/22/19	RON	(4,789)	(1,264)	(10)
EUR/RSD		DUB	04/04/18	RSD	(100,000)	(1,040)	(2)
EUR/SEK		DUB	04/24/18	SEK	(1,977)	(237)	4
EUR/SEK		DUB	05/21/18	SEK	(41,085)	(4,937)	95
EUR/SEK		GSC	06/05/18	SEK	(54,008)	(6,498)	150
HUF/EUR		GSC	04/03/18	EUR	(4,143)	(5,097)	2
ILS/USD		GSC	05/09/18	ILS	70,976	20,279	(259)
INR/USD		DUB	05/21/18	INR	626,626	9,551	(8)
INR/USD		CIT	06/25/18	INR	21,261	323	—
INR/USD		GSC	06/25/18	INR	215,620	3,273	9
JPY/USD		SCB	05/24/18	JPY	132,975	1,254	5
KRW/USD		BNP	04/16/18	KRW	2,693,200	2,528	6
KRW/USD		GSC	04/16/18	KRW	14,825,504	13,916	47
KRW/USD		GSC	05/02/18	KRW	4,399,000	4,131	5
KRW/USD		SCB	05/02/18	KRW	1,051,760	988	2
KZT/USD		CIT	04/03/18	KZT	196,595	616	1
KZT/USD		DUB	04/03/18	KZT	196,596	616	31
KZT/USD		CIT	04/09/18	KZT	440,621	1,379	62
KZT/USD		DUB	04/11/18	KZT	579,430	1,812	133
KZT/USD		GSC	04/13/18	KZT	187,208	585	6
KZT/USD		GSC	04/19/18	KZT	397,536	1,241	12
KZT/USD		GSC	04/20/18	KZT	601,976	1,879	114
KZT/USD		DUB	04/23/18	KZT	1,134,901	3,540	25
KZT/USD		DUB	04/30/18	KZT	603,571	1,880	123
KZT/USD		GSC	05/02/18	KZT	189,247	589	38
KZT/USD		SCB	05/02/18	KZT	201,806	628	42
KZT/USD		GSC	05/14/18	KZT	393,803	1,223	81
KZT/USD		DUB	05/15/18	KZT	261,904	813	47
KZT/USD		DUB	05/16/18	KZT	246,030	764	9
KZT/USD		SCB	05/22/18	KZT	262,616	814	60
KZT/USD		SCB	05/23/18	KZT	131,308	407	30
KZT/USD		GSC	05/31/18	KZT	556,833	1,723	57
KZT/USD		DUB	06/01/18	KZT	163,673	506	16
KZT/USD		SCB	06/05/18	KZT	164,408	508	18
KZT/USD		SCB	06/06/18	KZT	180,465	558	31
KZT/USD		SCB	06/07/18	KZT	163,918	507	17
KZT/USD		GSC	06/12/18	KZT	164,899	509	19
KZT/USD		CIT	06/13/18	KZT	136,000	420	25
KZT/USD		GSC	06/13/18	KZT	164,899	509	19
KZT/USD		DUB	06/20/18	KZT	388,096	1,197	69
KZT/USD		DUB	07/10/18	KZT	61,599	189	12
KZT/USD		SCB	07/12/18	KZT	776,589	2,386	75
KZT/USD		GSC	07/16/18	KZT	307,830	945	24
KZT/USD		DUB	08/27/18	KZT	1,289,273	3,928	266
MAD/USD		BNP	06/07/18	MAD	2,841	308	28
MAD/USD		SCB	06/11/18	MAD	4,145	449	43
MAD/USD		SCB	07/13/18	MAD	12,013	1,295	105
MAD/USD		SCB	07/16/18	MAD	21,736	2,342	190
MAD/USD		SCB	12/13/18	MAD	11,622	1,241	66
MAD/USD		BNP	12/14/18	MAD	22,087	2,358	124
MAD/USD		BNP	01/22/19	MAD	7,375	786	15
NGN/USD		SCB	04/03/18	NGN	232,475	646	(1)
NGN/USD		SCB	04/04/18	NGN	232,099	645	(1)
NOK/EUR		CIT	04/03/18	EUR	(3,939)	(4,847)	(7)
NOK/EUR		JPM	04/03/18	EUR	(3,940)	(4,848)	(8)
NOK/EUR		JPM	04/03/18	EUR	(9)	(11)	—
NOK/EUR		DUB	05/28/18	EUR	(2,134)	(2,637)	1
NOK/EUR		CIT	05/31/18	EUR	(1,850)	(2,286)	—
NOK/EUR		GSC	05/31/18	EUR	(4,268)	(5,274)	2
NOK/EUR		BOA	08/06/18	EUR	(3,720)	(4,622)	(2)
NOK/EUR		CIT	08/06/18	EUR	(3,887)	(4,829)	1
OMR/USD		BNP	01/23/19	OMR	870	2,242	(1)
PEN/USD		JPM	04/05/18	PEN	9,354	2,899	15
PEN/USD		SCB	05/16/18	PEN	15,434	4,777	58

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold		Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PHP/USD		DUB	04/23/18	PHP	31,870	610	(17)
PHP/USD		GSC	04/23/18	PHP	64,200	1,229	(34)
PHP/USD		BNP	05/02/18	PHP	251,860	4,820	(59)
PHP/USD		JPM	05/02/18	PHP	166,590	3,188	(40)
PLN/EUR		GSC	04/03/18	EUR	(5,147)	(6,333)	(73)
PLN/EUR		SCB	04/05/18	EUR	(2,497)	(3,073)	(33)
PLN/EUR		CIT	04/23/18	EUR	(2,202)	(2,713)	(35)
PLN/EUR		BNP	05/07/18	EUR	(844)	(1,041)	(11)
PLN/EUR		DUB	05/07/18	EUR	(757)	(933)	4
PLN/EUR		GSC	05/07/18	EUR	(974)	(1,201)	(1)
PLN/EUR		GSC	06/04/18	EUR	(4,104)	(5,073)	(6)
PLN/EUR		CIT	06/05/18	EUR	(2,388)	(2,952)	(14)
RON/EUR		DUB	02/22/19	EUR	(675)	(853)	—
RSD/EUR	*	DUB	04/04/18	EUR	(1,643)	(2,021)	96
RSD/EUR	*	DUB	04/16/18	EUR	(1,332)	(1,641)	—
RSD/EUR	*	CIT	04/27/18	EUR	(1,821)	(2,244)	53
RSD/EUR	*	DUB	05/16/18	EUR	(841)	(1,038)	—
RSD/EUR	*	DUB	09/07/18	EUR	(1,899)	(2,365)	79
RSD/EUR	*	DUB	09/13/18	EUR	(1,255)	(1,564)	47
RSD/EUR	*	DUB	09/17/18	EUR	(627)	(782)	19
RSD/EUR	*	DUB	09/18/18	EUR	(627)	(782)	18
RSD/EUR	*	CIT	09/24/18	EUR	(644)	(803)	19
RSD/EUR	*	DUB	09/26/18	EUR	(620)	(774)	19
RSD/EUR	*	DUB	10/10/18	EUR	(310)	(387)	9
RSD/EUR	*	DUB	10/18/18	EUR	(509)	(636)	12
RUB/USD		DUB	04/11/18	RUB	104,924	1,830	8
RUB/USD		GSC	04/12/18	RUB	78,576	1,370	74
RUB/USD		GSC	04/16/18	RUB	181,910	3,171	134
SEK/EUR		DUB	04/24/18	EUR	(201)	(248)	(11)
SEK/EUR		DUB	05/21/18	EUR	(4,146)	(5,119)	(182)
SEK/EUR		GSC	06/05/18	EUR	(5,515)	(6,818)	(319)
SGD/USD		DUB	04/06/18	SGD	15,869	12,104	97
SGD/USD		DUB	04/16/18	SGD	6,594	5,031	4
SGD/USD		GSC	04/16/18	SGD	7,640	5,829	3
SGD/USD		DUB	05/07/18	SGD	7,898	6,028	37
SGD/USD		BOA	05/14/18	SGD	378	289	3
SGD/USD		GSC	05/30/18	SGD	5,050	3,857	25
THB/USD		CIT	05/10/18	THB	48,230	1,544	26
THB/USD		DUB	05/10/18	THB	85,740	2,746	(7)
THB/USD		DUB	05/10/18	THB	1,990	64	2
THB/USD		SCB	05/10/18	THB	13,136	421	(3)
THB/USD		SCB	05/10/18	THB	67,000	2,145	119
THB/USD		DUB	05/15/18	THB	62,400	1,998	9
TRY/USD		GSC	04/12/18	TRY	18,069	4,567	(73)
TRY/USD		SCB	04/24/18	TRY	12,701	3,199	(74)
TRY/USD		DUB	01/28/19	TRY	9,945	2,296	(90)
TRY/USD		SCB	01/28/19	TRY	9,945	2,296	(90)
TRY/USD		GSC	02/03/20	TRY	23,946	4,937	(276)
TRY/USD		JPM	02/03/20	TRY	12,676	2,614	(118)
TRY/USD		DUB	02/10/20	TRY	9,945	2,046	(112)
TRY/USD		SCB	02/10/20	TRY	18,225	3,750	(211)
TRY/USD		GSC	02/14/20	TRY	18,069	3,713	(211)
TRY/USD		SCB	02/14/20	TRY	12,701	2,610	(149)
TWD/USD		GSC	04/23/18	TWD	73,000	2,507	(14)
TWD/USD		JPM	04/23/18	TWD	90,590	3,111	(6)
TWD/USD		SCB	04/23/18	TWD	66,000	2,267	(12)
USD/AED		SCB	10/16/19	AED	(5,215)	(1,417)	(3)
USD/AED		BNP	02/03/20	AED	(35,804)	(9,724)	(17)
USD/AED		BNP	02/05/20	AED	(48,790)	(13,250)	(23)
USD/AED		BNP	02/18/20	AED	(3,735)	(1,014)	(2)
USD/AUD		DUB	04/11/18	AUD	(21)	(16)	—
USD/BHD		BOA	09/19/19	BHD	(837)	(2,192)	(12)
USD/BHD		SCB	09/25/19	BHD	(587)	(1,537)	(11)
USD/BHD		SCB	10/03/19	BHD	(352)	(921)	(5)
USD/BHD		SCB	10/07/19	BHD	(1,795)	(4,697)	(25)
USD/BHD		BOA	10/15/19	BHD	(235)	(615)	(4)
USD/BHD		BOA	10/31/19	BHD	(389)	(1,017)	(7)
USD/BHD		BOA	11/04/19	BHD	(538)	(1,406)	(9)
USD/BHD		BNP	02/24/20	BHD	(351)	(912)	1
USD/BHD		BNP	03/02/20	BHD	(351)	(912)	—
USD/BHD		BNP	03/19/20	BHD	(268)	(696)	(3)
USD/BHD		BNP	03/23/20	BHD	(335)	(870)	(1)
USD/BHD		BNP	03/26/20	BHD	(257)	(667)	—
USD/CLP		JPM	05/07/18	CLP	(2,003,000)	(3,317)	38
USD/CLP		BNP	06/20/18	CLP	(506,790)	(839)	(6)
USD/COP		CIT	04/23/18	COP	(6,736,000)	(2,410)	(64)
USD/EUR		DUB	04/03/18	EUR	(271)	(334)	—
USD/EUR		GSC	04/04/18	EUR	(7)	(9)	—
USD/EUR		JPM	04/06/18	EUR	(5,770)	(7,102)	(237)
USD/EUR		JPM	04/10/18	EUR	(7)	(9)	—
USD/EUR		SCB	04/12/18	EUR	(4,727)	(5,819)	(195)
USD/EUR		SCB	05/07/18	EUR	(19,687)	(24,283)	317
USD/EUR		JPM	05/10/18	EUR	(7,063)	(8,714)	(283)
USD/EUR		SCB	05/17/18	EUR	(10,426)	(12,870)	(450)
USD/EUR		SCB	05/24/18	EUR	(11,343)	(14,009)	(200)
USD/EUR		SCB	05/24/18	EUR	(844)	(1,042)	—
USD/EUR		JPM	05/29/18	EUR	(9)	(11)	—
USD/EUR		BNP	06/07/18	EUR	(292)	(361)	(26)
USD/EUR		DUB	06/07/18	EUR	(1,753)	(2,167)	(129)
USD/EUR		SCB	06/11/18	EUR	(217)	(268)	(20)
USD/EUR		SCB	06/12/18	EUR	(1,766)	(2,185)	(82)
USD/EUR		SCB	06/12/18	EUR	(382)	(471)	—
USD/EUR		GSC	06/21/18	EUR	(2,948)	(3,650)	(7)
USD/EUR		GSC	06/21/18	EUR	(559)	(692)	6
USD/EUR		DUB	06/28/18	EUR	(3,999)	(4,953)	9
USD/EUR		GSC	07/12/18	EUR	(21,945)	(27,211)	305
USD/EUR		GSC	07/19/18	EUR	(3,979)	(4,936)	51
USD/EUR		SCB	07/26/18	EUR	(6,411)	(7,959)	76
USD/EUR		SCB	08/02/18	EUR	(16,330)	(20,283)	21
USD/EUR		SCB	08/16/18	EUR	(1,384)	(1,721)	20
USD/EUR		SCB	08/23/18	EUR	(5,324)	(6,624)	31
USD/EUR		DUB	08/30/18	EUR	(3,397)	(4,229)	8
USD/EUR		JPM	09/13/18	EUR	(11,028)	(13,743)	163
USD/INR		DUB	05/21/18	INR	(34,560)	(527)	4
USD/JPY		SCB	05/24/18	JPY	(473,156)	(4,462)	(214)
USD/JPY		GSC	08/09/18	JPY	(170,108)	(1,613)	(37)
USD/KRW		SSB	04/03/18	KRW	(139,203)	(131)	(1)
USD/KRW		BNP	04/16/18	KRW	(3,280,800)	(3,079)	(10)
USD/KRW		DUB	04/16/18	KRW	(6,586,676)	(6,182)	(14)
USD/KRW		GSC	04/16/18	KRW	(3,102,200)	(2,912)	(8)
USD/KRW		GSC	04/16/18	KRW	(868,600)	(815)	2
USD/KRW		BNP	05/02/18	KRW	(10,607,900)	(9,962)	(25)
USD/KRW		GSC	05/29/18	KRW	(4,270,250)	(4,014)	(43)
USD/KZT		CIT	04/03/18	KZT	(196,595)	(616)	(1)
USD/LKR		CIT	04/02/18	LKR	(55,130)	(354)	(1)
USD/MAD		SCB	07/16/18	MAD	(21,736)	(2,342)	16
USD/MAD		BNP	12/14/18	MAD	(7,517)	(802)	5
USD/NZD		DUB	04/11/18	NZD	(7,068)	(5,108)	(257)
USD/NZD		GSC	05/02/18	NZD	(372)	(269)	2
USD/NZD		GSC	05/09/18	NZD	(30,267)	(21,872)	134
USD/NZD		SCB	05/29/18	NZD	(7,479)	(5,404)	48
USD/NZD		GSC	06/05/18	NZD	(4,923)	(3,557)	71
USD/NZD		JPM	06/12/18	NZD	(7,867)	(5,684)	25
USD/NZD		GSC	07/16/18	NZD	(11,686)	(8,443)	118
USD/OMR		BNP	08/15/18	OMR	(347)	(900)	(63)
USD/OMR		BNP	01/23/19	OMR	(1,156)	(2,979)	(183)
USD/OMR		BNP	01/24/19	OMR	(1,156)	(2,979)	(183)
USD/OMR		BNP	04/03/19	OMR	(2,773)	(7,122)	(102)
USD/OMR		BNP	05/02/19	OMR	(1,401)	(3,593)	(78)
USD/OMR		SCB	05/28/19	OMR	(723)	(1,852)	(49)
USD/OMR		SCB	06/05/19	OMR	(2,031)	(5,201)	(106)
USD/OMR		BNP	08/14/19	OMR	(2,303)	(5,877)	(228)
USD/OMR		BNP	08/21/19	OMR	(3,010)	(7,681)	(258)
USD/OMR		BNP	08/28/19	OMR	(1,966)	(5,014)	(170)
USD/PEN		BOA	04/05/18	PEN	(2,836)	(879)	(10)
USD/PEN		SCB	04/05/18	PEN	(6,518)	(2,020)	(22)
USD/PEN		SCB	04/06/18	PEN	(375)	(116)	(1)
USD/PEN		BNP	05/16/18	PEN	(4,664)	(1,444)	(12)
USD/PEN		BOA	05/16/18	PEN	(7,592)	(2,350)	(22)
USD/PEN		DUB	05/16/18	PEN	(2,803)	(868)	(9)
USD/PHP		GSC	05/02/18	PHP	(64,380)	(1,232)	(1)
USD/QAR	*	SCB	12/06/18	QAR	(4,340)	(1,183)	(17)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold		Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/QAR	*	SCB	12/10/18	QAR	(5,210)	(1,421)	(20)
USD/QAR	*	SCB	12/13/18	QAR	(2,052)	(559)	(5)
USD/QAR	*	BNP	12/17/18	QAR	(1,023)	(279)	(2)
USD/QAR	*	BNP	12/19/18	QAR	(2,375)	(647)	(4)
USD/QAR	*	BNP	01/08/19	QAR	(3,240)	(884)	(2)
USD/QAR	*	BNP	01/09/19	QAR	(3,241)	(883)	(2)
USD/QAR	*	BNP	01/10/19	QAR	(3,250)	(885)	(5)
USD/QAR	*	SCB	01/10/19	QAR	(4,066)	(1,108)	(7)
USD/QAR	*	BNP	01/16/19	QAR	(1,023)	(279)	(1)
USD/SGD		DUB	04/06/18	SGD	(2,885)	(2,201)	(18)
USD/THB		CIT	05/10/18	THB	(48,230)	(1,544)	(9)
USD/THB		DUB	05/10/18	THB	(62,000)	(1,985)	(12)
USD/THB		DUB	05/10/18	THB	(98,926)	(3,168)	15
USD/THB		SCB	05/10/18	THB	(129,400)	(4,143)	(27)
USD/THB		DUB	05/15/18	THB	(62,400)	(1,998)	(9)
USD/TRY		GSC	04/12/18	TRY	(18,069)	(4,568)	147
USD/TRY		SCB	04/24/18	TRY	(12,701)	(3,199)	100
USD/TRY		DUB	01/28/19	TRY	(9,945)	(2,296)	89
USD/TRY		SCB	01/28/19	TRY	(9,945)	(2,296)	92
USD/TWD		CIT	04/23/18	TWD	(34,590)	(1,188)	2
USD/TWD		GSC	04/23/18	TWD	(146,000)	(5,014)	8
USD/TWD		JPM	04/23/18	TWD	(43,000)	(1,477)	4
USD/TWD		SCB	04/23/18	TWD	(6,000)	(206)	1
USD/TWD		JPM	07/24/18	TWD	(36,000)	(1,245)	7
USD/TWD		GSC	10/23/18	TWD	(73,000)	(2,543)	24
USD/TWD		SCB	10/23/18	TWD	(66,000)	(2,299)	20
USD/TWD		JPM	04/24/19	TWD	(54,590)	(1,927)	10
USD/ZAR		GSC	04/12/18	ZAR	(18,831)	(1,589)	(95)
USD/ZAR		BNP	05/15/18	ZAR	(53,178)	(4,465)	(656)
USD/ZAR		SCB	06/14/18	ZAR	(11,925)	(997)	(2)
USD/ZAR		SCB	06/15/18	ZAR	(34,404)	(2,877)	(429)
USD/ZAR		DUB	07/13/18	ZAR	(106,172)	(8,846)	(263)
UYU/USD	*	CGM	04/16/18	UYU	53,381	1,880	94
UYU/USD	*	CIT	04/24/18	UYU	6,130	216	4
UYU/USD	*	CGM	04/27/18	UYU	66,537	2,339	109
UYU/USD	*	JPM	05/07/18	UYU	49,615	1,741	24
UYU/USD	*	CIT	05/08/18	UYU	39,720	1,393	74
UYU/USD	*	CGM	06/15/18	UYU	53,875	1,878	93
UYU/USD	*	CIT	08/08/18	UYU	40,340	1,391	72
UYU/USD	*	CIT	09/10/18	UYU	54,100	1,853	94
UYU/USD	*	CIT	10/09/18	UYU	54,360	1,851	93
UYU/USD	*	CIT	11/08/18	UYU	40,980	1,388	69
UYU/USD	*	CIT	11/13/18	UYU	25,680	869	42
ZAR/USD		SCB	06/15/18	ZAR	10,860	908	(3)
ZAR/USD		SCB	06/15/18	ZAR	22,190	1,856	83
ZAR/USD		DUB	07/13/18	ZAR	97,677	8,138	(122)
						(324,857)	(1,290)

*Forward Foreign Currency Contract fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investments.

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M New Zealand Bank Bill Forward Rate Agreement (S)	Paying	JPM	4.06	06/04/23	NZD	1,890	—	111
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	BOA	3.37	04/11/26	SAR	9,000	—	(39)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	BOA	3.43	05/10/26	SAR	7,148	—	(37)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	DUB	2.64	02/25/21	SAR	15,703	—	40
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	DUB	2.76	03/07/21	SAR	13,086	—	22
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.16	08/03/20	SAR	16,320	—	24
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.35	08/12/20	SAR	16,235	—	1
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.40	08/17/20	SAR	17,174	—	(5)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.40	08/17/20	SAR	18,189	—	(4)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	2.46	08/19/20	SAR	20,007	—	(14)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	3.41	08/22/20	SAR	13,898	—	(113)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	3.46	05/09/26	SAR	14,229	—	(84)
3M Saudi Riyal Interbank Offered Rate (Q)	Receiving	GSC	3.71	06/06/26	SAR	6,210	—	(67)
Chilean Interbank Rate (S)	Receiving	GSC	3.56	10/04/22	CLP	3,600,190	—	(53)
Chilean Interbank Rate (S)	Receiving	GSC	3.57	10/05/22	CLP	3,497,330	—	(54)
Chilean Interbank Rate (S)	Receiving	GSC	3.57	10/06/22	CLP	1,748,660	—	(27)
Chilean Interbank Rate (S)	Receiving	GSC	3.59	10/10/22	CLP	3,497,330	—	(57)
Chilean Interbank Rate (S)	Receiving	GSC	3.50	10/26/22	CLP	1,603,130	—	(12)
Chilean Interbank Rate (S)	Receiving	GSC	3.54	10/30/22	CLP	618,351	—	(6)
Chilean Interbank Rate (S)	Receiving	GSC	3.57	12/04/22	CLP	3,114,660	—	(20)
Chilean Interbank Rate (S)	Receiving	GSC	3.56	12/05/22	CLP	641,250	—	(4)
Chilean Interbank Rate (S)	Receiving	GSC	3.60	01/04/23	CLP	458,544	—	(3)
Korean Won 3M Certificate of Deposit (Q)	Receiving	BNP	1.92	02/07/27	KRW	2,554,000	—	71
Korean Won 3M Certificate of Deposit (Q)	Receiving	BNP	1.85	02/07/37	KRW	1,389,000	—	110
Korean Won 3M Certificate of Deposit (Q)	Receiving	GSC	2.03	07/12/37	KRW	329,900	—	18
Mumbai Interbank Offered Rate (A)	Paying	BNP	6.10	06/23/22	INR	80,162	—	(25)
Mumbai Interbank Offered Rate (S)	Paying	BOA	6.12	06/14/22	INR	881,100	—	(217)
Mumbai Interbank Offered Rate (S)	Paying	BOA	6.09	06/15/22	INR	362,700	—	(95)
Mumbai Interbank Offered Rate (S)	Paying	BOA	6.15	06/29/22	INR	327,900	—	(76)
Mumbai Interbank Offered Rate (S)	Paying	BOA	6.21	07/10/22	INR	171,700	—	(34)
Mumbai Interbank Offered Rate (S)	Paying	BOA	6.69	12/22/22	INR	214,600	—	21
Mumbai Interbank Offered Rate (S)	Paying	BOA	6.61	01/09/23	INR	178,900	—	5
Mumbai Interbank Offered Rate (S)	Paying	CGM	6.12	06/29/22	INR	355,500	—	(89)
Mumbai Interbank Offered Rate (S)	Paying	CGM	6.14	06/29/22	INR	175,400	—	(42)
Mumbai Interbank Offered Rate (S)	Paying	CGM	6.18	06/30/22	INR	160,300	—	(34)
Mumbai Interbank Offered Rate (S)	Paying	DUB	6.69	12/22/22	INR	181,800	—	17

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Mumbai Interbank Offered Rate (S)	Paying	DUB	6.70	12/27/22	INR	212,200	—	20
Mumbai Interbank Offered Rate (S)	Paying	GSC	6.10	06/15/22	INR	257,200	—	(66)
Mumbai Interbank Offered Rate (S)	Paying	GSC	6.12	06/19/22	INR	179,400	—	(44)
Mumbai Interbank Offered Rate (S)	Paying	GSC	6.16	06/29/22	INR	329,200	—	(75)
Mumbai Interbank Offered Rate (S)	Paying	GSC	6.23	07/07/22	INR	67,480	—	(13)
Mumbai Interbank Offered Rate (S)	Paying	GSC	6.76	01/04/23	INR	141,400	—	18
Mumbai Interbank Offered Rate (S)	Paying	JPM	6.16	06/21/22	INR	47,380	—	(11)
Mumbai Interbank Offered Rate (S)	Paying	JPM	6.22	07/06/22	INR	42,200	—	(8)
Mumbai Interbank Offered Rate (S)	Paying	JPM	6.69	12/27/22	INR	212,000	—	17
Mumbai Interbank Offered Rate (S)	Paying	MSC	6.22	07/11/22	INR	72,120	—	(14)
Mumbai Interbank Offered Rate (S)	Paying	SCB	6.13	06/19/22	INR	140,600	—	(34)
Mumbai Interbank Offered Rate (S)	Paying	SCB	6.68	12/26/22	INR	181,500	—	14
US CPURNSA (A)	Receiving	BOA	1.97	06/23/27		13,660	—	417
							—	(550)

OTC Cross-Currency Swap Agreements

Receive Rate[2,10]	Pay Rate[10]	Counterparty	Expiration	Notional1 Received		Notional[1] Delivered		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Fixed rate of 1.23%	BNP	03/31/20		4,107	KRW	(4,574,300)	—	(155)
6M LIBOR (S)	Fixed rate of 1.10%	BNP	03/02/20		4,094	KRW	(4,641,500)	—	(249)
6M LIBOR (S)	Fixed rate of 1.19%	BNP	03/08/20		3,060	KRW	(3,542,200)	—	(261)
6M LIBOR (S)	Fixed rate of 1.18%	BNP	04/20/20		2,373	KRW	(2,693,200)	—	(147)
Fixed Rate of 0.89% (S)	Chilean Interbank Rate	GSC	10/04/22	CLF	126	CLP	(3,359,837)	—	40
Fixed Rate of 0.90% (S)	Chilean Interbank Rate	GSC	10/05/22	CLF	126	CLP	(3,360,060)	—	44
Fixed Rate of 0.90% (S)	Chilean Interbank Rate	GSC	10/06/22	CLF	63	CLP	(1,680,129)	—	22
Fixed Rate of 0.91% (S)	Chilean Interbank Rate	GSC	10/26/22	CLF	55	CLP	(1,464,433)	—	23
Fixed Rate of 0.92% (S)	Chilean Interbank Rate	GSC	10/11/22	CLF	126	CLP	(3,361,165)	—	48
Fixed Rate of 0.95% (S)	Chilean Interbank Rate	GSC	10/28/22	CLF	22	CLP	(585,633)	—	12
Fixed Rate of 0.95% (S)	Chilean Interbank Rate	GSC	12/05/22	CLF	23	CLP	(612,807)	—	5
Fixed Rate of 0.96% (S)	Chilean Interbank Rate	GSC	12/04/22	CLF	112	CLP	(3,002,133)	—	26
Fixed Rate of 0.99% (S)	Chilean Interbank Rate	GSC	01/04/23	CLF	16	CLP	(434,856)	—	5
								—	(587)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Federation of Malaysia, 1.00%, 12/20/22 (Q)	BNP	N/A	1.00	06/20/23	3,040	(40)	(39)	(1)
Kingdom of Thailand, 7.07%, 09/30/13 (Q)	DUB	N/A	1.00	06/20/18	4,900	(12)	(36)	24
Kingdom of Thailand, 7.07%, 09/30/13 (Q)	JPM	N/A	1.00	06/20/18	4,250	(11)	(15)	4
Lebanese Republic, 11.63%, 05/11/16 (Q)	GSC	N/A	5.00	12/20/18	245	(5)	(13)	8
Lebanese Republic, 11.63%, 05/11/16 (Q)	GSC	N/A	5.00	12/20/18	228	(4)	(12)	8
Lebanese Republic, 6.00%, 05/20/19 (Q)	BOA	N/A	1.00	06/20/22	1,110	129	152	(23)
Lebanese Republic, 6.00%, 05/20/19 (Q)	BOA	N/A	1.00	12/20/22	1,500	199	231	(32)
Lebanese Republic, 6.00%, 05/20/19 (Q)	GSC	N/A	1.00	12/20/22	1,530	203	231	(28)
Oman Government International Bond, 3.88%, 03/08/22 (Q)	BOA	N/A	1.00	06/20/22	2,769	74	135	(61)
Oman Government International Bond, 3.88%, 03/08/22 (Q)	BOA	N/A	1.00	12/20/22	2,216	83	125	(42)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/18	5,350	(13)	(67)	54
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/18	5,900	(14)	(74)	60
Republic of Colombia, 10.38%, 01/28/33 (Q)	GSC	N/A	1.00	06/20/28	5,373	359	358	1
Republic of South Africa, 5.50%, 03/09/20 (Q)	JPM	N/A	1.00	06/20/23	5,680	137	522	(385)
Republic of South Africa, 5.50%, 03/09/20 (Q)	GSC	N/A	1.00	12/20/23	13,500	458	1,769	(1,311)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	1,180	84	199	(115)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	3,800	269	710	(441)
Republic of South Africa, 5.50%, 03/09/20 (Q)	BNP	N/A	1.00	12/20/25	3,170	224	592	(368)
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	03/20/19	900	(7)	(15)	8
State of Qatar, 9.75%, 06/15/30 (Q)	BNP	N/A	1.00	06/20/19	1,019	(9)	(19)	10
State of Qatar, 9.75%, 06/15/30 (Q)	BOA	N/A	1.00	06/20/19	1,020	(9)	(26)	17
State of Qatar, 9.75%, 06/15/30 (Q)	BOA	N/A	1.00	06/20/19	1,020	(9)	(24)	15

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/19	3,830	(35)	(89)	54
State of Qatar, 9.75%, 06/15/30 (Q)	DUB	N/A	1.00	06/20/19	1,019	(9)	(18)	9
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	06/20/19	1,953	(18)	(38)	20
State of Qatar, 9.75%, 06/15/30 (Q)	JPM	N/A	1.00	06/20/19	970	(9)	(25)	16
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	5,400	(76)	66	(142)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	1,850	(26)	42	(68)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/20	1,930	(27)	30	(57)
State of Qatar, 9.75%, 06/15/30 (Q)	BNP	N/A	1.00	06/20/21	3,140	(47)	15	(62)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	990	(15)	7	(22)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	590	(9)	3	(12)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	270	(4)	1	(5)
State of Qatar, 9.75%, 06/15/30 (Q)	CGM	N/A	1.00	06/20/21	400	(6)	3	(9)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	530	(8)	3	(11)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	1,190	(17)	10	(27)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	3,150	(47)	18	(65)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	06/20/21	920	(13)	—	(13)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/23	700	(2)	2	(4)
State of Qatar, 9.75%, 06/15/30 (Q)	GSC	N/A	1.00	12/20/23	2,506	(5)	4	(9)
					101,038	1,713	4,718	(3,005)
Credit default swap agreements - sell protection[4]
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	2.64	1.00	12/20/26	(5,928)	(682)	(1,007)	325
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	1.93	1.00	06/20/23	(2,000)	(87)	(120)	33
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	1.93	1.00	06/20/23	(2,236)	(98)	(128)	30
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	2.64	1.00	12/20/26	(6,175)	(711)	(1,049)	338
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	1.14	1.00	09/20/20	(4,400)	(13)	(343)	330
Republic of Turkey, 11.88%, 01/15/30 (Q)	BNP	1.05	1.00	06/20/20	(1,740)	(1)	(88)	87
Republic of Turkey, 11.88%, 01/15/30 (Q)	GSC	2.76	1.00	12/20/27	(1,116)	(148)	(165)	17
Republic of Turkey, 11.88%, 01/15/30 (Q)	GSC	1.05	1.00	06/20/20	(2,220)	(2)	(94)	92
					(25,815)	(1,742)	(2,994)	1,252

OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Egypt Treasury Bill, 0.00%, 08/08/17 (A)	GSC	07/24/18	EGP	23,275	—	42
Government of Ukraine, 14.25%, 10/10/18 (S)	CGM	10/12/18	UAH	57,947	—	146
Ukraine Treasury Bill, 0.00%, 04/25/18 (A)	CGM	04/27/18	UAH	77,660	—	110
Ukraine Treasury Bill, 0.00%, 04/25/18 (A)	CGM	04/27/18	UAH	37,860	—	101
Ukraine Treasury Bill, 0.00%, 04/25/18 (A)	CGM	04/27/18	UAH	20,085	—	49
Ukraine Treasury Bill, 0.00%, 07/25/18 (A)	CGM	07/27/18	UAH	33,700	—	41
					—	489

OTC Forward Volatility Agreements
Reference Entity	Counterparty	Strike Volatility Rate (%)	Expiration[12]	Notional [1]		Unrealized Appreciation (Depreciation) ($)
CHF versus USD - 1 year term	BNP	8.35	06/19/18		3,643	(3)
CHF versus USD - 1 year term	DUB	8.58	06/14/18		7,007	(18)
EUR versus USD - 1 year term	BNP	8.55	06/20/18	EUR	3,503	(43)
						(64)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Epoch Global Shareholder Yield Fund
COMMON STOCKS 97.1%
Australia 2.2%
Commonwealth Bank of Australia	4	228
Sonic Health Care Ltd.	11	198
Westpac Banking Corp.	13	298
		724
Canada 5.6%
BCE Inc.	13	571
Nutrien Ltd. (a)	4	202
Pembina Pipeline Corp.	7	228
Rogers Communications Inc. - Class B (a)	7	318
Royal Bank of Canada	3	242
TELUS Corp.	7	259
		1,820
France 8.0%
AXA SA	19	507
Compagnie Generale des Etablissements Michelin	2	266
Sanofi SA	3	240
SCOR SE	6	254
Total SA	11	613
Unibail-Rodamco SE (a)	2	441
Vinci SA	3	283
		2,604
Germany 8.6%
Allianz SE	2	446
BASF SE	4	364
Daimler AG	4	364
Deutsche Post AG	8	364
Deutsche Telekom AG	27	435
Muenchener Rueckversicherungs AG	3	589
Siemens AG	2	222
		2,784
Italy 3.3%
Assicurazioni Generali SpA	10	197
Snam Rete Gas SpA	76	349
Terna Rete Elettrica Nazionale SpA	91	533
		1,079
Netherlands 1.8%
Royal Dutch Shell Plc - Class A - ADR	9	590
Norway 2.1%
Orkla ASA	29	315
Statoil ASA	16	380
		695
Singapore 1.2%
Singapore Exchange Ltd.	33	186
Singapore Telecommunications Ltd.	75	193
		379
Spain 1.7%
Gas Natural SDG SA	10	245
Red Electrica Corp. SA	15	311
		556
Sweden 0.7%
Svenska Handelsbanken AB - Class A	19	241
Switzerland 3.9%
Nestle SA	4	309
Novartis AG	4	334
Roche Holding AG	1	313
Swisscom AG (a)	1	295
		1,251
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5	203
United Kingdom 14.9%
AstraZeneca Plc - ADR	16	548
BAE Systems Plc	51	416
British American Tobacco Plc - ADR	3	190
British American Tobacco Plc	7	400
Diageo Plc	5	180
GlaxoSmithKline Plc	30	591
	Shares/Par[1]	Value ($)
Imperial Brands Plc	15	504
Lloyds Banking Group Plc	300	273
Micro Focus International Plc	7	103
National Grid Plc	40	449
SSE Plc	14	253
Unilever Plc	6	337
Vodafone Group Plc	218	597
		4,841
United States of America 42.5%
AbbVie Inc.	2	211
Altria Group Inc.	9	565
Ameren Corp.	4	223
American Electric Power Co. Inc.	4	242
Arthur J Gallagher & Co.	3	190
AT&T Inc.	15	545
BlackRock Inc.	—	209
CenturyLink Inc.	10	168
Cisco Systems Inc.	10	433
CME Group Inc.	1	189
Coca-Cola Co.	4	172
Dominion Energy Inc.	5	362
DowDuPont Inc.	4	221
Duke Energy Corp.	7	505
Eaton Corp. Plc	4	286
Emerson Electric Co.	4	240
Entergy Corp.	5	376
Enterprise Products Partners LP	15	360
Exxon Mobil Corp.	4	325
FirstEnergy Corp.	7	240
Intel Corp.	5	276
Iron Mountain Inc.	9	308
Johnson & Johnson	2	221
Kimberly-Clark Corp.	2	268
Las Vegas Sands Corp.	4	251
Leggett & Platt Inc.	5	211
Lockheed Martin Corp.	1	244
Magellan Midstream Partners LP	4	202
McDonald's Corp.	2	246
Merck & Co. Inc.	4	214
MetLife Inc.	6	280
Microsoft Corp.	3	226
Occidental Petroleum Corp.	6	366
People's United Financial Inc.	12	214
PepsiCo Inc.	2	195
Pfizer Inc.	12	437
Philip Morris International Inc.	5	489
PPL Corp.	12	326
Procter & Gamble Co.	3	218
Public Storage	1	192
QUALCOMM Inc.	4	225
Southern Co.	5	224
Texas Instruments Inc.	3	327
United Parcel Service Inc. - Class B	2	258
Verizon Communications Inc.	12	557
WEC Energy Group Inc.	4	227
Wells Fargo & Co.	3	163
Welltower Inc.	7	393
		13,820
Total Common Stocks (cost $30,195)		31,587
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	230	230
Securities Lending Collateral 2.9%
Securities Lending Cash Collateral Fund LLC, 1.69% (b) (c)	945	945
Total Short Term Investments (cost $1,175)		1,175
Total Investments 100.7% (cost $31,370)		32,762
Other Assets and Liabilities, Net (0.7)%		(222)
Total Net Assets 100.0%		32,540

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	BBH	04/03/18	CAD	(20)	(15)	—
USD/CHF	BBH	04/04/18	CHF	(18)	(19)	—
USD/EUR	BBH	04/04/18	EUR	(80)	(98)	—
USD/GBP	BBH	04/04/18	GBP	(41)	(58)	—
					(190)	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 99.9%
Consumer Discretionary 13.5%
CBS Corp. - Class B (a)	48	2,467
Ford Motor Co. (a)	316	3,497
Home Depot Inc. (a)	19	3,458
Time Warner Inc. (a)	69	6,554
Whirlpool Corp. (a)	32	4,823
		20,799
Consumer Staples 4.9%
Costco Wholesale Corp. (a)	20	3,844
CVS Health Corp. (a)	42	2,582
Walmart Inc. (a)	12	1,103
		7,529
Energy 5.1%
Chevron Corp. (a)	39	4,482
Halliburton Co. (a)	71	3,323
		7,805
Financials 19.9%
American Express Co. (a)	50	4,664
Bank of America Corp. (a)	239	7,165
BlackRock Inc. (a)	11	5,796
JPMorgan Chase & Co. (a)	62	6,807
Morgan Stanley (a)	113	6,114
		30,546
Health Care 12.8%
Allergan Plc (a)	19	3,164
Celgene Corp. (a) (b)	34	3,006
Medtronic Plc (a)	80	6,410
Merck & Co. Inc. (a)	43	2,353
Pfizer Inc. (a)	134	4,738
		19,671
Industrials 14.7%
Delta Air Lines Inc. (a)	65	3,568
Honeywell International Inc. (a)	40	5,838
	Shares/Par[1]	Value ($)
Lockheed Martin Corp. (a)	11	3,717
Parker Hannifin Corp. (a)	25	4,310
Union Pacific Corp. (a)	39	5,189
		22,622
Information Technology 20.8%
Apple Inc. (a)	41	6,879
Broadcom Ltd. (a)	17	4,100
Cisco Systems Inc. (a)	126	5,421
Intel Corp. (a)	101	5,270
International Business Machines Corp. (a)	20	3,115
MasterCard Inc. - Class A (a)	23	3,994
Oracle Corp. (a)	70	3,203
		31,982
Materials 5.7%
DowDuPont Inc. (a)	87	5,524
Nucor Corp. (a)	54	3,293
		8,817
Telecommunication Services 1.5%
AT&T Inc. (a)	64	2,282
Utilities 1.0%
NextEra Energy Inc. (a)	10	1,584
Total Common Stocks (cost $136,592)		153,637
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	2,145	2,145
Total Short Term Investments (cost $2,145)		2,145
Total Investments 101.3% (cost $138,737)		155,782
Other Derivative Instruments (1.4)%		(2,099)
Other Assets and Liabilities, Net 0.1%		134
Total Net Assets 100.0%		153,817

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Allergan Plc	Call	190.00	06/15/18	188	(42)
American Express Co.	Call	105.00	07/20/18	482	(60)
American Express Co.	Call	100.00	07/20/18	18	(4)
Apple Inc.	Call	175.00	07/20/18	410	(282)
AT&T Inc.	Call	42.00	06/15/18	640	(4)
Bank of America Corp.	Call	33.00	04/20/18	2,302	(16)
Bank of America Corp.	Call	32.00	05/18/18	87	(4)
BlackRock Inc.	Call	600.00	04/20/18	107	(12)
Broadcom Ltd.	Call	262.50	04/20/18	174	(9)
CBS Corp.	Call	55.00	05/18/18	480	(51)
Celgene Corp.	Call	105.00	06/15/18	337	(36)
Chevron Corp.	Call	120.00	05/18/18	393	(55)
Cisco Systems Inc.	Call	47.00	06/15/18	1,264	(73)
Costco Wholesale Corp.	Call	195.00	06/15/18	204	(91)
CVS Health Corp.	Call	77.50	08/17/18	23	(1)
CVS Health Corp.	Call	75.00	08/17/18	392	(25)
Delta Air Lines Inc.	Call	58.00	04/13/18	651	(25)
DowDuPont Inc.	Call	77.50	06/15/18	836	(10)
DowDuPont Inc.	Call	70.00	09/21/18	31	(6)
Ford Motor Co.	Call	11.87	09/21/18	3,156	(117)
Halliburton Co.	Call	50.00	05/18/18	315	(31)
Halliburton Co.	Call	55.00	06/15/18	393	(15)
Home Depot Inc.	Call	210.00	08/17/18	187	(22)
Home Depot Inc.	Call	195.00	09/21/18	7	(3)
Honeywell International Inc.	Call	165.00	06/15/18	389	(11)
Honeywell International Inc.	Call	155.00	06/15/18	15	(2)
Intel Corp.	Call	55.00	04/20/18	948	(43)
Intel Corp.	Call	52.50	06/15/18	64	(17)
International Business Machines Corp.	Call	170.00	09/21/18	203	(60)
JPMorgan Chase & Co.	Call	120.00	09/21/18	619	(186)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Lockheed Martin Corp.	Call	390.00	06/15/18	96	(7)
Lockheed Martin Corp.	Call	360.00	06/15/18	14	(6)
Mastercard Inc.	Call	185.00	05/18/18	228	(64)
Medtronic Plc	Call	85.00	04/20/18	770	(14)
Medtronic Plc	Call	82.50	06/15/18	29	(6)
Merck & Co Inc.	Call	60.00	09/21/18	432	(50)
Morgan Stanley Inc.	Call	60.00	04/20/18	1,092	(13)
Morgan Stanley Inc.	Call	57.00	04/20/18	41	(2)
NextEra Energy Inc.	Call	165.00	05/18/18	97	(39)
Nucor Corp.	Call	72.50	04/20/18	539	(3)
Oracle Corp.	Call	52.50	06/15/18	700	(11)
Parker Hannifin Corp.	Call	210.00	05/18/18	149	(3)
Parker Hannifin Corp.	Call	200.00	08/17/18	103	(23)
Pfizer Inc.	Call	37.00	05/18/18	1,335	(53)
Time Warner Inc.	Call	100.00	07/20/18	693	(166)
Union Pacific Corp.	Call	140.00	08/17/18	386	(240)
Walmart Inc.	Call	95.00	09/21/18	124	(38)
Whirlpool Corp.	Call	170.00	05/18/18	315	(48)
					(2,099)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 96.2%
Canada 7.7%
Bombardier Inc. - Class B (a)	216	630
CAE Inc.	48	888
National Bank of Canada	22	1,041
Suncor Energy Inc.	30	1,050
Toromont Industries Ltd.	20	867
		4,476
Denmark 2.8%
Carlsberg A/S - Class B	9	1,058
Genmab A/S (a)	3	583
		1,641
Finland 5.4%
Huhtamaki Oyj - Class I	14	627
Sampo Oyj - Class A	45	2,513
		3,140
France 6.1%
Faurecia	9	707
Ubisoft Entertainment SA (a)	16	1,355
Vivendi SA	58	1,494
		3,556
Germany 1.2%
Fresenius SE & Co. KGaA	9	663
Hong Kong 3.1%
AIA Group Ltd.	206	1,769
Ireland 6.1%
Accenture Plc - Class A	9	1,441
CRH Plc	27	918
Kerry Group Plc - Class A	6	599
Medtronic Plc	7	596
		3,554
Israel 2.3%
Frutarom Industries Ltd.	3	295
Israel Discount Bank Ltd. - Class A (a)	357	1,025
		1,320
Italy 2.4%
Banca Mediolanum SpA	83	728
Unicredit SpA (a)	30	638
		1,366
Japan 21.1%
AEON Financial Service Co. Ltd.	42	967
CyberAgent Inc.	14	707
Daiwa House Industry Co. Ltd.	47	1,824
Digital Garage Inc.	13	437
Don Quijote Holdings Co. Ltd.	37	2,140
Fanuc Ltd.	3	792
Kao Corp.	13	966
Makita Corp.	30	1,509
Nexon Co. Ltd. (a)	57	973
Shimano Inc.	4	593
Tokyo Electron Ltd.	4	682
	Shares/Par[1]	Value ($)
Yamaha Corp.	15	639
		12,229
Luxembourg 1.0%
ArcelorMittal (a)	19	591
Netherlands 3.9%
ABN AMRO Group NV - CVA	30	902
Wolters Kluwer NV	26	1,361
		2,263
New Zealand 1.8%
Z Energy Ltd.	205	1,040
Norway 2.5%
Statoil ASA	61	1,453
Singapore 2.0%
DBS Group Holdings Ltd.	55	1,172
Spain 0.9%
Bankia SA (b)	119	534
Sweden 5.3%
Assa Abloy AB - Class B	46	998
Hexagon AB - Class B	14	821
Saab AB - Class B	16	725
Swedbank AB - Class A	23	521
		3,065
Switzerland 1.8%
Julius Baer Group Ltd.	17	1,031
United Kingdom 18.8%
Aon Plc - Class A	7	1,037
Ashtead Group Plc	33	910
British American Tobacco Plc	32	1,858
Coca-Cola European Partners Plc	35	1,443
Compass Group Plc	47	963
Diageo Plc	40	1,340
Informa Plc	168	1,696
Rentokil Initial Plc	194	741
Shire Plc	18	880
		10,868
Total Common Stocks (cost $46,007)		55,731
SHORT TERM INVESTMENTS 6.6%
Investment Companies 5.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	3,328	3,328
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	487	487
Total Short Term Investments (cost $3,815)		3,815
Total Investments 102.8% (cost $49,822)		59,546
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (2.8)%		(1,646)
Total Net Assets 100.0%		57,899

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	04/02/18	CAD	87	67	—
CHF/USD	SSB	04/03/18	CHF	39	41	—
DKK/USD	SSB	04/04/18	DKK	270	45	—
EUR/USD	SSB	04/03/18	EUR	462	568	—
EUR/USD	SSB	04/04/18	EUR	9	11	—
GBP/USD	SSB	04/03/18	GBP	163	228	(1)
GBP/USD	SSB	04/03/18	GBP	50	70	—
GBP/USD	SSB	04/04/18	GBP	21	29	—
HKD/USD	SSB	04/03/18	HKD	554	71	—
NOK/USD	SSB	04/04/18	NOK	450	57	—
NZD/USD	SSB	04/03/18	NZD	57	41	—
SEK/USD	SSB	04/03/18	SEK	931	111	—
SEK/USD	SSB	04/04/18	SEK	64	8	—
USD/JPY	SSB	04/02/18	JPY	(17,135)	(161)	—
USD/JPY	SSB	04/03/18	JPY	(9,346)	(87)	—
USD/SEK	SSB	04/03/18	SEK	(246)	(30)	—
USD/SGD	SSB	04/03/18	SGD	(149)	(113)	—
					956	(1)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 35.7%
U.S. Government Agency Obligations 35.7%
Federal Farm Credit Bank
0.75%, 04/18/18 (a)	2,000	1,999
1.99%, (3M US LIBOR - 0.04%), 09/04/18 (a) (b)	7,000	7,004
Federal Home Loan Bank
1.05%, 05/25/18 (a)	1,010	1,009
0.88%, 06/29/18 (a)	8,000	7,982
Federal Home Loan Mortgage Corp.
1.00%, 06/29/18 (a)	2,870	2,864
1.25%, 09/26/18 (a)	7,000	6,971
Total Government And Agency Obligations (cost $27,844)		27,829
SHORT TERM INVESTMENTS 63.7%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	802	802
Treasury Securities 49.9%
U.S. Treasury Bill
1.21%, 04/05/18 (e)	15,000	14,997
1.24%, 04/12/18 (e)	14,000	13,993
1.59%, 05/17/18 (e)	10,000	9,978
		38,968
	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 12.8%
Federal National Mortgage Association
1.49%, 05/09/18 (a) (e)	10,000	9,984
Total Short Term Investments (cost $49,757)		49,754
Total Investments 99.4% (cost $77,601)		77,583
Other Derivative Instruments (0.0)%		(31)
Other Assets and Liabilities, Net 0.6%		524
Total Net Assets 100.0%		78,076

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) The coupon rate represents the yield to maturity.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	04/24/18	AUD	23,665	18,177	(656)
AUD/USD	GSC	04/24/18	AUD	12,479	9,584	(271)
AUD/USD	JPM	04/24/18	AUD	5,001	3,841	(73)
AUD/USD	SGB	04/24/18	AUD	20,960	16,098	(625)
AUD/USD	SSB	04/24/18	AUD	30,991	23,802	(366)
CAD/USD	CIT	04/24/18	CAD	7,179	5,575	(191)
CAD/USD	GSC	04/24/18	CAD	3,349	2,600	(87)
CAD/USD	SGB	04/24/18	CAD	109,785	85,249	(3,057)
CAD/USD	SSB	04/24/18	CAD	48,752	37,856	(1,199)
CAD/USD	SSB	04/24/18	CAD	32,116	24,938	79
CHF/USD	CIT	04/24/18	CHF	3,125	3,274	(87)
CHF/USD	GSC	04/24/18	CHF	7,624	7,990	(98)
CHF/USD	RBC	04/24/18	CHF	454	476	(1)
CHF/USD	SSB	04/24/18	CHF	9,734	10,200	(158)
CHF/USD	SSB	04/24/18	CHF	90,088	94,395	21
EUR/USD	CIT	04/24/18	EUR	2,073	2,554	(15)
EUR/USD	CIT	04/24/18	EUR	9,244	11,391	22
EUR/USD	GSC	04/24/18	EUR	7,283	8,974	(78)
EUR/USD	GSC	04/24/18	EUR	34,797	42,881	82
EUR/USD	JPM	04/24/18	EUR	3,849	4,744	(6)
EUR/USD	JPM	04/24/18	EUR	5,527	6,810	8
EUR/USD	RBC	04/24/18	EUR	463	571	(10)
EUR/USD	RBC	04/24/18	EUR	3,892	4,796	7
EUR/USD	SGB	04/24/18	EUR	119	147	—
EUR/USD	SSB	04/24/18	EUR	8,975	11,059	(76)
EUR/USD	SSB	04/24/18	EUR	1,974	2,433	4
GBP/USD	CIT	04/24/18	GBP	10,229	14,363	160
GBP/USD	GSC	04/24/18	GBP	2,517	3,534	(46)
GBP/USD	GSC	04/24/18	GBP	12,122	17,023	201
GBP/USD	JPM	04/24/18	GBP	433	607	(3)
GBP/USD	JPM	04/24/18	GBP	3,958	5,559	72
GBP/USD	RBC	04/24/18	GBP	685	962	(5)
GBP/USD	RBC	04/24/18	GBP	23,635	33,190	388
GBP/USD	SGB	04/24/18	GBP	6,056	8,505	104
GBP/USD	SSB	04/24/18	GBP	5,421	7,612	(43)
GBP/USD	SSB	04/24/18	GBP	9,036	12,688	101
JPY/USD	CIT	04/24/18	JPY	237,213	2,232	75
JPY/USD	GSC	04/24/18	JPY	357,348	3,363	71
JPY/USD	JPM	04/24/18	JPY	87,297	821	(5)
JPY/USD	JPM	04/24/18	JPY	183,004	1,722	4
JPY/USD	RBC	04/24/18	JPY	2,141,207	20,150	728
JPY/USD	SSB	04/24/18	JPY	780,556	7,345	(20)
JPY/USD	SSB	04/24/18	JPY	2,156,367	20,292	537
KRW/USD	SSB	04/24/18	KRW	5,686,161	5,339	27
MXN/USD	GSC	04/24/18	MXN	51,667	2,833	118
MXN/USD	RBC	04/24/18	MXN	15,226	835	34
NOK/USD	CIT	04/24/18	NOK	69,080	8,819	(36)
NOK/USD	CIT	04/24/18	NOK	28,732	3,668	6
NOK/USD	GSC	04/24/18	NOK	9,859	1,259	(30)
NOK/USD	GSC	04/24/18	NOK	19,240	2,456	1
NOK/USD	JPM	04/24/18	NOK	3,423	437	(3)
NOK/USD	JPM	04/24/18	NOK	2,503	319	1
NOK/USD	RBC	04/24/18	NOK	89,614	11,440	(9)
NOK/USD	SGB	04/24/18	NOK	203,049	25,920	(1)
NOK/USD	SSB	04/24/18	NOK	83,845	10,703	(126)
NOK/USD	SSB	04/24/18	NOK	59,423	7,584	46
NZD/USD	CIT	04/24/18	NZD	9,017	6,516	(71)
NZD/USD	GSC	04/24/18	NZD	31,461	22,735	(152)
NZD/USD	GSC	04/24/18	NZD	6,823	4,930	17
NZD/USD	RBC	04/24/18	NZD	22,576	16,315	(139)
NZD/USD	SSB	04/24/18	NZD	34,623	25,021	(184)
NZD/USD	SSB	04/24/18	NZD	25,385	18,345	39
SEK/USD	CIT	04/24/18	SEK	76,207	9,140	(383)
SEK/USD	GSC	04/24/18	SEK	12,077	1,448	(69)
SEK/USD	JPM	04/24/18	SEK	15,861	1,902	(23)
SEK/USD	RBC	04/24/18	SEK	264,748	31,755	(1,428)
SEK/USD	SSB	04/24/18	SEK	214,183	25,691	(772)
SEK/USD	SSB	04/24/18	SEK	67,916	8,146	23
USD/AUD	CIT	04/24/18	AUD	(6,705)	(5,149)	191
USD/AUD	GSC	04/24/18	AUD	(9,473)	(7,275)	206
USD/AUD	RBC	04/24/18	AUD	(3,382)	(2,597)	69
USD/AUD	SSB	04/24/18	AUD	(844)	(648)	(1)
USD/AUD	SSB	04/24/18	AUD	(75,208)	(57,766)	1,844
USD/CAD	CIT	04/24/18	CAD	(15,125)	(11,745)	381

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	GSC	04/24/18	CAD	(67,814)	(52,660)	1,993
USD/CAD	JPM	04/24/18	CAD	(1,469)	(1,141)	(17)
USD/CAD	JPM	04/24/18	CAD	(7,957)	(6,178)	135
USD/CAD	RBC	04/24/18	CAD	(55,446)	(43,055)	1,523
USD/CAD	SSB	04/24/18	CAD	(11,948)	(9,278)	(38)
USD/CAD	SSB	04/24/18	CAD	(3,411)	(2,648)	56
USD/CHF	CIT	04/24/18	CHF	(2,087)	(2,186)	3
USD/CHF	GSC	04/24/18	CHF	(6,437)	(6,745)	(10)
USD/CHF	GSC	04/24/18	CHF	(3,021)	(3,166)	85
USD/CHF	JPM	04/24/18	CHF	(2,450)	(2,567)	(1)
USD/CHF	JPM	04/24/18	CHF	(1,141)	(1,195)	8
USD/CHF	RBC	04/24/18	CHF	(30,772)	(32,243)	(5)
USD/CHF	SGB	04/24/18	CHF	(69,273)	(72,586)	(35)
USD/CHF	SSB	04/24/18	CHF	(8,813)	(9,234)	(20)
USD/CHF	SSB	04/24/18	CHF	(13,248)	(13,881)	234
USD/EUR	CIT	04/24/18	EUR	(7,495)	(9,236)	40
USD/EUR	GSC	04/24/18	EUR	(1,376)	(1,695)	(5)
USD/EUR	GSC	04/24/18	EUR	(3,494)	(4,306)	25
USD/EUR	RBC	04/24/18	EUR	(371)	(457)	1
USD/EUR	SSB	04/24/18	EUR	(73,766)	(90,900)	(136)
USD/EUR	SSB	04/24/18	EUR	(13,563)	(16,715)	83
USD/GBP	CIT	04/24/18	GBP	(4,496)	(6,313)	(55)
USD/GBP	GSC	04/24/18	GBP	(2,839)	(3,986)	(32)
USD/GBP	GSC	04/24/18	GBP	(624)	(877)	14
USD/GBP	RBC	04/24/18	GBP	(701)	(984)	4
USD/GBP	SSB	04/24/18	GBP	(52,200)	(73,302)	(914)
USD/GBP	SSB	04/24/18	GBP	(6,211)	(8,721)	54
USD/JPY	CIT	04/24/18	JPY	(1,108,359)	(10,430)	(225)
USD/JPY	GSC	04/24/18	JPY	(771,671)	(7,262)	(206)
USD/JPY	JPM	04/24/18	JPY	(20,524)	(193)	(7)
USD/JPY	RBC	04/24/18	JPY	(133,690)	(1,258)	1
USD/JPY	SGB	04/24/18	JPY	(1,428,258)	(13,441)	(482)
USD/JPY	SSB	04/24/18	JPY	(1,999,594)	(18,817)	(312)
USD/JPY	SSB	04/24/18	JPY	(1,674,708)	(15,760)	81
USD/KRW	GSC	04/24/18	KRW	(6,827,148)	(6,410)	(10)
USD/MXN	SSB	04/24/18	MXN	(66,875)	(3,667)	(154)
USD/NOK	CIT	04/24/18	NOK	(12,433)	(1,587)	9
USD/NOK	GSC	04/24/18	NOK	(276,618)	(35,311)	(73)
USD/NOK	GSC	04/24/18	NOK	(17,570)	(2,243)	27
USD/NOK	JPM	04/24/18	NOK	(10,003)	(1,277)	13
USD/NOK	SSB	04/24/18	NOK	(42,939)	(5,481)	(43)
USD/NOK	SSB	04/24/18	NOK	(122,455)	(15,631)	178
USD/NZD	CIT	04/24/18	NZD	(28,878)	(20,869)	169
USD/NZD	GSC	04/24/18	NZD	(9,387)	(6,783)	47
USD/NZD	JPM	04/24/18	NZD	(2,830)	(2,045)	(9)
USD/NZD	JPM	04/24/18	NZD	(1,706)	(1,233)	10
USD/NZD	SGB	04/24/18	NZD	(76,556)	(55,324)	436
USD/NZD	SSB	04/24/18	NZD	(9,052)	(6,542)	(13)
USD/NZD	SSB	04/24/18	NZD	(27,120)	(19,599)	175
USD/SEK	CIT	04/24/18	SEK	(61,365)	(7,360)	351
USD/SEK	GSC	04/24/18	SEK	(54,575)	(6,546)	264
USD/SEK	JPM	04/24/18	SEK	(12,601)	(1,511)	51
USD/SEK	SGB	04/24/18	SEK	(144,121)	(17,286)	771
USD/SEK	SSB	04/24/18	SEK	(177,927)	(21,341)	866
USD/ZAR	SSB	04/24/18	ZAR	(5)	—	—
					(12,703)	(31)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 18.5%
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	182	181
Series 2017-A2-5, 1.81%, 06/15/20	500	498
Series 2018-A2-1, 2.14%, 09/15/20	220	219
BA Credit Card Trust
Series 2014-A-A1, 2.16%, (1M US LIBOR + 0.38%), 01/15/19 (b)	2,400	2,406
BMW Vehicle Lease Trust
Series 2017-A2-1, 1.64%, 11/20/18	295	294
BMW Vehicle Owner Trust
Series 2016-A2A-A, 0.99%, 05/28/19	27	27
Capital One Multi-Asset Execution Trust
Series 2014-A4-A4, 2.14%, (1M US LIBOR + 0.36%), 08/15/19 (b)	2,500	2,507
CarMax Auto Owner Trust
Series 2015-A3-4, 1.56%, 05/15/19	1,305	1,297
Chase Issuance Trust
Series 2016-A-A1, 2.19%, (1M US LIBOR + 0.41%), 05/15/19 (b)	2,650	2,658
Citibank Credit Card Issuance Trust
Series 2017-A1-A1, 2.06%, (1M US LIBOR + 0.25%), 01/17/19 (b)	2,825	2,828
Ford Credit Auto Owner Trust
Series 2017-A2A-A, 1.33%, 09/15/18	190	190
Series 2015-A3-C, 1.41%, 02/15/20	963	960
Series 2017-A2A-C, 1.80%, 09/15/20	989	985
GM Financial Consumer Automobile Receivables Trust
Series 2018-A2A-1, 2.08%, 01/19/21	630	628
Honda Auto Receivables Owner Trust
Series 2017-A2-3, 1.57%, 02/19/19	1,470	1,462
Series 2016-A3-2, 1.39%, 04/15/19	1,569	1,559
Huntington Auto Trust
Series 2016-A2-1, 1.29%, 04/16/18	10	10
Navient Student Loan Trust
Series 2016-A1-2A, 2.62%, (1M US LIBOR + 0.75%), 12/25/18 (b) (c)	879	880
Series 2018-A1-2A, 2.09%, (1M US LIBOR + 0.24%), 04/27/20 (b) (c)	1,500	1,499
Nissan Auto Receivables Owner Trust
Series 2017-A2A-B, 1.56%, 05/15/20	2,250	2,239
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (c)	1,260	1,254
Toyota Auto Receivables Owner Trust
Series 2016-A2A-D, 1.06%, 05/15/19	27	27
Series 2017-A2A-C, 1.58%, 06/15/19	2,392	2,378
Verizon Owner Trust
Series 2018-A1B-1A, 2.01%, (1M US LIBOR + 0.26%), 09/20/22 (b) (c)	1,570	1,568
World Omni Auto Receivables Trust
Series 2017-A2A-B, 1.61%, 02/16/21	1,074	1,068
Total Non-U.S. Government Agency Asset-Backed Securities (cost $29,648)		29,622
CORPORATE BONDS AND NOTES 65.0%
Consumer Discretionary 1.8%
NBCUniversal Enterprise Inc.
2.41%, (3M US LIBOR + 0.69%), 04/15/18 (b) (c)	2,805	2,806
Consumer Staples 3.2%
Anheuser-Busch InBev Worldwide Inc.
2.46%, (3M US LIBOR + 0.69%), 08/01/18 (b)	3,000	3,005
CVS Health Corp.
2.78%, (3M US LIBOR + 0.72%), 03/09/21 (b)	2,015	2,028
		5,033
Energy 4.7%
BP AMI Leasing Inc.
5.52%, 05/08/19 (c)	885	911
BP Capital Markets Plc
2.18%, (3M US LIBOR + 0.35%), 08/14/18 (b)	2,490	2,491
Chevron Corp.
2.35%, (3M US LIBOR + 0.50%), 05/16/18 (b)	385	385
	Shares/Par[1]	Value ($)
Enterprise Products Operating LLC
6.65%, 04/15/18	220	220
1.65%, 05/07/18	2,000	1,998
Total Capital International SA
2.38%, (3M US LIBOR + 0.57%), 08/10/18 (b)	275	275
2.53%, (3M US LIBOR + 0.35%), 06/19/19 (b)	1,260	1,264
		7,544
Financials 36.1%
AIG Global Funding
2.17%, (3M US LIBOR + 0.48%), 07/02/20 (b) (c)	185	185
American Express Co.
2.10%, (3M US LIBOR + 0.33%), 10/30/20 (b)	3,215	3,215
Anheuser-Busch InBev Finance Inc.
2.17%, (3M US LIBOR + 0.40%), 02/01/19 (b)	260	260
Bank of America Corp.
2.56%, (3M US LIBOR + 0.87%), 04/01/19 (b)	3,319	3,331
Bank of New York Mellon Corp.
2.28%, (3M US LIBOR + 0.38%), 05/22/18 (b)	1,740	1,740
2.33%, (3M US LIBOR + 0.56%), 08/01/18 (b)	185	185
Berkshire Hathaway Finance Corp.
2.81%, (3M US LIBOR + 0.69%), 03/15/19 (b)	2,990	3,009
Capital One Financial Corp.
2.57%, (3M US LIBOR + 0.76%), 05/12/20 (b)	2,775	2,783
Caterpillar Financial Services Corp.
2.15%, (3M US LIBOR + 0.08%), 09/11/18 (b)	120	120
2.21%, (3M US LIBOR + 0.18%), 12/06/18 (b)	685	685
2.53%, (3M US LIBOR + 0.28%), 03/22/19 (b)	1,015	1,016
Citigroup Inc.
2.50%, (3M US LIBOR + 0.79%), 01/10/20 (b)	3,045	3,063
3.06%, (3M US LIBOR + 1.31%), 10/26/20 (b)	265	270
Daimler Finance North America LLC
2.63%, (3M US LIBOR + 0.86%), 08/01/18 (b) (c)	2,500	2,505
Ford Motor Credit Co. LLC
2.64%, (3M US LIBOR + 0.83%), 08/12/19 (b)	1,700	1,706
General Electric Capital Corp.
2.40%, (3M US LIBOR + 0.71%), 04/02/18 (b)	285	285
Goldman Sachs Group Inc.
2.90%, (3M US LIBOR + 1.16%), 04/23/20 (b)	2,525	2,560
John Deere Capital Corp.
2.54%, (3M US LIBOR + 0.29%), 06/22/20 (b)	2,773	2,776
JPMorgan Chase Bank NA
2.06%, (3M US LIBOR + 0.29%), 02/01/21 (b)	3,370	3,370
Moody's Corp.
2.37%, (3M US LIBOR + 0.35%), 09/04/18 (b)	2,100	2,100
Morgan Stanley
2.29%, (3M US LIBOR + 0.55%), 02/10/21 (b)	3,525	3,528
National Australia Bank Ltd.
2.41%, (3M US LIBOR + 0.51%), 05/22/20 (b) (c)	1,760	1,763
PNC Bank NA
2.43%, (3M US LIBOR + 0.42%), 06/01/18 (b)	1,000	1,000
2.24%, (3M US LIBOR + 0.36%), 05/19/20 (b)	1,840	1,846
Principal Life Global Funding II
2.19%, (3M US LIBOR + 0.30%), 05/21/18 (b) (c)	310	310
Protective Life Global Funding
2.60%, (3M US LIBOR + 0.55%), 06/08/18 (b) (c)	2,650	2,651
Royal Bank of Canada
2.77%, (3M US LIBOR + 0.70%), 12/10/18 (b)	2,000	2,005
2.65%, (3M US LIBOR + 0.53%), 03/15/19 (b)	600	601
Toyota Motor Credit Corp.
2.44%, (3M US LIBOR + 0.15%), 12/24/18 (b)	800	800
2.70%, (3M US LIBOR + 0.82%), 02/19/19 (b)	185	186
1.99%, (3M US LIBOR + 0.26%), 04/17/20 (b)	205	205
US Bank NA
2.06%, (3M US LIBOR + 0.32%), 01/24/20 (b)	2,055	2,055
Wells Fargo & Co.
2.45%, (3M US LIBOR + 0.68%), 01/30/20 (b)	2,845	2,859
2.62%, (3M US LIBOR + 0.88%), 07/22/20 (b)	85	86
3.04%, (3M US LIBOR + 1.01%), 12/07/20 (b)	105	106
Westpac Banking Corp.
2.46%, (3M US LIBOR + 0.43%), 03/06/20 (b)	2,685	2,696
		57,861
Health Care 1.1%
Gilead Sciences Inc.
2.37%, (3M US LIBOR + 0.17%), 09/20/18 (b)	1,670	1,670

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Johnson & Johnson
2.28%, (3M US LIBOR + 0.27%), 03/01/19 (b)	160	160
		1,830
Industrials 3.7%
Northrop Grumman Corp.
1.75%, 06/01/18	3,070	3,065
Siemens Financieringsmaatschappij NV
2.22%, (3M US LIBOR + 0.28%), 05/25/18 (b) (c)	2,810	2,810
		5,875
Information Technology 6.0%
Apple Inc.
2.74%, (3M US LIBOR + 0.82%), 02/22/19 (b)	2,225	2,238
Cisco Systems Inc.
2.43%, (3M US LIBOR + 0.31%), 06/15/18 (b)	2,870	2,870
Microsoft Corp.
1.00%, 05/01/18	3,160	3,157
QUALCOMM Inc.
2.15%, (3M US LIBOR + 0.27%), 05/18/18 (b)	1,315	1,315
		9,580
Telecommunication Services 3.8%
AT&T Inc.
2.62%, (3M US LIBOR + 0.93%), 06/30/20 (b)	3,050	3,079
Verizon Communications Inc.
2.45%, (3M US LIBOR + 0.55%), 05/22/20 (b)	3,030	3,043
		6,122
Utilities 4.6%
Dominion Energy Inc.
2.56%, (3M US LIBOR + 0.55%), 06/01/19 (b) (c)	3,197	3,205
Duke Energy Carolinas LLC
5.10%, 04/15/18	1,000	1,001
Pacific Gas & Electric Co.
2.21%, (3M US LIBOR + 0.23%), 11/28/18 (b) (c)	1,120	1,120
Sempra Energy
2.21%, (3M US LIBOR + 0.50%), 01/15/21 (b)	2,040	2,041
		7,367
Total Corporate Bonds And Notes (cost $104,114)		104,018
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 11.3%
Investment Companies 9.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	15,661	15,661
Treasury Securities 1.5%
U.S. Treasury Bill
1.63%, 05/24/18 (f)	2,500	2,494
Total Short Term Investments (cost $18,155)		18,155
Total Investments 94.8% (cost $151,917)		151,795
Other Derivative Instruments (0.2)%		(275)
Other Assets and Liabilities, Net 5.4%		8,603
Total Net Assets 100.0%		160,123

(a) Consolidated Schedule of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $23,467 and 14.7%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil	161	December 2018	10,737	64	(2)
Cocoa	89	December 2018	2,332	(44)	(24)
Coffee 'C'	42	July 2018	1,939	6	(46)
Copper	80	July 2018	6,032	39	60
Corn	666	July 2018	12,729	466	466
Cotton No. 2	93	December 2018	3,537	35	77
Feeder Cattle	41	May 2018	2,814	(90)	(67)
Gold 100 oz.	104	June 2018	13,710	(28)	94
KCBT Wheat	200	July 2018	4,903	59	(41)
Lean Hogs	175	December 2018	4,491	(33)	(300)
Live Cattle	98	June 2018	4,582	(118)	(561)
LME Aluminum	50	June 2018	2,739	(235)	(235)
LME Lead	94	June 2018	5,977	(347)	(347)
LME Nickel	79	June 2018	6,520	(217)	(217)
LME Zinc	65	June 2018	5,723	(397)	(397)
Low Sulphur Gas Oil	92	June 2018	5,351	16	298
Natural Gas	135	October 2018	3,752	35	90
NY Harbor ULSD	123	June 2018	10,015	37	416
Platinum	163	July 2018	7,772	(67)	(171)
RBOB Gasoline	142	December 2018	10,226	45	401
Silver	72	December 2018	6,104	3	(130)
Soybean	95	July 2018	5,016	127	(3)
Soybean Meal	167	July 2018	6,253	210	198
Soybean Oil	81	December 2018	1,595	14	(1)
Sugar #11 (World Markets)	83	July 2018	1,175	10	(17)
Wheat	193	July 2018	4,558	55	(37)
WTI Crude Oil	156	June 2018	9,670	80	450
				(275)	(46)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Nicholas Convertible Arbitrage Fund
COMMON STOCKS 0.3%
Health Care 0.3%
Incyte Corp. (a)	6	500
Total Common Stocks (cost $475)		500
PREFERRED STOCKS 3.6%
Industrials 2.0%
Rexnord Corp. - Series A, 5.75%, 11/15/19 (b)	56	3,622
Real Estate 1.6%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (b)	3	2,806
Total Preferred Stocks (cost $5,406)		6,428
CORPORATE BONDS AND NOTES 96.7%
Consumer Discretionary 6.3%
Caesars Entertainment Corp.
5.00%, 10/01/24 (b)	950	1,658
Chegg Inc.
0.25%, 05/15/23 (b) (c)	790	810
Ctrip.com International Ltd.
1.00%, 07/01/20 (b) (d)	3,635	3,911
Live Nation Entertainment Inc.
2.50%, 03/15/23 (b) (c)	2,680	2,704
Marriott Vacations Worldwide Corp.
1.50%, 09/15/22 (b) (c)	2,090	2,294
		11,377
Energy 7.9%
Cheniere Energy Inc.
4.25%, 03/15/45 (b)	3,000	2,326
Golar LNG Ltd.
2.75%, 02/15/22 (b) (d)	3,750	3,837
Oil States International Inc.
1.50%, 02/15/23 (b) (c)	2,000	1,909
PDC Energy Inc.
1.13%, 09/15/21 (b)	4,145	4,053
Weatherford International Ltd.
5.88%, 07/01/21 (b)	2,250	2,023
		14,148
Financials 7.3%
Hannon Armstrong Sustainable Infrastructure Capital Inc.
4.13%, 09/01/22 (b) (d)	1,895	1,808
IAC FinanceCo Inc.
0.88%, 10/01/22 (b) (c) (d)	2,895	3,468
MGIC Investment Corp.
9.00%, 04/01/63 (b) (c) (d)	2,250	3,063
PRA Group Inc.
3.50%, 06/01/23 (b) (c)	4,575	4,890
		13,229
Health Care 20.3%
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (b) (d)	4,200	4,639
Dermira Inc.
3.00%, 05/15/22 (b) (c)	3,570	2,824
Exact Sciences Corp.
1.00%, 01/15/25 (b)	3,455	3,069
Horizon Pharma Investment Ltd.
2.50%, 03/15/22 (b) (d)	5,170	4,768
Illumina Inc.
0.50%, 06/15/21 (b) (d)	2,680	3,273
Insulet Corp.
1.38%, 11/15/24 (b) (c)	3,265	3,748
Jazz Investments I Ltd.
1.50%, 08/15/24 (b) (c) (d)	3,935	3,852
Quidel Corp.
3.25%, 12/15/20 (b)	1,320	2,269
Repligen Corp.
2.13%, 06/01/21 (b)	2,400	3,090
Supernus Pharmaceuticals Inc.
0.63%, 04/01/23 (b) (c)	1,270	1,358
	Shares/Par[1]	Value ($)
Teladoc Inc.
3.00%, 12/15/22 (b) (c)	3,155	3,743
		36,633
Industrials 15.8%
Air Transport Services Group Inc.
1.13%, 10/15/24 (b) (c)	3,500	3,516
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (b) (d)	2,335	2,795
Dycom Industries Inc.
0.75%, 09/15/21 (b) (d)	4,335	5,502
Greenbrier Cos. Inc.
2.88%, 02/01/24 (b) (d)	4,690	5,369
Meritor Inc.
3.25%, 10/15/37 (b) (c)	3,550	3,533
Patrick Industries Inc.
1.00%, 02/01/23 (b) (c)	2,005	1,979
Team Inc.
5.00%, 08/01/23 (b) (c)	2,600	2,568
Tutor Perini Corp.
2.88%, 06/15/21 (b)	3,025	3,190
		28,452
Information Technology 37.1%
Coupa Software Inc.
0.38%, 01/15/23 (b) (c)	1,675	2,016
Cypress Semiconductor Corp.
4.50%, 01/15/22 (b) (d)	3,300	4,606
Euronet Worldwide Inc.
1.50%, 10/01/44 (b) (d)	2,000	2,347
Everbridge Inc.
1.50%, 11/01/22 (b) (d)	2,680	3,359
Guidewire Software Inc.
1.25%, 03/15/25 (b)	2,885	2,826
HubSpot Inc.
0.25%, 06/01/22 (b) (c) (d)	2,150	2,767
II-VI Inc.
0.25%, 09/01/22 (b) (c)	1,170	1,299
Inphi Corp.
1.13%, 12/01/20 (b)	1,700	1,777
Integrated Device Technology Inc.
0.88%, 11/15/22 (b) (d)	4,178	4,703
Lumentum Holdings Inc.
0.25%, 03/15/24 (b)	2,675	3,369
Microchip Technology Inc.
1.63%, 02/15/27 (b)	4,035	4,794
Nutanix Inc.
0.00%, 01/15/23 (b) (c) (e)	3,300	3,903
Okta Inc.
0.25%, 02/15/23 (b) (c)	1,700	1,860
ON Semiconductor Corp.
1.63%, 10/15/23 (b) (c)	2,000	2,725
Proofpoint Inc.
0.75%, 06/15/20 (b)	2,800	4,088
PROS Holdings Inc.
2.00%, 12/01/19 (b)	1,080	1,225
Q2 Holdings Inc.
0.75%, 02/15/23 (b) (c)	1,555	1,591
ServiceNow Inc.
0.00%, 06/01/22 (b) (c) (e)	2,385	3,155
Weibo Corp.
1.25%, 11/15/22 (b) (c)	2,565	3,002
Workday Inc.
0.25%, 10/01/22 (b) (c)	2,760	3,008
Yahoo! Inc.
0.00%, 12/01/18 (b) (e)	3,120	4,348
Zillow Group Inc.
2.00%, 12/01/21 (b)	3,365	4,094
		66,862
Materials 2.0%
Cemex SAB de CV
3.72%, 03/15/20 (b)	3,550	3,662
Total Corporate Bonds And Notes (cost $165,497)		174,363

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 8.2%
Investment Companies 8.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (f) (g)	14,794	14,794
Total Short Term Investments (cost $14,794)		14,794
Total Investments 108.8% (cost $186,172)		196,085
Total Securities Sold Short (42.0)% (proceeds $69,518)		(75,700)
Other Assets and Liabilities, Net 33.2%		59,896
Total Net Assets 100.0%		180,281

(a) Non-income producing security.

(b) Convertible security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $71,585 and 39.7%, respectively.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (42.0%)
COMMON STOCKS (39.3%)
Consumer Discretionary (2.1%)
Caesars Entertainment Corp.	(85)	(956)
Chegg Inc.	(14)	(300)
Ctrip.com International Ltd. - ADR	(20)	(937)
Live Nation Inc.	(16)	(664)
Marriott Vacations Worldwide Corp.	(7)	(939)
		(3,796)
Energy (1.7%)
Cheniere Energy Inc.	(6)	(321)
Golar LNG Ltd.	(45)	(1,223)
Oil States International Inc.	(20)	(525)
PDC Energy Inc.	(15)	(717)
Weatherford International Plc	(116)	(266)
		(3,052)
Financials (1.3%)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(7)	(136)
PRA Group Inc.	(59)	(2,257)
		(2,393)
Health Care (6.7%)
BioMarin Pharmaceutical Inc.	(20)	(1,627)
Dermira Inc.	(40)	(322)
Exact Sciences Corp.	(19)	(766)
Horizon Pharma Plc	(54)	(767)
Illumina Inc.	(4)	(872)
Insulet Corp.	(18)	(1,526)
Jazz Pharmaceuticals Plc	(7)	(1,065)
Quidel Corp.	(31)	(1,601)
Repligen Corp.	(45)	(1,626)
Supernus Pharmaceuticals Inc.	(8)	(380)
Teladoc Inc.	(37)	(1,483)
		(12,035)
Industrials (8.0%)
Air Transport Services Group Inc.	(55)	(1,279)
Atlas Air Worldwide Holdings Inc.	(25)	(1,493)
Dycom Industries Inc.	(30)	(3,278)
Greenbrier Cos. Inc.	(48)	(2,429)
Meritor Inc.	(44)	(909)
Patrick Industries Inc.	(9)	(557)
Rexnord Corp.	(79)	(2,339)
Team Inc.	(78)	(1,072)
Tutor Perini Corp.	(45)	(992)
		(14,348)
Information Technology (18.4%)
Coupa Software Inc.	(23)	(1,031)
Cypress Semiconductor Corp.	(135)	(2,283)
Euronet Worldwide Inc.	(18)	(1,389)
Everbridge Inc.	(40)	(1,455)
Guidewire Software Inc.	(11)	(913)
HubSpot Inc.	(14)	(1,474)
IAC/InterActiveCorp.	(10)	(1,525)
II-VI Inc.	(16)	(661)
Inphi Corp.	(17)	(512)
Integrated Device Technology Inc.	(75)	(2,292)
Lumentum Holdings Inc.	(31)	(1,971)
Microchip Technology Inc.	(35)	(3,204)
Nutanix Inc. - Class A	(44)	(2,161)
Okta Inc. - Class A	(19)	(773)
	Shares/Par[1]	Value ($)
ON Semiconductor Corp.	(68)	(1,653)
Proofpoint Inc.	(22)	(2,557)
PROS Holdings Inc.	(13)	(423)
Q2 Holdings Inc.	(11)	(510)
ServiceNow Inc.	(11)	(1,803)
Weibo Corp. - ADR	(11)	(1,309)
Workday Inc. - Class A	(10)	(1,312)
Zillow Group Inc. - Class C	(35)	(1,904)
		(33,115)
Materials (0.3%)
Cemex SAB de CV - ADR	(80)	(530)
Real Estate (0.8%)
Crown Castle International Corp.	(14)	(1,535)
Total Common Stocks (proceeds $65,234)		(70,804)
INVESTMENT COMPANIES (2.7%)
Altaba Inc.	(41)	(3,013)
iShares 7-10 Year Treasury Bond Fund ETF	(18)	(1,883)
Total Investment Companies (proceeds $4,284)		(4,896)
Total Securities Sold Short (42.0%) (proceeds $69,518)		(75,700)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
Air Canada Pass-Through Trust
Series 2013-A-1, 4.13%, 05/15/25 (a)	81	83
Series 2017-A-1, 3.55%, 01/15/30 (b) (c)	1,700	1,660
American Airlines Pass-Through Trust
Series 2011-A-1, 5.25%, 01/31/21	28	29
Series 2015-A-1, 3.38%, 05/01/27	264	255
Series 2016-AA-2, 3.20%, 06/15/28	190	181
Series 2017-AA-2, 3.35%, 10/15/29	1,000	962
Series 2017-A-2, 3.60%, 10/15/29	600	586
Asset Backed Funding Corp. Trust
Series 2006-A2-OPT2, REMIC, 2.01%, (1M US LIBOR + 0.14%), 10/25/36 (d)	124	110
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-M1-HE6, REMIC, 2.82%, (1M US LIBOR + 0.95%), 09/25/34 (d)	52	52
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	40	40
Centex Home Equity Loan Trust
Series 2004-MV1-D, REMIC, 2.80%, (1M US LIBOR + 0.93%), 09/25/34 (d)	41	42
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 2.01%, (1M US LIBOR + 0.14%), 12/25/36 (d)	130	129
Series 2007-3A3A-10, REMIC, 3.81%, 09/25/37 (d)	32	27
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	44	47
Countrywide Asset-Backed Certificates
Series 2004-M1-4, REMIC, 2.59%, (1M US LIBOR + 0.72%), 07/25/34 (d)	75	77
Series 2004-M1-5, REMIC, 2.73%, (1M US LIBOR + 0.86%), 08/25/34 (d)	29	29
Series 2006-1A-24, REMIC, 2.01%, (1M US LIBOR + 0.14%), 07/25/35 (d)	108	100
Series 2005-1A-AB4, REMIC, 2.11%, (1M US LIBOR + 0.24%), 03/25/36 (d)	44	39
CVS Pass-Through Trust
Series A, 7.51%, 01/10/32 (a)	56	66
Series 2013-PTC, 4.70%, 01/10/36 (a)	881	904
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-14, REMIC, 2.02%, (1M US LIBOR + 0.15%), 04/25/33 (d)	38	37
First Franklin Mortgage Loan Trust
Series 2004-M3-FF8, REMIC, 3.30%, (1M US LIBOR + 1.43%), 10/25/34 (d)	49	48
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (b) (c)	300	299
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 2.41%, (1M US LIBOR + 0.27%), 10/25/35 (d)	16	16
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.23%, (1M US LIBOR + 0.36%), 12/25/35 (d)	100	100
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.14%, (1M US LIBOR + 0.27%), 07/25/36 (d)	300	294
Lehman XS Trust
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	19	19
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 1.97%, (1M US LIBOR + 0.10%), 04/25/37 (d)	13	9
Northwest Airlines Pass-Through Trust
Series 2002-G-2-1, 6.26%, 05/20/23	45	47
OMX Timber Finance Investments I LLC
Series 2014-A1, 5.42%, 01/29/20 (a)	300	312
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M2-WHQ1, REMIC, 2.86%, (1M US LIBOR + 0.99%), 09/25/34 (d)	72	72
RALI Trust
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	76	70
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	83	70
	Shares/Par[1]	Value ($)
RAMP Trust
Series 2005-A2-EFC7, REMIC, 2.10%, (1M US LIBOR + 0.23%), 12/25/35 (d)	228	184
RASC Trust
Series 2006-AI3-KS9, REMIC, 2.03%, (1M US LIBOR + 0.16%), 09/25/36 (d)	179	172
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (e)	174	92
SBA Tower Trust
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	592
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25 (a)	481	481
Soundview Home Loan Trust
Series 2006-2A3-OPT3, REMIC, 2.04%, (1M US LIBOR + 0.17%), 06/25/36 (d)	66	65
Spirit Airlines Pass-Through Trust
Series 2015-A-1, 4.10%, 04/01/28	897	909
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (a)	392	391
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	86	85
Series 2016-A-1, 3.45%, 07/07/28	974	943
Series 2016-A-2, 3.10%, 10/07/28	1,000	951
US Airways Pass-Through Trust
Series 2013-B-1, 5.38%, 11/15/21	122	126
Series 2013-A-1, 3.95%, 11/15/25	77	77
Virgin Australia Trust
Series 2013-1A, 5.00%, 10/23/23 (a)	41	42
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,951)		11,921
CORPORATE BONDS AND NOTES 80.5%
Consumer Discretionary 4.3%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (a)	200	191
Altice SA
7.75%, 05/15/22 (a)	200	186
Amazon.com Inc.
2.60%, 12/05/19	100	100
3.80%, 12/05/24	100	102
5.20%, 12/03/25	100	111
AMC Networks Inc.
5.00%, 04/01/24	200	197
Aptiv Plc
3.15%, 11/19/20	500	500
AutoNation Inc.
6.75%, 04/15/18	300	300
Bacardi Ltd.
2.75%, 07/15/26 (a)	300	267
Cedar Fair LP
5.38%, 04/15/27 (a)	200	198
Charter Communications Operating LLC
3.75%, 02/15/28	300	276
4.20%, 03/15/28	800	765
Comcast Corp.
4.50%, 01/15/43	500	511
4.60%, 08/15/45	400	415
3.40%, 07/15/46	1,200	1,033
CRC Escrow Issuer LLC
5.25%, 10/15/25 (a)	400	383
D.R. Horton Inc.
3.75%, 03/01/19	600	603
4.38%, 09/15/22	200	207
Discovery Communications LLC
3.45%, 03/15/25	100	96
DISH DBS Corp.
6.75%, 06/01/21	1,100	1,111
5.88%, 07/15/22	325	311
General Motors Co.
2.59%, (3M US LIBOR + 0.80%), 08/07/20 (d)	200	201
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22 (a)	200	201
Hilton Worldwide Finance LLC
4.63%, 04/01/25	500	500
4.88%, 04/01/27	400	395

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (a)	100	99
Lennar Corp.
4.75%, 11/29/27 (a)	400	385
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (a)	800	764
Meredith Corp.
6.88%, 02/01/26 (a)	100	103
MGM Resorts International
6.00%, 03/15/23	1,000	1,050
Nissan Motor Acceptance Corp.
2.65%, 09/26/18 (a)	100	100
2.61%, (3M US LIBOR + 0.89%), 01/13/22 (a) (d)	100	101
Numericable - SFR SA
7.38%, 05/01/26 (a)	900	857
Omnicom Group Inc.
3.60%, 04/15/26	100	96
PetSmart Inc.
5.88%, 06/01/25 (a)	200	145
QVC Inc.
4.38%, 03/15/23	600	601
RELX Capital Inc.
3.50%, 03/16/23	200	200
Schaeffler Finance BV
3.25%, 05/15/25, EUR	100	131
Securitization Trust
4.50%, 04/01/27 (f)	800	794
Studio City Co. Ltd.
5.88%, 11/30/19 (a)	500	510
Thomson Reuters Corp.
3.35%, 05/15/26	700	669
Time Warner Cable Inc.
8.25%, 04/01/19	500	525
6.75%, 07/01/18 - 06/15/39	800	894
4.50%, 09/15/42	300	261
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	131
Unitymedia Hessen GmbH & Co. KG
3.50%, 01/15/27, EUR	550	709
Univision Communications Inc.
5.13%, 02/15/25 (a)	100	93
Viking Cruises Ltd.
5.88%, 09/15/27 (a)	100	95
Wynn Las Vegas LLC
4.25%, 05/30/23 (a) (g)	1,650	1,627
		20,100
Consumer Staples 2.8%
Adecoagro SA
6.00%, 09/21/27 (a)	200	188
Altria Group Inc.
9.25%, 08/06/19 (f)	12	13
Anheuser-Busch InBev Worldwide Inc.
3.05%, (3M US LIBOR + 0.74%), 01/12/24 (d)	2,500	2,514
BAT Capital Corp.
3.56%, 08/15/27 (a)	2,400	2,301
Brown-Forman Corp.
3.50%, 04/15/25	1,200	1,205
Campbell Soup Co.
3.65%, 03/15/23	700	701
Constellation Brands Inc.
4.75%, 12/01/25	1,050	1,106
CVS Health Corp.
2.13%, 06/01/21	400	386
Danone SA
2.59%, 11/02/23 (a)	1,000	947
Heineken NV
3.40%, 04/01/22 (a)	400	404
JM Smucker Co.
3.00%, 03/15/22	100	99
3.50%, 03/15/25	100	99
Kraft Heinz Foods Co.
3.50%, 07/15/22	200	200
2.63%, (3M US LIBOR + 0.82%), 08/10/22 (d)	1,400	1,405
	Shares/Par[1]	Value ($)
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (a)	1,000	992
McCormick & Co. Inc.
3.40%, 08/15/27	100	96
Post Holdings Inc.
5.00%, 08/15/26 (a)	200	189
Tesco Plc
6.13%, 02/24/22, GBP	200	316
		13,161
Energy 9.0%
APT Pipelines Ltd.
4.20%, 03/23/25 (a)	500	505
Blue Racer Midstream LLC
6.13%, 11/15/22 (a)	200	204
BP AMI Leasing Inc.
5.52%, 05/08/19 (b) (c)	125	129
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,073
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	719
Cimarex Energy Co.
4.38%, 06/01/24	875	902
3.90%, 05/15/27	400	396
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23 (a)	1,100	1,133
Covey Park Energy LLC
7.50%, 05/15/25 (a)	100	99
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (g)	400	402
El Paso Corp.
7.25%, 06/01/18	700	705
6.50%, 09/15/20	200	214
Enable Midstream Partners LP
4.40%, 03/15/27	400	392
5.00%, 05/15/44 (e)	645	608
Enbridge Inc.
2.11%, (3M US LIBOR + 0.40%), 01/10/20 (d)	1,500	1,497
3.70%, 07/15/27	900	863
Endeavor Energy Resources LP
5.75%, 01/30/28 (a)	500	497
Energy Transfer Partners LP
4.65%, 06/01/21	800	822
4.20%, 04/15/27	100	96
4.90%, 03/15/35	554	522
6.63%, 10/15/36	100	113
7.50%, 07/01/38	200	237
6.05%, 06/01/41	100	101
6.50%, 02/01/42	100	108
5.30%, 04/15/47	600	564
Ensco Plc
7.75%, 02/01/26	200	183
Enterprise Products Operating LLC
2.55%, 10/15/19	500	497
3.90%, 02/15/24	100	101
3.75%, 02/15/25	400	401
4.88%, 08/16/77 (d)	500	489
EQT Corp.
3.00%, 10/01/22	600	582
3.90%, 10/01/27	1,100	1,054
EQT Midstream Partners LP
4.00%, 08/01/24	500	487
4.13%, 12/01/26	300	288
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	100
6.00%, 01/23/21 (a)	200	210
Genesis Energy LP
6.75%, 08/01/22	700	721
Greenko Dutch BV
5.25%, 07/24/24 (a)	200	192
Halliburton Co.
3.80%, 11/15/25	800	801
Hess Corp.
7.30%, 08/15/31	65	78

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Indigo Natural Resources LLC
6.88%, 02/15/26 (a)	100	95
Kerr-McGee Corp.
6.95%, 07/01/24	300	346
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	400	393
6.95%, 01/15/38	700	845
Kinder Morgan Inc.
5.30%, 12/01/34	100	103
MPLX LP
4.50%, 04/15/38	500	493
Murphy Oil Corp.
5.75%, 08/15/25	200	197
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/21 (a)	78	77
7.38%, 12/01/26 (a) (h)	126	63
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (a)	43	41
7.72%, 12/01/26 (a) (h)	130	37
Odebrecht Oil & Gas Finance Ltd.
0.00%, (callable at 100 beginning 04/03/18) (a) (i) (j)	89	2
ONEOK Inc.
4.00%, 07/13/27	300	297
ONEOK Partners LP
6.85%, 10/15/37	200	245
Petrofac Ltd.
3.40%, 10/10/18 (b) (c)	200	198
Petroleos Mexicanos
6.50%, 03/13/27 (g)	3,000	3,204
Pioneer Natural Resources Co.
6.88%, 05/01/18	50	50
7.50%, 01/15/20	100	108
3.45%, 01/15/21	1,400	1,409
3.95%, 07/15/22	400	408
Plains All American Pipeline LP
2.60%, 12/15/19	100	99
2.85%, 01/31/23	200	189
3.85%, 10/15/23	100	98
3.60%, 11/01/24	100	95
4.65%, 10/15/25	200	201
4.50%, 12/15/26	1,600	1,587
5.15%, 06/01/42	200	188
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27 (a)	250	272
Regency Energy Partners LP
5.75%, 09/01/20	200	209
5.88%, 03/01/22	1,000	1,069
5.00%, 10/01/22	300	313
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	500	518
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (e)	100	105
6.25%, 03/15/22	300	325
5.75%, 05/15/24	1,400	1,508
5.63%, 04/15/23 - 03/01/25	1,425	1,526
5.88%, 06/30/26	700	765
Sanchez Energy Corp.
7.25%, 02/15/23 (b) (c) (g)	100	101
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27 (a) (g)	1,700	1,597
Sinopec Group Overseas Development Ltd.
1.75%, 09/29/19 (a)	500	491
Southwestern Energy Co.
4.10%, 03/15/22 (g)	50	48
Sunoco Logistics Partners Operations LP
5.40%, 10/01/47	400	381
TC PipeLines LP
3.90%, 05/25/27	500	479
TerraForm Power Operating LLC
4.25%, 01/31/23 (a)	100	96
Tesoro Logistics LP
5.25%, 01/15/25	600	610
Transcanada Trust
5.30%, 03/15/77 (d)	875	866
	Shares/Par[1]	Value ($)
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (b) (c)	800	782
Western Gas Partners LP
2.60%, 08/15/18	100	100
		42,314
Financials 41.7%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,575	1,551
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	302
4.25%, 07/01/20	500	509
4.50%, 05/15/21	600	614
3.95%, 02/01/22	400	402
3.50%, 01/15/25	1,900	1,831
Ally Financial Inc.
8.00%, 11/01/31	500	611
Altice Financing SA
6.63%, 02/15/23 (a)	300	297
Amcor Finance USA Inc.
3.63%, 04/28/26 (a)	400	384
American Financial Group Inc.
3.50%, 08/15/26	900	863
American International Group Inc.
3.90%, 04/01/26	700	693
5.75%, 04/01/48 (g)	100	101
4.38%, 01/15/55	400	370
Axis Bank Ltd.
3.25%, 05/21/20 (b) (c)	500	496
3.25%, 05/21/20	200	198
Axis Specialty Finance Plc
4.00%, 12/06/27	700	675
Azul Investments LLP
5.88%, 10/26/24 (a)	100	98
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (i)	600	798
Banco BTG Pactual SA
5.50%, 01/31/23 (a)	200	195
Banco do Brasil SA
6.00%, 01/22/20 (a)	200	209
Banco General SA
4.13%, 08/07/27 (a)	200	190
Banco Inbursa SA
4.38%, 04/11/27 (a)	400	386
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (i)	900	906
2.65%, 04/01/19	100	100
2.25%, 04/21/20	300	295
2.15%, 11/09/20	3,900	3,821
4.10%, 07/24/23	1,475	1,522
3.50%, 04/19/26	1,300	1,277
3.82%, 01/20/28 (d)	5,000	4,947
3.42%, 12/20/28 (a)	631	604
3.97%, 03/05/29	500	500
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	398
3.00%, 02/24/25	500	483
2.80%, 05/04/26	1,800	1,693
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (i)	200	261
7.63%, 11/21/22	2,400	2,623
Barclays Plc
3.33%, (3M US LIBOR + 1.63%), 01/10/23 (d)	900	922
BAT International Finance Plc
2.75%, 06/15/20 (a)	200	198
BBVA Bancomer SA
5.13%, 01/18/33 (b) (c)	600	577
BGC Partners Inc.
5.38%, 12/09/19	225	233
5.13%, 05/27/21	1,100	1,144
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44 (a)	300	331
BOC Aviation Pte Ltd.
2.75%, 09/18/22 (a)	400	384

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.50%, 09/18/27 (a)	500	465
Boral Finance Pty Ltd.
3.75%, 05/01/28 (a)	1,600	1,550
BPCE SA
3.12%, (3M US LIBOR + 1.22%), 05/22/22 (a) (d)	500	507
2.75%, 01/11/23 (a) (g)	2,500	2,414
Braskem Finance Ltd.
5.38%, 05/02/22	1,200	1,242
Brighthouse Financial Inc.
4.70%, 06/22/47 (a)	200	184
Brixmor Operating Partnership LP
3.85%, 02/01/25	250	244
Brookfield Finance Inc.
3.90%, 01/25/28	500	485
Brookfield Finance LLC
4.00%, 04/01/24	500	504
Cemex Finance LLC
6.00%, 04/01/24	300	310
Charles Schwab Corp.
5.00%, (callable at 100 beginning 12/01/27) (i)	500	496
CIT Group Inc.
5.50%, 02/15/19 (a)	168	172
Citigroup Inc.
2.97%, (3M US LIBOR + 1.19%), 08/02/21 (d)	1,000	1,018
2.98%, (3M US LIBOR + 1.10%), 05/17/24 (d)	800	807
3.20%, 10/21/26	600	570
Citizens Bank NA
2.55%, 05/13/21	250	244
Citizens Financial Group Inc.
2.38%, 07/28/21	400	387
CME Group Inc.
3.00%, 03/15/25	725	706
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	600	578
CNPC General Capital Ltd.
1.95%, 04/16/18 (a)	500	500
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (i)	1,400	1,958
3.75%, 07/21/26	1,000	965
Credit Agricole SA
2.75%, 06/10/20 (a)	300	297
Credit Suisse AG
1.70%, 04/27/18	1,000	1,000
3.00%, 10/29/21	300	297
6.50%, 08/08/23	300	326
6.50%, 08/08/23 (a)	200	217
Credit Suisse Group AG
3.57%, 01/09/23 (a)	250	248
3.87%, 01/12/29 (a)	700	678
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	906
3.75%, 03/26/25	800	781
4.55%, 04/17/26	700	716
CRH America Finance Inc.
3.40%, 05/09/27 (a)	800	766
DAE Funding LLC
5.00%, 08/01/24 (a)	100	95
DBS Group Holdings Ltd.
2.25%, 07/16/19 (a)	200	198
2.54%, (3M US LIBOR + 0.49%), 06/08/20 (a) (d)	400	400
Depository Trust & Clearing Corp.
4.88%, (callable at 100 beginning 06/15/20) (a) (i)	250	255
Deutsche Bank AG
2.69%, (3M US LIBOR + 0.97%), 07/13/20 (d)	1,100	1,103
3.15%, 01/22/21	500	492
4.25%, 10/14/21	2,200	2,231
3.04%, (3M US LIBOR + 1.19%), 11/16/22 (d) (g)	500	498
3.30%, 11/16/22	300	292
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	2,300	2,359
5.45%, 06/15/23 (a)	2,125	2,253
Discover Bank
3.10%, 06/04/20	250	249
	Shares/Par[1]	Value ($)
DNB Bank ASA
2.38%, 06/02/21 (a)	400	390
E*Trade Financial Corp.
5.88%, (callable at 100 beginning 09/15/26) (g) (i)	1,000	1,032
Emerald Bay SA
0.00%, 10/08/20, EUR (b) (c) (j)	100	115
Enel Finance International NV
3.63%, 05/25/27 (a)	400	381
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	1,919
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28, EUR	600	731
Fidelity National Financial Inc.
5.50%, 09/01/22	300	325
First American Financial Corp.
4.30%, 02/01/23	650	655
4.60%, 11/15/24	200	203
Flagstar Bancorp Inc.
6.13%, 07/15/21	800	844
FMR LLC
4.95%, 02/01/33 (b) (c)	700	780
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	201
2.64%, (3M US LIBOR + 0.83%), 08/12/19 (d)	400	401
2.68%, 01/09/20	300	297
8.13%, 01/15/20	150	162
2.87%, (3M US LIBOR + 1.08%), 08/03/22 (d)	1,400	1,404
Freedom Mortgage Corp.
8.13%, 11/15/24 (a)	100	103
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	1,852
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	450
3.27%, (3M US LIBOR + 1.55%), 01/14/22 (d)	200	204
3.45%, 01/14/22	1,900	1,886
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	264
Global Bank Corp.
4.50%, 10/20/21 (a)	200	201
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	200
6.00%, 06/15/20	200	212
5.25%, 07/27/21	500	530
3.01%, (3M US LIBOR + 1.17%), 11/15/21 (d)	600	607
5.75%, 01/24/22	100	108
2.56%, (3M US LIBOR + 0.75%), 02/23/23 (d)	600	597
3.50%, 01/23/25	700	687
3.75%, 02/25/26	1,000	985
High Street Funding Trust I
4.11%, 02/15/28 (b) (c)	100	101
HKCG Finance Ltd.
6.25%, 08/07/18 (b) (c)	200	202
HSBC Bank Plc
4.13%, 08/12/20 (a)	400	409
HSBC Bank USA NA
4.88%, 08/24/20	110	114
HSBC Holdings Plc
6.00%, (callable at 100 beginning 09/29/23), EUR (i)	1,100	1,550
6.25%, (callable at 100 beginning 03/23/23) (i) (k)	1,200	1,216
3.60%, 05/25/23	800	800
4.30%, 03/08/26	725	744
3.90%, 05/25/26	600	599
HSBC USA Inc.
2.35%, 03/05/20	200	197
ING Groep NV
3.95%, 03/29/27	200	199
Intesa Sanpaolo SpA
7.75%, (callable at 100 beginning 01/11/27), EUR (i)	800	1,201
6.50%, 02/24/21 (a)	250	269
5.71%, 01/15/26 (a)	875	880
Itau Unibanco Holding SA
6.13%, (callable at 100 beginning 12/12/22) (a) (i)	500	490

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Jefferies Finance LLC
7.38%, 04/01/20 (a)	1,600	1,616
7.50%, 04/15/21 (a)	600	607
6.88%, 04/15/22 (a)	300	297
7.25%, 08/15/24 (a)	400	395
JPMorgan Chase & Co.
7.90%, (callable at 100 beginning 04/30/18) (i)	1,100	1,106
6.30%, 04/23/19	300	311
2.65%, (3M US LIBOR + 0.90%), 04/25/23 (d)	100	100
3.90%, 07/15/25	200	202
3.30%, 04/01/26	1,700	1,644
3.78%, 02/01/28 (d)	7,000	6,953
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,500	2,435
Lazard Group LLC
3.75%, 02/13/25	300	295
LeasePlan Corp. NV
2.50%, 05/16/18 (a)	1,400	1,397
Legg Mason Inc.
3.95%, 07/15/24	100	100
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (a) (i)	100	126
Lloyds Banking Group Plc
7.63%, (callable at 100 beginning 06/27/23), GBP (i) (k)	1,000	1,565
7.88%, (callable at 100 beginning 06/27/29), GBP (i) (k)	1,600	2,704
Marsh & McLennan Cos Inc.
3.50%, 03/10/25	1,200	1,193
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	1,600	1,605
Mitsubishi UFJ Financial Group Inc.
3.89%, (3M US LIBOR + 1.88%), 03/01/21 (d)	412	426
3.15%, (3M US LIBOR + 1.06%), 09/13/21 (d)	600	607
2.76%, 09/13/26	2,000	1,845
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/19 (a)	3,600	3,567
Mizuho Financial Group Inc.
2.63%, 04/12/21 (a)	700	686
2.95%, (3M US LIBOR + 0.88%), 09/11/22 (d)	800	802
Moody's Corp.
4.50%, 09/01/22	200	209
4.88%, 02/15/24	290	308
Morgan Stanley
7.30%, 05/13/19	290	304
5.75%, 01/25/21	100	106
2.75%, 05/19/22	1,100	1,072
3.13%, 01/23/23 (g)	3,400	3,353
4.00%, 07/23/25	1,000	1,009
3.88%, 01/27/26	300	299
3.63%, 01/20/27	3,700	3,623
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	965
Multibank Inc.
4.38%, 11/09/22 (a)	200	199
NASDAQ Inc.
2.64%, (3M US LIBOR + 0.39%), 03/22/19 (d)	600	600
Nationwide Building Society
10.25%, GBP (i)	535	1,171
2.35%, 01/21/20 (b) (c)	2,150	2,124
Navient Corp.
8.00%, 03/25/20	300	319
5.88%, 03/25/21	100	102
7.25%, 01/25/22	100	106
6.50%, 06/15/22	200	207
Nordea Bank AB
4.88%, 05/13/21 (a)	400	417
Petrobras Global Finance BV
7.38%, 01/17/27	300	325
6.00%, 01/27/28 (a)	2,593	2,562
5.75%, 02/01/29	200	193
Quicken Loans Inc.
5.25%, 01/15/28 (a)	600	562
	Shares/Par[1]	Value ($)
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	554
Radian Group Inc.
7.00%, 03/15/21	157	170
RCI Banque SA
3.50%, 04/03/18 (a)	100	100
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (a)	400	384
2.75%, 06/26/24 (a)	900	857
Reinsurance Group of America Inc.
3.95%, 09/15/26	600	594
RenaissanceRe Finance Inc.
3.45%, 07/01/27	100	95
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (g)	418	454
9.25%, 07/06/24 (a)	174	189
9.75%, 01/06/27 (a)	193	210
Santander Holdings USA Inc.
2.70%, 05/24/19	217	216
3.70%, 03/28/22	1,200	1,205
3.40%, 01/18/23	1,100	1,077
4.40%, 07/13/27	100	100
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (i)	295	450
2.88%, 08/05/21	1,000	981
4.75%, 09/15/25 (a)	600	602
Santander UK Plc
2.13%, 11/03/20	1,500	1,463
5.00%, 11/07/23 (a)	300	311
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24 (d)	200	202
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	500	477
SL Green Operating Partnership LP
3.25%, 10/15/22	500	488
SLM Corp.
5.13%, 04/05/22	400	401
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (a)	600	584
3.00%, 07/15/22 (a)	800	781
Solvay Finance America LLC
3.40%, 12/03/20 (a)	600	601
4.45%, 12/03/25 (a)	300	311
Springleaf Finance Corp.
5.25%, 12/15/19	100	102
8.25%, 12/15/20	100	109
7.75%, 10/01/21	800	866
State Bank of India
3.25%, 01/24/22	700	685
State Street Corp.
3.30%, 12/16/24	250	248
Stearns Holdings LLC
9.38%, 08/15/20 (a)	500	511
Stichting AK Rabobank Certificaten
6.50%, EUR (e) (i)	600	903
Sumitomo Mitsui Financial Group Inc.
3.74%, (3M US LIBOR + 1.68%), 03/09/21 (d)	1,200	1,235
2.06%, 07/14/21	100	97
2.88%, (3M US LIBOR + 1.14%), 10/19/21 (d)	1,300	1,320
2.49%, (3M US LIBOR + 0.78%), 07/12/22 (d)	500	502
Synchrony Financial
2.70%, 02/03/20	100	99
3.02%, (3M US LIBOR + 1.23%), 02/03/20 (d)	200	203
Tesco Property Finance 5 Plc
5.66%, 10/13/41, GBP	591	952
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	300	300
4.13%, 11/01/24 (a)	500	510
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	151
UBS AG
2.38%, 08/14/19	300	298
2.63%, (3M US LIBOR + 0.58%), 06/08/20 (a) (d)	2,100	2,107
2.45%, 12/01/20 (a)	200	196

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
2.49%, (3M US LIBOR + 0.48%), 12/01/20 (a) (d)	200	200
7.63%, 08/17/22	2,403	2,689
4.75%, 05/22/23 (d)	1,244	1,246
UBS Group AG
4.13%, 09/24/25 (a)	250	252
UPCB Finance VII Ltd.
3.63%, 06/15/29, EUR	200	239
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/19	700	705
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	100	138
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (a)	1,000	991
Washington Prime Group LP
5.95%, 08/15/24	1,500	1,427
WEA Finance LLC
3.75%, 09/17/24 (a)	1,000	1,001
Wells Fargo & Co.
2.10%, 07/26/21	400	386
2.63%, 07/22/22	300	290
2.85%, (3M US LIBOR + 1.11%), 01/24/23 (d)	1,500	1,517
3.00%, (3M US LIBOR + 1.23%), 10/31/23 (d)	1,400	1,419
3.30%, 09/09/24	950	927
3.00%, 04/22/26	1,200	1,127
3.58%, 05/22/28 (d)	4,800	4,681
Weyerhaeuser Co.
7.38%, 10/01/19 - 03/15/32	1,800	2,297
Woodside Finance Ltd.
4.60%, 05/10/21 (a)	600	619
3.65%, 03/05/25 (a)	600	591
XLIT Ltd.
4.45%, 03/31/25	400	404
		196,768
Health Care 3.7%
AbbVie Inc.
2.90%, 11/06/22	100	98
Actavis Funding SCS
3.45%, 03/15/22	975	967
3.80%, 03/15/25	1,400	1,376
Amgen Inc.
3.63%, 05/22/24	300	301
2.60%, 08/19/26	700	639
3.20%, 11/02/27	1,600	1,516
Baxalta Inc.
2.88%, 06/23/20	300	298
Becton Dickinson & Co.
3.06%, (3M US LIBOR + 1.03%), 06/06/22 (d)	500	500
Boston Scientific Corp.
3.38%, 05/15/22	775	772
EMD Finance LLC
3.25%, 03/19/25 (a)	200	194
Endo Finance Co.
5.75%, 01/15/22 (a)	200	165
Endo Finance LLC
5.38%, 01/15/23 (a)	500	379
6.00%, 07/15/23 (a)	200	151
Fresenius Medical Care US Finance II Inc.
4.75%, 10/15/24 (a)	700	733
HCA Inc.
5.25%, 06/15/26	300	304
Humana Inc.
3.85%, 10/01/24	200	201
Kinetic Concepts Inc.
7.88%, 02/15/21 (a)	100	103
Laboratory Corp. of America Holdings
3.60%, 02/01/25	200	196
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a) (g)	250	238
Medtronic Inc.
3.50%, 03/15/25	250	250
Merck & Co. Inc.
2.75%, 02/10/25	300	289
Mylan NV
3.95%, 06/15/26	1,700	1,649
	Shares/Par[1]	Value ($)
Stryker Corp.
3.50%, 03/15/26	475	474
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	400	355
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	400	359
2.80%, 07/21/23	1,600	1,352
3.15%, 10/01/26	450	360
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20, EUR	200	239
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/24 (a)	300	291
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (a)	637	641
9.25%, 04/01/26 (b) (c)	700	697
Zimmer Biomet Holdings Inc.
3.70%, 03/19/23	900	902
Zoetis Inc.
4.50%, 11/13/25	200	211
3.00%, 09/12/27	300	281
		17,481
Industrials 4.1%
A P Moller - Maersk A/S
3.88%, 09/28/25 (a)	700	684
ADT Corp.
3.50%, 07/15/22	100	93
Air Lease Corp.
2.63%, 09/04/18	400	400
2.13%, 01/15/20	1,000	982
3.00%, 09/15/23	300	288
Allegion US Holding Co. Inc.
3.20%, 10/01/24	400	389
3.55%, 10/01/27	100	95
Asciano Finance Ltd.
5.00%, 04/07/18 (a)	900	900
Aviation Capital Group Corp.
7.13%, 10/15/20 (a)	750	818
Aviation Capital Group LLC
3.50%, 11/01/27 (a)	100	94
CD&R Waterworks Merger Sub LLC
6.13%, 08/15/25 (a)	100	98
Delta Air Lines Inc.
3.63%, 03/15/22	1,400	1,397
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	200	199
GATX Corp.
3.50%, 03/15/28	500	473
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (i)	2,300	2,277
GMR Hyderabad International Airport Ltd.
4.25%, 10/27/27 (a)	200	183
International Lease Finance Corp.
7.13%, 09/01/18 (a)	190	193
8.25%, 12/15/20	600	670
8.63%, 01/15/22	200	233
Kansas City Southern
3.00%, 05/15/23	200	193
3.13%, 06/01/26	100	95
Masco Corp.
5.95%, 03/15/22	650	704
Massachusetts Institute of Technology
4.68%, 07/01/14	200	223
Owens Corning Inc.
4.20%, 12/15/22 - 12/01/24	350	357
3.40%, 08/15/26	600	575
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (a)	300	294
4.50%, 03/15/23 (a)	900	852
5.50%, 02/15/24 (a)	100	97
Penske Truck Leasing Co. LP
3.40%, 11/15/26 (a)	1,000	953
Pitney Bowes Inc.
3.63%, 09/15/20 (f)	200	198

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Rockwell Collins Inc.
2.80%, 03/15/22	200	195
3.20%, 03/15/24	100	97
3.50%, 03/15/27	450	434
SPX FLOW Inc.
5.88%, 08/15/26 (a)	200	205
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	194
4.75%, 01/15/28 (a)	2,100	1,971
Suzano Austria GmbH
7.00%, 03/16/47 (a) (g)	200	227
Textron Inc.
2.36%, (3M US LIBOR + 0.55%), 11/10/20 (d)	700	698
Verisk Analytics Inc.
4.13%, 09/12/22	100	103
WestJet Airlines Ltd.
3.50%, 06/16/21 (b) (c)	200	200
		19,331
Information Technology 3.5%
Activision Blizzard Inc.
6.13%, 09/15/23 (a)	700	731
3.40%, 09/15/26	200	194
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (g)	300	298
Alliance Data Systems Corp.
5.88%, 11/01/21 (a)	100	102
Apple Inc.
2.85%, 05/11/24	1,100	1,073
3.20%, 05/11/27	700	682
Arrow Electronics Inc.
3.25%, 09/08/24	500	479
Baidu Inc.
3.25%, 08/06/18	300	301
3.00%, 06/30/20	400	397
Broadcom Corp.
3.00%, 01/15/22	1,600	1,569
3.63%, 01/15/24	1,500	1,475
eBay Inc.
3.60%, 06/05/27	1,600	1,543
Flextronics International Ltd.
5.00%, 02/15/23	100	105
Harris Corp.
2.70%, 04/27/20	100	99
2.25%, (3M US LIBOR + 0.48%), 04/30/20 (d)	300	300
KLA-Tencor Corp.
4.65%, 11/01/24	100	104
Nvidia Corp.
3.20%, 09/16/26	1,000	965
NXP BV
4.13%, 06/01/21 (a)	500	506
3.88%, 09/01/22 (a)	500	496
Oracle Corp.
3.80%, 11/15/37	1,100	1,081
QTS Finance Corp.
4.75%, 11/15/25 (a)	100	94
Tech Data Corp.
4.95%, 02/15/27 (f)	200	201
Tencent Holdings Ltd.
3.60%, 01/19/28 (a)	1,300	1,249
Visa Inc.
3.15%, 12/14/25	400	393
VMware Inc.
3.90%, 08/21/27	1,500	1,418
Western Digital Corp.
4.75%, 02/15/26	500	499
		16,354
Materials 1.0%
Aleris International Inc.
9.50%, 04/01/21 (a)	100	104
Boise Cascade Co.
5.63%, 09/01/24 (a)	300	308
China Uranium Development Co. Ltd.
3.50%, 10/08/18	200	201
	Shares/Par[1]	Value ($)
Crown Americas LLC
4.75%, 02/01/26 (a)	100	97
Gerdau Holdings Inc.
7.00%, 01/20/20	200	211
7.00%, 01/20/20 (a)	100	105
Gerdau Trade Inc.
4.88%, 10/24/27 (a) (g)	300	296
Goldcorp Inc.
3.63%, 06/09/21	100	101
Graphic Packaging International Inc.
4.75%, 04/15/21	50	51
Huntsman International LLC
4.88%, 11/15/20	100	102
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (a)	200	209
Reynolds Group Issuer Inc.
5.22%, (3M US LIBOR + 3.50%), 07/15/21 (a) (d)	200	203
Rock Tenn Co.
4.90%, 03/01/22	30	32
Vale Overseas Ltd.
4.38%, 01/11/22	191	195
6.25%, 08/10/26	1,200	1,342
Westlake Chemical Corp.
3.60%, 07/15/22	30	30
WestRock Co.
4.00%, 03/15/28 (b) (c)	900	902
Yara International ASA
3.80%, 06/06/26 (a)	300	290
		4,779
Real Estate 4.6%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	100
3.90%, 06/15/23	600	605
4.50%, 07/30/29	500	509
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,049
American Tower Corp.
3.45%, 09/15/21	200	200
2.25%, 01/15/22	100	96
3.50%, 01/31/23	750	746
3.13%, 01/15/27	400	367
ARC Properties Operating Partnership LP
3.00%, 02/06/19	800	799
AvalonBay Communities Inc.
2.90%, 10/15/26	1,000	941
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	193
CBL & Associates LP
5.95%, 12/15/26 (g)	1,600	1,347
Crown Castle International Corp.
3.40%, 02/15/21	500	502
4.88%, 04/15/22	300	315
5.25%, 01/15/23	400	425
Digital Realty Trust LP
4.75%, 10/01/25	100	105
Education Realty Operating Partnership LP
4.60%, 12/01/24	100	101
EPR Properties
4.50%, 04/01/25	100	100
4.75%, 12/15/26	200	200
Essex Portfolio LP
3.50%, 04/01/25	900	879
HCP Inc.
4.00%, 12/01/22	300	306
Healthcare Trust of America Holdings LP
3.38%, 07/15/21	200	201
Hospitality Properties Trust
4.50%, 06/15/23	200	204
4.95%, 02/15/27	300	307
Host Hotels & Resorts LP
6.00%, 10/01/21	50	54
3.88%, 04/01/24	200	198
4.00%, 06/15/25	300	296
4.50%, 02/01/26	100	101

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Kilroy Realty LP
4.38%, 10/01/25	300	305
Kimco Realty Corp.
3.30%, 02/01/25	3,000	2,876
2.80%, 10/01/26	700	627
Mid-America Apartments LP
3.75%, 06/15/24	100	99
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27 (a) (g)	900	901
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	798
4.95%, 04/01/24	250	255
Physicians Realty LP
4.30%, 03/15/27	100	99
3.95%, 01/15/28	200	191
Select Income REIT
4.25%, 05/15/24	100	98
Simon Property Group LP
3.30%, 01/15/26	45	44
SL Green Realty Corp.
4.50%, 12/01/22	100	103
Spirit Realty LP
4.45%, 09/15/26	200	193
Trust F/1401
6.95%, 01/30/44 (a)	1,000	1,049
UDR Inc.
4.63%, 01/10/22	671	697
4.00%, 10/01/25	350	354
Weyerhaeuser Co.
4.63%, 09/15/23	500	525
8.50%, 01/15/25	500	625
WP Carey Inc.
4.00%, 02/01/25	600	588
		21,673
Telecommunication Services 3.0%
America Movil SAB de CV
5.00%, 03/30/20	200	206
AT&T Inc.
2.37%, (3M US LIBOR + 0.65%), 01/15/20 (d)	300	301
2.67%, (3M US LIBOR + 0.95%), 07/15/21 (d)	900	909
3.95%, 01/15/25	100	100
4.10%, 02/15/28 (a)	320	318
5.25%, 03/01/37	3,500	3,679
4.35%, 06/15/45	100	91
4.50%, 03/09/48	200	187
CC Holdings GS V LLC
3.85%, 04/15/23	200	200
MTN Mauritius Investments Ltd.
4.76%, 11/11/24 (a)	200	192
Sprint Corp.
7.25%, 09/15/21	1,300	1,343
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	1,312	1,304
Telefonica Emisiones SAU
4.10%, 03/08/27	1,100	1,100
United Group BV
4.38%, 07/01/22, EUR (a)	200	249
Verizon Communications Inc.
2.45%, (3M US LIBOR + 0.55%), 05/22/20 (d)	600	603
4.13%, 03/16/27	300	304
4.27%, 01/15/36	800	768
5.25%, 03/16/37	100	108
5.01%, 08/21/54	279	279
4.67%, 03/15/55	1,679	1,597
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP	100	148
Wind Tre SpA
2.75%, (3M EU EURIBOR + 2.75%), 01/20/24, EUR (a) (d)	400	454
		14,440
Utilities 2.8%
Appalachian Power Co.
3.40%, 06/01/25	300	297
	Shares/Par[1]	Value ($)
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,092
DTE Energy Co.
2.40%, 12/01/19	500	494
Duke Energy Corp.
3.05%, 08/15/22	1,200	1,183
2.65%, 09/01/26	750	684
Duke Energy Florida LLC
3.20%, 01/15/27	100	98
Duquesne Light Holdings Inc.
5.90%, 12/01/21 (a)	50	54
3.62%, 08/01/27 (a)	1,200	1,154
Edison International
4.13%, 03/15/28	800	807
Entergy Mississippi Inc.
2.85%, 06/01/28	900	840
Exelon Corp.
2.85%, 06/15/20	600	595
3.95%, 06/15/25	500	502
FirstEnergy Corp.
4.25%, 03/15/23 (f)	300	306
Ipalco Enterprises Inc.
3.70%, 09/01/24	100	97
NextEra Energy Capital Holdings Inc.
2.37%, (3M US LIBOR + 0.32%), 09/03/19 (d)	1,000	998
Niagara Mohawk Power Corp.
2.72%, 11/28/22 (a)	100	97
Pacific Gas & Electric Co.
3.25%, 06/15/23	800	789
3.30%, 12/01/27 (a)	200	189
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26	610	581
Southern Co.
2.95%, 07/01/23	200	194
5.50%, 03/15/57	200	206
Southern Power Co.
2.75%, (3M US LIBOR + 0.55%), 12/20/20 (a) (d)	900	902
		13,159
Total Corporate Bonds And Notes (cost $383,457)		379,560
SENIOR LOAN INTERESTS 3.8%
Consumer Discretionary 1.5%
ARAMARK Services Inc.
Term Loan B-1, 3.88%, (3M LIBOR + 2.00%), 03/06/25 (d)	249	251
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (d)	698	703
Charter Communications Operating LLC
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (d)	589	591
CSC Holdings LLC
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 01/12/26 (d)	300	300
Las Vegas Sands LLC
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/20/24 (d) (l)	400	401
Term Loan B, 3.40%, (3M LIBOR + 2.00%), 03/20/24 (d)	4,741	4,749
Wyndham Hotels & Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (d) (l) (m)	200	200
		7,195
Energy 0.1%
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (d)	500	507
Financials 0.9%
Avolon (Luxembourg) SARL
Term Loan B-2, 4.07%, (3M LIBOR + 2.25%), 01/20/23 (d)	596	596
FinCo I LLC
Term Loan B, 4.40%, (1M LIBOR + 2.75%), 06/11/22 (d)	200	202

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
ILFC Delos Finance LLC
Term Loan D, 3.44%, (3M LIBOR + 1.75%), 10/06/23 (d)	300	301
Level 3 Financing Inc.
Term Loan B, 4.11%, (3M LIBOR + 2.25%), 02/16/24 (d)	2,200	2,204
Lightstone Holdco LLC
Term Loan, 5.40%, (3M LIBOR + 3.75%), 01/30/24 (d)	491	493
RPI Finance Trust
Term Loan B-6, 3.69%, (3M LIBOR + 2.00%), 03/13/23 (d)	331	332
		4,128
Health Care 0.3%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.38%, (3M LIBOR + 3.50%), 08/15/24 (d)	99	92
Centene Corp.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 09/13/18 (b) (d) (l) (m)	700	697
HCA Inc.
Term Loan B-10, 3.88%, (3M LIBOR + 2.00%), 03/07/25 (d)	300	302
Ortho-Clinical Diagnostics SA
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 06/30/21 (d)	292	294
		1,385
Industrials 0.2%
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.01%, (3M LIBOR + 4.25%), 06/16/24 (d)	493	496
Term Loan, 6.54%, (3M LIBOR + 4.25%), 06/16/24 (d)	4	4
Sequa Corp.
Term Loan, 7.07%, (3M LIBOR + 5.50%), 11/28/21 (d)	198	201
		701
Information Technology 0.4%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.13%, (1M LIBOR + 3.25%), 10/19/23 (d)	394	396
Dell Inc.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 09/07/23 (d)	545	546
MH Sub I LLC
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.75%), 08/09/24 (d)	997	997
		1,939
Materials 0.1%
CPG International Inc.
Term Loan, 5.59%, (3M LIBOR + 3.75%), 05/03/24 (d)	393	396
WR Grace & Co.
Term Loan B-1, 0.00%, (3M LIBOR + 1.75%), 02/23/25 (d) (l)	37	37
Term Loan B-2, 0.00%, (3M LIBOR + 1.75%), 02/23/25 (d) (l)	63	63
		496
Telecommunication Services 0.3%
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (d)	1,297	1,274
Utilities 0.0%
Vistra Operations Co. LLC
Term Loan B-2, 4.06%, (3M LIBOR + 2.75%), 12/14/23 (d)	75	75
Term Loan B-2, 4.13%, (3M LIBOR + 2.75%), 08/03/24 (d)	24	24
		99
Total Senior Loan Interests (cost $17,683)		17,724
GOVERNMENT AND AGENCY OBLIGATIONS 29.1%
Mortgage-Backed Securities 6.0%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	634	623
	Shares/Par[1]	Value ($)
TBA, 3.00%, 05/15/48 (n)	2,400	2,338
TBA, 3.50%, 05/15/48 - 06/15/48 (n)	25,300	25,313
		28,274
Municipal 0.0%
California Earthquake Authority
2.81%, 07/01/19	168	168
Sovereign 2.5%
Argentina Bonar Bond
24.56%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (d)	29,080	1,480
Argentina POM Politica Monetaria
27.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	7,800	415
Argentina Republic Government International Bond
7.50%, 04/22/26 (g)	1,150	1,229
6.88%, 01/26/27 (g)	1,800	1,837
5.25%, 01/15/28, EUR	400	480
2.50%, 12/31/38 (e)	500	334
6.25%, 11/09/47, EUR	400	455
Indonesia Government International Bond
2.88%, 07/08/21, EUR (a)	100	132
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	201
7.25%, 01/15/19 (a)	200	206
Kuwait International Government Bond
3.50%, 03/20/27 (a)	1,300	1,275
Poland Government Bond
3.25%, 07/25/25, PLN	400	120
2.50%, 07/25/26, PLN	2,300	647
Republic of South Africa
10.50%, 12/21/26, ZAR	7,100	693
Saudi Arabia Government International Bond
3.25%, 10/26/26	1,500	1,405
3.63%, 03/04/28 (a)	1,000	951
Slovenia Government International Bond
4.13%, 02/18/19 (a)	200	203
		12,063
Treasury Inflation Indexed Securities 0.9%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (o)	550	755
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (o) (p)	3,386	3,297
		4,052
U.S. Treasury Securities 19.7%
U.S. Treasury Bond
3.50%, 02/15/39	914	1,002
Principal Only, 0.00%, 08/15/44 - 05/15/45 (j)	3,850	1,714
2.50%, 02/15/46 - 05/15/46	15,032	13,641
2.25%, 08/15/46	3,385	2,907
2.88%, 11/15/46	182	178
2.75%, 11/15/47 (n)	14,808	14,114
U.S. Treasury Note
1.88%, 07/31/22 (p)	1,431	1,392
2.13%, 12/31/22 - 05/15/25 (p)	18,840	18,418
1.75%, 01/31/23 (p)	2,116	2,037
2.38%, 05/15/27 (n)	1,218	1,181
2.75%, 02/15/28	36,253	36,242
		92,826
Total Government And Agency Obligations (cost $137,373)		137,383
TRUST PREFERREDS 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (i)	—	11
Total Trust Preferreds (cost $10)		11
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (b) (c) (i)	3	318

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Real Estate 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (i)	2	43
Total Preferred Stocks (cost $338)		361
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 3.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (q) (r)	14,639	14,639
Treasury Securities 0.1%
Argentina Treasury Bill
-0.50%, 09/14/18, ARS (s)	8,000	405
Total Short Term Investments (cost $15,035)		15,044
Total Investments 119.2% (cost $565,847)		562,004
Total Purchased Options 0.0% (cost $426)		151
Other Derivative Instruments 0.0%		68
Other Assets and Liabilities, Net (19.2)%		(90,681)
Total Net Assets 100.0%		471,542

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $92,019 and 19.5%, respectively.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) All or portion of the security was on loan.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Convertible security.

(l) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $42,429.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(s) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-A-1, 3.55%, 01/15/30	12/08/17	1,700	1,660	0.4
Axis Bank Ltd., 3.25%, 05/21/20	03/05/18	498	496	0.1
BBVA Bancomer SA, 5.13%, 01/18/33	01/12/18	597	577	0.1
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/12	129	129	—
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/14	301	318	0.1
Emerald Bay SA, 0.00%, 10/08/20	11/06/17	104	115	—
FMR LLC, 4.95%, 02/01/33	02/09/15	783	780	0.2
GTP Acquisition Partners I LLC, Series 2015-A-2, 3.48%, 06/16/25	05/21/15	300	299	0.1
High Street Funding Trust I, 4.11%, 02/15/28	03/09/18	100	101	—
HKCG Finance Ltd., 6.25%, 08/07/18	02/05/18	203	202	—
Nationwide Building Society, 2.35%, 01/21/20	03/27/18	2,123	2,124	0.5
Petrofac Ltd., 3.40%, 10/10/18	10/04/13	199	198	—
Sanchez Energy Corp., 7.25%, 02/15/23	03/01/18	101	101	—
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	03/09/18	796	782	0.2
Valeant Pharmaceuticals International Inc., 9.25%, 04/01/26	03/13/18	700	697	0.2
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/16	200	200	—
WestRock Co., 4.00%, 03/15/28	03/02/18	898	902	0.2
		9,732	9,681	2.1

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bund	(11)	June 2018	EUR	(1,720)	(2)	(42)
U.S. Treasury Note, 10-Year	61	June 2018		7,309	14	81
U.S. Treasury Note, 5-Year	336	June 2018		38,290	37	169
					49	208

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.50	06/20/48		4,850	(21)	(28)
3M South African Johannesburg Interbank Rate (Q)	Paying	7.25	09/19/23	ZAR	40,700	(10)	8
3M South African Johannesburg Interbank Rate (Q)	Paying	7.75	09/19/28	ZAR	55,200	(24)	10
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	09/20/24	JPY	127,500	—	(46)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	1,156,700	5	(27)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	570,000	3	(29)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.42	03/25/29	JPY	60,000	—	(3)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.25	06/17/35	JPY	20,000	—	(4)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	12/21/45	JPY	50,000	—	60
6M EURIBOR (S)	Receiving	1.00	06/20/28	EUR	2,600	—	12
6M EURIBOR (S)	Receiving	1.25	09/19/28	EUR	3,500	—	(28)
6M EURIBOR (S)	Receiving	1.50	09/19/48	EUR	500	2	(7)
6M GBP LIBOR (S)	Receiving	1.50	09/19/28	GBP	7,900	(4)	(148)
6M GBP LIBOR (S)	Receiving	1.75	09/19/48	GBP	1,700	—	(51)
6M GBP LIBOR (S)	Paying	1.50	09/19/23	GBP	300	—	1
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.50	09/19/23	PLN	6,500	1	6
Mexican Interbank Rate (M)	Receiving	8.10	01/04/38	MXN	36,900	—	(102)
Mexican Interbank Rate (M)	Paying	5.61	07/07/21	MXN	14,100	—	(35)
Mexican Interbank Rate (M)	Paying	5.84	09/14/21	MXN	1,600	—	(3)
Mexican Interbank Rate (M)	Paying	5.81	09/29/21	MXN	1,300	—	(6)
Mexican Interbank Rate (M)	Paying	5.75	09/30/21	MXN	1,600	—	(8)
Mexican Interbank Rate (M)	Paying	5.63	10/11/21	MXN	13,000	—	(31)
Mexican Interbank Rate (M)	Paying	7.68	12/29/22	MXN	58,600	—	38
Mexican Interbank Rate (M)	Paying	7.61	01/23/23	MXN	89,000	—	104
Mexican Interbank Rate (M)	Paying	7.62	02/27/23	MXN	73,800	—	38
Mexican Interbank Rate (M)	Paying	7.64	02/28/23	MXN	21,400	—	12
Mexican Interbank Rate (M)	Paying	5.74	04/24/23	MXN	23,100	—	(77)
Mexican Interbank Rate (M)	Paying	5.74	04/25/23	MXN	10,300	—	(34)
Mexican Interbank Rate (M)	Paying	5.93	08/04/23	MXN	22,000	—	(68)
Mexican Interbank Rate (M)	Paying	5.94	08/04/23	MXN	22,000	—	(67)
Mexican Interbank Rate (M)	Paying	7.67	03/05/25	MXN	28,000	—	15
Mexican Interbank Rate (M)	Paying	6.08	03/10/26	MXN	14,600	—	17
Mexican Interbank Rate (M)	Paying	7.38	11/04/26	MXN	7,200	—	4
Mexican Interbank Rate (M)	Paying	7.74	02/22/27	MXN	4,100	—	—
Mexican Interbank Rate (M)	Paying	7.73	02/25/27	MXN	33,200	—	(20)
Mexican Interbank Rate (M)	Paying	7.35	09/30/27	MXN	4,000	—	(4)
Mexican Interbank Rate (M)	Paying	6.19	01/03/35	MXN	4,000	—	(38)
Mexican Interbank Rate (M)	Paying	7.38	08/14/37	MXN	37,300	—	(110)
						(48)	(649)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.29 (Q)	1.00	12/20/22	100	(2)	—	—
Darden Restaurants Inc., 6.80%, 10/15/37 (Q)	1.00	06/20/20	200	(4)	—	—
				(6)	—	—
Credit default swap agreements - sell protection[4]
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	06/20/21	(100)	2	—	5
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	12/20/21	(400)	7	—	26
Anadarko Petroleum Corp., 6.95%, 06/15/19 (Q)	1.00	06/20/22	(700)	9	—	22
Berkshire Hathaway Inc., 1.55%, 02/09/18 (Q)	1.00	06/20/21	(500)	10	—	5
Berkshire Hathaway Inc., 1.55%, 02/09/18 (Q)	1.00	12/20/22	(900)	17	—	1
Berkshire Hathaway Inc., 1.90%, 01/31/17 (Q)	1.00	12/20/20	(200)	4	—	8
Berkshire Hathaway Inc., 2.75%, 03/15/23 (Q)	1.00	12/20/22	(5,600)	109	—	(16)
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Q)	1.00	06/20/22	(200)	4	—	6
CDX.NA.IG.27 (Q)	1.00	12/20/21	(800)	16	1	3
CDX.NA.IG.30 (Q)	1.00	06/20/23	(29,400)	485	26	(14)
D.R. Horton Inc., 3.63%, 02/15/18 (Q)	1.00	03/20/21	(100)	2	—	2
Daimler AG, 0.63%, 03/05/20 (Q)	1.00	12/20/20	(400)	10	—	3
Enbridge Inc., 3.50%, 06/10/24 (Q)	1.00	12/20/21	(100)	1	—	6
Enbridge Inc., 3.50%, 06/10/24 (Q)	1.00	06/20/22	(50)	—	—	1
Ford Motor Co., 6.50%, 08/01/18 (Q)	5.00	12/20/21	(1,100)	166	—	1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Ford Motor Credit Co. LLC, 5.00%, 05/15/18 (Q)	5.00	06/20/21	(400)	56	—	(7)
Ford Motor Credit Co. LLC, 5.00%, 05/15/18 (Q)	5.00	06/20/22	(100)	17	—	(1)
Ford Motor Credit Co. LLC, 5.00%, 05/15/18 (Q)	5.00	12/20/22	(1,100)	192	—	(13)
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	12/20/20	(800)	13	—	1
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	06/20/21	(1,700)	30	—	5
Goldman Sachs Group Inc., 5.95%, 01/18/18 (Q)	1.00	12/20/21	(1,400)	26	—	8
Hess Corp., 8.13%, 02/15/19 (Q)	1.00	06/20/21	(300)	4	—	21
Host Hotels & Resorts LP, 4.75%, 03/01/23 (Q)	1.00	12/20/20	(300)	6	—	4
iTraxx Europe Senior Series 25 (Q)	1.00	12/20/21	(1,400)	40	2	35
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	06/20/21	(1,000)	21	—	28
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	06/20/22	(800)	17	—	7
MetLife Inc., 4.75%, 02/08/21 (Q)	1.00	12/20/22	(1,100)	21	—	(1)
Morgan Stanley, 3.75%, 02/25/23 (Q)	1.00	12/20/20	(300)	5	—	—
Prudential Financial Inc., 6.10%, 06/15/17 (Q)	1.00	06/20/21	(100)	2	—	1
Ryder System Inc., 2.55%, 06/01/19 (Q)	1.00	06/20/22	(500)	10	—	1
Sherwin-Williams Co., 7.38%, 02/01/27 (Q)	1.00	12/20/22	(1,000)	14	—	(1)
Simon Property Group Inc., 4.38%, 03/01/21 (Q)	1.00	06/20/22	(1,300)	24	—	20
Sprint Communications, 7.00%, 08/15/20 (Q)	5.00	09/20/20	(100)	8	—	4
Telefonica Emisiones SAU, 2.74%, 05/29/19 (Q)	1.00	06/20/22	(100)	2	—	2
Tenet Healthcare Corp., 6.88%, 11/15/31 (Q)	5.00	03/20/19	(100)	4	—	(1)
Viacom Inc., 6.88%, 04/30/36 (Q)	1.00	06/20/21	(300)	5	—	1
				1,359	29	173

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/31/21	BOA	Call	2.45	01/29/19	8,000,000	16
3M LIBOR, 11/29/20	CGM	Call	2.00	11/27/18	29,100,000	12
3M LIBOR, 02/21/49	DUB	Put	3.23	02/19/19	900,000	19
3M LIBOR, 03/12/49	GSC	Put	3.10	03/08/19	700,000	21
3M LIBOR, 03/20/49	GSC	Put	3.20	03/18/19	900,000	22
3M LIBOR, 08/15/48	DUB	Put	2.93	08/13/18	300,000	7
3M LIBOR, 09/18/48	MSC	Put	3.18	09/17/18	1,150,000	14
3M LIBOR, 09/20/49	DUB	Put	3.26	09/18/19	900,000	28
3M LIBOR, 12/18/49	GSC	Put	3.63	12/16/19	600,000	12
						151

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	121.00	04/20/18	28	(15)
10-Year U.S. Treasury Note Future	Call	122.00	05/25/18	10	(4)
10-Year U.S. Treasury Note Future	Put	119.00	04/20/18	28	(1)
10-Year U.S. Treasury Note Future	Put	119.50	05/25/18	10	(2)
					(22)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/31/29	BOA	Call	2.55	01/29/19	1,600,000	(19)
3M LIBOR, 02/21/24	DUB	Put	3.00	02/19/19	4,600,000	(34)
3M LIBOR, 03/12/24	GSC	Put	2.97	03/08/19	3,000,000	(25)
3M LIBOR, 03/20/24	GSC	Put	3.05	03/18/19	4,500,000	(33)
3M LIBOR, 08/15/23	DUB	Put	2.90	08/13/18	1,300,000	(5)
3M LIBOR, 09/19/23	MSC	Put	3.00	09/17/18	5,050,000	(19)
3M LIBOR, 09/20/24	DUB	Put	2.94	09/18/19	3,900,000	(49)
3M LIBOR, 11/29/28	CGM	Call	2.20	11/27/18	2,000,000	(7)
3M LIBOR, 11/29/28	CGM	Call	2.21	11/27/18	2,000,000	(7)
3M LIBOR, 11/29/28	CGM	Call	2.18	11/27/18	2,000,000	(7)
3M LIBOR, 12/18/24	GSC	Put	3.75	12/16/19	2,800,000	(12)
						(217)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	04/26/18	ARS	5,488	269	5
ARS/USD	MSC	05/23/18	ARS	8,971	434	6
ARS/USD	BNP	06/21/18	ARS	3,503	167	(5)
ARS/USD	JPM	09/26/18	ARS	10,400	471	(19)
AUD/USD	CIT	04/04/18	AUD	5,014	3,851	(58)
BRL/USD	BNP	04/03/18	BRL	3,820	1,157	8
BRL/USD	JPM	04/03/18	BRL	3,820	1,157	(12)
BRL/USD	BNP	05/03/18	BRL	3,820	1,154	(15)
COP/USD	JPM	07/17/18	COP	3,432,555	1,223	25
EUR/USD	UBS	04/04/18	EUR	11,584	14,255	(93)
GBP/USD	BOA	04/04/18	GBP	5,404	7,582	(58)
IDR/USD	SCB	06/20/18	IDR	14,644,721	1,057	(8)
IDR/USD	SCB	06/20/18	IDR	8,010,675	578	—
INR/USD	UBS	06/20/18	INR	82,841	1,258	(13)
JPY/USD	JPM	04/04/18	JPY	506,200	4,758	(20)
JPY/USD	UBS	05/02/18	JPY	475,600	4,478	(59)
MXN/USD	BCL	05/10/18	MXN	129,885	7,103	229
MXN/USD	GSC	05/10/18	MXN	1,921	105	1
PLN/USD	MSC	04/03/18	PLN	2,646	773	(4)
RUB/USD	SCB	05/25/18	RUB	112,017	1,944	13
RUB/USD	CIT	06/07/18	RUB	112,692	1,953	(14)
USD/AUD	BOA	04/04/18	AUD	(5,042)	(3,872)	97
USD/BRL	BNP	04/03/18	BRL	(3,820)	(1,157)	16
USD/BRL	JPM	04/03/18	BRL	(3,820)	(1,157)	(8)
USD/COP	GSC	07/17/18	COP	(3,430,773)	(1,223)	4
USD/EUR	GSC	04/04/18	EUR	(10,773)	(13,257)	65
USD/EUR	JPM	04/04/18	EUR	(811)	(998)	2
USD/EUR	GSC	05/03/18	EUR	(663)	(818)	3
USD/EUR	UBS	05/03/18	EUR	(11,584)	(14,284)	94
USD/GBP	CIT	04/04/18	GBP	(204)	(286)	(3)
USD/GBP	CIT	04/04/18	GBP	(5,200)	(7,296)	17
USD/GBP	BOA	05/03/18	GBP	(5,404)	(7,592)	57
USD/JPY	BNP	04/02/18	JPY	(37,191)	(350)	—
USD/JPY	BOA	04/02/18	JPY	(113,024)	(1,062)	—
USD/JPY	CIT	04/02/18	JPY	(8,409)	(79)	—
USD/JPY	GSC	04/02/18	JPY	(44,270)	(416)	(1)
USD/JPY	JPM	04/02/18	JPY	(164,008)	(1,541)	—
USD/JPY	JPM	04/04/18	JPY	(30,600)	(288)	(1)
USD/JPY	UBS	04/04/18	JPY	(475,600)	(4,470)	58
USD/JPY	CIT	05/02/18	JPY	(125,256)	(1,179)	1
USD/JPY	GSC	05/02/18	JPY	(371,400)	(3,497)	(2)
USD/NZD	GSC	05/15/18	NZD	(1,767)	(1,277)	(2)
USD/PLN	BOA	04/03/18	PLN	(2,646)	(773)	15
USD/PLN	MSC	07/06/18	PLN	(2,646)	(774)	4
USD/SGD	SCB	06/20/18	SGD	(2,895)	(2,212)	(9)
USD/ZAR	BOA	05/08/18	ZAR	(8,625)	(725)	(11)
					(14,856)	305

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Chilean Interbank Rate (S)	Paying	GSC	3.27	11/14/21	CLP	3,433,600	—	(9)
Chilean Interbank Rate (S)	Paying	GSC	3.52	11/16/22	CLP	571,000	—	—
							—	(9)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19 (Q)	BNP	0.28	1.00	06/20/21	(200)	5	(6)	11
CDX.NA.HY.25 (Q)	BOA	N/A	5.00	12/20/20	(100)	12	1	11
CDX.NA.HY.27 (Q)	BOA	N/A	5.00	12/20/21	(300)	44	46	(2)
CDX.NA.HY.27 (Q)	CGM	N/A	5.00	12/20/21	(600)	86	52	34
CDX.NA.HY.27 (Q)	JPM	N/A	5.00	12/20/21	(200)	29	17	12
CDX.NA.HY.29 (Q)	JPM	N/A	5.00	12/20/22	(200)	29	32	(3)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	2	(15)	17
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	(1)	(161)	160
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	—	(19)	19
CMBX.NA.BB.6 (M)	MSC	N/A	5.00	05/11/63	(1,100)	(262)	(155)	(107)
CMBX.NA.BBB-.6 (M)	GSC	N/A	3.00	05/11/63	(400)	(59)	(28)	(31)
CMBX.NA.BBB-.9 (M)	GSC	N/A	3.00	09/17/58	(400)	(51)	(74)	23
CMBX.NA.BBB-.9 (M)	MSC	N/A	3.00	09/17/58	(200)	(26)	(21)	(5)
Federative Republic of Brazil, 12.25%, 03/06/30 (Q)	MSC	0.48	1.00	12/20/18	(100)	—	(4)	4
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	BNP	1.31	1.00	06/20/22	(100)	(2)	(7)	5
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CSI	0.86	1.00	09/20/20	(200)	1	(14)	15
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CSI	1.31	1.00	06/20/22	(100)	(2)	(7)	5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	DUB	1.31	1.00	06/20/22	(200)	(2)	(13)	11
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	GSC	1.49	1.00	12/20/22	(600)	(13)	(29)	16
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	GSC	1.31	1.00	06/20/22	(600)	(7)	(37)	30
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	UBS	1.31	1.00	06/20/22	(100)	(2)	(7)	5
Gazprom OAO, 2.85%, 10/25/19 (Q)	BOA	0.74	1.00	06/20/20	(100)	1	(16)	17
Gazprom OAO, 2.85%, 10/25/19 (Q)	JPM	0.74	1.00	06/20/20	(50)	1	(8)	9
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BCL	0.36	1.00	06/20/20	(1,200)	17	(2)	19
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BNP	0.23	1.00	06/20/19	(500)	5	4	1
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BOA	0.20	1.00	03/20/19	(400)	3	(7)	10
Italy Government International Bond, 6.88%, 09/27/23 (Q)	BOA	0.36	1.00	06/20/20	(400)	5	(1)	6
Italy Government International Bond, 6.88%, 09/27/23 (Q)	DUB	0.23	1.00	06/20/19	(400)	4	3	1
Italy Government International Bond, 6.88%, 09/27/23 (Q)	DUB	0.23	1.00	06/20/19	(300)	3	(2)	5
Italy Government International Bond, 6.88%, 09/27/23 (Q)	GSC	0.36	1.00	06/20/20	(300)	5	—	5
Italy Government International Bond, 6.88%, 09/27/23 (Q)	MSC	0.23	1.00	06/20/19	(200)	2	1	1
MCDX.NA.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
Numericable - SFR SA, 5.38%, 05/15/22 (Q)	BCL	4.58	5.00	06/20/23	(246)	6	5	1
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	0.38	1.00	06/20/21	(900)	18	(10)	28
People's Republic of China, 7.50%, 10/28/27 (Q)	BNP	0.38	1.00	06/20/21	(600)	12	(6)	18
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	0.30	1.00	09/20/20	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27 (Q)	GSC	0.38	1.00	06/20/21	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	0.38	1.00	06/20/21	(100)	1	(1)	2
People's Republic of China, 7.50%, 10/28/27 (Q)	MSC	0.38	1.00	06/20/21	(300)	6	(2)	8
People's Republic of China, 7.50%, 10/28/27 (Q)	UBS	0.38	1.00	06/20/21	(200)	4	(2)	6
Petrobras International Finance Co., 8.38%, 12/10/18 (Q)	BNP	0.69	1.00	09/20/19	(400)	2	(21)	23
Petrobras International Finance Co., 8.38%, 12/10/18 (Q)	BNP	0.75	1.00	12/20/19	(400)	1	(45)	46
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BCL	0.87	1.00	09/20/20	(900)	3	(46)	49
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BCL	1.41	1.00	06/20/22	(400)	(6)	(17)	11
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	BNP	1.41	1.00	06/20/22	(1,700)	(27)	(103)	76
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	DUB	1.41	1.00	06/20/22	(700)	(11)	(28)	17
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	DUB	1.26	1.00	12/20/21	(200)	(2)	(18)	16
Petroleos Mexicanos, 6.63%, 06/15/35 (Q)	GSC	0.87	1.00	09/20/20	(250)	—	(13)	13
Republic of Argentina, 7.63%, 04/22/46 (Q)	CGM	2.26	5.00	06/20/22	(800)	86	70	16
Republic of Colombia, 10.38%, 01/28/33 (Q)	DUB	0.59	1.00	06/20/21	(650)	8	(19)	27
Republic of Colombia, 10.38%, 01/28/33 (Q)	UBS	0.59	1.00	06/20/21	(650)	8	(19)	27
Republic of Indonesia, 5.88%, 03/13/20 (Q)	BNP	0.93	1.00	12/20/22	(100)	—	—	—
Republic of South Africa, 5.50%, 03/09/20 (Q)	CGM	0.88	1.00	06/20/21	(600)	3	(50)	53
United Mexican States, 4.15%, 03/28/27 (Q)	CGM	0.98	1.00	12/20/22	(900)	1	(6)	7
United Mexican States, 4.15%, 03/28/27 (Q)	GSC	0.98	1.00	12/20/22	(1,300)	2	(8)	10
United Mexican States, 5.95%, 03/19/19 (Q)	BCL	0.84	1.00	06/20/22	(4,100)	28	(58)	86
United Mexican States, 5.95%, 03/19/19 (Q)	GSC	0.36	1.00	03/20/19	(100)	1	1	—
United Mexican States, 5.95%, 03/19/19 (Q)	MSC	0.36	1.00	03/20/19	(400)	3	3	—
					(31,896)	(19)	(884)	865

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Long Short Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.1%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	512	524
American Express Credit Account Master Trust
Series 2017-A-4, 1.64%, 05/15/19	1,500	1,485
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	1,170	1,156
AmeriCredit Automobile Receivables Trust
Series 2016-A3-2, 1.60%, 11/09/20	2,314	2,306
Apidos CLO XII
Series 2013-AR-12A, 3.12%, (3M US LIBOR + 1.08%), 04/15/31 (a) (b)	500	501
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	70	69
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	123	122
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	106	105
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	103	101
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	272	267
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	262	262
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	334	333
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	474	470
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	183	182
Citibank Credit Card Issuance Trust
Series 2013-A2-A2, 2.15%, (1M US LIBOR + 0.28%), 05/24/18 (b)	1,250	1,250
Series 2017-A4-A4, 1.92%, (1M US LIBOR + 0.22%), 04/07/20 (b)	614	615
Dell Equipment Finance Trust
Series 2017-A2-1, 1.86%, 06/24/19 (a)	338	338
Series 2017-A3-2, 2.19%, 10/24/22 (a)	194	192
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	144	144
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (c) (d)	279	278
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.18%, (1M US LIBOR + 0.32%), 02/25/20 (b)	774	775
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	530	526
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2B-1A, 1.91%, (1M US LIBOR + 0.12%), 03/16/20 (a) (b)	722	722
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (a)	155	154
Series 2018-A4-1, 2.83%, 06/17/24 (a)	103	102
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	490	492
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (a)	24	24
Series 2017-A3-1, 2.07%, 05/15/20 (a)	110	109
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	290	286
Series 2017-A-1A, 2.42%, 12/20/34 (a)	252	246
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 2.00%, (1M US LIBOR + 0.22%), 04/16/18 (b)	259	259
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (a)	1,250	1,239
Voya CLO Ltd.
Series 2016-A1R-1A, 2.79%, 01/20/31 (a) (b)	453	453
Series 2013-A1R-2A, 3.28%, 04/25/31 (a) (b) (e)	295	295
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	162	161
Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,647)		16,543
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 66.9%
Consumer Discretionary 5.9%
Amazon.com Inc.
3.15%, 08/22/27 (a)	325	314
3.88%, 08/22/37 (a)	160	160
4.05%, 08/22/47 (a)	135	135
American Axle & Manufacturing Inc.
6.50%, 04/01/27	150	150
American Greetings Corp.
7.88%, 02/15/25 (a)	58	59
Boyne USA Inc.
7.25%, 05/01/25 (c) (d)	725	742
CCO Holdings LLC
5.13%, 05/01/27 (a)	843	799
Charter Communications Operating LLC
6.83%, 10/23/55	120	139
DISH DBS Corp.
7.75%, 07/01/26	400	376
General Motors Co.
5.20%, 04/01/45	197	192
Gibson Brands Inc.
8.88%, 08/01/18 (a)	394	315
Golden Nugget Inc.
6.75%, 10/15/24 (c) (d)	217	218
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	437	424
Hilton Worldwide Finance LLC
4.88%, 04/01/27	117	116
iHeartCommunications Inc.
0.00%, 03/01/21 (f) (g)	670	527
KB Home
7.63%, 05/15/23	383	421
Mattamy Group Corp.
6.50%, 10/01/25 (a)	48	49
Nemak SAB de CV
4.75%, 01/23/25	549	544
Netflix Inc.
3.63%, 05/15/27, EUR (a)	591	715
New Cotai LLC
10.63%, 05/01/19 (a) (h)	273	268
Numericable - SFR SA
7.38%, 05/01/26 (a)	322	307
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (h)	200	197
Target Corp.
3.90%, 11/15/47 (i)	468	445
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	372	353
		7,965
Consumer Staples 5.5%
BAT Capital Corp.
2.42%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	1,250	1,252
4.39%, 08/15/37 (a)	850	844
4.54%, 08/15/47 (a) (i)	175	173
CVS Health Corp.
4.30%, 03/25/28 (i)	635	638
4.78%, 03/25/38	173	175
5.05%, 03/25/48	502	527
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	302	302
High Ridge Brands Co.
8.88%, 03/15/25 (c) (d)	91	81
JBS Investments GmbH
7.25%, 04/03/24 (a)	497	493
JBS USA Lux SA
6.75%, 02/15/28 (a)	301	289
Kraft Heinz Foods Co.
2.38%, (3M US LIBOR + 0.57%), 02/10/21 (b)	1,000	1,004
3.95%, 07/15/25 (i)	239	238
5.00%, 07/15/35 (i)	279	290
Post Holdings Inc.
5.00%, 08/15/26 (a)	174	165
5.63%, 01/15/28 (a)	173	165

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Reynolds American Inc.
4.45%, 06/12/25 (i)	863	888
		7,524
Energy 8.3%
Alta Mesa Holdings LP
7.88%, 12/15/24	355	371
Andeavor Corp.
3.80%, 04/01/28 (i)	91	88
4.50%, 04/01/48	105	99
Andeavor Logistics LP
3.50%, 12/01/22	137	135
4.25%, 12/01/27	121	118
5.20%, 12/01/47	133	131
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	299	334
Carrizo Oil & Gas Inc.
8.25%, 07/15/25	163	171
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	208	218
5.13%, 06/30/27	623	620
CITGO Holding Inc.
10.75%, 02/15/20 (a)	185	196
Columbia Pipeline Group Inc.
3.30%, 06/01/20	365	365
5.80%, 06/01/45 (i)	274	320
Continental Resources Inc.
4.38%, 01/15/28 (c) (d)	242	236
Denbury Resources Inc.
9.25%, 03/31/22 (a)	43	44
5.00%, 12/15/23 (a) (j)	34	31
Diamondback Energy Inc.
5.38%, 05/31/25	275	279
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	57	57
5.75%, 01/30/28 (a)	57	57
Energy Transfer Equity LP
4.25%, 03/15/23	464	450
EP Energy LLC
8.00%, 11/29/24 (a)	325	331
8.00%, 02/15/25 (a)	658	439
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	225	235
Jones Energy Holdings LLC
9.25%, 03/15/23 (a)	540	514
MEG Energy Corp.
6.50%, 01/15/25 (a)	58	56
MPLX LP
4.00%, 03/15/28 (i)	427	420
4.50%, 04/15/38	250	246
5.20%, 03/01/47	125	130
Nabors Industries Inc.
5.75%, 02/01/25 (a)	325	306
Parsley Energy LLC
5.38%, 01/15/25 (a)	500	498
5.25%, 08/15/25 (a)	75	74
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (a) (i)	155	150
PDC Energy Inc.
5.75%, 05/15/26 (a)	188	185
Phillips 66
2.47%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	319	321
QEP Resources Inc.
5.63%, 03/01/26	193	182
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	265	285
5.88%, 06/30/26 (i)	474	518
Summit Midstream Holdings LLC
5.75%, 04/15/25	222	211
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (k)	750	764
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	822	838
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	59	55
	Shares/Par[1]	Value ($)
USA Compression Partners LP
6.88%, 04/01/26 (a)	109	111
Whiting Petroleum Corp.
6.63%, 01/15/26 (a)	154	155
		11,344
Financials 17.9%
Acrisure LLC
7.00%, 11/15/25 (c) (d)	384	369
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	283	291
American International Group Inc.
4.20%, 04/01/28 (i)	147	149
4.75%, 04/01/48 (i)	191	196
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (i)	564	561
4.90%, 02/01/46 (i)	917	985
Athene Global Funding
2.75%, 04/20/20 (a) (i)	1,100	1,091
2.92%, (3M US LIBOR + 1.23%), 07/01/22 (a) (b) (i)	1,000	1,011
Athene Holding Ltd.
4.13%, 01/12/28	500	480
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (k)	690	695
2.40%, (3M US LIBOR + 0.66%), 07/21/21 (b) (i)	300	301
2.74%, (3M US LIBOR + 1.00%), 04/24/23 (b) (i)	500	504
3.55%, 03/05/24 (i)	500	502
4.00%, 01/22/25	479	478
4.25%, 10/22/26	305	307
3.82%, 01/20/28 (b) (i)	330	327
Barclays Bank Plc
7.75%, 04/10/23 (b)	250	250
BMW US Capital LLC
2.08%, (3M US LIBOR + 0.38%), 04/06/20 (a) (b)	1,000	1,002
Capital One Financial Corp.
2.57%, (3M US LIBOR + 0.76%), 05/12/20 (b)	1,000	1,003
3.30%, 10/30/24 (i)	225	217
3.75%, 03/09/27 (i)	373	361
3.80%, 01/31/28 (i)	441	427
Cemex Finance LLC
6.00%, 04/01/24 (a)	240	248
CIT Group Inc.
5.25%, 03/07/25	130	133
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (k)	336	346
2.71%, (3M US LIBOR + 0.96%), 04/25/22 (b)	640	643
4.45%, 09/29/27 (i)	780	789
Credit Suisse AG
6.50%, 08/08/23 (a) (i)	481	523
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (k)	259	280
DAE Funding LLC
4.00%, 08/01/20 (a)	325	318
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	375	476
Eagle Holding Co. II LLC
8.38%, 05/15/22 (c) (d) (h)	140	141
Enstar Group Ltd.
4.50%, 03/10/22	192	193
Glencore Funding LLC
3.00%, 10/27/22 (a) (i)	182	175
3.88%, 10/27/27 (a) (i)	297	284
Goldman Sachs Group Inc.
3.02%, (3M US LIBOR + 0.73%), 12/27/20 (b)	1,050	1,054
3.00%, 04/26/22 (i)	119	117
2.91%, 07/24/23 (i)	61	59
Hexion US Finance Corp.
6.63%, 04/15/20	250	233
HSBC Holdings Plc
4.38%, 11/23/26 (i)	256	255
Icahn Enterprises LP
6.25%, 02/01/22	160	163
6.38%, 12/15/25	747	751

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a) (i)	400	377
James Hardie International Finance DAC
5.00%, 01/15/28 (a)	200	194
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (k)	600	616
3.78%, 02/01/28 (b) (i)	291	289
JPMorgan Chase Bank NA
3.51%, 01/23/29 (i)	275	266
Lincoln National Corp.
3.80%, 03/01/28 (i)	63	62
4.35%, 03/01/48	104	103
Morgan Stanley
2.92%, (3M US LIBOR + 1.18%), 01/20/22 (b)	100	101
2.67%, (3M US LIBOR + 0.93%), 07/22/22 (b)	400	402
4.10%, 05/22/23 (i)	869	881
4.35%, 09/08/26 (i)	268	270
3.63%, 01/20/27 (i)	200	196
3.77%, 01/24/29 (i)	574	564
Toll Brothers Finance Corp.
4.00%, 12/31/18	341	343
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (k)	410	431
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	600	564
		24,347
Health Care 5.6%
Abbott Laboratories
3.40%, 11/30/23 (i)	350	347
4.75%, 11/30/36	125	135
Actavis Funding SCS
4.85%, 06/15/44	36	36
4.75%, 03/15/45 (i)	102	100
Becton Dickinson & Co.
2.88%, (3M US LIBOR + 0.88%), 12/29/20 (b)	1,100	1,101
3.36%, 06/06/24	500	482
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	64	62
Centene Corp.
4.75%, 05/15/22	157	159
6.13%, 02/15/24	18	19
Community Health Systems Inc.
6.25%, 03/31/23	546	502
Express Scripts Holding Co.
3.40%, 03/01/27 (i)	150	141
4.80%, 07/15/46	184	187
HCA Inc.
4.25%, 10/15/19	1,203	1,213
Hologic Inc.
4.38%, 10/15/25 (a)	291	282
MEDNAX Inc.
5.25%, 12/01/23 (a)	250	251
Mylan Inc.
4.55%, 04/15/28 (c) (d)	435	436
Perrigo Finance Unltd. Co.
4.38%, 03/15/26 (i)	200	202
Prestige Brands Inc.
6.38%, 03/01/24 (a)	38	39
Tenet Healthcare Corp.
8.13%, 04/01/22	75	78
6.75%, 06/15/23	75	74
THC Escrow Corp. III
5.13%, 05/01/25 (a)	154	148
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	19	20
5.50%, 03/01/23 - 11/01/25 (a)	487	453
5.88%, 05/15/23 (a)	91	80
7.00%, 03/15/24 (a)	58	60
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	900	882
WellCare Health Plans Inc.
5.25%, 04/01/25	183	184
		7,673
	Shares/Par[1]	Value ($)
Industrials 5.7%
AECOM
5.13%, 03/15/27	248	239
Aircastle Ltd.
6.25%, 12/01/19	539	560
5.00%, 04/01/23	826	850
4.13%, 05/01/24	139	137
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	99	106
Bombardier Inc.
5.75%, 03/15/22 (a)	103	102
7.50%, 12/01/24 - 03/15/25 (a)	254	263
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (i) (k)	2,080	2,059
Global Ship Lease Inc.
9.88%, 11/15/22 (a)	200	201
International Lease Finance Corp.
6.25%, 05/15/19	450	465
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	603	552
Multi-Color Corp.
4.88%, 11/01/25 (a)	259	243
Standard Industries Inc.
4.75%, 01/15/28 (a)	500	469
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	167	167
Union Pacific Corp.
3.60%, 09/15/37 (i)	350	337
United Technologies Corp.
1.90%, 05/04/20	1,000	980
Waste Pro USA Inc.
5.50%, 02/15/26 (a)	61	60
		7,790
Information Technology 5.3%
Apple Inc.
1.88%, (3M US LIBOR + 0.07%), 05/11/20 (b) (i)	1,350	1,348
2.85%, 05/11/24 (i)	523	510
Broadcom Corp.
3.88%, 01/15/27	1,685	1,639
Intel Corp.
1.89%, (3M US LIBOR + 0.08%), 05/11/20 (b)	1,000	999
Microsoft Corp.
3.45%, 08/08/36 (i)	350	341
3.95%, 08/08/56 (i)	150	149
NXP BV
4.13%, 06/01/21 (a)	465	470
Oracle Corp.
2.95%, 11/15/24 (i)	447	435
4.00%, 11/15/47 (i)	100	99
QUALCOMM Inc.
2.24%, (3M US LIBOR + 0.36%), 05/20/19 (b)	1,000	1,002
Radiate Holdco LLC
6.88%, 02/15/23 (a)	250	241
		7,233
Materials 5.9%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	349	353
4.50%, 03/15/28 (a)	477	476
Berry Global Inc.
4.50%, 02/15/26 (a)	459	435
BWAY Holding Co.
7.25%, 04/15/25 (a)	550	562
CF Industries Inc.
3.40%, 12/01/21 (a) (i)	350	347
4.50%, 12/01/26 (a) (i)	565	572
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	316	315
Freeport-McMoRan Inc.
3.88%, 03/15/23	431	416
4.55%, 11/14/24	453	444
5.40%, 11/14/34	271	258
FXI Holdings Inc.
7.88%, 11/01/24 (a)	460	450

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Hexion Inc.
10.38%, 02/01/22 (a)	170	164
Martin Marietta Materials Inc.
2.55%, (3M US LIBOR + 0.65%), 05/22/20 (b)	1,000	1,003
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	300	317
Reynolds Group Issuer Inc.
5.22%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	483	490
Samarco Mineracao SA
0.00%, 09/26/24 (a) (f) (g)	240	177
Sherwin-Williams Co.
2.25%, 05/15/20	1,000	983
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	214	211
		7,973
Real Estate 0.5%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	287	260
CyrusOne LP
5.00%, 03/15/24	151	151
5.38%, 03/15/27	176	176
Equinix Inc.
5.38%, 05/15/27	88	89
		676
Telecommunication Services 2.4%
AT&T Inc.
3.90%, 08/14/27	660	663
5.25%, 03/01/37	368	387
4.90%, 08/14/37 (i)	675	681
CB Escrow Corp.
8.00%, 10/15/25 (a)	375	349
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250	245
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (a)	193	180
Radiate Holdco LLC
6.63%, 02/15/25 (a)	99	92
Sprint Corp.
7.13%, 06/15/24	175	171
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	265	263
Telesat Canada
8.88%, 11/15/24 (a)	233	256
		3,287
Utilities 3.9%
AES Corp.
4.00%, 03/15/21	646	649
Avangrid Inc.
3.15%, 12/01/24	479	465
Basin Electric Power Cooperative
4.75%, 04/26/47 (a) (i)	300	320
Commonwealth Edison Co.
3.75%, 08/15/47 (i)	97	93
Enel SpA
8.75%, 09/24/73 (a) (b)	276	329
Exelon Corp.
3.50%, 06/01/22 (i) (l)	150	149
5.10%, 06/15/45	338	378
FirstEnergy Corp.
3.90%, 07/15/27	563	553
4.85%, 07/15/47 (m)	111	117
GenOn Americas Generation LLC
0.00%, 10/01/21 - 05/01/31 (f) (g)	860	452
Sempra Energy
2.21%, (3M US LIBOR + 0.50%), 01/15/21 (b)	1,000	1,000
Southern Co.
3.25%, 07/01/26 (i)	510	484
Wisconsin Energy Corp.
3.55%, 06/15/25	256	254
		5,243
Total Corporate Bonds And Notes (cost $91,474)		91,055
	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 20.9%
Consumer Discretionary 8.4%
Amaya Holdings BV
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 08/01/21 (b)	502	504
American Axle & Manufacturing Inc.
Term Loan B, 4.13%, (3M LIBOR + 2.25%), 03/10/24 (b)	542	544
ARAMARK Services Inc.
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 03/09/24 (b)	430	432
Term Loan B-1, 3.88%, (3M LIBOR + 2.00%), 03/06/25 (b)	499	502
Caesars Entertainment Operating Co.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 04/03/24 (b)	586	589
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (b)	660	665
CBS Radio Inc.
Term Loan B, 4.62%, (3M LIBOR + 2.75%), 11/18/24 (b)	156	157
Charter Communications Operating LLC
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (b)	490	492
CityCenter Holdings LLC
Term Loan B, 4.38%, (1M LIBOR + 2.50%), 04/14/24 (b)	512	514
Cowlitz Tribal Gaming Authority
Term Loan, 12.38%, (3M LIBOR + 10.50%), 12/01/21 (b) (e)	410	446
CSC Holdings LLC
1st Lien Term Loan, 4.04%, (3M LIBOR + 2.25%), 07/15/25 (b)	356	354
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 01/12/26 (b)	54	54
Eldorado Resorts LLC
Term Loan B, 4.06%, (1M LIBOR + 2.25%), 03/15/24 (b)	91	91
Term Loan B, 4.12%, (1M LIBOR + 2.25%), 03/15/24 (b)	25	25
Term Loan B, 4.19%, (1M LIBOR + 2.25%), 03/15/24 (b)	102	102
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.88%, (3M LIBOR + 2.50%), 06/27/20 (b)	252	254
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (b)	223	225
Incremental Term Loan, 5.04%, (3M LIBOR + 3.25%), 10/04/23 (b)	291	294
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.50%), 12/24/21 (b)	550	533
Mohegan Tribal Gaming Authority
Term Loan B, 5.88%, (3M LIBOR + 4.00%), 10/30/23 (b)	505	504
Numericable Group SA
Term Loan B-11, 4.52%, (3M LIBOR + 2.75%), 07/31/25 (b)	790	765
Outfront Media Capital LLC
Term Loan B, 3.87%, (3M LIBOR + 2.00%), 03/10/24 (b)	495	497
PetSmart Inc.
Term Loan B-2, 4.68%, (3M LIBOR + 3.00%), 03/11/22 (b)	226	181
Sally Holdings LLC
Term Loan B-1, 4.13%, (3M LIBOR + 2.50%), 07/05/24 (b)	100	98
Seminole Hard Rock Entertainment Inc.
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 05/15/20 (b)	517	520
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 12/11/24 (b) (n)	400	402

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Staples Inc.
Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/15/24 (b)	328	325
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (b)	214	215
Univision Communications Inc.
Term Loan C-5, 4.63%, (3M LIBOR + 2.75%), 03/15/24 (b)	788	774
WMG Acquisition Corp.
Term Loan E, 4.13%, (3M LIBOR + 2.25%), 11/01/23 (b)	315	316
		11,374
Consumer Staples 1.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (b)	320	319
Diamond (BC) BV
Term Loan, 4.99%, (1M LIBOR + 3.00%), 07/24/24 (b)	439	438
Dole Food Co. Inc.
Term Loan B, 4.69%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 4.85%, (1M LIBOR + 2.75%), 03/22/24 (b)	63	63
Term Loan B, 4.86%, (1M LIBOR + 2.75%), 03/22/24 (b)	8	8
Term Loan B, 4.88%, (1M LIBOR + 3.00%), 03/22/24 (b)	62	62
Term Loan B, 6.50%, (1M Prime Rate + 1.75%), 03/22/24 (b)	—	—
JBS USA LLC
Term Loan B, 6.25%, (3M LIBOR + 2.50%), 10/30/22 (b)	839	836
Term Loan B, 4.68%, (3M LIBOR + 2.50%), 06/30/24 (b)	2	2
		1,791
Energy 2.6%
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (b)	320	324
Chesapeake Energy Corp.
Term Loan, 9.44%, (3M LIBOR + 7.50%), 08/16/21 (b)	465	493
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	283	296
Foresight Energy LLC
1st Lien Term Loan, 7.63%, (1M LIBOR + 5.75%), 03/16/22 (b)	396	389
Summit Midstream Partners Holdings LLC
Term Loan B, 7.88%, (3M LIBOR + 6.00%), 05/15/22 (b)	60	60
Talen Energy Supply LLC
Term Loan B-1, 5.88%, (3M LIBOR + 4.00%), 07/15/23 (b)	845	829
TEX Operations Co. LLC
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	417	419
Term Loan C, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	74	75
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	158	159
Ultra Resources Inc.
1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 04/14/24 (b)	501	494
		3,538
Financials 0.3%
Guggenheim Partners LLC
Term Loan, 4.40%, (3M LIBOR + 2.75%), 07/22/23 (b)	456	458
Health Care 1.8%
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (b)	473	474
	Shares/Par[1]	Value ($)
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.38%, (3M LIBOR + 3.50%), 08/15/24 (b)	238	221
2nd Lien Term Loan, 9.63%, (3M LIBOR + 7.75%), 08/09/25 (b)	145	132
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	397	397
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.19%, (3M LIBOR + 4.25%), 04/12/24 (b)	352	351
PharMerica Corp.
1st Lien Term Loan, 5.21%, (3M LIBOR + 3.50%), 09/25/24 (b)	333	334
Surgery Center Holdings Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.25%), 06/18/24 (b)	271	270
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 03/13/22 (b)	319	322
		2,501
Industrials 1.2%
Delta Air Lines Inc.
Term Loan B-1, 4.32%, (1M LIBOR + 2.50%), 10/18/18 (b)	632	634
Gardner Denver Inc.
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (b)	333	335
Tempo Acquisition LLC
Term Loan, 4.88%, (3M LIBOR + 3.00%), 04/20/24 (b)	596	598
		1,567
Information Technology 1.0%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.13%, (1M LIBOR + 3.25%), 10/19/23 (b)	558	561
Radiate Holdco LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/09/23 (b)	396	394
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (b) (n)	124	124
SS&C Technologies Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (b) (n)	346	348
		1,427
Materials 1.4%
Berry Plastics Group Inc.
Term Loan O, 3.74%, (3M LIBOR + 2.00%), 02/08/20 (b)	335	336
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (b)	496	498
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (b)	1	1
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.13%, (3M LIBOR + 4.25%), 06/30/22 (b)	547	526
MacDermid Inc.
Term Loan B-7, 4.38%, (3M LIBOR + 2.50%), 06/07/20 (b)	268	269
Tronox Blocked Borrower LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/15/24 (b)	68	69
Tronox Finance LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/11/24 (b)	157	159
		1,858
Real Estate 0.3%
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.88%, (3M LIBOR + 2.25%), 04/20/23 (b)	380	381
Telecommunication Services 1.7%
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (b)	773	760

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Frontier Communications Corp.
Term Loan B-1, 5.63%, (3M LIBOR + 3.75%), 05/31/24 (b)	693	683
Intelsat Jackson Holdings SA
Term Loan B-5, 6.63%, 01/15/24	140	142
Sprint Communications Inc.
1st Lien Term Loan B, 4.44%, (3M LIBOR + 2.50%), 02/01/24 (b)	396	396
Windstream Services LLC
Term Loan B-6, 5.81%, (3M LIBOR + 4.00%), 03/29/21 (b)	389	373
		2,354
Utilities 0.9%
Calpine Corp.
Term Loan B-8, 3.63%, (3M LIBOR + 1.75%), 12/26/19 (b)	758	758
Dynegy Inc.
Term Loan C-2, 4.60%, (1M LIBOR + 2.75%), 02/07/24 (b)	204	205
Vistra Operations Co. LLC
Term Loan B-2, 4.06%, (3M LIBOR + 2.75%), 12/14/23 (b)	150	151
Term Loan B-2, 4.13%, (3M LIBOR + 2.75%), 08/03/24 (b)	48	48
		1,162
Total Senior Loan Interests (cost $28,407)		28,411
GOVERNMENT AND AGENCY OBLIGATIONS 0.6%
Sovereign 0.6%
Mexico Government International Bond
3.75%, 01/11/28	828	799
Total Government And Agency Obligations (cost $824)		799
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (f) (o)	3,156	—
Quicksilver Resources Inc. Escrow (e) (f) (o)	844	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.5%
Energy 0.5%
Chaparral Energy Inc. (a) (f)	—	3
Chaparral Energy Inc. - Class A (f) (i)	20	360
Chaparral Energy Inc. - Class B (f) (p)	4	75
Ocean Rig UDW Inc. (f)	11	282
Total Common Stocks (cost $938)		720
INVESTMENT COMPANIES 2.4%
Kayne Anderson MLP Investment Co. (i)	8	128
SPDR Barclays High Yield Bond ETF (i)	86	3,083
Total Investment Companies (cost $3,454)		3,211
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (q) (r)	393	393
Total Short Term Investments (cost $393)		393
Total Investments 103.7% (cost $142,137)		141,132
Total Securities Sold Short (5.9)% (proceeds $8,262)		(8,080)
Other Derivative Instruments (0.1)%		(202)
Other Assets and Liabilities, Net 2.3%		3,272
Total Net Assets 100.0%		136,122

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $38,143 and 28.0%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Convertible security.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (5.9%)
CORPORATE BONDS AND NOTES (5.9%)
Consumer Discretionary (1.6%)
AutoZone Inc.
3.25%, 04/15/25	(1,300)	(1,263)
Harley-Davidson Inc.
3.50%, 07/28/25	(1,000)	(998)
		(2,261)
Consumer Staples (0.5%)
Colgate-Palmolive Co.
3.70%, 08/01/47	(750)	(722)
	Shares/Par[1]	Value ($)
Information Technology (2.7%)
eBay Inc.
3.45%, 08/01/24	(1,500)	(1,481)
Intel Corp.
4.10%, 05/11/47	(700)	(724)
QUALCOMM Inc.
3.25%, 05/20/27	(1,500)	(1,430)
		(3,635)
Real Estate (1.1%)
Simon Property Group LP
3.30%, 01/15/26	(1,500)	(1,462)
Total Corporate Bonds And Notes (proceeds $8,262)		(8,080)
Total Securities Sold Short (5.9%) (proceeds $8,262)		(8,080)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acrisure LLC, 7.00%, 11/15/25	11/06/17	384	369	0.3
Boyne USA Inc., 7.25%, 05/01/25	03/28/18	725	742	0.5
Continental Resources Inc., 4.38%, 01/15/28	12/05/17	242	236	0.2
Eagle Holding Co. II LLC, 8.38%, 05/15/22	04/28/17	140	141	0.1
Foundation Finance Trust, Series 2017-A-1A, 3.30%, 07/15/33	12/07/17	279	278	0.2
Golden Nugget Inc., 6.75%, 10/15/24	10/03/17	218	218	0.2
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	91	81	—
Mexico City Airport Trust, 5.50%, 07/31/47	03/14/17	599	552	0.4
Mylan Inc., 4.55%, 04/15/28	03/29/18	434	436	0.3
		3,112	3,053	2.2

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro FX Currency	(8)	June 2018	(1,242)	2	7
U.S. Treasury Long Bond	(19)	June 2018	(2,709)	(14)	(77)
U.S. Treasury Note, 10-Year	(292)	June 2018	(34,998)	(69)	(375)
U.S. Treasury Note, 2-Year	(35)	June 2018	(7,437)	(1)	(5)
U.S. Treasury Note, 5-Year	(174)	June 2018	(19,834)	(19)	(82)
Ultra 10-Year U.S. Treasury Note	22	June 2018	2,820	9	37
Ultra Long Term U.S. Treasury Bond	(18)	June 2018	(2,799)	(21)	(90)
				(113)	(585)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.29 (Q)	1.00	09/20/22	7,500	(139)	(6)	17
				(139)	(6)	17

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Capital One Bank USA Corp., 2.25%, 02/13/19 (Q)	JPM	N/A	1.00	06/20/23	2,500	(86)	(89)	3
International Business Machines Corp., 1.63%, 05/15/20 (Q)	CGM	N/A	1.00	06/20/23	4,000	(127)	(134)	7
L Brands Inc., 5.63%, 10/15/23 (Q)	JPM	N/A	1.00	06/20/23	2,500	150	156	(6)
Marriott International Inc., 3.00%, 03/01/19 (Q)	CGM	N/A	1.00	06/20/23	2,500	(69)	(77)	8
Quest Diagnostics Inc., 2.50%, 03/20/20 (Q)	JPM	N/A	1.00	06/20/23	2,000	(50)	(53)	3
Viacom Inc., 6.88%, 04/30/36 (Q)	CGM	N/A	1.00	06/20/23	3,000	(1)	7	(8)
					16,500	(183)	(190)	7
Credit default swap agreements - sell protection[4]
Citigroup Inc., 6.13%, 05/15/18 (Q)	JPM	0.56	1.00	06/20/23	(2,500)	54	59	(5)
Host Hotels & Resorts LP, 4.75%, 03/01/23 (Q)	CGM	0.63	1.00	06/20/23	(2,500)	46	51	(5)
					(5,000)	100	110	(10)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 67.8%
Consumer Discretionary 7.5%
Adient Plc (a)	229	13,681
Amazon.com Inc. (b)	39	55,711
ARAMARK Corp.	1,091	43,177
Booking Holdings Inc. (b) (c)	8	17,059
Liberty Global Plc - Class C (b)	176	5,358
Magna International Inc.	420	23,678
Yum! Brands Inc. (c)	593	50,454
		209,118
Consumer Staples 8.0%
CVS Health Corp.	145	9,027
Dr. Pepper Snapple Group Inc.	960	113,696
Kraft Heinz Foods Co.	226	14,074
PepsiCo Inc.	317	34,559
Philip Morris International Inc. (c)	377	37,461
Tyson Foods Inc. - Class A	191	13,969
		222,786
Energy 1.2%
Canadian Natural Resources Ltd.	361	11,361
Enterprise Products Partners LP	722	17,671
Total SA (a)	99	5,628
		34,660
Financials 7.8%
Intercontinental Exchange Inc.	358	25,992
Marsh & McLennan Cos. Inc.	1,097	90,557
PNC Financial Services Group Inc. (c)	463	69,965
State Street Corp. (c)	313	31,219
		217,733
Health Care 13.6%
Abbott Laboratories (c)	753	45,142
Aetna Inc.	142	24,059
Anthem Inc. (c)	75	16,367
Becton Dickinson & Co.	338	73,253
Biogen Inc. (b)	24	6,605
CIGNA Corp.	51	8,505
Danaher Corp.	803	78,617
PerkinElmer Inc.	852	64,498
Perrigo Co. Plc	56	4,661
Thermo Fisher Scientific Inc. (c)	132	27,333
UnitedHealth Group Inc. (c)	145	31,060
		380,100
Industrials 6.3%
Equifax Inc.	231	27,214
Fortive Corp.	465	36,062
General Electric Co.	719	9,685
Middleby Corp. (b)	228	28,250
Republic Services Inc.	288	19,103
Roper Industries Inc.	101	28,228
Waste Connections Inc.	398	28,529
		177,071
Information Technology 15.2%
Alphabet Inc. - Class A (b) (c)	12	12,162
Alphabet Inc. - Class C (b) (c)	15	15,568
Apple Inc. (c)	65	10,939
Broadcom Ltd.	45	10,604
Facebook Inc. - Class A (b) (c)	135	21,508
Fidelity National Information Services Inc.	653	62,922
Fiserv Inc. (b)	1,245	88,812
Intuit Inc.	154	26,738
MasterCard Inc. - Class A (c)	52	9,059
Maxim Integrated Products Inc.	12	740
Microsoft Corp. (c)	842	76,868
Texas Instruments Inc. (c)	271	28,157
Visa Inc. - Class A (c)	510	60,982
		425,059
Materials 0.5%
Ball Corp.	333	13,210
Real Estate 2.3%
American Tower Corp. (c)	204	29,616
	Shares/Par[1]	Value ($)
Crown Castle International Corp.	302	33,146
		62,762
Telecommunication Services 0.0%
AT&T Inc.	16	570
Utilities 5.4%
CMS Energy Corp.	41	1,855
DTE Energy Co.	383	40,003
Eversource Energy	619	36,461
NextEra Energy Inc.	81	13,144
NiSource Inc.	1,364	32,618
PG&E Corp.	478	20,983
Xcel Energy Inc.	129	5,845
		150,909
Total Common Stocks (cost $1,747,333)		1,893,978
TRUST PREFERREDS 0.1%
Utilities 0.1%
SCE Trust II, 5.10%, (callable at 25 beginning 05/15/18) (d)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (a) (d)	8	221
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (d)	78	1,992
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (a) (d)	25	650
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (d)	50	1,132
Total Trust Preferreds (cost $4,075)		4,001
PREFERRED STOCKS 3.1%
Financials 1.2%
Charles Schwab Corp., 5.95%, (callable at 100 beginning 06/01/21) (d)	4	105
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (a) (d)	75	1,953
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (a) (d)	6	170
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (d)	25	698
Wells Fargo & Co. - Series L, 7.50% (a) (d) (e)	23	30,129
		33,055
Health Care 1.0%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (e)	463	27,075
Real Estate 0.1%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (e)	2	2,438
Utilities 0.8%
Alabama Power Co. - Series A, 5.00%, (callable at 100 begininng 10/01/22) (a) (d)	55	1,396
DTE Energy Co., 5.25%, 12/01/77 (a)	205	4,949
NextEra Energy Inc., 6.12%, 09/01/19 (e)	49	2,800
Sempra Energy, 6.00%, 01/15/21 (e)	138	14,156
		23,301
Total Preferred Stocks (cost $82,746)		85,869
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (f)	116	1,164
Total Investment Companies (cost $1,190)		1,164
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	16	16
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (g)	904	909
US Airways Pass-Through Trust
Series 2012-B-2, 6.75%, 06/03/21	135	144
Series 2012-PTT-2A, 4.63%, 06/03/25	379	393
Series 2013-A-1, 3.95%, 11/15/25	227	227
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,696)		1,689
CORPORATE BONDS AND NOTES 16.1%
Consumer Discretionary 4.8%
Amazon.com Inc.
2.60%, 12/05/19	3,865	3,865

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
ARAMARK Services Inc.
5.00%, 04/01/25 (a) (g)	4,630	4,665
AutoZone Inc.
1.63%, 04/21/19	2,295	2,273
2.50%, 04/15/21	2,740	2,683
CCO Holdings LLC
5.25%, 03/15/21 (a)	650	657
5.25%, 09/30/22	3,000	3,045
5.75%, 09/01/23	1,370	1,395
5.75%, 01/15/24 (a)	2,945	2,993
5.13%, 05/01/27 (g)	1,780	1,687
Cedar Fair LP
5.38%, 06/01/24	3,140	3,189
5.38%, 04/15/27 (g)	1,697	1,680
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (g)	3,228	3,285
Charter Communications Operating LLC
3.58%, 07/23/20	2,525	2,536
DISH DBS Corp.
4.25%, 04/01/18	845	845
Dollar Tree Inc.
5.75%, 03/01/23	860	899
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	2,100	2,036
KFC Holding Co.
5.00%, 06/01/24 (g)	1,835	1,824
5.25%, 06/01/26 (g)	2,675	2,665
4.75%, 06/01/27 (g)	12,850	12,384
McDonald's Corp.
2.10%, 12/07/18	85	85
Netflix Inc.
5.88%, 02/15/25	5,570	5,835
4.38%, 11/15/26 (a)	12,760	12,061
4.88%, 04/15/28 (g)	19,197	18,437
Sirius XM Radio Inc.
6.00%, 07/15/24 (g)	1,820	1,874
Tesla Inc.
5.30%, 08/15/25 (a) (g)	11,270	9,833
Time Warner Cable Inc.
6.75%, 07/01/18	2,750	2,776
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	5,825	6,103
Yum! Brands Inc.
5.30%, 09/15/19 (a)	1,890	1,939
3.88%, 11/01/20	2,760	2,778
3.75%, 11/01/21	8,431	8,354
3.88%, 11/01/23 (a)	4,020	3,871
6.88%, 11/15/37	2,390	2,553
5.35%, 11/01/43 (a)	2,485	2,254
		133,359
Consumer Staples 0.5%
B&G Foods Inc.
4.63%, 06/01/21	825	820
Kroger Co.
2.00%, 01/15/19	1,120	1,113
PepsiCo Inc.
1.25%, 04/30/18	370	370
Philip Morris International Inc.
2.00%, 02/21/20	2,650	2,610
2.31%, (3M US LIBOR + 0.42%), 02/21/20 (h)	1,280	1,284
2.63%, 02/18/22	4,360	4,264
Spectrum Brands Inc.
6.63%, 11/15/22	1,015	1,051
6.13%, 12/15/24	1,350	1,401
		12,913
Energy 0.1%
Enbridge Energy Partners LP
6.50%, 04/15/18	75	75
EQT Corp.
8.13%, 06/01/19	180	190
Matador Resources Co.
6.88%, 04/15/23	1,275	1,320
		1,585
	Shares/Par[1]	Value ($)
Financials 2.1%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	630	628
2.65%, 02/01/21	2,110	2,093
3.03%, (3M US LIBOR + 1.26%), 02/01/21 (h)	1,400	1,437
3.30%, 02/01/23	1,875	1,872
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (d)	1,225	1,194
4.95%, (callable at 100 beginning 06/20/20) (d)	3,075	3,140
Caterpillar Financial Services Corp.
2.25%, 12/01/19	1,935	1,922
CNH Capital LLC
3.63%, 04/15/18	3,575	3,578
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,525	1,529
Hub Holdings LLC
8.88%, 07/15/19 (g) (i)	369	369
HUB International Ltd.
7.88%, 10/01/21 (g)	5,195	5,377
Level 3 Financing Inc.
5.38%, 08/15/22	1,775	1,779
5.63%, 02/01/23	3,025	3,030
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	435
2.75%, 01/30/22	1,090	1,073
3.30%, 03/14/23	1,205	1,201
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	5,535	5,510
Reckitt Benckiser Treasury Services Plc
2.85%, (3M US LIBOR + 0.56%), 06/24/22 (g) (h)	3,145	3,144
Shell International Finance BV
2.26%, (3M US LIBOR + 0.45%), 05/11/20 (h)	465	467
Solera LLC
10.50%, 03/01/24 (g)	560	623
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	2,150	2,215
Trinity Acquisition Plc
4.40%, 03/15/26	2,530	2,571
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (d)	2,995	3,061
Virgin Media Finance Plc
6.00%, 10/15/24 (g)	3,050	3,016
Virgin Media Secured Finance Plc
5.25%, 01/15/26 (g)	3,700	3,556
Ziggo Secured Finance BV
5.50%, 01/15/27 (g)	2,975	2,795
		57,615
Health Care 1.8%
Becton Dickinson & Co.
2.68%, 12/15/19	854	847
3.06%, (3M US LIBOR + 1.03%), 06/06/22 (h)	2,765	2,763
3.36%, 06/06/24	4,910	4,732
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (g)	380	401
HCA Inc.
3.75%, 03/15/19 (a)	1,200	1,204
4.25%, 10/15/19	2,985	3,010
6.50%, 02/15/20	13,346	13,997
Hologic Inc.
4.38%, 10/15/25 (g)	4,536	4,388
Medtronic Global Holdings SCA
1.70%, 03/28/19	3,900	3,864
3.35%, 04/01/27 (a)	2,345	2,312
Medtronic Inc.
2.50%, 03/15/20	4,710	4,679
Pfizer Inc.
1.20%, 06/01/18	4,503	4,497
Teleflex Inc.
4.88%, 06/01/26	275	272
4.63%, 11/15/27	520	501
Thermo Fisher Scientific Inc.
3.20%, 08/15/27	4,260	4,036

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Universal Health Services Inc.
3.75%, 08/01/19 (g)	190	190
		51,693
Industrials 1.1%
3M Co.
2.25%, 03/15/23	3,670	3,563
2.88%, 10/15/27	4,950	4,765
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	2,585	2,546
Fortive Corp.
1.80%, 06/15/19	105	104
Lennox International Inc.
3.00%, 11/15/23	340	329
Manitowoc Foodservice Inc.
9.50%, 02/15/24	625	697
Northrop Grumman Corp.
2.55%, 10/15/22	5,385	5,225
2.93%, 01/15/25	5,955	5,707
3.25%, 01/15/28	9,099	8,701
Xylem Inc.
4.88%, 10/01/21	125	132
3.25%, 11/01/26	250	242
		32,011
Information Technology 1.9%
Amphenol Corp.
2.20%, 04/01/20	2,765	2,723
3.20%, 04/01/24	500	487
Apple Inc.
1.50%, 09/12/19	8,525	8,408
Fiserv Inc.
2.70%, 06/01/20	4,825	4,802
Harris Corp.
2.00%, 04/27/18	570	570
Microsoft Corp.
3.30%, 02/06/27	23,620	23,436
NXP BV
3.75%, 06/01/18 (g)	11,025	11,037
Texas Instruments Inc.
2.90%, 11/03/27	1,250	1,192
		52,655
Materials 0.5%
Ecolab Inc.
2.00%, 01/14/19 (a)	1,585	1,577
Reynolds Group Holdings Inc.
6.88%, 02/15/21	1,287	1,305
Reynolds Group Issuer Inc.
5.75%, 10/15/20 (a)	5,728	5,800
5.22%, (3M US LIBOR + 3.50%), 07/15/21 (g) (h)	3,425	3,476
5.13%, 07/15/23 (g)	2,770	2,796
		14,954
Real Estate 0.8%
American Tower Corp.
3.30%, 02/15/21	4,075	4,073
Crown Castle International Corp.
4.88%, 04/15/22	5,675	5,953
5.25%, 01/15/23	10,150	10,789
Iron Mountain Inc.
4.38%, 06/01/21 (g)	990	995
		21,810
Telecommunication Services 0.8%
SBA Communications Corp.
4.88%, 07/15/22 - 09/01/24	14,892	14,779
T-Mobile USA Inc.
6.84%, 04/28/23	1,200	1,243
Verizon Communications Inc.
3.13%, 03/16/22	3,500	3,469
3.14%, (3M US LIBOR + 1.00%), 03/16/22 (h)	3,100	3,155
		22,646
Utilities 1.7%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	1,255	1,244
CMS Energy Corp.
8.75%, 06/15/19	17	18
	Shares/Par[1]	Value ($)
Dominion Resources Inc.
2.96%, 07/01/19 (j)	170	170
DTE Energy Co.
3.80%, 03/15/27	8,275	8,174
Edison International
2.13%, 04/15/20	4,675	4,587
Eversource Energy
2.75%, 03/15/22	2,725	2,668
2.90%, 10/01/24	2,250	2,161
3.30%, 01/15/28	2,772	2,660
NiSource Finance Corp.
3.49%, 05/15/27	6,260	6,054
4.38%, 05/15/47	4,110	4,128
NSTAR Electric Co.
3.20%, 05/15/27	3,215	3,145
Pacific Gas & Electric Co.
3.30%, 03/15/27	3,310	3,149
Southern California Gas Co.
3.20%, 06/15/25	1,475	1,456
Southern Co.
1.55%, 07/01/18	3,005	2,996
1.85%, 07/01/19	620	611
Virginia Electric & Power Co.
3.15%, 01/15/26	1,895	1,842
3.50%, 03/15/27	2,455	2,424
		47,487
Total Corporate Bonds And Notes (cost $458,107)		448,728
SENIOR LOAN INTERESTS 1.1%
Consumer Discretionary 0.1%
Delta 2 (LUX) SARL
Term Loan, 0.00%, (3M LIBOR + 2.50%), 02/01/24 (h) (k)	1,830	1,825
Dollar Tree Inc.
Term Loan B-2, 4.25%, 07/06/22	75	75
Kasima LLC
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 05/23/21 (h)	27	27
Term Loan B, 4.20%, (3M LIBOR + 2.50%), 05/23/21 (h)	132	132
NVA Holdings Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.75%), 01/31/25 (h) (k)	765	766
		2,825
Energy 0.1%
BCP Raptor LLC
Term Loan B, 6.04%, (1M LIBOR + 4.25%), 06/07/24 (h)	3,399	3,416
Financials 0.5%
HUB International Ltd.
Term Loan B, 4.84%, (1M LIBOR + 3.00%), 09/17/20 (h)	11,954	12,012
Institutional Shareholder Services Inc.
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.75%), 09/20/24 (h)	422	422
Delayed Draw Term Loan, 5.80%, (3M LIBOR + 3.75%), 10/04/24 (h)	38	38
Vantiv LLC
Term Loan A-5, 3.78%, (3M LIBOR + 2.00%), 09/20/22 (h)	1,420	1,427
		13,899
Health Care 0.2%
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/03/24 (h)	4,896	4,906
Prestige Brands Inc.
Term Loan B-5, 3.65%, (3M LIBOR + 2.75%), 01/20/24 (h)	131	131
		5,037
Industrials 0.1%
Welbilt Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 03/06/23 (h)	2,403	2,418

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Information Technology 0.1%
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/30/24 (h) (k)	255	256
Fiserv Inc.
Term Loan A, 2.90%, (3M LIBOR + 1.25%), 10/25/18 (h) (l)	223	222
Global Payments Inc.
Term Loan A, 3.32%, (3M LIBOR + 1.75%), 05/02/22 (h)	1,468	1,470
Kronos Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (h) (k)	840	845
		2,793
Materials 0.0%
H.B. Fuller Co.
Term Loan B, 4.07%, (3M LIBOR + 2.25%), 10/11/24 (h)	1,383	1,389
Total Senior Loan Interests (cost $31,577)		31,777
GOVERNMENT AND AGENCY OBLIGATIONS 7.9%
Sovereign 1.8%
Kreditanstalt fur Wiederaufbau
2.88%, 04/03/28 (a)	51,750	51,577
U.S. Treasury Securities 6.1%
U.S. Treasury Note
2.25%, 11/15/27	177,250	169,661
Total Government And Agency Obligations (cost $224,245)		221,238
SHORT TERM INVESTMENTS 7.6%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (f) (m)	4,924	4,924
T. Rowe Price Government Reserve Fund, 1.59% (f) (m)	127,372	127,372
		132,296
Securities Lending Collateral 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (m)	79,471	79,471
Total Short Term Investments (cost $211,767)		211,767
Total Investments 103.8% (cost $2,762,736)		2,900,211
Total Purchased Options 0.0% (cost $338)		486
Other Derivative Instruments (0.3)%		(8,887)
Other Assets and Liabilities, Net (3.5)%		(98,266)
Total Net Assets 100.0%		2,793,544

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) Investment in affiliate.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $107,509 and 3.8%, respectively.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(k) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,157	9	—	9	—	(2)	1,164	—
	1,157	9	—	9	—	(2)	1,164	—

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
AT&T Inc.	GSC	Call	40.00	06/15/18	949	14
AT&T Inc.	GSC	Call	39.00	04/20/18	949	4
CVS Health Corp.	CGM	Call	85.00	05/18/18	94	—
Dr Pepper Snapple Group Inc.	CGM	Call	95.00	05/18/18	94	222
Dr Pepper Snapple Group Inc.	CGM	Call	92.50	05/18/18	94	246
Kraft Heinz Co.	CSI	Call	85.00	04/20/18	190	—
						486

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Abbott Laboratories	DUB	Call	67.50	01/18/19	441	(80)
Alphabet Inc. - Class A	CGM	Call	1,260.00	01/18/19	19	(61)
Alphabet Inc. - Class A	CGM	Call	1,200.00	01/18/19	70	(314)
Alphabet Inc. - Class A	CSI	Call	1,200.00	01/18/19	23	(103)
Alphabet Inc. - Class C	CGM	Call	1,260.00	01/18/19	49	(137)
Alphabet Inc. - Class C	CGM	Call	1,200.00	01/18/19	47	(188)
Alphabet Inc. - Class C	CSI	Call	1,200.00	01/18/19	48	(192)
American Tower Corp.	JPM	Call	165.00	01/18/19	181	(69)
American Tower Corp.	JPM	Call	160.00	01/18/19	181	(93)
Anthem Inc.	CGM	Call	270.00	01/18/19	318	(131)
Anthem Inc.	CGM	Call	260.00	01/18/19	144	(91)
Apple Inc.	CSI	Call	200.00	01/18/19	633	(332)
Booking Holdings Inc.	CGM	Call	2,300.00	01/18/19	29	(368)
Booking Holdings Inc.	CGM	Call	2,000.00	01/18/19	14	(370)
Booking Holdings Inc.	CGM	Call	1,900.00	01/18/19	14	(462)
Broadcom Ltd.	JPM	Call	270.00	01/18/19	442	(610)
Crown Castle International Corp.	CGM	Call	125.00	01/18/19	308	(70)
Crown Castle International Corp.	CGM	Call	120.00	01/18/19	308	(112)
Facebook Inc.	CGM	Call	180.00	01/18/19	447	(522)
Mastercard Inc.	GSC	Call	185.00	01/18/19	251	(299)
Mastercard Inc.	GSC	Call	180.00	01/18/19	252	(373)
Microsoft Corp.	JPM	Call	110.00	01/18/19	289	(77)
Microsoft Corp.	JPM	Call	105.00	01/18/19	289	(110)
Microsoft Corp.	JPM	Call	100.00	01/18/19	743	(398)
Philip Morris International Inc.	CGM	Call	115.00	01/18/19	379	(63)
PNC Financial Services Group Inc.	CGM	Call	180.00	01/18/19	60	(24)
PNC Financial Services Group Inc.	CSI	Call	155.00	01/18/19	54	(64)
PNC Financial Services Group Inc.	CSI	Call	180.00	01/18/19	587	(235)
PNC Financial Services Group Inc.	CSI	Call	140.00	01/18/19	53	(109)
PNC Financial Services Group Inc.	CSI	Call	145.00	01/18/19	54	(94)
PNC Financial Services Group Inc.	CSI	Call	150.00	01/18/19	54	(78)
State Street Corp.	CGM	Call	100.00	01/18/19	338	(318)
Texas Instruments Inc.	GSC	Call	130.00	01/18/19	442	(90)
Texas Instruments Inc.	GSC	Call	125.00	01/18/19	442	(122)
Thermo Fisher Scientific Inc.	BOA	Call	240.00	01/18/19	2	(1)
Thermo Fisher Scientific Inc.	BOA	Call	230.00	01/18/19	2	(2)
Thermo Fisher Scientific Inc.	MLP	Call	230.00	01/18/19	227	(189)
Thermo Fisher Scientific Inc.	MLP	Call	240.00	01/18/19	228	(125)
UnitedHealth Group Inc.	GSC	Call	270.00	01/18/19	492	(153)
UnitedHealth Group Inc.	GSC	Call	260.00	01/18/19	79	(47)
Visa Inc.	CGM	Call	120.00	01/18/19	292	(311)
Visa Inc.	CGM	Call	125.00	01/18/19	309	(254)
Visa Inc.	CGM	Call	115.00	01/18/19	95	(131)
Visa Inc.	CGM	Call	105.00	01/18/19	96	(198)
Visa Inc.	CGM	Call	110.00	01/18/19	96	(163)
Visa Inc.	CSI	Call	140.00	01/18/19	553	(177)
Visa Inc.	CSI	Call	135.00	01/18/19	567	(252)
Yum! Brands Inc.	CGM	Call	95.00	01/18/19	639	(129)
						(8,891)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	BCL	04/03/18	GBP	(932)	(1,308)	5
USD/GBP	RBS	04/04/18	GBP	(705)	(989)	(1)
					(2,297)	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/The Boston Company Equity Income Fund
COMMON STOCKS 98.9%
Consumer Discretionary 5.7%
Comcast Corp. - Class A	52	1,775
Goodyear Tire & Rubber Co.	23	622
Las Vegas Sands Corp.	12	881
Omnicom Group Inc. (a)	26	1,901
Time Warner Inc.	29	2,767
Twenty-First Century Fox Inc. - Class A	38	1,404
		9,350
Consumer Staples 5.2%
Coca-Cola Co.	34	1,481
Coca-Cola European Partners Plc	26	1,090
ConAgra Brands Inc.	70	2,567
Kellogg Co.	31	2,006
Kraft Heinz Foods Co.	22	1,397
		8,541
Energy 10.5%
Anadarko Petroleum Corp.	14	846
EOG Resources Inc.	27	2,834
Hess Corp.	31	1,590
Occidental Petroleum Corp.	61	3,985
Phillips 66	36	3,464
Schlumberger Ltd.	29	1,862
Valero Energy Corp.	31	2,833
		17,414
Financials 30.1%
Allstate Corp.	9	851
American International Group Inc.	33	1,794
Bank of America Corp.	215	6,445
BB&T Corp.	56	2,900
Berkshire Hathaway Inc. - Class B (b)	40	7,990
Capital One Financial Corp.	9	835
Citigroup Inc.	42	2,844
Goldman Sachs Group Inc.	4	1,050
Hartford Financial Services Group Inc.	26	1,315
JPMorgan Chase & Co.	72	7,931
Lincoln National Corp.	11	778
Morgan Stanley	60	3,242
PNC Financial Services Group Inc.	15	2,190
Prudential Financial Inc.	20	2,028
SunTrust Banks Inc.	33	2,219
Voya Financial Inc.	51	2,549
Wells Fargo & Co.	55	2,881
		49,842
Health Care 10.0%
Abbott Laboratories	29	1,725
Bristol-Myers Squibb Co.	17	1,101
Gilead Sciences Inc.	10	765
Humana Inc.	9	2,520
Johnson & Johnson	19	2,487
McKesson Corp.	6	812
Merck & Co. Inc.	31	1,687
Pfizer Inc.	107	3,791
UnitedHealth Group Inc.	8	1,632
		16,520
Industrials 11.1%
Delta Air Lines Inc.	47	2,599
Dover Corp.	12	1,207
Harris Corp.	7	1,194
Honeywell International Inc.	16	2,351
L3 Technologies Inc.	14	2,921
Raytheon Co.	17	3,653
United Technologies Corp.	36	4,514
		18,439
Information Technology 10.1%
Apple Inc.	10	1,611
Cisco Systems Inc.	145	6,215
International Business Machines Corp.	16	2,452
Microchip Technology Inc.	10	890
Oracle Corp.	54	2,458
	Shares/Par[1]	Value ($)
Texas Instruments Inc.	21	2,198
Xerox Corp.	28	804
		16,628
Materials 8.6%
CF Industries Holdings Inc.	73	2,759
DowDuPont Inc.	52	3,326
Freeport-McMoRan Inc. - Class B (b)	73	1,275
Martin Marietta Materials Inc.	9	1,821
Mosaic Co.	46	1,128
Newmont Mining Corp.	47	1,843
Vulcan Materials Co.	18	2,007
		14,159
Real Estate 2.1%
Lamar Advertising Co. - Class A	23	1,492
Outfront Media Inc.	65	1,227
Uniti Group Inc. (a)	49	797
		3,516
Telecommunication Services 4.2%
AT&T Inc.	96	3,436
Verizon Communications Inc.	72	3,445
		6,881
Utilities 1.3%
FirstEnergy Corp.	66	2,237
Total Common Stocks (cost $149,084)		163,527
SHORT TERM INVESTMENTS 2.6%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	1,778	1,778
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	2,433	2,433
Total Short Term Investments (cost $4,211)		4,211
Total Investments 101.5% (cost $153,295)		167,738
Other Assets and Liabilities, Net (1.5)%		(2,408)
Total Net Assets 100.0%		165,330

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 97.5%
Consumer Discretionary 18.9%
Carnival Plc	66	4,334
Dollar Tree Inc. (a)	57	5,380
Penske Automotive Group Inc.	80	3,551
Target Corp.	65	4,535
Tiffany & Co.	49	4,809
		22,609
Consumer Staples 10.1%
Altria Group Inc.	65	4,079
Lamb Weston Holdings Inc.	99	5,771
Spectrum Brands Holdings Inc. (b)	21	2,183
		12,033
Financials 21.6%
Berkshire Hathaway Inc. - Class B (a)	48	9,537
BlackRock Inc.	13	7,015
Cincinnati Financial Corp.	11	817
MBIA Inc. (a) (b)	394	3,650
Wells Fargo & Co.	93	4,873
		25,892
Health Care 3.5%
Eli Lilly & Co.	54	4,170
Industrials 26.5%
General Dynamics Corp.	28	6,174
Norfolk Southern Corp.	47	6,321
Old Dominion Freight Line Inc.	53	7,825
Orbital ATK Inc.	31	4,106
Southwest Airlines Co.	60	3,420
USG Corp. (a)	97	3,903
		31,749
Information Technology 8.6%
Apple Inc.	34	5,779
Citrix Systems Inc. (a)	49	4,506
		10,285
Materials 8.3%
Martin Marietta Materials Inc.	29	5,981
NewMarket Corp.	10	3,940
		9,921
Total Common Stocks (cost $89,946)		116,659
SHORT TERM INVESTMENTS 7.2%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	3,141	3,141
Securities Lending Collateral 4.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	5,505	5,505
Total Short Term Investments (cost $8,646)		8,646
Total Investments 104.7% (cost $98,592)		125,305
Other Assets and Liabilities, Net (4.7)%		(5,616)
Total Net Assets 100.0%		119,689

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/VanEck International Gold Fund (a)
COMMON STOCKS 98.0%
Materials 98.0%
Agnico-Eagle Mines Ltd.	71	2,972
Alamos Gold Inc. - Class A	2	8
Alamos Gold Inc. - Class A	228	1,189
Allegiant Gold Ltd. (b) (c)	109	45
Argonaut Gold Inc. (b) (c)	486	929
Atacama Pacific Gold Corp. (b)	399	201
Auryn Resources Inc. (b)	120	158
B2Gold Corp. (b) (c)	1,364	3,724
Barrick Gold Corp.	11	136
Bear Creek Mining Corp. (b) (c)	311	555
Bonterra Resources Inc. (b)	1,424	586
Brio Gold Inc. (b) (c)	225	437
Cardinal Resources Ltd. (b) (c)	1,583	666
Columbus Gold Corp. (b) (c)	543	145
Continental Gold Inc. (b)	763	2,097
Corvus Gold Inc. (b)	313	528
Corvus Gold Inc. (b)	147	249
Eastmain Resources Inc. (b) (c)	633	111
Equinox Gold Corp. (b)	350	302
Evolution Mining Ltd.	1,395	3,257
First Mining Gold Corp. (b) (c)	342	121
Fresnillo Plc	139	2,472
Gold Fields Ltd. - ADR	35	141
Gold Road Resources Ltd. (b)	2,610	1,643
Gold Standard Ventures Corp. (b) (c)	117	191
Goldcorp Inc.	124	1,719
Guyana Goldfields Inc. (b) (c)	268	1,036
Iamgold Corp. (b) (c)	296	1,536
Kinross Gold Corp. (b)	445	1,758
Kirkland Lake Gold Inc.	185	2,869
Kirkland Lake Gold Ltd.	10	155
Leagold Mining Corp. (b) (c)	313	634
Liberty Gold Corp. (b) (c)	877	303
Lundin Gold Inc. (b) (c)	69	276
MAG Silver Corp. (b) (c)	47	460
Metanor Resources Inc. (b) (d) (e) (f)	496	232
Midas Gold Corp. (b) (c)	280	207
New Gold Inc. (b)	350	902
New Gold Inc. (b)	10	26
Newcrest Mining Ltd.	45	685
Newmont Mining Corp.	85	3,313
Nighthawk Gold Corp. (b)	287	152
Northern Star Resources Ltd.	260	1,261
OceanaGold Corp	221	596
Orezone Gold Corp. (b) (d) (e) (f)	276	177
Orezone Gold Corp. (b)	858	579
Osisko Gold Royalties Ltd. (c)	14	135
Osisko Gold Royalties Ltd. (c)	25	242
Osisko Mining Inc. (b) (c) (g)	148	293
Osisko Mining Inc. (b) (c)	12	24
Otis Gold Corp. (b)	405	94
Premier Gold Mines Ltd. (b)	196	429
Pretium Resources Inc. (b) (c)	87	579
	Shares/Par[1]	Value ($)
Randgold Resources Ltd. - ADR (c)	22	1,856
Roxgold Inc. (b) (g)	472	370
Roxgold Inc. (b)	142	111
Royal Gold Inc.	23	1,992
Rye Patch Gold Corp. (b)	235	213
Sabina Gold & Silver Corp. (b)	798	979
Saracen Mineral Holdings Ltd. (b)	363	494
SEMAFO Inc. (b)	390	1,123
SSR Mining Inc. (b)	74	710
TMAC Resources Inc. (b) (c)	112	690
West African Resources Ltd. (b)	972	290
Wheaton Precious Metals Corp.	53	1,078
Yamana Gold Inc.	409	1,127
Yamana Gold Inc.	114	316
Total Common Stocks (cost $51,110)		54,884
WARRANTS 0.4%
Allegiant Gold Ltd. (b) (d) (e) (f)	130	61
Pilot Gold Inc. (b)	192	5
Rye Patch Gold Corp. (b) (d) (e) (f)	175	195
Total Warrants (cost $265)		261
SHORT TERM INVESTMENTS 14.2%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 1.55% (h) (i)	1,372	1,372
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 1.63% (i) (j)	109	109
		1,481
Securities Lending Collateral 11.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (h) (i)	6,470	6,470
Total Short Term Investments (cost $7,951)		7,951
Total Investments 112.6% (cost $59,326)		63,096
Other Assets and Liabilities, Net (12.6)%		(7,080)
Total Net Assets 100.0%		56,016

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $663 and 1.2%, respectively.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(j) All or a portion of the security is held in the respective subsidiary.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allegiant Gold Ltd.	11/15/17	61	61	0.1
Metanor Resources Inc.	12/28/17	273	232	0.4
Orezone Gold Corp.	03/27/18	172	177	0.3
Rye Patch Gold Corp.	01/23/18	183	195	0.4
		689	665	1.2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 95.0%
Australia 4.0%
CSL Ltd.	515	62,085
Brazil 1.9%
Raia Drogasil SA	1,270	28,747
Canada 5.6%
Canadian Pacific Railway Co.	317	55,968
Dollarama Inc.	250	30,377
		86,345
China 3.3%
Tencent Holdings Ltd.	967	51,641
Denmark 3.6%
Chr Hansen Holding A/S	481	41,458
Coloplast A/S - Class B	14	1,219
Novozymes A/S - Class B	247	12,730
		55,407
France 10.0%
Cie Generale d'Optique Essilor International SA	259	34,934
Hermes International SCA	64	38,019
LVMH Moet Hennessy Louis Vuitton SE	177	54,606
Pernod-Ricard SA	156	26,031
		153,590
Germany 3.5%
Adidas AG	221	53,642
Hong Kong 3.5%
AIA Group Ltd.	6,279	53,909
India 3.4%
HDFC Bank Ltd. - ADR	532	52,505
Ireland 8.5%
Accenture Plc - Class A	397	60,957
ICON Plc (a)	320	37,828
Ryanair Holdings Plc - ADR (a)	270	33,202
		131,987
Italy 4.1%
Ferrari NV	293	35,204
Luxottica Group SpA	459	28,514
		63,718
Japan 10.2%
Fanuc Ltd.	191	48,643
Keyence Corp.	113	70,560
Sysmex Corp.	409	37,751
		156,954
	Shares/Par[1]	Value ($)
Mexico 2.4%
Wal-Mart de Mexico SAB de CV	14,800	37,660
Netherlands 2.3%
Core Laboratories NV (b)	323	34,974
Russian Federation 3.2%
Yandex NV - Class A (a)	1,238	48,830
Spain 1.0%
Inditex SA	506	15,863
Sweden 5.2%
Atlas Copco AB - Class A	1,066	46,348
Hexagon AB - Class B	557	33,201
		79,549
Switzerland 5.3%
Nestle SA	635	50,194
Sika AG	4	31,437
		81,631
Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,344	58,799
United Kingdom 6.6%
Compass Group Plc	2,435	49,704
Experian Plc	2,408	52,041
		101,745
United States of America 3.6%
Chubb Ltd.	404	55,232
Total Common Stocks (cost $1,143,940)		1,464,813
SHORT TERM INVESTMENTS 9.1%
Investment Companies 7.5%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	116,539	116,539
Securities Lending Collateral 1.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	24,341	24,341
Total Short Term Investments (cost $140,880)		140,880
Total Investments 104.1% (cost $1,284,820)		1,605,693
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (4.1)%		(62,941)
Total Net Assets 100.0%		1,542,749

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	JPM	04/02/18	BRL	2,604	789	6
CHF/USD	BBH	04/03/18	CHF	2,249	2,353	(2)
DKK/USD	BBH	04/04/18	DKK	6,810	1,124	(2)
EUR/USD	BBH	04/03/18	EUR	8,299	10,211	(17)
EUR/USD	BBH	04/04/18	EUR	1,149	1,414	—
GBP/USD	BBH	04/03/18	GBP	1,994	2,799	(12)
HKD/USD	BBH	04/03/18	HKD	30,880	3,934	—
JPY/USD	BBH	04/02/18	JPY	1,245,985	11,711	(5)
JPY/USD	BBH	04/02/18	JPY	108,067	1,015	—
JPY/USD	BBH	04/03/18	JPY	762,416	7,165	(10)
MXN/USD	BBH	04/02/18	MXN	18,936	1,042	12
SEK/USD	BBH	04/03/18	SEK	21,154	2,534	(4)
USD/AUD	BBH	04/03/18	AUD	(1,072)	(824)	(1)
USD/AUD	BBH	04/04/18	AUD	(2,503)	(1,923)	(3)
USD/DKK	BBH	04/03/18	DKK	(11,710)	(1,933)	18
USD/DKK	BBH	04/04/18	DKK	(35,577)	(5,872)	17
					35,539	(3)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Currency Abbreviations:

AED - United Arab Emirates Dirham	DOP - Dominican Peso	LKR - Sri Lanken Rupee	SAR - Saudi Riyal
ARS - Argentine Peso	EGP - Egyptian Pound	MAD - Moroccan Dirham	SEK - Swedish Krona
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	SGD - Singapore Dollar
BHD - Bahraini Dinar	GBP - British Pound	NGN - Nigerian Naira	THB - Thai Baht
BRL - Brazilian Real	GEL - Georgian Lari	NOK - Norwegian Krone	TRY - New Turkish Lira
CAD - Canadian Dollar	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CHF - Swiss Franc	HUF - Hungarian Forint	OMR - Omani Rial	UAH - Ukraine Hryvnia
CLF - Chilean Unidad de Fomento	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CLP - Chilean Peso	ILS - Israeli New Shekel	PHP - Philippine Peso	UYU - Uruguayan Peso
CNH - Chinese Offshore Yuan	INR - Indian Rupee	PLN - Polish Zloty	ZAR - South African Rand
CNY - Chinese Yuan	ISK - Icelandic Krona	QAR - Qatari Riyal
COP - Colombian Peso	JPY - Japanese Yen	RON - Romanian New Leu
CZK - Czech Republic Korunas	KRW - Korean Won	RSD - Serbian Dinar
DKK - Danish Krone	KZT - Kazakh Tenge	RUB - Russian Ruble

Abbreviations:

ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company
AU - Australia	JSE - Johannesburg Stock Exchange
CDX.EM - Credit Default Swap Index - Emerging Markets	KOSPI - Korea Composite Stock Price Index
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	LIBOR - London Interbank Offer Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	LME - London Metal Exchange
CLO - Collateralized Loan Obligation	MBS - Mortgage Backed Security
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MCDX.NA - Municipal Credit Defualt Swap Index - North American
EAFE - Europe, Australia and Far East	MLP - Master Limited Partnership
ETF - Exchange Traded Fund	MSCI - Morgan Stanley Capital International
EU - European Union	NASDAQ - National Association of Securities Dealers Automated Quotations
EURIBOR - Europe Interbank Offered Rate	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REMIC - Real Estate Mortgage Investment Conduit
with a term of 4.5 to 5.5 years	SGX - Singapore Exchange
Euro-Bund - debt instrument issued by the Federal Republic of Germany	SPDR - Standard & Poor's Depositary Receipt
with a term of 8.5 to 10.5 years	SPI - Schedule Performance Index
Euro-BTP - debt instrument issued by the Republic of Italy	ULSD - Ultra Low Sulfur Diesel
with a term of 2 to 11 years	US - United States
Euro-OAT - debt instrument issued by the Republic of France	WTI - West Texas Intermediate
with a term of 8.5 to 10.5 years
FTSE - Financial Times and the London Stock Exchange
GB - United Kingdom

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	MFM - Mellon Financial Markets LLC
BBP - Barclays Bank Plc	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	NAC - National Australia Capital Markets LLC
BOA - Banc of America Securities LLC/Bank of America NA	NSI - Nomura Securities International Inc.
CCI - Citicorp Securities, Inc.	RBC - Royal Bank of Canada
CGM - Citigroup Global Markets	RBS - Royal Bank of Scotland
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	WBC - Westpac Banking Corporation
JPM - JPMorgan Chase Bank N.A.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Payments delivered or received are based on the notional amount.

11Swaptions are illiquid investments.

12At the expiration date, the Fund will purchase from the counterparty an option straddle with the same strike price and expiration date to be determined on this date.

"-" Amount rounds to less than one thousand or 0.05%.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Fund sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Fund’s Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2018. The following table details the investments held during the period ended March 31, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Tactical ETF Moderate Fund	—	7,017	7,017	1	—	—
JNL Tactical ETF Moderate Growth Fund	212	2,644	2,856	—	—	—
JNL Tactical ETF Growth Fund	315	5,174	5,248	1	241	0.1
JNL/AQR Risk Parity Fund	6,024	1,186	1,264	8	5,946	18.7
JNL/BlackRock Global Long Short Credit Fund	—	3,000	3,000	—	—	—
JNL/DFA U.S. Small Cap Fund	666	4,081	4,357	1	390	0.3
JNL/DoubleLine Total Return Fund	143,234	227,201	291,725	325	78,710	3.8
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	57,544	174,143	209,176	79	22,511	5.7
JNL/Epoch Global Shareholder Yield Fund	1,175	1,967	2,912	2	230	0.7
JNL/FAMCO Flex Core Covered Call Fund	3,918	17,855	19,628	10	2,145	1.4
JNL/Lazard International Strategic Equity Fund	1,601	4,871	3,144	8	3,328	5.7
JNL/Neuberger Berman Currency Fund	3,075	76,826	79,099	7	802	1.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,226	171,331	157,896	50	15,661	9.8
JNL/Nicholas Convertible Arbitrage Fund	14,005	32,287	31,498	49	14,794	8.2
JNL/PPM America Long Short Credit Fund	6,453	17,094	23,154	14	393	0.3
JNL/T. Rowe Price Capital Appreciation Fund	4,558	7,992	7,626	7	4,924	0.2
JNL/The Boston Company Equity Income Fund	980	15,186	14,388	6	1,778	1.1
JNL/The London Company Focused U.S. Equity Fund	4,058	4,777	5,694	11	3,141	2.6
JNL/VanEck International Gold Fund	296	5,622	4,546	3	1,372	2.4
JNL/WCM Focused International Equity Fund	69,168	133,390	86,019	167	116,539	7.6

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	313,813	272,638	459,079	591	127,372	4.6

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended March 31, 2018.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Security Valuation. Under the Jackson Variable Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options, swap agreements and forward volatility agreements are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2018 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Tactical ETF Moderate Fund
Assets - Securities
Investment Companies	133,190	—	—	—	133,190
Short Term Investments	—	—	—	14,171	14,171
	133,190	—	—	14,171	147,361
JNL Tactical ETF Moderate Growth Fund
Assets - Securities
Investment Companies	283,756	—	—	—	283,756
Short Term Investments	—	—	—	21,243	21,243
	283,756	—	—	21,243	304,999
JNL Tactical ETF Growth Fund
Assets - Securities
Investment Companies	223,292	—	—	—	223,292
Short Term Investments	241	—	—	11,729	11,970
	223,533	—	—	11,729	235,262
JNL/AQR Risk Parity Fund
Assets - Securities
Government And Agency Obligations	—	12,835	—	—	12,835
Short Term Investments	12,073	5,452	—	—	17,525
	12,073	18,287	—	—	30,360
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	630	—	—	—	630
Open Forward Foreign Currency Contracts	—	74	—	—	74
OTC Total Return Swap Agreements	—	16	—	—	16
	630	90	—	—	720
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(566)	—	—	—	(566)
Open Forward Foreign Currency Contracts	—	(69)	—	—	(69)
OTC Total Return Swap Agreements	—	(10)	—	—	(10)
	(566)	(79)	—	—	(645)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/BlackRock Global Long Short Credit Fund
Assets - Securities
Common Stocks	4,180	192	—	—	4,372
Non-U.S. Government Agency Asset-Backed Securities	—	25,152	122	—	25,274
Corporate Bonds And Notes	—	107,383	—	—	107,383
Senior Loan Interests	—	34,986	1,893	—	36,879
Government And Agency Obligations	—	7,013	—	—	7,013
Short Term Investments	—	36,075	—	—	36,075
	4,180	210,801	2,015	—	216,996
Liabilities - Securities
Corporate Bonds And Notes	—	(18,812)	—	—	(18,812)
Government And Agency Obligations	—	(17,328)	—	—	(17,328)
	—	(36,140)	—	—	(36,140)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
Centrally Cleared Interest Rate Swap Agreements	—	239	—	—	239
Centrally Cleared Credit Default Swap Agreements	—	5	—	—	5
Exchange Traded Purchased Options	322	—	—	—	322
OTC Purchased Options	—	162	—	—	162
Open Forward Foreign Currency Contracts	—	530	—	—	530
OTC Credit Default Swap Agreements	—	439	—	—	439
OTC Contracts for Difference	—	167	—	—	167
OTC Total Return Swap Agreements	—	18	—	—	18
	322	1,560	—	—	1,882
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(144)	—	—	—	(144)
Centrally Cleared Interest Rate Swap Agreements	—	(18)	—	—	(18)
Centrally Cleared Credit Default Swap Agreements	—	(30)	—	—	(30)
Exchange Traded Written Options	(41)	—	—	—	(41)
OTC Written Options	—	(23)	—	—	(23)
Open Forward Foreign Currency Contracts	—	(484)	—	—	(484)
OTC Credit Default Swap Agreements	—	(1,130)	—	—	(1,130)
OTC Contracts for Difference	—	(177)	(5)	—	(182)
OTC Total Return Swap Agreements	—	(7)	—	—	(7)
	(185)	(1,869)	(5)	—	(2,059)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	114,828	—	—	—	114,828
Preferred Stocks	25	—	—	—	25
Rights	—	11	1	—	12
Short Term Investments	5,172	—	—	—	5,172
	120,025	11	1	—	120,037
JNL/DoubleLine Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	993,124	—	—	993,124
Government And Agency Obligations	—	1,015,496	—	—	1,015,496
Short Term Investments	78,710	—	—	—	78,710
	78,710	2,008,620	—	—	2,087,330
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Corporate Bonds And Notes	—	10,295	—	—	10,295
Senior Loan Interests	—	—	14,165	—	14,165
Government And Agency Obligations	—	229,256	1,704	—	230,960
Common Stocks	28	33,097	—	—	33,125
Short Term Investments	22,511	71,201	—	—	93,712
	22,539	343,849	15,869	—	382,257
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	46	—	—	—	46
Centrally Cleared Interest Rate Swap Agreements	—	3,401	—	—	3,401
Centrally Cleared Credit Default Swap Agreements	—	51	—	—	51
OTC Purchased Options	—	1,065	—	—	1,065
Open Forward Foreign Currency Contracts	—	6,607	1,139	—	7,746
OTC Interest Rate Swap Agreements	—	926	—	—	926
OTC Cross-Currency Swap Agreements	—	225	—	—	225
OTC Credit Default Swap Agreements	—	1,560	—	—	1,560
OTC Non-Deliverable Bond Forward Contracts	—	489	—	—	489
	46	14,324	1,139	—	15,509

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(183)	—	—	—	(183)
Centrally Cleared Interest Rate Swap Agreements	—	(6,657)	—	—	(6,657)
Centrally Cleared Credit Default Swap Agreements	—	(157)	—	—	(157)
Open Forward Foreign Currency Contracts	—	(8,958)	(78)	—	(9,036)
OTC Interest Rate Swap Agreements	—	(1,476)	—	—	(1,476)
OTC Cross-Currency Swap Agreements	—	(812)	—	—	(812)
OTC Credit Default Swap Agreements	—	(3,313)	—	—	(3,313)
OTC Forward Volatility Agreements	—	(64)	—	—	(64)
	(183)	(21,437)	(78)	—	(21,698)
JNL/Epoch Global Shareholder Yield Fund
Assets - Securities
Common Stocks
Australia	—	724	—	—	724
Canada	1,820	—	—	—	1,820
France	—	2,604	—	—	2,604
Germany	—	2,784	—	—	2,784
Italy	—	1,079	—	—	1,079
Netherlands	590	—	—	—	590
Norway	—	695	—	—	695
Singapore	—	379	—	—	379
Spain	—	556	—	—	556
Sweden	—	241	—	—	241
Switzerland	—	1,251	—	—	1,251
Taiwan	203	—	—	—	203
United Kingdom	738	4,103	—	—	4,841
United States of America	13,820	—	—	—	13,820
Short Term Investments	230	—	—	945	1,175
	17,401	14,416	—	945	32,762
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	153,637	—	—	—	153,637
Short Term Investments	2,145	—	—	—	2,145
	155,782	—	—	—	155,782
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,099)	—	—	—	(2,099)
	(2,099)	—	—	—	(2,099)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	7,550	48,181	—	—	55,731
Short Term Investments	3,815	—	—	—	3,815
	11,365	48,181	—	—	59,546
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	27,829	—	—	27,829
Short Term Investments	802	48,952	—	—	49,754
	802	76,781	—	—	77,583
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	13,374	—	—	13,374
	—	13,374	—	—	13,374
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(13,405)	—	—	(13,405)
	—	(13,405)	—	—	(13,405)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	29,622	—	—	29,622
Corporate Bonds And Notes	—	104,018	—	—	104,018
Short Term Investments	15,661	2,494	—	—	18,155
	15,661	136,134	—	—	151,795
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,550	—	—	—	2,550
	2,550	—	—	—	2,550

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,596)	—	—	—	(2,596)
	(2,596)	—	—	—	(2,596)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Common Stocks	500	—	—	—	500
Preferred Stocks	6,428	—	—	—	6,428
Corporate Bonds And Notes	—	174,363	—	—	174,363
Short Term Investments	14,794	—	—	—	14,794
	21,722	174,363	—	—	196,085
Liabilities - Securities
Common Stocks	(70,804)	—	—	—	(70,804)
Investment Companies	(4,896)	—	—	—	(4,896)
	(75,700)	—	—	—	(75,700)
JNL/PIMCO Credit Income Fund
Assets - Securities
Trust Preferreds	11	—	—	—	11
Non-U.S. Government Agency Asset-Backed Securities	—	11,921	—	—	11,921
Corporate Bonds And Notes	—	379,560	—	—	379,560
Senior Loan Interests	—	16,827	897	—	17,724
Government And Agency Obligations	—	137,383	—	—	137,383
Preferred Stocks	361	—	—	—	361
Short Term Investments	—	405	—	14,639	15,044
	372	546,096	897	14,639	562,004
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	250	—	—	—	250
Centrally Cleared Interest Rate Swap Agreements	—	325	—	—	325
Centrally Cleared Credit Default Swap Agreements	—	227	—	—	227
OTC Purchased Options	—	151	—	—	151
Open Forward Foreign Currency Contracts	—	720	—	—	720
OTC Interest Rate Swap Agreements	—	—	—	—	—
OTC Credit Default Swap Agreements	—	1,013	—	—	1,013
	250	2,436	—	—	2,686
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(42)	—	—	—	(42)
Centrally Cleared Interest Rate Swap Agreements	—	(974)	—	—	(974)
Centrally Cleared Credit Default Swap Agreements	—	(54)	—	—	(54)
Exchange Traded Written Options	(22)	—	—	—	(22)
OTC Written Options	—	(217)	—	—	(217)
Open Forward Foreign Currency Contracts	—	(415)	—	—	(415)
OTC Interest Rate Swap Agreements	—	(9)	—	—	(9)
OTC Credit Default Swap Agreements	—	(148)	—	—	(148)
	(64)	(1,817)	—	—	(1,881)
JNL/PPM America Long Short Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	16,248	295	—	16,543
Corporate Bonds And Notes	—	91,055	—	—	91,055
Senior Loan Interests	—	27,965	446	—	28,411
Government And Agency Obligations	—	799	—	—	799
Other Equity Interests	—	—	—	—	—
Common Stocks	645	75	—	—	720
Investment Companies	3,211	—	—	—	3,211
Short Term Investments	393	—	—	—	393
	4,249	136,142	741	—	141,132
Liabilities - Securities
Corporate Bonds And Notes	—	(8,080)	—	—	(8,080)
	—	(8,080)	—	—	(8,080)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	44	—	—	—	44
Centrally Cleared Credit Default Swap Agreements	—	17	—	—	17
OTC Credit Default Swap Agreements	—	21	—	—	21
	44	38	—	—	82
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(629)	—	—	—	(629)
OTC Credit Default Swap Agreements	—	(24)	—	—	(24)
	(629)	(24)	—	—	(653)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Trust Preferreds	4,001	—	—	—	4,001
Common Stocks	1,888,350	5,628	—	—	1,893,978
Preferred Stocks	85,869	—	—	—	85,869
Investment Companies	1,164	—	—	—	1,164
Non-U.S. Government Agency Asset-Backed Securities	—	1,689	—	—	1,689
Corporate Bonds And Notes	—	448,728	—	—	448,728
Senior Loan Interests	—	31,555	222	—	31,777
Government And Agency Obligations	—	221,238	—	—	221,238
Short Term Investments	211,767	—	—	—	211,767
	2,191,151	708,838	222	—	2,900,211
Assets - Investments in Other Financial Instruments[2]
OTC Purchased Options	—	486	—	—	486
Open Forward Foreign Currency Contracts	—	5	—	—	5
	—	491	—	—	491
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(8,891)	—	—	(8,891)
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(8,892)	—	—	(8,892)
JNL/The Boston Company Equity Income Fund
Assets - Securities
Common Stocks	163,527	—	—	—	163,527
Short Term Investments	1,778	—	—	2,433	4,211
	165,305	—	—	2,433	167,738
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	116,659	—	—	—	116,659
Short Term Investments	3,141	—	—	5,505	8,646
	119,800	—	—	5,505	125,305
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	43,997	10,887	—	—	54,884
Warrants	5	256	—	—	261
Short Term Investments	1,481	—	—	6,470	7,951
	45,483	11,143	—	6,470	63,096
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Australia	—	62,085	—	—	62,085
Brazil	28,747	—	—	—	28,747
Canada	86,345	—	—	—	86,345
China	—	51,641	—	—	51,641
Denmark	—	55,407	—	—	55,407
France	—	153,590	—	—	153,590
Germany	—	53,642	—	—	53,642
Hong Kong	—	53,909	—	—	53,909
India	52,505	—	—	—	52,505
Ireland	131,987	—	—	—	131,987
Italy	—	63,718	—	—	63,718
Japan	—	156,954	—	—	156,954
Mexico	37,660	—	—	—	37,660
Netherlands	34,974	—	—	—	34,974
Russian Federation	48,830	—	—	—	48,830
Spain	—	15,863	—	—	15,863
Sweden	—	79,549	—	—	79,549
Switzerland	—	81,631	—	—	81,631
Taiwan	58,799	—	—	—	58,799
United Kingdom	—	101,745	—	—	101,745
United States of America	55,232	—	—	—	55,232
Short Term Investments	116,539	—	—	24,341	140,880
	651,618	929,734	—	24,341	1,605,693
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	53	—	—	53
	—	53	—	—	53
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(56)	—	—	(56)
	—	(56)	—	—	(56)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 All derivatives, except for options, are reflected at the unrealized appreciation (depreciation) on the instrument. Options are reflected at value.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers between Level 1 and Level 2 valuations for the period ended March 31, 2018.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2018:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/BlackRock Global Long Short Credit Fund
Senior Loan Interests	—	—	—	48	1,578	—	1,626	[3]	48
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Senior Loan Interests	8,299	—	—	(127)	—	—	8,172	[4]	(127)

1 Reflects the change in unrealized appreciation (depreciation) for Level 3 investments held at March 31, 2018.

2 There were no significant transfers between Level 3 and Level 2 valuations during the quarter ended March 31, 2018, other than those noted.

3 At the end of the period, the fair value measurement of the senior loan interest held in JNL/BlackRock Global Long Short Credit Fund was determined based on a vendor provided bid with a depth of 1.

4 The fair value measurement of the senior loan interest held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund was determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	526.97 bps

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Long Short Credit Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

    Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.